UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22903

J.P. Morgan Exchange-Traded Fund Trust

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

With copies to:

Elizabeth A. Davin, Esq.	Jon S. Rand Esq.
JPMorgan Chase & Co.	Dechert LLP
1111 Polaris Parkway	1095 Avenue of the Americas
Columbus, OH 43240	New York, NY 10036

Registrant’s telephone number, including area code: (844) 457-6383

Date of fiscal year end: October 31

Date of reporting period: January 31, 2018

ITEM 1. SCHEDULE OF INVESTMENTS.

J.P. Morgan Exchange-Traded Fund Trust

Schedule of Portfolio Investments as of January 31, 2018

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2018.

JPMorgan Diversified Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited)

Investments	Shares	Value($)
COMMON STOCKS — 99.5%
Brazil — 8.9%
AES Tiete SA	14,586	57,135
Banco Bradesco SA *	31,785	392,374
Banco Bradesco SA (Preference) *	121,620	1,555,560
Banco BTG Pactual SA *	7,552	50,133
Banco do Brasil SA *	41,937	522,304
Banco Santander Brasil SA	15,864	178,458
BB Seguridade Participacoes SA	27,087	264,494
Bradespar SA (Preference)	8,897	87,378
Braskem SA (Preference), Class A	9,052	140,383
CCR SA	54,000	265,593
Cia Brasileira de Distribuicao (Preference) *	9,414	222,497
Cia de Gas de Sao Paulo - COMGAS (Preference)	1,655	31,453
Cia de Saneamento Basico do Estado de Sao Paulo *	31,781	362,898
Cia de Transmissao de Energia Eletrica Paulista (Preference)	4,272	90,173
Cia Energetica de Minas Gerais (Preference)	87,729	206,518
Cia Paranaense de Energia (Preference)	9,624	74,038
Cielo SA	44,760	377,636
EDP - Energias do Brasil SA *	27,364	117,753
Engie Brasil Energia SA	12,771	144,065
Equatorial Energia SA *	15,990	351,318
Estacio Participacoes SA	15,634	171,994
Fibria Celulose SA	10,877	187,360
Fleury SA	17,897	168,522
Gerdau SA (Preference)	44,652	201,817
Grendene SA	5,069	46,537
IRB Brasil Resseguros S/A *	2,483	29,264
Itau Unibanco Holding SA (Preference)	126,418	2,073,636
Itausa - Investimentos Itau SA (Preference)	157,385	654,536
JBS SA	61,627	194,398
Klabin SA	30,310	169,435
Kroton Educacional SA	91,594	467,170
Localiza Rent a Car SA *	27,968	226,307
Lojas Renner SA *	44,051	523,469
M Dias Branco SA *	5,258	94,515
Natura Cosmeticos SA	11,379	124,719
Odontoprev SA	24,700	128,927
Petroleo Brasileiro SA *	142,570	953,152
Petroleo Brasileiro SA (Preference) *	186,184	1,151,232
Porto Seguro SA *	3,813	52,875
Qualicorp SA	9,517	91,376
Sao Martinho SA	9,995	59,136
Smiles Fidelidade SA *	3,511	90,530
Sul America SA	8,756	55,790
Suzano Papel e Celulose SA *	20,857	135,250
Telefonica Brasil SA (Preference)	38,701	654,127
TIM Participacoes SA *	76,128	322,576

Investments	Shares	Value($)
Brazil — continued
Transmissora Alianca de Energia Eletrica SA	17,420	110,174
Usinas Siderurgicas de Minas Gerais SA (Preference), Class A *	18,329	68,230
Vale SA *	152,156	1,979,556

		16,678,771

Chile — 1.5%
Aguas Andinas SA, Class A	246,491	165,989
Banco de Chile	1,009,478	172,899
Banco de Credito e Inversiones	1,807	137,976
Banco Santander Chile	2,442,368	207,802
Colbun SA	638,073	158,325
Embotelladora Andina SA (Preference), Class B	14,580	71,215
Empresas CMPC SA	53,452	211,758
Empresas COPEC SA	19,356	336,145
Enel Americas SA	2,454,077	574,326
Enel Chile SA	1,751,651	220,980
Enel Generacion Chile SA	285,554	272,295
Sociedad Quimica y Minera de Chile SA (Preference), Class B	4,579	257,005

		2,786,715

China — 23.7%
58.com, Inc., ADR *	2,000	159,760
Agile Group Holdings Ltd.	34,000	60,915
Agricultural Bank of China Ltd., Class H	627,000	383,623
Air China Ltd., Class H	78,000	113,711
Alibaba Group Holding Ltd., ADR *	24,500	5,005,105
Aluminum Corp. of China Ltd., Class H *	126,000	85,213
Angang Steel Co. Ltd., Class H	36,000	39,098
Anhui Conch Cement Co. Ltd., Class H	39,000	213,986
Anhui Gujing Distillery Co. Ltd., Class B	5,300	31,166
ANTA Sports Products Ltd.	53,000	254,299
Autohome, Inc., ADR	900	74,952
AviChina Industry & Technology Co. Ltd., Class H	110,000	58,919
BAIC Motor Corp. Ltd., Class H (a)(b)	60,000	93,713
Baidu, Inc., ADR *	4,500	1,111,140
Bank of China Ltd., Class H	1,867,000	1,118,957
Bank of Communications Co. Ltd., Class H	191,000	164,945
BBMG Corp., Class H	75,000	37,219
Beijing Capital International Airport Co. Ltd., Class H	50,000	75,805
Beijing Enterprises Holdings Ltd.	17,000	104,323
Beijing Enterprises Water Group Ltd.	308,000	221,207
BOE Technology Group Co. Ltd., Class B	30,200	18,531
Brilliance China Automotive Holdings Ltd.	122,000	310,177
BYD Electronic International Co. Ltd.	25,500	62,641
CGN Power Co. Ltd., Class H (a)(b)	858,000	242,341

JPMorgan Diversified Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

Investments	Shares	Value($)
COMMON STOCKS — continued
China — continued
China Agri-Industries Holdings Ltd.	91,000	42,250
China BlueChemical Ltd., Class H	60,000	21,584
China Cinda Asset Management Co. Ltd., Class H	231,000	97,579
China CITIC Bank Corp. Ltd., Class H	205,000	168,303
China Coal Energy Co. Ltd., Class H	68,000	35,090
China Communications Construction Co. Ltd., Class H	144,000	171,459
China Communications Services Corp. Ltd., Class H	82,000	51,945
China Conch Venture Holdings Ltd.	53,500	149,657
China Construction Bank Corp., Class H	2,183,000	2,506,240
China Eastern Airlines Corp. Ltd., Class H	66,000	59,819
China Everbright Bank Co. Ltd., Class H	80,000	45,276
China Everbright International Ltd.	85,000	129,447
China Everbright Ltd.	20,000	49,207
China Evergrande Group *	70,000	230,517
China Galaxy Securities Co. Ltd., Class H	92,000	74,946
China Huarong Asset Management Co. Ltd., Class H (a)(b)	237,000	119,570
China International Capital Corp. Ltd., Class H (a)(b)	17,200	38,578
China International Marine Containers Group Co. Ltd., Class H	14,000	28,850
China Jinmao Holdings Group Ltd.	122,000	79,416
China Life Insurance Co. Ltd., Class H	181,000	609,463
China Lodging Group Ltd., ADR	500	74,745
China Longyuan Power Group Corp. Ltd., Class H	110,000	80,291
China Machinery Engineering Corp., Class H	31,000	20,323
China Medical System Holdings Ltd.	91,000	194,787
China Merchants Bank Co. Ltd., Class H	92,500	451,615
China Merchants Port Holdings Co. Ltd.	42,000	110,743
China Merchants Securities Co. Ltd., Class H (a)(b)	22,400	37,857
China Minsheng Banking Corp. Ltd., Class H	131,500	149,996
China Mobile Ltd.	405,000	4,264,810
China Molybdenum Co. Ltd., Class H	126,000	96,674
China National Building Material Co. Ltd., Class H	94,000	99,734
China National Materials Co. Ltd., Class H	37,000	33,707
China Overseas Land & Investment Ltd.	94,000	363,524

Investments	Shares	Value($)
China — continued
China Pacific Insurance Group Co. Ltd., Class H	63,000	318,453
China Petroleum & Chemical Corp., Class H	838,000	724,381
China Power International Development Ltd.	340,000	92,776
China Railway Construction Corp. Ltd., Class H	61,500	74,673
China Railway Group Ltd., Class H	124,000	94,971
China Railway Signal & Communication Corp. Ltd., Class H (a)(b)	52,000	40,084
China Reinsurance Group Corp., Class H	165,000	38,753
China Resources Cement Holdings Ltd.	56,000	42,129
China Resources Gas Group Ltd.	62,000	204,162
China Resources Land Ltd.	64,000	254,717
China Resources Pharmaceutical Group Ltd. (a)(b)	131,500	173,060
China Resources Power Holdings Co. Ltd.	142,000	261,828
China Shenhua Energy Co. Ltd., Class H	110,000	341,798
China South City Holdings Ltd.	74,000	22,280
China Southern Airlines Co. Ltd., Class H	80,000	104,312
China State Construction International Holdings Ltd.	56,000	80,834
China Taiping Insurance Holdings Co. Ltd.	35,200	151,534
China Telecom Corp. Ltd., Class H	1,060,000	524,988
China Traditional Chinese Medicine Holdings Co. Ltd.	188,000	123,669
China Vanke Co. Ltd., Class H	31,200	151,973
China Zhongwang Holdings Ltd.	46,000	26,410
Chongqing Changan Automobile Co. Ltd., Class B	37,300	42,151
Chongqing Rural Commercial Bank Co. Ltd., Class H	67,000	60,518
CITIC Ltd.	160,000	251,811
CNOOC Ltd.	520,000	817,369
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	42,000	24,139
COSCO SHIPPING Holdings Co. Ltd., Class H *	80,500	47,528
COSCO SHIPPING Ports Ltd.	56,000	58,630
Country Garden Holdings Co. Ltd.	124,000	266,351
CSC Financial Co. Ltd., Class H (a)(b)	22,000	20,502
CSPC Pharmaceutical Group Ltd.	336,000	744,330
Dali Foods Group Co. Ltd. (a)(b)	90,500	88,965
Datang International Power Generation Co. Ltd., Class H *	214,000	70,504
Dongfang Electric Corp. Ltd., Class H *	11,200	10,684
Dongfeng Motor Group Co. Ltd., Class H	126,000	164,082
ENN Energy Holdings Ltd.	57,000	440,397

JPMorgan Diversified Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

Investments	Shares	Value($)
COMMON STOCKS — continued
China — continued
Far East Horizon Ltd.	52,000	55,906
Fosun International Ltd.	73,576	173,217
Fuyao Glass Industry Group Co. Ltd., Class H (a)(b)	22,800	96,276
Geely Automobile Holdings Ltd.	211,000	671,267
GF Securities Co. Ltd., Class H	37,600	83,779
Great Wall Motor Co. Ltd., Class H	134,000	162,840
Greentown China Holdings Ltd.	18,000	31,400
Guangdong Investment Ltd.	224,000	333,035
Guangzhou Automobile Group Co. Ltd., Class H	96,000	216,376
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	16,000	46,736
Guangzhou R&F Properties Co. Ltd., Class H	24,400	68,289
Haitian International Holdings Ltd.	19,000	59,385
Health and Happiness H&H International Holdings Ltd. *	6,500	45,659
Hengan International Group Co. Ltd.	32,000	306,585
Huadian Fuxin Energy Corp. Ltd., Class H	198,000	52,045
Huadian Power International Corp. Ltd., Class H	122,000	46,318
Huaneng Power International, Inc., Class H	328,000	210,979
Huaneng Renewables Corp. Ltd., Class H	164,000	56,682
Industrial & Commercial Bank of China Ltd., Class H	1,904,000	1,793,507
Inner Mongolia Yitai Coal Co. Ltd., Class B	33,800	53,810
Jiangsu Expressway Co. Ltd., Class H	40,000	61,525
Jiangxi Copper Co. Ltd., Class H	39,000	65,888
Kunlun Energy Co. Ltd.	90,000	89,277
KWG Property Holding Ltd.	29,236	49,267
Lao Feng Xiang Co. Ltd., Class B	9,200	34,629
Legend Holdings Corp., Class H (a)(b)	12,700	45,880
Li Ning Co. Ltd. *	71,500	57,508
Livzon Pharmaceutical Group, Inc., Class H	7,010	57,759
Logan Property Holdings Co. Ltd.	24,000	36,427
Longfor Properties Co. Ltd.	35,000	114,219
Luye Pharma Group Ltd.	122,000	108,747
Maanshan Iron & Steel Co. Ltd., Class H *	56,000	30,014
Metallurgical Corp. of China Ltd., Class H ‡	94,000	29,833
Momo, Inc., ADR *	1,500	47,295
NetEase, Inc., ADR	1,100	352,176
New China Life Insurance Co. Ltd., Class H	21,200	137,566
New Oriental Education & Technology Group, Inc., ADR	2,900	267,061
Orient Securities Co. Ltd., Class H (a)(b)	20,400	22,636

Investments	Shares	Value($)
China — continued
People’s Insurance Co. Group of China Ltd. (The), Class H	206,000	117,374
PICC Property & Casualty Co. Ltd., Class H	112,000	231,703
Ping An Insurance Group Co. of China Ltd., Class H	123,000	1,448,693
Poly Property Group Co. Ltd. *	47,000	25,973
Postal Savings Bank of China Co. Ltd., Class H (a)(b)	148,000	98,800
Red Star Macalline Group Corp. Ltd., Class H (a)(b)	13,000	17,117
Shandong Chenming Paper Holdings Ltd., Class B	15,200	25,912
Shandong Chenming Paper Holdings Ltd., Class H	10,500	18,619
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	128,000	94,813
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	35,000	203,352
Shanghai Industrial Holdings Ltd.	14,000	40,900
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	52,100	136,128
Shenzhen Expressway Co. Ltd., Class H	22,000	23,076
Shenzhen International Holdings Ltd.	27,544	55,687
Shenzhen Investment Ltd.	76,829	34,250
Shenzhou International Group Holdings Ltd.	32,000	330,323
Shimao Property Holdings Ltd.	28,500	84,570
Sihuan Pharmaceutical Holdings Group Ltd.	310,000	119,023
SINA Corp. *	2,000	234,500
Sinofert Holdings Ltd. *	60,000	9,329
Sino-Ocean Group Holding Ltd.	68,500	56,552
Sinopec Engineering Group Co. Ltd., Class H	46,500	49,932
Sinopec Shanghai Petrochemical Co. Ltd., Class H	112,000	68,384
Sinotrans Ltd., Class H	65,000	39,425
Sinotruk Hong Kong Ltd.	21,000	27,597
SOHO China Ltd.	45,000	26,688
Sunac China Holdings Ltd.	45,000	214,772
Sunny Optical Technology Group Co. Ltd.	22,000	303,242
Tencent Holdings Ltd.	98,500	5,820,114
Tianhe Chemicals Group Ltd. *‡(a)(b)	20,000	—
TravelSky Technology Ltd., Class H	32,000	99,876
Weichai Power Co. Ltd., Class H	61,000	76,093
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	18,440	32,090
Yangzijiang Shipbuilding Holdings Ltd.	68,000	82,703
Yanzhou Coal Mining Co. Ltd., Class H	62,000	107,834
Yuexiu Property Co. Ltd.	150,000	32,161

JPMorgan Diversified Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

Investments	Shares	Value($)
COMMON STOCKS — continued
China — continued
Zhejiang Expressway Co. Ltd., Class H	48,000	56,686
Zhongsheng Group Holdings Ltd.	27,500	68,920
Zhuzhou CRRC Times Electric Co. Ltd., Class H	16,100	89,057
Zijin Mining Group Co. Ltd., Class H	184,000	92,764
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	42,000	18,327
ZTE Corp., Class H *	24,000	87,090

		44,657,741

Colombia — 0.4%
Bancolombia SA	10,214	117,040
Bancolombia SA (Preference)	17,877	204,723
Ecopetrol SA	227,328	214,672
Grupo Aval Acciones y Valores SA (Preference)	182,320	82,552
Interconexion Electrica SA ESP	35,338	178,060

		797,047

Czech Republic — 0.3%
CEZ A/S	13,832	354,334
Komercni banka A/S	2,679	123,031
Moneta Money Bank A/S (a)(b)	18,513	76,839

		554,204

Egypt — 0.1%
Commercial International Bank Egypt SAE	37,939	168,298
Egyptian Financial Group-Hermes Holding Co.	19,623	22,823
ElSewedy Electric Co.	3,381	30,005
Talaat Moustafa Group	36,552	19,932

		241,058

Greece — 0.3%
Alpha Bank AE *	46,342	112,755
Eurobank Ergasias SA *	60,252	67,165
JUMBO SA	5,627	111,220
Motor Oil Hellas Corinth Refineries SA	2,517	62,969
National Bank of Greece SA *	188,074	79,526
OPAP SA	11,723	157,191
Piraeus Bank SA *	9,798	44,158

		634,984

Hong Kong — 0.7%
China Gas Holdings Ltd.	53,800	157,063
GCL-Poly Energy Holdings Ltd. *	418,000	71,885
Haier Electronics Group Co. Ltd. *	54,000	184,344
Kingboard Chemical Holdings Ltd.	23,500	128,585
Kingboard Laminates Holdings Ltd.	34,000	59,727
Lee & Man Paper Manufacturing Ltd.	49,000	57,545
Nine Dragons Paper Holdings Ltd.	53,000	82,228
Sino Biopharmaceutical Ltd.	313,000	574,154

		1,315,531

Hungary — 0.5%
MOL Hungarian Oil & Gas plc	18,757	229,103
OTP Bank plc	8,856	410,574
Richter Gedeon Nyrt.	12,289	315,835

		955,512

Investments	Shares	Value($)
India — 7.1%
Adani Enterprises Ltd.	8,450	28,238
Adani Ports & Special Economic Zone Ltd.	26,442	177,715
Ashok Leyland Ltd.	38,415	76,019
Aurobindo Pharma Ltd.	20,397	202,139
Bajaj Auto Ltd.	3,876	203,100
Bajaj Finance Ltd.	4,194	110,379
Bajaj Finserv Ltd.	923	69,691
Bajaj Holdings & Investment Ltd.	644	28,436
Bank of India *	5,764	14,211
Bharat Electronics Ltd.	18,373	48,804
Bharat Forge Ltd.	5,976	67,376
Bharat Petroleum Corp. Ltd.	32,175	249,038
Britannia Industries Ltd.	1,250	91,979
Canara Bank	2,902	15,544
Container Corp. of India Ltd.	2,681	58,532
Divi’s Laboratories Ltd.	6,241	101,989
Eicher Motors Ltd.	429	181,408
GAIL India Ltd.	13,404	100,757
Grasim Industries Ltd.	10,161	184,820
HCL Technologies Ltd.	16,656	258,349
Hero MotoCorp Ltd.	4,275	247,867
Hindalco Industries Ltd.	29,113	116,987
Hindustan Petroleum Corp. Ltd.	19,301	120,439
Hindustan Unilever Ltd.	31,157	670,791
Hindustan Zinc Ltd.	7,605	37,029
Housing Development Finance Corp. Ltd.	38,667	1,188,120
ICICI Bank Ltd.	21,836	120,803
IDFC Bank Ltd.	32,718	29,142
IDFC Ltd.	2,555	2,257
Indiabulls Housing Finance Ltd.	7,893	172,277
Indian Oil Corp. Ltd.	35,132	230,375
IndusInd Bank Ltd.	2,044	56,265
Infosys Ltd.	61,897	1,117,193
InterGlobe Aviation Ltd. (a)(b)	1,858	35,414
Jindal Steel & Power Ltd. *	11,919	49,801
JSW Energy Ltd.	29,210	40,183
JSW Steel Ltd.	38,985	177,378
Kansai Nerolac Paints Ltd.	4,083	32,658
L&T Finance Holdings Ltd.	10,680	28,902
Larsen & Toubro Ltd.	10,836	240,966
LIC Housing Finance Ltd.	6,038	50,692
Mahindra & Mahindra Ltd.	19,361	231,826
Mangalore Refinery & Petrochemicals Ltd.	6,575	13,316
Maruti Suzuki India Ltd.	5,347	798,331
Motherson Sumi Systems Ltd.	27,629	158,678
Mphasis Ltd.	2,428	34,150
MRF Ltd.	45	48,191
NHPC Ltd.	188,071	87,081
NMDC Ltd.	24,932	54,962
NTPC Ltd.	150,349	402,444
Oil & Natural Gas Corp. Ltd.	100,488	320,715
Oil India Ltd.	5,982	33,697
Petronet LNG Ltd.	11,277	45,153
Power Finance Corp. Ltd.	15,353	28,150
Power Grid Corp. of India Ltd.	58,893	179,298

JPMorgan Diversified Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

Investments	Shares	Value($)
COMMON STOCKS — continued
India — continued
Punjab National Bank *	10,296	27,658
Rajesh Exports Ltd.	6,143	79,338
Reliance Industries Ltd.	100,739	1,520,016
Reliance Power Ltd. *	42,084	30,227
Rural Electrification Corp. Ltd.	50,779	123,977
Shriram Transport Finance Co. Ltd.	4,117	89,151
Sun TV Network Ltd.	3,731	60,091
Tata Consultancy Services Ltd.	15,221	743,641
Tata Steel Ltd.	7,569	83,803
Tech Mahindra Ltd.	15,491	149,214
Titan Co. Ltd.	13,783	188,432
Torrent Power Ltd.	9,080	40,731
Union Bank of India *	3,573	7,635
UPL Ltd.	11,745	138,678
Vedanta Ltd.	54,516	290,714
Wipro Ltd.	37,858	181,042
Yes Bank Ltd.	41,006	227,768

		13,452,171

Indonesia — 4.4%
Adaro Energy Tbk. PT	1,259,100	230,341
Bank Central Asia Tbk. PT	864,400	1,467,562
Bank Mandiri Persero Tbk. PT	1,672,300	1,016,630
Bank Negara Indonesia Persero Tbk. PT	659,300	462,891
Bank Rakyat Indonesia Persero Tbk. PT	4,765,500	1,316,977
Bukit Asam Persero Tbk. PT	396,200	100,615
Bumi Serpong Damai Tbk. PT	674,100	91,636
Gudang Garam Tbk. PT	50,900	308,134
Indofood Sukses Makmur Tbk. PT	480,200	277,966
Jasa Marga Persero Tbk. PT	214,000	91,108
Telekomunikasi Indonesia Persero Tbk. PT	6,653,700	1,982,793
Unilever Indonesia Tbk. PT	126,200	512,774
United Tractors Tbk. PT	147,200	427,687

		8,287,114

Malaysia — 5.5%
AirAsia Bhd.	164,700	174,936
AMMB Holdings Bhd.	165,400	204,535
Bumi Armada Bhd. *	337,800	72,909
CIMB Group Holdings Bhd.	560,055	1,040,444
Gamuda Bhd.	210,600	276,640
Genting Bhd.	244,400	603,828
Genting Malaysia Bhd.	306,500	433,279
Hong Leong Bank Bhd.	55,068	262,784
IOI Properties Group Bhd.	169,200	86,385
Malayan Banking Bhd.	518,108	1,342,541
Maxis Bhd.	391,800	610,677
MISC Bhd.	141,600	273,550
Petronas Chemicals Group Bhd.	279,200	581,979
PPB Group Bhd.	61,400	274,372
Public Bank Bhd.	273,100	1,540,052
Sime Darby Bhd.	347,300	272,261
Tenaga Nasional Bhd.	580,800	2,348,785

		10,399,957

Mexico — 4.5%
America Movil SAB de CV, Series L	2,686,965	2,516,357

Investments	Shares	Value($)
Mexico — continued
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, Class B	68,641	108,244
Banregio Grupo Financiero SAB de CV	9,137	56,810
Cemex SAB de CV *	719,593	598,896
Coca-Cola Femsa SAB de CV, Series L	30,310	232,018
Fibra Uno Administracion SA de CV, REIT	121,658	191,589
Fomento Economico Mexicano SAB de CV	125,379	1,224,031
Gentera SAB de CV	42,497	38,566
Gruma SAB de CV, Class B	11,864	141,870
Grupo Aeroportuario del Centro Norte SAB de CV	14,201	72,318
Grupo Aeroportuario del Pacifico SAB de CV, Class B	18,308	191,886
Grupo Aeroportuario del Sureste SAB de CV, Class B	9,543	185,617
Grupo Elektra SAB de CV	3,791	138,402
Grupo Financiero Banorte SAB de CV, Class O	89,555	573,560
Grupo Financiero Inbursa SAB de CV, Class O	88,655	156,858
Grupo Mexico SAB de CV, Series B	160,295	566,018
Industrias Bachoco SAB de CV, Series B	9,414	48,477
Industrias Penoles SAB de CV	5,953	137,952
Infraestructura Energetica Nova SAB de CV	55,242	287,908
Megacable Holdings SAB de CV	17,898	82,019
Mexichem SAB de CV	47,473	134,652
Nemak SAB de CV (a)(b)	35,004	29,302
OHL Mexico SAB de CV	12,517	21,118
Wal-Mart de Mexico SAB de CV	303,000	757,999

		8,492,467

Pakistan — 0.1%
Habib Bank Ltd.	16,600	29,143
Oil & Gas Development Co. Ltd.	21,200	31,602
Pakistan Petroleum Ltd.	16,000	29,865

		90,610

Philippines — 2.1%
Alliance Global Group, Inc. *	408,700	122,212
Ayala Corp.	23,980	490,904
Ayala Land, Inc.	637,400	549,804
Bank of the Philippine Islands	140,180	325,526
BDO Unibank, Inc.	175,640	523,405
Bloomberry Resorts Corp. *	356,100	85,242
DMCI Holdings, Inc.	404,100	113,432
Energy Development Corp.	292,400	32,375
Globe Telecom, Inc.	4,135	153,148
International Container Terminal Services, Inc.	107,060	236,868
Manila Electric Co.	37,270	245,996
Megaworld Corp.	1,046,100	100,939
Metro Pacific Investments Corp.	1,967,800	247,797
Metropolitan Bank & Trust Co.	115,086	223,080

JPMorgan Diversified Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

Investments	Shares	Value($)
COMMON STOCKS — continued
Philippines — continued
PLDT, Inc.	15,650	477,680
Semirara Mining & Power Corp.	118,920	87,857

		4,016,265

Poland — 1.8%
Alior Bank SA*	3,248	82,925
Asseco Poland SA	3,379	46,931
Bank Millennium SA *	21,924	62,848
Bank Pekao SA	5,641	228,977
Bank Zachodni WBK SA	977	122,658
CCC SA	1,173	101,177
CD Projekt SA	3,450	119,627
Ciech SA *	1,128	20,758
Cyfrowy Polsat SA	8,729	62,754
Enea SA	20,215	66,409
Grupa Azoty SA	2,168	45,922
Grupa Lotos SA	4,147	73,485
Jastrzebska Spolka Weglowa SA *	2,203	63,933
KGHM Polska Miedz SA	6,033	197,998
KRUK SA	710	48,813
LPP SA	87	252,713
mBank SA *	450	68,602
Orange Polska SA *	59,949	109,900
PGE Polska Grupa Energetyczna SA *	67,406	239,406
Polski Koncern Naftowy ORLEN SA	13,667	443,286
Polskie Gornictwo Naftowe i Gazownictwo SA	78,488	153,907
Powszechna Kasa Oszczednosci Bank Polski SA *	30,390	414,317
Powszechny Zaklad Ubezpieczen SA	20,134	275,209
Tauron Polska Energia SA *	94,930	85,979

		3,388,534

Russia — 4.7%
Aeroflot PJSC	26,790	63,528
Alrosa PJSC	111,420	161,517
Bashneft PJSC (Preference)	844	21,198
Federal Grid Co. Unified Energy System PJSC	22,826,178	71,149
Gazprom PJSC	468,611	1,194,803
Inter RAO UES PJSC	2,666,361	179,326
LUKOIL PJSC	20,791	1,376,276
Magnitogorsk Iron & Steel Works PJSC	78,156	63,534
MMC Norilsk Nickel PJSC	2,046	421,780
Mobile TeleSystems PJSC	87,928	483,383
Moscow Exchange MICEX-RTS PJSC	51,312	104,990
Novatek PJSC	47,757	618,667
Novolipetsk Steel PJSC	38,644	101,068
PhosAgro PJSC, GDR (a)	4,759	75,801
Rosneft Oil Co. PJSC	51,986	317,640
ROSSETI PJSC	2,566,620	41,742
Rostelecom PJSC	74,254	88,382
RusHydro PJSC	9,686,825	125,135
Sberbank of Russia PJSC	391,968	1,842,058
Severstal PJSC	8,300	135,707

Investments	Shares	Value($)
Russia — continued
Sistema PJSC FC	248,172	53,903
Surgutneftegas OJSC	318,614	162,939
Surgutneftegas OJSC (Preference)	343,449	181,409
Tatneft PJSC	66,663	674,162
Transneft PJSC (Preference)	69	220,945

		8,781,042

Singapore — 0.0%(c)
Yanlord Land Group Ltd.	15,600	22,001

South Africa — 8.4%
African Rainbow Minerals Ltd.	4,431	47,878
Aspen Pharmacare Holdings Ltd.	30,853	705,020
Assore Ltd.	1,569	41,615
AVI Ltd.	17,707	160,639
Barclays Africa Group Ltd.	22,334	339,412
Barloworld Ltd.	8,739	124,509
Bid Corp. Ltd.	18,474	413,574
Bidvest Group Ltd. (The)	13,837	291,354
Capitec Bank Holdings Ltd.	1,822	123,136
Clicks Group Ltd.	13,051	188,225
Coronation Fund Managers Ltd.	9,297	61,811
Dis-Chem Pharmacies Ltd. (a)(b)	13,229	40,526
Discovery Ltd.	12,089	171,723
Exxaro Resources Ltd.	11,409	137,828
FirstRand Ltd.	110,877	621,954
Fortress REIT Ltd.	41,261	61,441
Fortress REIT Ltd., Class B	27,163	68,972
Foschini Group Ltd. (The)	11,535	188,465
Gold Fields Ltd.	36,085	156,278
Growthpoint Properties Ltd., REIT	100,104	234,580
Hyprop Investments Ltd., REIT	8,865	86,807
Imperial Holdings Ltd.	6,626	158,887
Investec Ltd.	9,936	77,928
KAP Industrial Holdings Ltd.	62,758	45,243
Kumba Iron Ore Ltd.	2,244	67,871
Liberty Holdings Ltd.	4,157	46,022
MMI Holdings Ltd.	35,040	67,056
Mondi Ltd.	5,110	136,461
Mr Price Group Ltd.	12,798	308,805
Nampak Ltd. *	28,634	36,861
Naspers Ltd., Class N	19,010	5,413,961
Nedbank Group Ltd.	7,330	163,550
Rand Merchant Investment Holdings Ltd.	23,631	88,374
Redefine Properties Ltd.	182,251	166,463
Remgro Ltd.	21,794	434,533
Resilient REIT Ltd.	11,786	116,478
RMB Holdings Ltd.	23,183	154,272
Sanlam Ltd.	58,538	435,798
Sappi Ltd.	25,526	183,910
Sasol Ltd.	25,063	900,643
Shoprite Holdings Ltd.	23,775	495,218
Standard Bank Group Ltd.	43,895	742,957
Steinhoff International Holdings NV	160,140	92,338
Super Group Ltd. *	16,285	61,655
Telkom SA SOC Ltd.	27,260	118,624
Tongaat Hulett Ltd.	6,210	60,238
Truworths International Ltd.	22,750	188,203

JPMorgan Diversified Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

Investments	Shares	Value($)
COMMON STOCKS — continued
South Africa — continued
Vodacom Group Ltd.	50,682	700,290

		15,728,386

Taiwan — 14.8%
Acer, Inc. *	184,000	174,264
Advanced Semiconductor Engineering, Inc.	422,000	598,831
Asustek Computer, Inc.	45,000	433,457
AU Optronics Corp.	570,000	271,111
Catcher Technology Co. Ltd.	48,000	549,095
Cathay Financial Holding Co. Ltd.	441,000	824,706
Cheng Uei Precision Industry Co. Ltd.	26,000	40,927
Chicony Electronics Co. Ltd.	37,300	98,193
China Airlines Ltd. *	204,000	84,483
China Development Financial Holding Corp.	784,000	287,580
China Life Insurance Co. Ltd.	139,470	143,451
Compal Electronics, Inc.	265,000	197,276
CTBC Financial Holding Co. Ltd.	1,018,395	744,158
E.Sun Financial Holding Co. Ltd.	547,715	360,443
Epistar Corp. *	64,000	112,825
Eva Airways Corp.	162,000	85,758
Evergreen Marine Corp. Taiwan Ltd. *	126,000	74,363
Far Eastern New Century Corp.	298,000	265,921
Feng TAY Enterprise Co. Ltd.	26,000	123,107
First Financial Holding Co. Ltd.	546,100	377,331
Formosa Chemicals & Fibre Corp.	221,000	824,539
Formosa Petrochemical Corp.	89,000	377,985
Formosa Plastics Corp.	317,000	1,124,834
Foxconn Technology Co. Ltd.	70,533	201,280
Fubon Financial Holding Co. Ltd.	416,000	772,802
Hon Hai Precision Industry Co. Ltd.	954,490	3,009,132
Hua Nan Financial Holdings Co. Ltd.	467,360	278,890
Innolux Corp.	560,000	263,739
Inventec Corp.	194,000	158,337
Largan Precision Co. Ltd.	8,000	1,096,466
MediaTek, Inc.	95,000	972,059
Mega Financial Holding Co. Ltd.	623,233	540,605
Nan Ya Plastics Corp.	366,000	1,004,851
Nanya Technology Corp.	45,737	124,144
Novatek Microelectronics Corp.	36,000	151,138
Oriental Union Chemical Corp. *	48,000	49,136
Pegatron Corp.	130,000	351,718
Pou Chen Corp.	202,000	271,528
President Chain Store Corp.	42,000	415,601
Quanta Computer, Inc.	170,000	369,985
Realtek Semiconductor Corp. *	31,000	123,594
Shin Kong Financial Holding Co. Ltd.	435,287	159,701
SinoPac Financial Holdings Co. Ltd.	583,785	201,152
Synnex Technology International Corp.	86,200	121,886
Taishin Financial Holding Co. Ltd.	535,973	270,016
Taiwan Business Bank	231,113	68,506

Investments	Shares	Value($)
Taiwan — continued
Taiwan Cooperative Financial Holding Co. Ltd.	502,674	299,169
Taiwan Mobile Co. Ltd.	174,000	665,660
Taiwan Semiconductor Manufacturing Co. Ltd.	658,000	5,750,463
TPK Holding Co. Ltd. *	21,000	74,690
Transcend Information, Inc. *	18,000	52,030
Uni-President Enterprises Corp.	362,000	868,976
United Microelectronics Corp.	762,000	371,893
Vanguard International Semiconductor Corp.	60,000	135,239
Walsin Lihwa Corp.	195,000	111,954
Wan Hai Lines Ltd.	48,000	30,630
Wistron Corp.	175,661	147,397
Yuanta Financial Holding Co. Ltd.	642,665	308,252

		27,967,257

Thailand — 6.8%
Advanced Info Service PCL	159,600	980,539
Airports of Thailand PCL	422,500	938,609
Bangkok Bank PCL	28,400	201,303
Bangkok Bank PCL, NVDR	16,300	107,610
Banpu PCL	430,900	306,803
Bumrungrad Hospital PCL	46,600	291,622
Central Pattana PCL	224,100	593,879
CP ALL PCL	587,600	1,496,204
Electricity Generating PCL	38,200	265,888
Energy Absolute PCL	237,100	512,884
Glow Energy PCL	58,800	160,048
Home Product Center PCL	653,600	296,332
Indorama Ventures PCL	164,900	294,599
Intouch Holdings PCL, NVDR	186,500	342,309
IRPC PCL	1,010,800	237,209
Krung Thai Bank PCL	560,000	357,183
Land & Houses PCL, NVDR	572,200	211,926
PTT Exploration & Production PCL	136,400	517,938
PTT Global Chemical PCL	198,800	610,464
PTT PCL	141,400	2,220,068
Ratchaburi Electricity Generating Holding PCL	110,900	193,862
Siam Commercial Bank PCL (The)	218,300	1,096,069
Thai Oil PCL	101,100	330,867
TMB Bank PCL	1,938,600	179,500

		12,743,715

Turkey — 1.4%
Akbank TAS	73,834	214,003
Arcelik A/S	9,613	48,706
Aselsan Elektronik Sanayi ve Ticaret A/S	6,817	60,273
Aygaz A/S	6,247	26,464
BIM Birlesik Magazalar A/S	12,470	248,575
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S, REIT *	66,701	46,990
Enka Insaat ve Sanayi A/S	19,898	29,889
Eregli Demir ve Celik Fabrikalari TAS	59,673	157,772
Ford Otomotiv Sanayi A/S	3,655	58,377
Haci Omer Sabanci Holding A/S	32,288	98,352
KOC Holding A/S	37,958	184,699
Petkim Petrokimya Holding A/S	26,039	54,995

JPMorgan Diversified Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

Investments	Shares	Value($)
COMMON STOCKS — continued
Turkey — continued
Soda Sanayii A/S	15,786	21,347
TAV Havalimanlari Holding A/S	7,639	44,954
Tofas Turk Otomobil Fabrikasi A/S	6,894	58,387
Tupras Turkiye Petrol Rafinerileri A/S	5,687	174,443
Turk Hava Yollari AO *	29,792	130,525
Turk Traktor ve Ziraat Makineleri A/S	597	12,555
Turkcell Iletisim Hizmetleri A/S	96,571	400,753
Turkiye Garanti Bankasi A/S	74,784	243,952
Turkiye Halk Bankasi A/S	22,292	60,003
Turkiye Is Bankasi, Class C	50,760	108,462
Turkiye Sinai Kalkinma Bankasi A/S	37,085	15,992
Turkiye Sise ve Cam Fabrikalari A/S	34,064	45,215
Turkiye Vakiflar Bankasi TAO, Class D	37,791	75,460
Yapi ve Kredi Bankasi A/S *	28,615	35,409

		2,656,552

Ukraine — 0.0%(c)
Kernel Holding SA	2,789	42,434

United Arab Emirates — 1.5%
Abu Dhabi Commercial Bank PJSC	144,712	285,646
Air Arabia PJSC	137,093	48,522
Aldar Properties PJSC	120,975	75,425
DAMAC Properties Dubai Co. PJSC	66,985	60,788
Dana Gas PJSC *	283,602	57,910
DP World Ltd.	7,631	202,298
Dubai Investments PJSC	110,684	72,625
Dubai Islamic Bank PJSC	91,174	151,256
Emaar Malls PJSC	78,173	49,165
Emaar Properties PJSC	140,189	250,888
Emirates Telecommunications Group Co. PJSC	201,434	976,198
First Abu Dhabi Bank PJSC	203,908	621,781

		2,852,502

TOTAL COMMON STOCKS (Cost $148,761,639)		187,542,570

Investments	Number of Rights	Value($)
RIGHTS — 0.0%(c)
China — 0.0%
Agile Group Holdings Ltd., expiring 7/31/2018 *	680	—

India — 0.0%(c)
Tata Steel Ltd., expiring 2/18/2018 *	605	—

Investments	Number of Rights	Value($)
India — continued
TATA STELL RIGHT, expiring 2/28/2018 *	1,211	3,698

TOTAL RIGHTS (COST $–)		3,698

Investments	Shares	Value($)
SHORT-TERM INVESTMENTS — 0.7% INVESTMENT COMPANIES — 0.7%
JPMorgan U.S. Government Money Market Fund, Institutional Class Shares 1.18% (d)(e) (Cost $1,343,773)	1,343,773	1,343,773

Total Investments — 100.2% (Cost $150,105,412)		188,890,041
Liabilities in Excess of Other Assets — (0.2)%		(339,978)

Net Assets — 100.0%		188,550,063

Percentages indicated are based on net assets.

*	Non-income producing security.
‡	Value determined using significant unobservable inputs.
(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.
(c)	Represents less than 0.05% of net assets.
(d)	Affiliated company as defined under the Investment Company Act of 1940.
(e)	The rate shown was the current yield as of January 31, 2018.

Abbreviations

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
OJSC	Open Joint Stock Company
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust

JPMorgan Diversified Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

Summary of Investments by Industry, January 31, 2018

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

Industry	Percentage
Banks	19.6%
Oil, Gas & Consumable Fuels	10.0
Internet Software & Services	6.8
Wireless Telecommunication Services	6.3
Semiconductors & Semiconductor Equipment	4.5
Chemicals	3.4
Electric Utilities	3.1
Metals & Mining	3.1
Insurance	3.0
Media	3.0
Electronic Equipment, Instruments & Components	2.9
Diversified Telecommunication Services	2.4
Real Estate Management & Development	2.3
Food & Staples Retailing	2.3
Pharmaceuticals	1.9
Automobiles	1.7
Diversified Financial Services	1.6
IT Services	1.6
Independent Power and Renewable Electricity Producers	1.6
Transportation Infrastructure	1.5
Technology Hardware, Storage & Peripherals	1.5
Food Products	1.3
Industrial Conglomerates	1.0
Others (each less than 1.0%)	12.9
Short-Term Investment	0.7

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

JPMorgan Diversified Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs		Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Brazil	$16,678,771	$—		$—		$16,678,771
Chile	2,786,715	—		—		2,786,715
China	7,326,734	37,331,007		—	(a)	44,657,741
Colombia	797,047	—		—		797,047
Czech Republic	—	554,204		—		554,204
Egypt	—	241,058		—		241,058
Greece	—	634,984		—		634,984
Hong Kong	—	1,315,531		—		1,315,531
Hungary	—	955,512		—		955,512
India	—	13,452,171		—		13,452,171
Indonesia	—	8,287,114		—		8,287,114
Malaysia	—	10,399,957		—		10,399,957
Mexico	8,492,467	—		—		8,492,467
Pakistan	—	90,610		—		90,610
Philippines	—	4,016,265		—		4,016,265
Poland	—	3,388,534		—		3,388,534
Russia	16,113	8,764,929		—		8,781,042
Singapore	—	22,001		—		22,001
South Africa	—	15,728,386		—		15,728,386
Taiwan	—	27,967,257		—		27,967,257
Thailand	619,798	12,123,917		—		12,743,715
Turkey	—	2,656,552		—		2,656,552
Ukraine	—	42,434		—		42,434
United Arab Emirates	—	2,852,502		—		2,852,502

Total Common Stocks	36,717,645	150,824,925		—		187,542,570

Rights
China	—	—	(a)	—		—	(a)
India	—	3,698		—		3,698

Total	—	3,698		—		3,698

Short-Term Investment
Investment Company	1,343,773	—		—		1,343,773

Total Investments in Securities	$38,061,418	$150,828,623		$—		$188,890,041

(a)	Value is Zero.

Transfers between fair value levels are valued utilizing values as of beginning of the period.

Transfers from level 1 to level 2 in the amount of $20,886,645 are due to the application of the fair value factors to certain securities during the period ended January 31, 2018.

JPMorgan Diversified Return Europe Currency Hedged ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited)

Investments	Shares	Value ($)
EXCHANGE TRADED FUNDS — 99.8%
United States
JPMorgan Diversified Return Europe Equity ETF (a) (Cost $24,301,893)	469,073	29,664,130

Total Investments — 99.8% (Cost $24,301,893)		29,664,130
Other Assets Less Liabilities — 0.2%		51,144

Net Assets — 100.0%		29,715,274

Percentages indicated are based on net assets.

(a)	—	Affiliated company as defined under the Investment Company Act of 1940.

Forward foreign currency exchange contracts outstanding as of January 31, 2018:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CHF	21,269	USD	21,913	Goldman Sachs International	02/05/2018	944
DKK	402,938	USD	65,101	TD Bank Financial Group	02/05/2018	2,131
EUR	132,039	USD	159,174	Royal Bank of Canada	02/05/2018	4,792
GBP	34,796	USD	47,163	Royal Bank of Canada	02/05/2018	2,248
SEK	648,136	USD	79,436	Goldman Sachs International	02/05/2018	2,832
CHF	125,813	USD	135,367	Goldman Sachs International	03/05/2018	102
GBP	210,305	USD	298,704	Goldman Sachs International	03/05/2018	217
NOK	258,669	USD	33,574	Royal Bank of Canada	03/05/2018	9
USD	3,464,166	CHF	3,212,599	Goldman Sachs International	03/05/2018	4,988
USD	830,384	DKK	4,951,259	Credit Suisse International	03/05/2018	2,819
USD	361,159	EUR	289,381	Credit Suisse International	03/05/2018	1,217
USD	16,015,544	EUR	12,832,351	Goldman Sachs International	03/05/2018	54,230
USD	7,773,039	GBP	5,459,841	Goldman Sachs International	03/05/2018	12,564
USD	863,839	NOK	6,629,958	Credit Suisse International	03/05/2018	3,057
USD	1,745,105	SEK	13,678,675	Credit Suisse International	03/05/2018	5,911

Total unrealized appreciation						98,061

CHF	3,196,830	USD	3,439,981	Goldman Sachs International	02/05/2018	(4,509)
DKK	4,951,259	USD	828,854	Credit Suisse International	02/05/2018	(2,722)
EUR	12,832,351	USD	15,987,634	Goldman Sachs International	02/05/2018	(52,604)
GBP	5,459,841	USD	7,765,199	Goldman Sachs International	02/05/2018	(12,166)
NOK	6,629,958	USD	863,150	Credit Suisse International	02/05/2018	(3,030)
SEK	13,231,503	USD	1,685,010	Credit Suisse International	02/05/2018	(5,530)
USD	3,309,712	CHF	3,218,099	Goldman Sachs International	02/05/2018	(148,618)
USD	865,327	DKK	5,354,198	Goldman Sachs International	02/05/2018	(28,037)
USD	15,600,427	EUR	12,964,390	Credit Suisse International	02/05/2018	(498,568)
USD	7,396,388	GBP	5,461,364	Goldman Sachs International	02/05/2018	(358,807)
USD	45,149	GBP	33,273	Royal Bank of Canada	02/05/2018	(2,099)
USD	811,397	NOK	6,629,958	Goldman Sachs International	02/05/2018	(48,723)
USD	1,699,472	SEK	13,879,638	Goldman Sachs International	02/05/2018	(62,276)
DKK	221,678	USD	37,073	Royal Bank of Canada	03/05/2018	(22)
EUR	514,754	USD	640,329	Goldman Sachs International	03/05/2018	(60)
GBP	95,773	USD	136,416	Royal Bank of Canada	03/05/2018	(287)
NOK	75,510	USD	9,844	Goldman Sachs International	03/05/2018	(40)
SEK	535,032	USD	68,086	Goldman Sachs International	03/05/2018	(59)

Total unrealized depreciation						(1,228,157)

Net unrealized depreciation						(1,130,096)

JPMorgan Diversified Return Europe Currency Hedged ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

Abbreviations
CHF	— Swiss Franc
DKK	— Danish Krone
ETF	— Exchange Traded Fund
EUR	— Euro
GBP	— British Pound
NOK	— Norwegian Krone
SEK	— Swedish Krona
USD	— United States Dollar

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values or NAV per share as of the report date.

Forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2– Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$29,664,130	$—	$—	$29,664,130

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$98,061	$—	$98,061

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(1,228,157)	$—	$(1,228,157)

JPMorgan Diversified Return Europe Currency Hedged ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(a)	— All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

Transfers between fair value levels are valued utilizing values as of beginning of the period.

There were no transfers among any levels during the period ended January 31, 2018.

B. Derivatives — The Fund used derivative instruments including forward foreign currency exchange contracts in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

(1). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts or due across transactions). The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

JPMorgan Diversified Return Europe Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited)

Investments	Shares	Value($)
COMMON STOCKS — 99.1%
Austria — 1.1%
ANDRITZ AG	1,729	103,798
OMV AG	6,960	448,129
voestalpine AG	5,985	388,756

		940,683

Belgium — 1.7%
bpost SA	4,151	138,016
Colruyt SA	3,656	202,398
Groupe Bruxelles Lambert SA	1,038	122,281
Proximus SADP	10,703	360,946
Solvay SA	1,985	287,418
Umicore SA	5,782	304,388

		1,415,447

Denmark — 2.6%
Chr Hansen Holding A/S	2,465	215,474
Danske Bank A/S	2,166	87,955
DSV A/S	3,110	255,704
ISS A/S	3,051	119,040
Jyske Bank A/S (Registered)	912	52,722
Novo Nordisk A/S, Class B	15,230	845,240
Orsted A/S (a)(b)	2,790	169,415
Tryg A/S	4,126	100,423
Vestas Wind Systems A/S	2,969	202,510
William Demant Holding A/S*	3,449	109,067

		2,157,550

Finland — 4.8%
Elisa OYJ	5,230	222,606
Fortum OYJ	28,428	616,480
Kesko OYJ, Class B	2,161	126,040
Kone OYJ, Class B	5,059	289,605
Neste OYJ	13,348	923,805
Nokia OYJ	785	3,787
Orion OYJ, Class B	3,425	137,391
Sampo OYJ, Class A	7,457	433,236
Stora Enso OYJ, Class R	22,328	383,434
UPM-Kymmene OYJ	15,374	518,389
Wartsila OYJ Abp	4,733	323,547

		3,978,320

France — 13.0%
Aeroports de Paris	801	166,360
Air Liquide SA	2,044	275,625
Arkema SA	2,141	273,525
Atos SE	4,878	769,291
AXA SA	3,537	116,323
BNP Paribas SA	1,576	130,168
Bouygues SA	2,741	152,341
Bureau Veritas SA	2,478	72,613
Capgemini SE	9,836	1,305,635
Carrefour SA	6,483	154,603
Casino Guichard Perrachon SA	1,875	109,556
Cie Generale des Etablissements Michelin	1,815	290,353
Cie Plastic Omnium SA	474	24,348
CNP Assurances	4,968	127,329
Credit Agricole SA	5,307	100,056
Danone SA	2,652	228,248

Investments	Shares	Value($)
France — continued
Eiffage SA	1,709	207,191
Eurazeo SA	620	65,271
Eutelsat Communications SA	1,828	40,234
Faurecia	867	77,796
Fonciere Des Regions, REIT	1,002	110,134
Gecina SA, REIT	582	113,722
Hermes International	148	81,807
Imerys SA	1,080	115,748
Ingenico Group SA	1,624	184,893
Kering	531	268,976
Klepierre SA, REIT	1,947	88,952
Lagardere SCA	4,640	144,709
Legrand SA	2,739	227,879
L’Oreal SA	824	187,258
LVMH Moet Hennessy Louis Vuitton SE	1,057	331,106
Natixis SA	7,009	63,823
Orange SA	38,071	687,931
Orpea	778	97,100
Pernod Ricard SA	857	136,512
Renault SA	2,188	240,315
Rubis SCA	418	30,828
Safran SA	1,133	128,008
Sanofi	3,672	324,060
Schneider Electric SE *	1,374	128,740
SCOR SE	2,367	105,942
Societe Generale SA	1,923	111,760
Sodexo SA	2,560	328,146
Thales SA	1,682	188,542
TOTAL SA	14,099	817,459
Unibail-Rodamco SE, REIT	334	85,633
Valeo SA	6,166	485,503
Vinci SA	1,698	183,518

		10,685,870

Germany — 13.7%
Allianz SE (Registered)	523	132,280
Axel Springer SE	2,032	178,567
BASF SE	7,053	827,160
Bayer AG (Registered)	2,731	357,863
Bayerische Motoren Werke AG	2,301	262,837
CECONOMY AG	3,591	51,771
Continental AG	854	256,548
Covestro AG (a)(b)	2,991	344,415
Daimler AG (Registered)	3,013	275,951
Deutsche Boerse AG	1,009	129,673
Deutsche Lufthansa AG (Registered)	14,486	517,480
Deutsche Post AG (Registered)	3,745	176,893
Deutsche Wohnen SE	1,506	68,095
E.ON SE	10,897	114,539
Evonik Industries AG	6,495	256,652
Fielmann AG	1,021	89,398
Fraport AG Frankfurt Airport Services Worldwide	1,758	208,145
Fresenius Medical Care AG & Co. KGaA	4,619	532,395
Fresenius SE & Co. KGaA	7,432	650,497
FUCHS PETROLUB SE (Preference)	2,939	160,876

JPMorgan Diversified Return Europe Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

Investments	Shares	Value($)
COMMON STOCKS — continued
Germany — continued
Hannover Rueck SE	990	135,396
Hella GmbH & Co. KGaA	774	55,157
Henkel AG & Co. KGaA (Preference)	3,461	484,003
HOCHTIEF AG	812	146,844
HUGO BOSS AG	1,450	133,173
Infineon Technologies AG	43,565	1,268,448
LEG Immobilien AG	803	90,623
MAN SE	609	72,435
MTU Aero Engines AG	1,115	199,885
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	438	103,047
ProSiebenSat.1 Media SE	5,324	203,961
SAP SE	17,019	1,925,539
Siemens AG (Registered)	1,090	165,467
Talanx AG	2,437	107,897
Telefonica Deutschland Holding AG	24,112	121,883
TUI AG	7,449	168,409
Uniper SE	6,191	184,820
Vonovia SE	2,070	102,077

		11,261,099

Ireland — 0.1%
Smurfit Kappa Group plc	1,644	57,682

Italy — 2.8%
Assicurazioni Generali SpA	4,666	92,569
Atlantia SpA	4,650	153,913
Enel SpA	52,182	331,742
Eni SpA	31,553	568,024
Intesa Sanpaolo SpA	25,428	99,910
Mediobanca Banca di Credito Finanziario SpA	8,851	107,645
Recordati SpA	3,901	177,645
Terna Rete Elettrica Nazionale SpA	98,016	589,962
Unione di Banche Italiane SpA	17,744	91,973
UnipolSai Assicurazioni SpA	39,578	102,328

		2,315,711

Luxembourg — 0.3%
RTL Group SA	1,302	110,393
SES SA, FDR	7,115	111,030

		221,423

Netherlands — 6.0%
ABN AMRO Group NV, CVA (a)(b)	2,879	97,449
Akzo Nobel NV	2,619	245,119
ASML Holding NV	6,163	1,249,478
ASR Nederland NV	960	41,934
Heineken Holding NV	1,535	162,841
Heineken NV	1,585	178,137
ING Groep NV	5,239	102,869
Koninklijke Ahold Delhaize NV	14,706	328,532
Koninklijke DSM NV	3,713	383,896
Koninklijke KPN NV	39,226	137,458
Koninklijke Philips NV	7,250	295,508
NN Group NV	2,742	129,326
Randstad Holding NV	226	15,953
Royal Dutch Shell plc, Class B	32,113	1,139,128

Investments	Shares	Value($)
Netherlands — continued
Wolters Kluwer NV	7,353	389,197

		4,896,825

Norway — 2.8%
Aker BP ASA	1,680	48,616
DNB ASA	10,477	212,948
Gjensidige Forsikring ASA	5,367	101,246
Marine Harvest ASA *	13,813	239,183
Norsk Hydro ASA	31,543	229,675
Orkla ASA	17,322	180,256
Statoil ASA	17,049	399,481
Telenor ASA	26,264	614,043
Yara International ASA	4,923	236,800

		2,262,248

Portugal — 1.1%
EDP - Energias de Portugal SA	114,573	402,420
Galp Energia SGPS SA	19,335	369,343
Jeronimo Martins SGPS SA	5,901	125,684

		897,447

South Africa — 0.4%
Investec plc	4,886	37,961
Mondi plc	10,207	272,048

		310,009

Spain — 8.3%
Abertis Infraestructuras SA	7,873	191,002
Acciona SA	1,292	116,982
ACS Actividades de Construccion y Servicios SA	3,415	136,643
Aena SME SA (a)(b)	703	153,081
Amadeus IT Group SA	3,418	264,994
Banco Santander SA	8,492	63,047
Distribuidora Internacional de Alimentacion SA	10,587	56,567
Enagas SA	15,630	425,781
Endesa SA	18,126	406,883
Gas Natural SDG SA	17,456	403,609
Grifols SA	10,640	342,204
Iberdrola SA *	4,442	36,157
Iberdrola SA	204,374	1,663,561
Industria de Diseno Textil SA	5,295	189,473
Mediaset Espana Comunicacion SA	5,120	57,901
Merlin Properties Socimi SA, REIT	6,494	93,504
Red Electrica Corp. SA	20,308	428,346
Repsol SA	30,949	582,489
Siemens Gamesa Renewable Energy SA	12,551	195,829
Telefonica SA	97,046	995,550

		6,803,603

Sweden — 5.6%
Alfa Laval AB	4,733	124,217
Atlas Copco AB, Class A	6,331	296,910
Boliden AB	8,165	296,414
Electrolux AB, Series B	5,916	209,004
Hennes & Mauritz AB, Class B	5,951	105,231
Hexagon AB, Class B	7,961	474,684
Husqvarna AB, Class B	6,868	71,646
ICA Gruppen AB	2,348	91,730
Industrivarden AB, Class C	3,495	93,108
Investor AB, Class B	2,658	129,980
Kinnevik AB, Class B	2,658	96,961

JPMorgan Diversified Return Europe Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

Investments	Shares	Value($)
COMMON STOCKS — continued
Sweden — continued
L E Lundbergforetagen AB, Class B	317	25,581
Nordea Bank AB	19,079	235,532
Securitas AB, Class B	9,373	173,500
Skandinaviska Enskilda Banken AB, Class A	8,384	105,955
Skanska AB, Class B	7,283	148,029
SKF AB, Class B	5,366	132,631
Swedbank AB, Class A	14,789	378,221
Tele2 AB, Class B	31,726	396,768
Telia Co. AB	149,320	749,540
Trelleborg AB, Class B	6,269	167,329
Volvo AB, Class B	6,446	131,566

		4,634,537

Switzerland — 11.7%
ABB Ltd. (Registered)	5,534	154,248
Adecco Group AG (Registered) *	1,520	125,067
Baloise Holding AG (Registered)	817	133,663
Banque Cantonale Vaudoise (Registered)	84	70,656
Clariant AG (Registered) *	11,290	323,151
DKSH Holding AG	253	23,662
EMS-Chemie Holding AG (Registered)	399	293,311
Ferguson plc	1,567	121,010
Flughafen Zurich AG (Registered)	284	72,352
Geberit AG (Registered)	699	331,068
Givaudan SA (Registered)	111	267,205
Helvetia Holding AG (Registered)	139	82,811
Kuehne + Nagel International AG (Registered)	794	145,820
Lonza Group AG (Registered) *	1,803	500,939
Nestle SA (Registered)	6,607	570,726
Novartis AG (Registered)	17,117	1,544,931
Pargesa Holding SA	1,046	95,356
Partners Group Holding AG	202	156,965
Roche Holding AG	4,419	1,091,821
Schindler Holding AG	992	248,559
SGS SA (Registered)	88	236,558
Sika AG	24	207,908
Sonova Holding AG (Registered)	2,331	375,915
STMicroelectronics NV	16,438	392,961
Swiss Life Holding AG (Registered) *	679	254,963
Swiss Prime Site AG (Registered) *	776	75,127
Swiss Re AG	958	94,491
Swisscom AG (Registered)	2,337	1,276,212
Temenos Group AG (Registered) *	1,671	230,927
Zurich Insurance Group AG	308	101,316

		9,599,699

United Kingdom — 22.9%
3i Group plc	12,059	159,457
Admiral Group plc	2,074	54,465
Anglo American plc	15,962	386,934
AstraZeneca plc	5,516	382,884
BAE Systems plc	14,692	123,957
Bellway plc	4,211	198,514
Berkeley Group Holdings plc	5,105	287,442
BP plc	90,386	644,849

Investments	Shares	Value($)
United Kingdom — continued
British American Tobacco plc	14,647	1,001,074
BT Group plc	73,400	268,171
Bunzl plc	8,192	239,638
Compass Group plc	27,047	569,472
Croda International plc	4,377	278,564
Daily Mail & General Trust plc, Class A	8,035	72,729
Diageo plc	6,469	232,835
DS Smith plc	17,207	122,983
easyJet plc	12,345	290,966
Experian plc	6,133	141,352
GKN plc	13,450	80,729
GlaxoSmithKline plc	60,210	1,120,754
Hammerson plc, REIT	10,634	74,488
HSBC Holdings plc	11,494	122,626
IMI plc	6,494	122,541
Imperial Brands plc	2,164	89,056
Inchcape plc	8,177	84,193
Informa plc	13,009	128,582
Inmarsat plc	18,490	121,874
International Consolidated Airlines Group SA	25,500	231,703
Intu Properties plc, REIT	18,151	58,112
ITV plc	94,241	223,459
J Sainsbury plc	61,340	220,704
Johnson Matthey plc	2,425	119,189
Kingfisher plc	52,329	257,603
Legal & General Group plc	38,468	147,771
Meggitt plc	10,713	70,574
National Grid plc	58,072	665,399
Next plc	6,443	465,223
Pennon Group plc	2,433	24,871
Persimmon plc	5,740	203,911
Reckitt Benckiser Group plc	6,727	649,627
RELX NV	20,035	443,645
RELX plc	18,823	416,551
Rentokil Initial plc	28,016	118,173
Rio Tinto plc	5,590	311,156
Royal Mail plc	14,690	97,874
Sage Group plc (The)	45,647	486,032
Schroders plc	961	50,747
Segro plc, REIT	17,615	145,680
Severn Trent plc	11,986	333,085
Smith & Nephew plc	26,336	473,877
Smiths Group plc	6,795	154,315
SSE plc	23,331	432,673
Tate & Lyle plc	21,662	197,464
Taylor Wimpey plc	49,931	135,125
Unilever NV, CVA	5,662	326,823
Unilever plc	18,101	1,024,450
United Utilities Group plc	28,162	295,409
Vodafone Group plc	506,060	1,613,236
Whitbread plc	5,403	297,785
William Hill plc	51,555	226,921
Wm Morrison Supermarkets plc	63,387	199,800
WPP plc	17,650	319,641

		18,839,737

United States — 0.2%
Carnival plc	2,901	204,679

JPMorgan Diversified Return Europe Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

Investments	Shares	Value($)
TOTAL COMMON STOCKS (Cost $65,218,719)		81,482,569

Investments	Number of Rights	Value($)
RIGHTS — 0.0%(c)
Spain — 0.0%(c)
ACS Actividades de Construccion y Servicios SA, expiring 2/5/2018 *		—

(Cost $1,859)	3,415	1,789

Total Investments — 99.1% (Cost $65,220,578)		81,484,358
Other Assets Less Liabilities — 0.9%		698,757

Net Assets — 100.0%		82,183,115

Percentages indicated are based on net assets.

*	Non-income producing security.
(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.
(c)	Represents less than 0.05% of net assets.

Abbreviations

CVA	Dutch Certification
FDR	Fiduciary Depositary Receipt
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital

Summary of Investments by Industry, January 31, 2018

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

JPMorgan Diversified Return Europe Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

Industry	Percentage
Oil, Gas & Consumable Fuels	7.8%
Pharmaceuticals	7.3
Diversified Telecommunication Services	6.8
Chemicals	6.5
Electric Utilities	6.4
Semiconductors & Semiconductor Equipment	3.6
Insurance	3.3
Software	3.2
IT Services	2.9
Banks	2.7
Machinery	2.4
Wireless Telecommunication Services	2.4
Professional Services	2.3
Hotels, Restaurants & Leisure	2.2
Food & Staples Retailing	2.0
Metals & Mining	2.0
Media	2.0
Personal Products	1.9
Food Products	1.7
Health Care Providers & Services	1.6
Auto Components	1.5
Health Care Equipment & Supplies	1.5
Paper & Forest Products	1.4
Household Products	1.4
Household Durables	1.4
Tobacco	1.3
Airlines	1.3
Construction & Engineering	1.2
Transportation Infrastructure	1.2
Electrical Equipment	1.1
Textiles, Apparel & Luxury Goods	1.0
Multi-Utilities	1.0
Automobiles	1.0
Others (each less than 1.0%)	12.7

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan Diversified Return Europe Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Austria	$—	$940,683	$—	$940,683
Belgium	—	1,415,447	—	1,415,447
Denmark	—	2,157,550	—	2,157,550
Finland	—	3,978,320	—	3,978,320
France	—	10,685,870	—	10,685,870
Germany	—	11,261,099	—	11,261,099
Ireland	—	57,682	—	57,682
Italy	—	2,315,711	—	2,315,711
Luxembourg	—	221,423	—	221,423
Netherlands	—	4,896,825	—	4,896,825
Norway	—	2,262,248	—	2,262,248
Portugal	—	897,447	—	897,447
South Africa	—	310,009	—	310,009
Spain	36,157	6,767,446	—	6,803,603
Sweden	—	4,634,537	—	4,634,537
Switzerland	—	9,599,699	—	9,599,699
United Kingdom	—	18,839,737	—	18,839,737
United States	—	204,679	—	204,679

Total Common Stocks	36,157	81,446,412	—	81,482,569

Rights
Spain	—	1,789	—	1,789

Total Investments in Securities	$36,157	$81,448,201	$—	$81,484,358

Transfers between fair value levels are valued utilizing values as of beginning of the period.

Transfers from level 1 to level 2 in the amount of $3,052,412 are due to the application of the fair value factors to certain securities during the period ended January 31, 2018.

JPMorgan Diversified Return Global Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited)

Investments	Shares	Value($)
COMMON STOCKS — 99.5%
Australia — 6.9%
AGL Energy Ltd.	28,957	545,570
Ansell Ltd.	17,063	345,121
APA Group	46,844	303,258
ASX Ltd.	6,804	299,389
Aurizon Holdings Ltd.	69,657	262,052
Boral Ltd.	46,913	301,444
Caltex Australia Ltd.	12,396	346,964
CIMIC Group Ltd.	5,868	222,828
Cochlear Ltd.	3,505	489,196
Computershare Ltd.	12,068	161,986
CSL Ltd.	6,919	813,532
CSR Ltd.	67,476	273,240
Dexus, REIT	48,195	369,960
Flight Centre Travel Group Ltd.	7,697	316,247
GPT Group (The), REIT	105,102	426,021
Harvey Norman Holdings Ltd.	65,998	239,616
Healthscope Ltd.	164,115	255,317
Incitec Pivot Ltd.	43,047	128,851
Mirvac Group, REIT	251,844	447,513
Orica Ltd.	2,005	30,925
Origin Energy Ltd. *	80,575	603,557
Qantas Airways Ltd.	109,483	463,979
Ramsay Health Care Ltd.	9,108	502,359
Scentre Group, REIT	101,583	340,867
Sonic Healthcare Ltd.	23,524	450,875
Star Entertainment Grp Ltd. (The)	75,124	366,414
Sydney Airport	46,475	255,027
Telstra Corp. Ltd.	200,290	592,169
Transurban Group	23,023	222,897
Treasury Wine Estates Ltd.	14,145	194,842
Wesfarmers Ltd.	20,664	728,873
WorleyParsons Ltd. *	19,858	232,029

		11,532,918

Austria — 0.3%
OMV AG	7,706	496,161

Belgium — 0.8%
Ageas	1,447	76,508
Colruyt SA	4,623	255,931
Groupe Bruxelles Lambert SA	2,930	345,166
Proximus SADP	9,564	322,535
Solvay SA	1,369	198,224
UCB SA	810	70,602

		1,268,966

Bermuda — 0.2%
RenaissanceRe Holdings Ltd.	2,898	368,452

Canada — 3.4%
ARC Resources Ltd.	5,807	63,877
BCE, Inc.	8,684	406,101
Canadian Tire Corp. Ltd., Class A	3,141	438,284
Fortis, Inc.	8,869	313,371
Husky Energy, Inc. *	17,416	255,293
Hydro One Ltd. (a)(b)	8,376	151,245
Imperial Oil Ltd.	9,367	294,489

Investments	Shares	Value($)
Canada — continued
Inter Pipeline Ltd.	15,264	292,622
Loblaw Cos. Ltd.	6,167	334,071
Metro, Inc.	11,791	394,567
RioCan REIT.	9,577	187,569
Rogers Communications, Inc., Class B	9,033	440,855
Shaw Communications, Inc., Class B	14,557	317,769
Suncor Energy, Inc.	7,026	254,535
Teck Resources Ltd., Class B	10,510	305,217
TELUS Corp.	10,867	409,147
Thomson Reuters Corp.	7,479	323,664
Tourmaline Oil Corp. *	3,454	55,798
TransCanada Corp.	9,655	444,523

		5,682,997

Chile — 0.0%(c)
Antofagasta plc	879	11,634

China — 0.4%
Semiconductor Manufacturing International Corp. *	360,200	518,378
Xinyi Solar Holdings Ltd.	438,000	201,265

		719,643

Denmark — 0.8%
Carlsberg A/S, Class B	2,699	346,927
Chr Hansen Holding A/S	4,220	368,885
H Lundbeck A/S	2,321	118,311
Orsted A/S (a)(b)	1,901	115,433
TDC A/S	52,253	348,767

		1,298,323

Finland — 1.0%
Elisa OYJ	5,209	221,712
Fortum OYJ	18,320	397,282
Neste OYJ	7,717	534,088
Sampo OYJ, Class A	2,254	130,953
Stora Enso OYJ, Class R	14,878	255,496
UPM-Kymmene OYJ	2,313	77,991

		1,617,522

France — 4.3%
Alstom SA	3,011	132,076
Arkema SA	2,902	370,746
Atos SE	2,951	465,391
Bouygues SA	3,801	211,254
Capgemini SE	3,981	528,440
Casino Guichard Perrachon SA	4,503	263,108
Danone SA	3,575	307,687
Dassault Systemes SE	4,459	514,047
Eiffage SA	2,913	353,158
Eutelsat Communications SA	10,446	229,915
Faurecia	4,178	374,893
Iliad SA	1,365	353,163
Lagardere SCA	6,248	194,859
Orange SA	18,609	336,259
Pernod Ricard SA	2,049	326,387
Sanofi	3,154	278,346
SCOR SE	5,056	226,297
Sodexo SA	2,674	342,759
Thales SA	4,032	451,961
TOTAL SA	5,870	340,342

JPMorgan Diversified Return Global Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

Investments	Shares	Value($)
COMMON STOCKS — continued
France — continued
Valeo SA	1,949	153,462
Vinci SA	1,838	198,649
Vivendi SA	10,826	317,197

		7,270,396

Germany — 3.4%
BASF SE	1,412	165,596
Beiersdorf AG	2,921	346,329
Covestro AG (a)(b)	2,780	320,118
Deutsche Lufthansa AG (Registered)	12,091	431,924
Deutsche Telekom AG (Registered)	4,886	85,701
Evonik Industries AG	8,864	350,264
Fraport AG Frankfurt Airport Services Worldwide	3,539	419,012
Fresenius Medical Care AG & Co. KGaA	4,010	462,200
Fresenius SE & Co. KGaA	5,225	457,326
Hannover Rueck SE	3,377	461,853
Henkel AG & Co. KGaA (Preference)	1,545	216,060
Infineon Technologies AG	17,396	506,506
Merck KGaA	3,224	352,896
SAP SE	3,719	420,770
Telefonica Deutschland Holding AG	17,281	87,353
TUI AG	7,910	178,832
Uniper SE	9,745	290,918
United Internet AG (Registered)	1,489	108,639

		5,662,297

Hong Kong — 4.1%
ASM Pacific Technology Ltd.	26,200	356,857
Cathay Pacific Airways Ltd. *	99,000	156,892
CK Hutchison Holdings Ltd.	52,760	711,653
CK Infrastructure Holdings Ltd.	40,500	360,426
CLP Holdings Ltd.	48,000	489,049
Hang Seng Bank Ltd.	19,400	460,932
Hong Kong & China Gas Co. Ltd.	229,647	453,583
Hutchison Port Holdings Trust	364,800	150,873
Jardine Matheson Holdings Ltd.	5,100	323,726
Jardine Strategic Holdings Ltd.	5,500	218,900
Johnson Electric Holdings Ltd.	17,500	71,409
Link REIT	66,000	584,128
MTR Corp. Ltd.	78,500	448,948
New World Development Co. Ltd.	242,000	390,095
PCCW Ltd.	362,000	208,481
Power Assets Holdings Ltd.	56,000	497,668
Swire Pacific Ltd., Class A	31,500	314,403
WH Group Ltd. (a)(b)	235,500	291,173
Xinyi Glass Holdings Ltd.	256,000	387,873

		6,877,069

Israel — 0.3%
Check Point Software Technologies Ltd. *	4,103	424,291

Italy — 1.0%
Buzzi Unicem SpA	3,341	98,096
Enel SpA	46,708	296,941
Italgas SpA	50,474	311,701
Parmalat SpA	64,723	251,115

Investments	Shares	Value($)
Italy — continued
Recordati SpA	6,302	286,983
Terna Rete Elettrica Nazionale SpA	60,716	365,452

		1,610,288

Japan — 22.4%
Aisin Seiki Co. Ltd.	4,500	263,392
ANA Holdings, Inc.	12,300	501,779
Aozora Bank Ltd.	11,400	463,038
Brother Industries Ltd.	19,400	498,364
Canon, Inc.	13,300	530,670
Capcom Co. Ltd.	8,100	309,859
Central Japan Railway Co.	2,500	474,902
Chubu Electric Power Co., Inc.	25,800	325,131
Chugoku Electric Power Co., Inc. (The)	23,900	264,760
COMSYS Holdings Corp.	6,800	190,189
Cosmo Energy Holdings Co. Ltd.	14,200	559,076
Credit Saison Co. Ltd.	13,100	239,340
Dai Nippon Printing Co. Ltd.	5,800	129,696
Daiichi Sankyo Co. Ltd.	20,400	684,905
Daito Trust Construction Co. Ltd.	2,400	420,634
DIC Corp.	7,900	312,616
Dowa Holdings Co. Ltd.	3,900	162,556
Ebara Corp.	4,400	180,613
Electric Power Development Co. Ltd.	12,700	362,024
Fuji Electric Co. Ltd.	34,000	280,709
FUJIFILM Holdings Corp.	12,200	470,273
Fujikura Ltd.	49,900	490,618
Fujitsu Ltd.	30,000	221,508
Gree, Inc.	4,700	30,567
Hankyu Hanshin Holdings, Inc.	7,900	319,173
Hikari Tsushin, Inc.	3,300	480,998
Hitachi High-Technologies Corp.	7,600	358,844
Hitachi Kokusai Electric, Inc.	6,800	194,138
Hokkaido Electric Power Co., Inc.	16,100	105,013
Hokuriku Electric Power Co.	19,800	162,029
Idemitsu Kosan Co. Ltd.	14,300	536,802
Inpex Corp.	42,100	549,048
ITOCHU Corp.	28,700	564,721
Japan Airlines Co. Ltd.	11,200	423,220
Japan Petroleum Exploration Co. Ltd.	8,200	226,768
JXTG Holdings, Inc.	87,800	584,537
Kaneka Corp.	35,000	325,799
Kansai Electric Power Co., Inc. (The)	30,400	378,805
Kawasaki Kisen Kaisha Ltd. *	12,300	327,123
KDDI Corp.	18,100	459,347
Keisei Electric Railway Co. Ltd.	10,900	370,152
Konami Holdings Corp.	1,900	109,485
Kuraray Co. Ltd.	24,300	456,434
Kyowa Hakko Kirin Co. Ltd.	900	17,558
Kyushu Electric Power Co., Inc.	28,300	311,116
Lawson, Inc.	1,200	81,379
Marubeni Corp.	72,000	541,508
Miraca Holdings, Inc.	2,200	100,490
Mitsubishi Gas Chemical Co., Inc.	5,500	155,902
Mitsubishi Tanabe Pharma Corp.	18,700	380,308
Mizuho Financial Group, Inc.	282,800	536,119

JPMorgan Diversified Return Global Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

Investments	Shares	Value($)
COMMON STOCKS — continued
Japan — continued
Mochida Pharmaceutical Co. Ltd.	4,500	345,539
NH Foods Ltd.	17,000	409,493
Nihon M&A Center, Inc.	4,400	262,543
Nikon Corp.	13,800	269,121
Nippon Express Co. Ltd.	1,900	136,916
Nippon Kayaku Co. Ltd.	20,000	295,292
Nippon Paper Industries Co. Ltd.	15,200	289,392
Nippon Shinyaku Co. Ltd.	1,100	75,442
Nippon Shokubai Co. Ltd.	4,600	327,573
Nippon Telegraph & Telephone Corp.	9,800	469,270
Nipro Corp.	24,300	373,672
Nissan Motor Co. Ltd.	36,700	393,149
Nisshin Steel Co. Ltd.	10,500	177,033
Nissin Foods Holdings Co. Ltd.	4,600	341,303
Nomura Real Estate Holdings, Inc.	16,400	392,905
Nomura Research Institute Ltd.	6,100	281,638
NTT Data Corp.	24,100	284,510
NTT DOCOMO, Inc.	19,400	482,040
Oji Holdings Corp.	22,000	151,155
Osaka Gas Co. Ltd.	20,900	415,758
Otsuka Corp.	5,200	437,778
Otsuka Holdings Co. Ltd.	400	17,769
Resona Holdings, Inc.	9,700	58,742
Sankyo Co. Ltd.	6,100	198,192
Sawai Pharmaceutical Co. Ltd.	4,800	218,547
SBI Holdings, Inc.	15,400	374,379
SCREEN Holdings Co. Ltd.	2,400	209,190
SCSK Corp.	5,600	258,040
Sega Sammy Holdings, Inc.	7,500	104,977
Sekisui Chemical Co. Ltd.	21,800	416,825
Sekisui House Ltd.	26,100	479,545
Seven Bank Ltd.	11,200	41,396
Shimamura Co. Ltd.	3,000	352,695
Shimizu Corp.	13,500	138,862
Showa Denko KK	8,500	395,464
Showa Shell Sekiyu KK	36,500	518,889
Skylark Co. Ltd.	10,300	148,445
SoftBank Group Corp.	6,200	515,145
Sojitz Corp.	136,300	441,269
Square Enix Holdings Co. Ltd.	10,600	484,196
Sumitomo Dainippon Pharma Co. Ltd.	21,900	323,294
Sumitomo Osaka Cement Co. Ltd.	71,000	334,252
Suzuken Co. Ltd.	7,400	315,432
Taisei Corp.	5,200	265,411
Taisho Pharmaceutical Holdings Co. Ltd.	2,600	211,771
Takashimaya Co. Ltd.	25,000	260,135
Takeda Pharmaceutical Co. Ltd.	6,100	357,300
Teijin Ltd.	12,700	281,579
Terumo Corp.	8,100	396,452
Tohoku Electric Power Co., Inc.	29,100	376,633
Tokyo Broadcasting System Holdings, Inc.	16,300	392,772
Tokyo Electric Power Co. Holdings, Inc. *	78,600	319,166
Tokyo Gas Co. Ltd.	15,400	367,454
Tokyo Tatemono Co. Ltd.	10,900	175,738

Investments	Shares	Value($)
Japan — continued
Tokyu Corp.	7,700	129,155
Tokyu Fudosan Holdings Corp.	29,000	229,609
Toppan Printing Co. Ltd.	38,000	358,208
Toyo Suisan Kaisha Ltd.	10,100	410,988
Toyota Industries Corp.	6,300	411,834
Toyota Motor Corp.	9,700	668,305
Tsumura & Co.	10,700	360,654
Ube Industries Ltd.	15,300	457,020
Yamada Denki Co. Ltd.	59,000	350,352
Yokohama Rubber Co. Ltd. (The)	12,900	329,327

		37,490,965

Netherlands — 1.4%
Boskalis Westminster	1,317	52,553
Gemalto NV	2,426	149,907
Heineken Holding NV	2,741	290,780
Koninklijke DSM NV	3,204	331,270
Koninklijke KPN NV	86,648	303,637
Koninklijke Philips NV	8,229	335,412
NN Group NV	6,470	305,157
Royal Dutch Shell plc, Class A	4,783	167,686
Wolters Kluwer NV	9,254	489,817

		2,426,219

New Zealand — 0.3%
Contact Energy Ltd.	43,090	177,484
Spark New Zealand Ltd.	148,661	393,242

		570,726

Norway — 0.9%
Marine Harvest ASA *	22,741	393,778
Orkla ASA	30,329	315,610
Telenor ASA	17,783	415,760
Yara International ASA	7,382	355,080

		1,480,228

Portugal — 0.4%
EDP - Energias de Portugal SA	86,741	304,664
Galp Energia SGPS SA	17,192	328,407

		633,071

Singapore — 2.0%
CapitaLand Mall Trust, REIT	194,900	312,006
ComfortDelGro Corp. Ltd.	144,800	231,532
Golden Agri-Resources Ltd.	609,200	175,977
Keppel Corp. Ltd.	84,900	559,044
Sembcorp Industries Ltd.	103,100	266,424
Singapore Airlines Ltd.	31,400	270,438
Singapore Press Holdings Ltd.	110,400	221,694
Singapore Telecommunications Ltd.	214,500	578,740
Venture Corp. Ltd.	23,500	411,681
Wilmar International Ltd.	160,800	391,606

		3,419,142

South Africa — 0.2%
Mondi plc	10,781	287,347

South Korea — 10.4%
Celltrion Healthcare Co. Ltd. *	4,082	523,701
CJ CheilJedang Corp. *	867	291,061
E-MART, Inc.	1,231	334,481
GS Holdings Corp. *	5,348	347,508
Hankook Tire Co. Ltd. *	6,725	336,813
Hanmi Pharm Co. Ltd. *	445	248,566

JPMorgan Diversified Return Global Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

Investments	Shares	Value($)
COMMON STOCKS — continued
South Korea — continued
Hanmi Science Co. Ltd. *	3,390	333,141
Hanon Systems	8,384	102,420
Hanwha Chemical Corp.	15,423	508,184
Hanwha Techwin Co. Ltd. *	7,624	240,247
Hyosung Corp. *	661	83,538
Hyundai Construction Equipment Co. Ltd. *	1,217	232,224
Hyundai Electric & Energy System Co. Ltd. *	1,114	128,316
Hyundai Engineering & Construction Co. Ltd. *	6,408	257,233
Hyundai Heavy Industries Co. Ltd. *	1,294	168,094
Hyundai Mobis Co. Ltd. *	949	219,954
Hyundai Robotics Co. Ltd. *	334	142,458
Hyundai Steel Co.	7,223	384,836
Industrial Bank of Korea	20,371	317,416
Kakao Corp. *	4,011	526,009
Kia Motors Corp.	12,408	402,317
Korea Electric Power Corp.	14,758	493,682
Korea Gas Corp. *	5,982	276,408
Korea Zinc Co. Ltd. *	461	222,344
Korean Air Lines Co. Ltd. *	6,294	227,092
KT&G Corp.	4,898	488,493
LG Corp. *	3,671	306,165
LG Display Co. Ltd.	18,167	545,691
LG Electronics, Inc.	5,794	555,794
LG Uplus Corp.	32,865	439,917
Lotte Chemical Corp. *	1,447	568,846
LOTTE Fine Chemical Co. Ltd.	2,872	206,512
Lotte Shopping Co. Ltd. *	553	125,064
NAVER Corp.	442	376,500
OCI Co. Ltd. *	970	153,416
POSCO	1,936	690,544
Samsung Biologics Co. Ltd. *(a)(b)	1,602	653,761
Samsung Electronics Co. Ltd.	371	867,149
Samsung SDS Co. Ltd.*	1,048	251,595
Shinsegae, Inc.	856	274,952
SK Holdings Co. Ltd. *	1,975	588,789
SK Hynix, Inc.	9,754	669,561
SK Innovation Co. Ltd.	2,867	549,010
SK Telecom Co. Ltd.	2,108	523,464
SKC Co. Ltd. *	4,946	209,779
S-Oil Corp.	4,540	522,939
Woori Bank	29,384	463,277

		17,379,261

Spain — 1.6%
Acciona SA	1,610	145,775
Acerinox SA	3,189	46,895
ACS Actividades de Construccion y Servicios SA	726	29,049
Aena SME SA (a)(b)	1,967	428,323
Cellnex Telecom SA (a)(b)	3,340	90,176
Enagas SA	11,444	311,749
Endesa SA	3,667	82,315
Gas Natural SDG SA	14,447	334,037
Grifols SA	13,388	430,585
Iberdrola SA	44,977	366,103
Red Electrica Corp. SA	4,532	95,591

Investments	Shares	Value($)
Spain — continued
Repsol SA	19,613	369,135

		2,729,733

Sweden — 2.5%
Arjo AB, Class B *	8,701	28,488
Autoliv, Inc.	3,012	458,457
Boliden AB	10,327	374,901
Essity AB, Class B *	980	29,357
Getinge AB, Class B	8,721	119,502
Hexagon AB, Class B	7,406	441,592
Investor AB, Class B	7,078	346,124
Lundin Petroleum AB *	3,183	79,412
Securitas AB, Class B	23,377	432,722
Skanska AB, Class B	16,221	329,695
Svenska Cellulosa AB SCA, Class B	5,820	60,224
Swedish Match AB	8,819	357,209
Tele2 AB, Class B	34,343	429,496
Telia Co. AB	72,692	364,891
Trelleborg AB, Class B	13,677	365,060

		4,217,130

Switzerland — 1.9%
Baloise Holding AG (Registered)	2,221	363,361
Barry Callebaut AG (Registered) *	64	130,984
Clariant AG (Registered) *	14,917	426,966
Kuehne + Nagel International AG (Registered)	572	105,049
Logitech International SA (Registered)	2,307	96,753
Lonza Group AG (Registered) *	199	55,290
Novartis AG (Registered)	3,315	299,202
Sonova Holding AG (Registered)	2,182	351,886
STMicroelectronics NV	10,745	256,866
Straumann Holding AG (Registered)	173	132,048
Swiss Life Holding AG (Registered) *	895	336,070
Swiss Prime Site AG (Registered) *	1,524	147,542
Swisscom AG (Registered)	641	350,044
Vifor Pharma AG	1,432	210,604

		3,262,665

United Kingdom — 2.7%
Bellway plc	2,564	120,872
BP plc	50,626	361,186
Bunzl plc	8,124	237,648
easyJet plc	3,674	86,594
Hammerson plc, REIT	16,282	114,051
Inmarsat plc	18,464	121,702
International Consolidated Airlines Group SA	25,181	228,804
Kingfisher plc	38,446	189,260
Land Securities Group plc, REIT	12,773	181,850
Persimmon plc	2,773	98,510
RELX NV	14,413	319,155
Rentokil Initial plc	21,938	92,535
Royal Mail plc	23,970	159,704
Sage Group plc (The)	34,292	365,128
Segro plc, REIT	10,981	90,815
Severn Trent plc	5,146	143,005
Smith & Nephew plc	18,782	337,954

JPMorgan Diversified Return Global Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

Investments	Shares	Value($)
COMMON STOCKS — continued
United Kingdom — continued
Tate & Lyle plc	22,464	204,775
Taylor Wimpey plc	80,426	217,652
United Utilities Group plc	23,950	251,227
Vodafone Group plc	69,352	221,083
William Hill plc	19,353	85,183
Wm Morrison Supermarkets plc	109,321	344,587

		4,573,280

United States — 25.9%
AGNC Investment Corp., REIT	16,253	305,394
Alaska Air Group, Inc.	3,448	226,637
Albemarle Corp.	3,115	347,603
Alcoa Corp. *	9,209	479,052
Alleghany Corp. *	615	386,035
Alliant Energy Corp.	10,744	427,074
Allstate Corp. (The)	3,813	376,610
Amdocs Ltd.	6,863	469,429
Ameren Corp.	6,398	362,319
American Electric Power Co., Inc.	4,160	286,125
American Water Works Co., Inc.	152	12,642
Andeavor	2,779	300,577
Annaly Capital Management, Inc., REIT	27,903	294,098
ANSYS, Inc. *	2,438	394,103
Antero Resources Corp. *	7,435	144,462
Anthem, Inc.	2,145	531,638
Aramark	5,513	252,551
Arrow Electronics, Inc. *	2,550	207,417
Ashland Global Holdings, Inc.	4,530	328,833
Assurant, Inc.	1,511	138,226
AT&T, Inc.	15,630	585,343
AutoNation, Inc. *	5,851	352,347
Avangrid, Inc.	2,080	101,338
Avery Dennison Corp.	4,286	525,806
Avnet, Inc.	6,301	267,792
Axis Capital Holdings Ltd.	6,171	311,821
Baxter International, Inc.	5,086	366,345
Becton Dickinson and Co.	2,935	713,029
Bemis Co., Inc.	7,282	340,361
Broadridge Financial Solutions, Inc.	5,408	521,385
CA, Inc.	10,973	393,382
Carnival Corp.	5,041	360,986
Carnival plc	1,671	117,897
Celanese Corp., Series A	4,384	474,173
CenturyLink, Inc.	25,593	455,811
Chevron Corp.	4,783	599,549
Church & Dwight Co., Inc.	8,533	416,837
Cigna Corp.	609	126,885
Cincinnati Financial Corp.	4,280	329,132
Cintas Corp.	3,097	521,690
CMS Energy Corp.	6,530	292,217
CNA Financial Corp.	4,447	240,850
Commerce Bancshares, Inc.	6,602	386,283
Consolidated Edison, Inc.	4,183	336,146
Constellation Brands, Inc., Class A	2,271	498,417
Darden Restaurants, Inc.	4,947	474,170
DaVita, Inc. *	1,581	123,381

Investments	Shares	Value($)
United States — continued
DENTSPLY SIRONA, Inc.	6,267	381,096
Dr Pepper Snapple Group, Inc.	4,470	533,495
DST Systems, Inc.	6,526	544,073
DTE Energy Co.	4,183	441,892
Eastman Chemical Co.	4,206	417,151
Edgewell Personal Care Co. *	2,597	146,627
Everest Re Group Ltd.	1,792	411,802
Eversource Energy	7,457	470,462
Fidelity National Information Services, Inc.	5,147	526,847
Flex Ltd. *	6,058	109,105
Foot Locker, Inc.	5,650	277,697
Garmin Ltd.	6,944	437,055
Gentex Corp.	14,865	352,003
Genuine Parts Co.	2,889	300,658
Harris Corp.	3,386	539,661
Hasbro, Inc.	4,349	411,285
Henry Schein, Inc. *	4,866	368,259
HollyFrontier Corp.	7,718	370,155
Hormel Foods Corp.	9,336	320,505
IAC/InterActiveCorp *	2.077	301,103
Ingredion, Inc.	2,342	336,405
Intel Corp.	10,630	511,728
International Flavors & Fragrances, Inc.	1,612	242,284
Interpublic Group of Cos., Inc. (The)	7,026	153,799
Jabil, Inc.	6,888	175,162
JM Smucker Co. (The)	3,033	384,857
Johnson & Johnson	4,509	623,099
L3 Technologies, Inc.	2,450	520,527
Laboratory Corp. of America Holdings *	2,995	522,627
Lam Research Corp.	2,131	408,129
Leggett & Platt, Inc.	7,922	368,452
Leucadia National Corp.	12,319	333,475
ManpowerGroup, Inc.	1,430	187,888
McCormick & Co., Inc. (Non-Voting)	3,085	335,555
MDU Resources Group, Inc.	10,586	280,317
Molson Coors Brewing Co., Class B	4,241	356,329
Murphy Oil Corp.	2,008	64,457
News Corp., Class A	13,276	227,152
NextEra Energy, Inc.	544	86,180
NiSource, Inc.	7,474	184,458
Northrop Grumman Corp.	1,628	554,383
NVR, Inc. *	139	441,765
Old Republic International Corp.	15,363	330,151
Patterson Cos., Inc.	6,769	242,939
Pinnacle West Capital Corp.	5,141	411,023
Public Service Enterprise Group, Inc.	2,946	152,809
PulteGroup, Inc.	11,964	380,814
Quest Diagnostics, Inc.	2,752	291,217
Raytheon Co.	2,628	549,094
Republic Services, Inc.	7,078	486,966
SCANA Corp.	5,741	233,314

JPMorgan Diversified Return Global Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

Investments	Shares	Value($)
COMMON STOCKS — continued
United States — continued
Scripps Networks Interactive, Inc., Class A	3,949	347,473
Southwest Airlines Co.	7,467	453,994
Sprint Corp. *	53,736	286,413
Synopsys, Inc. *	5,416	501,576
T-Mobile US, Inc. *	6,906	449,581
Toll Brothers, Inc.	7,898	367,889
Torchmark Corp.	5,455	495,587
Tyson Foods, Inc., Class A	4,214	320,728
United Continental Holdings, Inc. *	4,869	330,216
Universal Health Services, Inc., Class B	3,015	366,322
Valero Energy Corp.	2,703	259,407
Verizon Communications, Inc.	11,054	597,690
VMware, Inc., Class A *	2,438	301,800
Walmart, Inc.	3,912	417,019
Walt Disney Co. (The)	2,311	251,136
Waters Corp. *	2,256	486,416
Westlake Chemical Corp.	4,921	554,105
WR Berkley Corp.	6,084	444,010
Wyndham Worldwide Corp.	4,322	536,490
Xcel Energy, Inc.	9,517	434,356
Xylem, Inc.	6,232	450,324
Zimmer Biomet Holdings, Inc.	1,412	179,493

		43,374,509

TOTAL COMMON STOCKS (Cost $144,756,554)		166,685,233

Investments	Number of Rights	Value($)
RIGHTS — 0.0%(c)
South Korea — 0.0%(c)
Hyundai Heavy Industries Co. Ltd., expiring 3/9/2018 *	228	6,985

Spain — 0.0%(c)
ACS Actividades de Construccion y Servicios SA, expiring 2/5/2018 *	670	351

TOTAL RIGHTS (Cost $365)		7,336

Investments	Shares	Value($)
SHORT-TERM INVESTMENTS — 0.3%
INVESTMENT COMPANIES — 0.3%
JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 1.18% (d)(e) (Cost $579,891)	579,891	579,891

Total Investments — 99.8% (Cost $145,336,810)		167,272,460
Other Assets Less Liabilities — 0.2%		266,090

Net Assets — 100.0%		167,538,550

(a)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.
(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c)	Represents less than 0.05% of net assets.
(d)	Affiliated company as defined under the Investment Company Act of 1940.
(e)	The rate shown was the current yield as of January 31, 2018.

Abbreviations

OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital

Percentages indicated are based on net assets.

*	Non-income producing security.

JPMorgan Diversified Return Global Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

Summary of Investments by Industry, January 31, 2018

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

Industry	Percentage
Oil, Gas & Consumable Fuels	7.0%
Chemicals	6.1
Electric Utilities	5.4
Diversified Telecommunication Services	5.1
Pharmaceuticals	3.5
Insurance	3.4
Health Care Providers & Services	3.4
Food Products	3.4
IT Services	3.0
Health Care Equipment & Supplies	2.7
Software	2.6
Household Durables	2.5
Airlines	2.3
Wireless Telecommunication Services	2.3
Semiconductors & Semiconductor Equipment	2.2
Auto Components	2.0
Hotels, Restaurants & Leisure	1.9
Food & Staples Retailing	1.9
Equity Real Estate Investment Trusts (REITs)	1.8
Industrial Conglomerates	1.8
Metals & Mining	1.7
Aerospace & Defense	1.7
Multi-Utilities	1.7
Banks	1.6
Media	1.6
Beverages	1.5
Electronic Equipment, Instruments & Components	1.5
Technology Hardware, Storage & Peripherals	1.5
Gas Utilities	1.5
Road & Rail	1.4
Construction & Engineering	1.3
Real Estate Management & Development	1.2
Commercial Services & Supplies	1.2
Specialty Retail	1.2
Trading Companies & Distributors	1.1
Machinery	1.0
Others (each less than 1.0%)	13.0

JPMorgan Diversified Return Global Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$11,532,918	$—	$11,532,918
Austria	—	496,161	—	496,161
Belgium	—	1,268,966	—	1,268,966
Bermuda	368,452	—	—	368,452
Canada	5,682,997	—	—	5,682,997
Chile	—	11,634	—	11,634
China	—	719,643	—	719,643
Denmark	—	1,298,323	—	1,298,323
Finland	—	1,617,522	—	1,617,522
France	—	7,270,396	—	7,270,396
Germany	—	5,662,297	—	5,662,297
Hong Kong	—	6,877,069	—	6,877,069
Israel	424,291	—	—	424,291
Italy	—	1,610,288	—	1,610,288
Japan	—	37,490,965	—	37,490,965
Netherlands	—	2,426,219	—	2,426,219
New Zealand	—	570,726	—	570,726
Norway	—	1,480,228	—	1,480,228
Portugal	—	633,071	—	633,071
Singapore	—	3,419,142	—	3,419,142
South Africa	—	287,347	—	287,347
South Korea	—	17,379,261	—	17,379,261
Spain	6,740	2,722,993	—	2,729,733
Sweden	458,457	3,758,673	—	4,217,130
Switzerland	—	3,262,665	—	3,262,665
United Kingdom	—	4,573,280	—	4,573,280
United States	43,256,612	117,897	—	43,374,509

Total Common Stocks	50,197,549	116,487,684	—	166,685,233

Rights
South Korea	—	6,985	—	6,985
Spain	—	351	—	351

Total	—	7,336	—	7,336

Short-Term Investment
Investment Company	579,891	—	—	579,891

Total Investments in Securities	$50,777,440	$116,495,020	$—	$167,272,460

Transfers between fair value levels are valued utilizing values as of beginning of the period.

Transfers from level 1 to level 2 in the amount of $2,032,949 are due to the application of the fair value factors to certain securities during the period ended January 31, 2018.

JPMorgan Diversified Return International Currency Hedged ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited)

Investments	Shares	Value($)
EXCHANGE TRADED FUNDS — 99.9%
United States — 99.9%
JPMorgan Diversified Return International Equity ETF (a) (Cost $32,045,744)	629,232	39,125,646

Total Investments — 99.9% (Cost $32,045,744)		39,125,646
Other Assets Less Liabilities — 0.1%		55,872

Net Assets — 100.0%		39,181,518

Percentages indicated are based on net assets.

(a)	Affiliated company as defined under the Investment Company Act of 1940.

Forward foreign currency exchange contracts outstanding as of January 31, 2018:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	141,746	USD	111,446	Citibank, NA	02/05/2018	2,770
AUD	45,179	USD	35,422	Royal Bank of Canada	02/05/2018	982
CHF	114,645	USD	120,141	Goldman Sachs International	02/05/2018	3,064
CHF	25,229	USD	26,914	Royal Bank of Canada	02/05/2018	199
DKK	111,327	USD	18,076	Credit Suisse International	02/05/2018	499
DKK	327,482	USD	54,575	Goldman Sachs International	02/05/2018	66
DKK	107,510	USD	17,892	Royal Bank of Canada	02/05/2018	46
EUR	646,594	USD	802,197	Goldman Sachs International	02/05/2018	734
EUR	230,629	USD	285,661	Merrill Lynch International	02/05/2018	731
EUR	220,801	USD	266,909	Morgan Stanley	02/05/2018	7,278
EUR	181,724	USD	218,750	Royal Bank of Canada	02/05/2018	6,912
GBP	237,146	USD	333,840	Merrill Lynch International	02/05/2018	2,910
GBP	255,917	USD	347,102	Royal Bank of Canada	02/05/2018	16,304
JPY	5,550,746	USD	49,356	Goldman Sachs International	02/05/2018	1,497
JPY	43,434,464	USD	385,833	HSBC Bank, NA	02/05/2018	12,092
JPY	1,567,475	USD	13,967	Royal Bank of Canada	02/05/2018	393
KRW	190,756,656	USD	178,111	Merrill Lynch International **	02/05/2018	425
NOK	665,265	USD	84,727	Goldman Sachs International	02/05/2018	1,579
NZD	10,815	USD	7,916	Goldman Sachs International	02/05/2018	53
NZD	25,284	USD	18,084	Royal Bank of Canada	02/05/2018	548
SEK	1,644,310	USD	207,117	Goldman Sachs International	02/05/2018	1,596
SEK	340,831	USD	41,992	Royal Bank of Canada	02/05/2018	1,270
SGD	67,095	USD	50,564	Royal Bank of Canada	02/05/2018	586
USD	2,659,440	HKD	20,774,803	State Street Corp.	02/05/2018	3,514
CHF	19,123	USD	20,574	Royal Bank of Canada	03/05/2018	17
GBP	178,362	USD	253,336	Goldman Sachs International	03/05/2018	184
JPY	32,588,616	USD	298,647	Merrill Lynch International	03/05/2018	331
USD	2,996,233	AUD	3,701,178	Australia & New Zealand Banking Group Ltd.	03/05/2018	14,183
USD	703,169	CHF	652,083	State Street Corp.	03/05/2018	1,036
USD	464,319	DKK	2,768,554	Credit Suisse International	03/05/2018	1,576
USD	647,468	EUR	518,789	Credit Suisse International	03/05/2018	2,182
USD	7,136,875	EUR	5,718,375	Goldman Sachs International	03/05/2018	24,166
USD	8,523,202	GBP	5,986,763	Goldman Sachs International	03/05/2018	13,774
USD	2,215,476	HKD	17,315,656	State Street Corp.	03/05/2018	446
USD	10,500,536	JPY	1,144,399,301	State Street Corp.	03/05/2018	1,479

JPMorgan Diversified Return International Currency Hedged ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	486,199	NOK	3,731,573	Credit Suisse International	03/05/2018	1,721
USD	7,072	NOK	54,252	Goldman Sachs International	03/05/2018	28
USD	222,432	NZD	300,607	Australia & New Zealand Banking Group Ltd.	03/05/2018	978
USD	1,334,724	SEK	10,461,984	Credit Suisse International	03/05/2018	4,521
USD	1,172,020	SGD	1,533,398	State Street Corp.	03/05/2018	2,411
USD	60,112	KRW	64,198,780	Goldman Sachs International **	03/06/2018	52
USD	4,522,521	KRW	4,830,007,149	Merrill Lynch International **	03/06/2018	3,895

Total unrealized appreciation						139,028

AUD	3,701,178	USD	2,996,558	Australia & New Zealand Banking Group Ltd.	02/05/2018	(14,213)
AUD	435,766	USD	351,869	Goldman Sachs International	02/05/2018	(736)
AUD	140,854	USD	114,013	Merrill Lynch International	02/05/2018	(515)
CHF	652,083	USD	701,690	State Street Corp.	02/05/2018	(930)
DKK	2,768,554	USD	463,464	Credit Suisse International	02/05/2018	(1,522)
EUR	5,718,375	USD	7,124,437	Goldman Sachs International	02/05/2018	(23,441)
GBP	6,635,987	USD	9,437,375	Goldman Sachs International	02/05/2018	(14,202)
HKD	1,991,042	USD	254,732	Goldman Sachs International	02/05/2018	(190)
HKD	807,567	USD	103,329	HSBC Bank, NA	02/05/2018	(87)
HKD	660,538	USD	84,557	Royal Bank of Canada	02/05/2018	(111)
HKD	17,315,656	USD	2,213,993	State Street Corp.	02/05/2018	(297)
JPY	132,208,362	USD	1,212,002	Goldman Sachs International	02/05/2018	(773)
JPY	43,591,047	USD	400,243	Royal Bank of Canada	02/05/2018	(883)
JPY	1,144,399,301	USD	10,485,052	State Street Corp.	02/05/2018	(621)
KRW	743,789,791	USD	699,394	Goldman Sachs International **	02/05/2018	(3,255)
KRW	4,854,111,933	USD	4,543,844	Merrill Lynch International **	02/05/2018	(705)
NOK	3,731,573	USD	485,811	Credit Suisse International	02/05/2018	(1,705)
NOK	145,784	USD	18,919	Goldman Sachs International	02/05/2018	(6)
NZD	300,607	USD	222,510	Australia & New Zealand Banking Group Ltd.	02/05/2018	(986)
NZD	32,242	USD	23,945	Goldman Sachs International	02/05/2018	(185)
SEK	9,362,717	USD	1,192,326	Credit Suisse International	02/05/2018	(3,913)
SGD	168,892	USD	129,180	Goldman Sachs International	02/05/2018	(424)
SGD	55,714	USD	42,527	HSBC Bank, NA	02/05/2018	(53)
SGD	1,411,190	USD	1,078,035	State Street Corp.	02/05/2018	(2,206)
USD	3,439,449	AUD	4,399,031	Australia & New Zealand Banking Group Ltd.	02/05/2018	(105,215)
USD	51,344	AUD	65,692	Royal Bank of Canada	02/05/2018	(1,589)
USD	814,700	CHF	791,957	State Street Corp.	02/05/2018	(36,377)
USD	535,738	DKK	3,314,873	Goldman Sachs International	02/05/2018	(17,358)
USD	8,421,043	EUR	6,998,122	Credit Suisse International	02/05/2018	(269,125)
USD	9,599,192	GBP	7,087,888	Goldman Sachs International	02/05/2018	(465,685)
USD	55,854	GBP	41,162	Royal Bank of Canada	02/05/2018	(2,597)
USD	12,189,823	JPY	1,370,751,395	State Street Corp.	02/05/2018	(368,337)
USD	107,950	KRW	115,441,324	Goldman Sachs International **	02/05/2018	(96)
USD	5,307,777	KRW	5,673,217,056	Merrill Lynch International **	02/05/2018	(1,991)
USD	555,942	NOK	4,542,622	Goldman Sachs International	02/05/2018	(33,384)
USD	262,254	NZD	368,948	State Street Corp.	02/05/2018	(9,631)
USD	1,389,472	SEK	11,347,858	Goldman Sachs International	02/05/2018	(50,916)
USD	1,274,929	SGD	1,702,890	Merrill Lynch International	02/05/2018	(23,280)
AUD	351,365	USD	284,426	Goldman Sachs International	03/05/2018	(1,330)
AUD	99,819	USD	80,437	Merrill Lynch International	03/05/2018	(13)
CHF	9,836	USD	10,608	Royal Bank of Canada	03/05/2018	(17)
EUR	186,084	USD	231,480	Goldman Sachs International	03/05/2018	(22)
HKD	491,871	USD	62,929	Morgan Stanley	03/05/2018	(9)
HKD	761,526	USD	97,436	State Street Corp.	03/05/2018	(21)
JPY	45,641,613	USD	418,733	Royal Bank of Canada	03/05/2018	(3)
SEK	308,138	USD	39,213	Goldman Sachs International	03/05/2018	(34)
SGD	45,600	USD	34,785	State Street Corp.	03/05/2018	(4)
KRW	145,386,152	USD	136,078	Citibank, NA **	03/06/2018	(65)

Total unrealized depreciation						(1,459,058)

Net unrealized depreciation						(1,320,030)

JPMorgan Diversified Return International Currency Hedged ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

**	— Non-deliverable forward.

Abbreviations
AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
ETF	Exchange Traded Fund
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Forward foreign currency exchange contracts are generally valued on the basis of available market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Diversified Return International Currency Hedged ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$39,125,646	$—	$—	$39,125,646

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$139,028	$—	$139,028

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(1,459,058)	$—	$(1,459,058)

(a)	— All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

Transfers between fair value levels are valued utilizing values as of beginning of the period.

There were no transfers among any levels during the period ended January 31, 2018.

B. Derivatives — The Fund used derivative instruments including forward foreign currency exchange contracts in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

(1). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts or due across transactions). The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

JPMorgan Diversified Return International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited)

Investments	Shares	Value($)
COMMON STOCKS — 99.5%
Australia — 6.7%
AGL Energy Ltd.	287,195	5,410,948
Ansell Ltd.	235,470	4,762,687
APA Group	278,530	1,803,145
Bendigo & Adelaide Bank Ltd.	117,302	1,104,970
Boral Ltd.	180,502	1,159,833
Caltex Australia Ltd.	27,126	759,256
Cochlear Ltd.	34,106	4,760,208
Computershare Ltd.	97,490	1,308,583
Crown Resorts Ltd.	86,302	919,924
CSL Ltd.	24,307	2,858,003
CSR Ltd.	736,565	2,982,675
Dexus, REIT	603,467	4,632,407
Downer EDI Ltd.	554,943	2,996,672
GPT Group (The), REIT	1,183,700	4,798,018
Harvey Norman Holdings Ltd.	608,398	2,208,885
Healthscope Ltd.	1,393,196	2,167,424
Incitec Pivot Ltd.	216,158	647,017
Metcash Ltd.	562,288	1,450,099
Mirvac Group, REIT	748,091	1,329,316
Origin Energy Ltd. *	779,320	5,837,596
Qantas Airways Ltd.	892,001	3,780,217
Ramsay Health Care Ltd.	70,444	3,885,397
Sonic Healthcare Ltd.	274,568	5,262,532
Star Entertainment Grp Ltd. (The)	212,200	1,034,996
Tabcorp Holdings Ltd.	1,626,146	6,769,239
Telstra Corp. Ltd.	1,622,941	4,798,314
TPG Telecom Ltd.	599,883	3,071,293
Transurban Group	144,241	1,396,469
Vicinity Centres, REIT	2,034,990	4,423,850
Vocus Group Ltd.	945,289	2,273,599
Wesfarmers Ltd.	54,305	1,915,479
Woodside Petroleum Ltd.	113,999	3,043,654

		95,552,705

Austria — 0.8%
OMV AG	86,145	5,546,564
voestalpine AG	82,950	5,388,017

		10,934,581

Belgium — 1.1%
Colruyt SA	68,519	3,793,247
Groupe Bruxelles Lambert SA	28,642	3,374,143
Proximus SADP	124,802	4,208,803
Umicore SA	69,913	3,680,506

		15,056,699

Chile — 0.4%
Antofagasta plc	418,674	5,541,164

China — 0.3%
FIH Mobile Ltd.	3,231,000	962,363
Semiconductor Manufacturing International Corp. *	553,300	796,276
Xinyi Solar Holdings Ltd.	4,104,400	1,886,004

		3,644,643

Investments	Shares	Value($)
Denmark — 1.1%
Chr Hansen Holding A/S	54,384	4,753,894
DSV A/S	5,789	475,970
H Lundbeck A/S	45,540	2,321,372
ISS A/S	9,207	359,227
TDC A/S	603,208	4,026,163
William Demant Holding A/S *	135,216	4,275,902

		16,212,528

Finland — 1.6%
Elisa OYJ	98,613	4,197,301
Fortum OYJ	171,138	3,711,243
Kesko OYJ, Class B	71,839	4,190,011
Neste OYJ	85,302	5,903,689
Nokian Renkaat OYJ	25,795	1,303,237
Orion OYJ, Class B	40,698	1,632,567
UPM-Kymmene OYJ	58,427	1,970,073

		22,908,121

France — 5.1%
Arkema SA	29,311	3,744,641
Atos SE	33,475	5,279,219
Bouygues SA	16,890	938,720
Capgemini SE	44,305	5,881,065
Casino Guichard Perrachon SA	24,361	1,423,404
Dassault Systemes SE	39,707	4,577,541
Eiffage SA	42,246	5,121,700
Eutelsat Communications SA	39,397	867,123
Faurecia	32,721	2,936,065
Fonciere Des Regions, REIT	7,085	778,739
Gecina SA, REIT	13,134	2,566,370
Iliad SA	4,422	1,144,093
Ingenico Group SA	33,176	3,777,092
Ipsen SA	6,625	927,735
Lagardere SCA	106,172	3,311,227
Orpea	12,257	1,529,754
Pernod Ricard SA	23,674	3,771,052
SCOR SE	105,770	4,734,064
Sodexo SA	22,630	2,900,760
Thales SA	24,078	2,698,990
TOTAL SA	76,237	4,420,216
Valeo SA	3,265	257,082
Vinci SA	36,483	3,943,039
Vivendi SA	150,990	4,423,940

		71,953,631

Germany — 4.5%
Axel Springer SE	42,803	3,761,424
Beiersdorf AG	41,825	4,958,993
CECONOMY AG	45,351	653,816
Deutsche Telekom AG (Registered)	37,174	652,033
Evonik Industries AG	111,974	4,424,687
Fraport AG Frankfurt Airport Services Worldwide	49,541	5,865,583
Fresenius Medical Care AG & Co. KGaA	51,843	5,975,525
Fresenius SE & Co. KGaA	58,158	5,090,367
Hannover Rueck SE	36,965	5,055,487
HOCHTIEF AG	4,101	741,636
Infineon Technologies AG	199,301	5,802,891
Merck KGaA	37,442	4,098,363

JPMorgan Diversified Return International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

Investments	Shares	Value($)
COMMON STOCKS — continued
Germany — continued
OSRAM Licht AG	15,511	1,355,631
SAP SE	39,117	4,425,719
Suedzucker AG	46,314	882,629
Telefonica Deutschland Holding AG	712,360	3,600,888
TUI AG	70,704	1,598,498
Uniper SE	131,279	3,919,082
United Internet AG (Registered)	19,913	1,452,871

		64,316,123

Hong Kong — 5.4%
ASM Pacific Technology Ltd.	294,400	4,009,876
Cathay Pacific Airways Ltd. *	1,296,000	2,053,858
CK Hutchison Holdings Ltd.	491,542	6,630,156
CK Infrastructure Holdings Ltd.	504,000	4,485,301
CLP Holdings Ltd.	569,500	5,802,362
First Pacific Co. Ltd.	840,000	599,110
Hong Kong & China Gas Co. Ltd.	2,784,061	5,498,879
Hutchison Port Holdings Trust	3,939,600	1,629,328
Jardine Matheson Holdings Ltd.	25,700	1,631,325
Jardine Strategic Holdings Ltd.	60,600	2,411,880
Link, REIT	639,500	5,659,849
Melco International Development Ltd.	204,000	610,738
MTR Corp. Ltd.	880,000	5,032,792
PCCW Ltd.	7,216,000	4,155,802
Power Assets Holdings Ltd.	580,500	5,158,864
Swire Pacific Ltd., Class A	381,000	3,802,780
Techtronic Industries Co. Ltd.	837,000	5,574,543
Wheelock & Co. Ltd.	365,000	2,854,530
Xinyi Glass Holdings Ltd.	2,622,000	3,972,666
Yue Yuen Industrial Holdings Ltd.	1,155,500	5,214,237

		76,788,876

Italy — 1.3%
Davide Campari-Milano SpA	630,940	5,025,523
Eni SpA	44,000	792,098
Italgas SpA	128,985	796,543
Parmalat SpA	996,008	3,864,356
Recordati SpA	61,416	2,796,788
Terna Rete Elettrica Nazionale SpA	822,253	4,949,169

		18,224,477

Japan — 24.7%
Alfresa Holdings Corp.	192,300	4,680,564
ANA Holdings, Inc.	111,800	4,560,887
Aozora Bank Ltd.	106,700	4,333,872
Brother Industries Ltd.	121,800	3,128,907
Canon Marketing Japan, Inc.	125,800	3,464,445
Canon, Inc.	148,100	5,909,191
Capcom Co. Ltd.	140,400	5,370,884
Central Japan Railway Co.	24,300	4,616,044
Chubu Electric Power Co., Inc.	330,600	4,166,213
Chugoku Electric Power Co., Inc. (The)	332,700	3,685,589
COMSYS Holdings Corp.	188,300	5,266,546
Cosmo Energy Holdings Co. Ltd.	26,500	1,043,346
Credit Saison Co. Ltd.	54,700	999,380
Denka Co. Ltd.	45,400	1,814,571
DIC Corp.	103,000	4,075,875

Investments	Shares	Value($)
Japan — continued
Electric Power Development Co. Ltd.	143,400	4,087,731
FUJIFILM Holdings Corp.	94,200	3,631,122
Fujikura Ltd.	609,500	5,992,624
Gree, Inc.	52,200	339,491
Gunma Bank Ltd. (The)	311,800	1,886,868
Hachijuni Bank Ltd. (The)	307,300	1,827,259
Hankyu Hanshin Holdings, Inc.	122,400	4,945,160
Hikari Tsushin, Inc.	38,700	5,640,791
Hitachi Capital Corp.	18,200	502,662
Hitachi Chemical Co. Ltd.	130,100	3,332,717
Hitachi High-Technologies Corp.	80,400	3,796,189
Hitachi Kokusai Electric, Inc.	48,700	1,390,374
Hokuriku Electric Power Co.	236,700	1,936,986
Idemitsu Kosan Co. Ltd.	136,400	5,120,267
Iida Group Holdings Co. Ltd.	49,500	982,346
Inpex Corp.	421,300	5,494,397
Itochu Techno-Solutions Corp.	107,000	4,715,581
Japan Airlines Co. Ltd.	132,600	5,010,622
Japan Petroleum Exploration Co. Ltd.	113,200	3,130,501
JXTG Holdings, Inc.	852,800	5,677,603
Kagome Co. Ltd.	44,600	1,665,824
Kajima Corp.	58,000	575,829
Kaneka Corp.	434,000	4,039,913
Kansai Electric Power Co., Inc. (The)	336,300	4,190,536
Kawasaki Kisen Kaisha Ltd. *	95,900	2,550,493
KDDI Corp.	221,500	5,621,294
Keisei Electric Railway Co. Ltd.	31,800	1,079,893
K’s Holdings Corp.	71,600	1,999,977
Kuraray Co. Ltd.	209,000	3,925,710
Kyushu Electric Power Co., Inc.	391,800	4,307,259
Leopalace21 Corp.	315,300	2,619,356
Lintec Corp.	88,800	2,544,142
Matsui Securities Co. Ltd.	132,200	1,260,198
Mebuki Financial Group, Inc.	262,600	1,198,876
Medipal Holdings Corp.	163,900	3,199,359
Miraca Holdings, Inc.	63,000	2,877,664
Mitsubishi Gas Chemical Co., Inc.	190,000	5,385,702
Mitsubishi Tanabe Pharma Corp.	226,700	4,610,472
Mitsubishi UFJ Lease & Finance Co. Ltd.	199,100	1,290,383
Mochida Pharmaceutical Co. Ltd.	61,500	4,722,362
Nagoya Railroad Co. Ltd.	21,600	570,196
NH Foods Ltd.	97,000	2,336,520
Nichirei Corp.	38,600	1,036,199
Nifco, Inc.	17,800	1,248,868
Nippo Corp.	174,000	4,001,542
Nippon Express Co. Ltd.	41,100	2,961,708
Nippon Paper Industries Co. Ltd.	171,000	3,255,656
Nippon Shokubai Co. Ltd.	41,500	2,955,278
Nippon Telegraph & Telephone Corp.	117,300	5,616,873
Nipro Corp.	346,300	5,325,213
Nisshin Seifun Group, Inc.	270,700	5,441,715
Nissin Foods Holdings Co. Ltd.	57,200	4,244,024
Nomura Real Estate Holdings, Inc.	82,800	1,983,692

JPMorgan Diversified Return International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

Investments	Shares	Value($)
COMMON STOCKS — continued
Japan — continued
Nomura Research Institute Ltd.	67,400	3,111,866
NTT DOCOMO, Inc.	223,300	5,548,429
NTT Urban Development Corp.	97,300	1,277,899
Oracle Corp. Japan	20,800	1,679,988
Osaka Gas Co. Ltd.	239,100	4,756,354
Otsuka Corp.	20,300	1,709,018
Resona Holdings, Inc.	751,100	4,548,597
Sankyo Co. Ltd.	41,400	1,345,109
Sapporo Holdings Ltd.	22,600	681,301
Sawai Pharmaceutical Co. Ltd.	41,000	1,866,759
SBI Holdings, Inc.	99,100	2,409,150
SCSK Corp.	42,500	1,958,342
Sega Sammy Holdings, Inc.	62,500	874,811
Sekisui Chemical Co. Ltd.	165,300	3,160,605
Sekisui House Ltd.	288,100	5,293,365
Shikoku Electric Power Co., Inc.	67,000	761,277
Shimachu Co. Ltd.	107,900	3,557,887
Shimamura Co. Ltd.	20,800	2,445,354
Showa Shell Sekiyu KK	403,200	5,731,945
SKY Perfect JSAT Holdings, Inc.	209,400	991,975
Skylark Co. Ltd.	113,700	1,638,661
SoftBank Group Corp.	70,600	5,866,007
Sojitz Corp.	1,761,300	5,702,182
Square Enix Holdings Co. Ltd.	57,600	2,631,102
Sumitomo Dainippon Pharma Co. Ltd.	61,500	907,879
Sumitomo Osaka Cement Co. Ltd.	871,000	4,100,474
Suzuken Co. Ltd.	64,600	2,753,634
Taisei Corp.	95,200	4,859,064
Taisho Pharmaceutical Holdings Co. Ltd.	26,300	2,142,144
Takashimaya Co. Ltd.	101,000	1,050,947
Tobu Railway Co. Ltd.	78,300	2,639,769
Toho Co. Ltd.	39,700	1,346,073
Toho Gas Co. Ltd.	61,400	1,802,860
Tohoku Electric Power Co., Inc.	283,400	3,667,961
Toyo Suisan Kaisha Ltd.	113,200	4,606,324
Toyota Industries Corp.	85,600	5,595,709
Tsumura & Co.	125,200	4,219,985
Ube Industries Ltd.	141,700	4,232,658
Yamada Denki Co. Ltd.	303,700	1,803,421
Yamaguchi Financial Group, Inc.	190,000	2,233,713
Yokohama Rubber Co. Ltd. (The)	170,600	4,355,286
Zeon Corp.	114,500	1,728,038

		350,794,253

Jordan — 0.2%
Hikma Pharmaceuticals plc	243,701	3,351,388

Luxembourg — 0.2%
RTL Group SA	28,148	2,386,585

Netherlands — 2.2%
Boskalis Westminster	15,869	633,234
Heineken Holding NV	50,450	5,352,012
Koninklijke Philips NV	80,952	3,299,586
NN Group NV	73,600	3,471,331
Royal Dutch Shell plc, Class A	378,232	13,260,320

Investments	Shares	Value($)
Netherlands — continued
Wolters Kluwer NV	104,481	5,530,211

		31,546,694

New Zealand — 0.6%
Fisher & Paykel Healthcare Corp. Ltd.	143,119	1,403,377
Fletcher Building Ltd.	307,932	1,776,401
Spark New Zealand Ltd.	1,810,750	4,789,845

		7,969,623

Norway — 1.2%
Marine Harvest ASA *	240,182	4,158,934
Norsk Hydro ASA	347,799	2,532,445
Orkla ASA	371,472	3,865,611
Telenor ASA	113,457	2,652,587
Yara International ASA	86,027	4,137,965

		17,347,542

Portugal — 0.7%
EDP - Energias de Portugal SA	1,034,606	3,633,893
Galp Energia SGPS SA	240,598	4,595,970
Jeronimo Martins SGPS SA	45,301	964,857

		9,194,720

Singapore — 2.9%
Ascendas, REIT	800,700	1,681,803
CapitaLand Mall Trust, REIT	2,324,300	3,720,864
ComfortDelGro Corp. Ltd.	1,089,600	1,742,244
Golden Agri-Resources Ltd.	10,771,200	3,111,422
Keppel Corp. Ltd.	912,700	6,009,886
Sembcorp Industries Ltd.	1,052,900	2,720,830
Singapore Press Holdings Ltd.	1,227,000	2,463,939
Singapore Telecommunications Ltd.	2,205,100	5,949,554
StarHub Ltd.	1,067,500	2,348,774
Suntec, REIT	1,300,000	2,047,707
Venture Corp. Ltd.	269,500	4,721,195
Wilmar International Ltd.	1,774,700	4,322,040

		40,840,258

South Africa — 0.7%
Mediclinic International plc	424,671	3,600,931
Mondi plc	226,893	6,047,410

		9,648,341

South Korea — 11.3%
Celltrion Healthcare Co. Ltd. *	54,794	7,029,806
CJ CheilJedang Corp. *	8,189	2,749,134
CJ Corp. *	4,002	689,480
Daelim Industrial Co. Ltd. *	17,668	1,342,607
E-MART, Inc.	11,895	3,232,044
GS Holdings Corp. *	73,350	4,766,213
Hankook Tire Co. Ltd. *	11,334	567,649
Hanwha Chemical Corp.	138,680	4,569,475
Hanwha Corp. *	33,657	1,482,762
Hanwha Techwin Co. Ltd. *	24,935	785,750
Hyosung Corp. *	15,171	1,917,339
Hyundai Department Store Co. Ltd. *	24,269	2,363,605
Hyundai Engineering & Construction Co. Ltd. *	46,072	1,849,441
Hyundai Mipo Dockyard Co. Ltd. *	8,886	925,127
Hyundai Steel Co.	88,528	4,716,705

JPMorgan Diversified Return International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

Investments	Shares	Value($)
COMMON STOCKS — continued
South Korea — continued
Industrial Bank of Korea	250,973	3,910,604
Kakao Corp. *	32,030	4,200,468
Kangwon Land, Inc. *	85,182	2,588,524
KCC Corp.	3,295	1,297,511
Korea Electric Power Corp.	126,629	4,235,973
Korea Gas Corp. *	79,559	3,676,153
Korea Zinc Co. Ltd. *	5,384	2,596,748
Korean Air Lines Co. Ltd. *	62,831	2,266,985
KT&G Corp.	38,018	3,791,653
LG Corp. *	64,294	5,362,174
LG Display Co. Ltd.	170,820	5,131,005
LG Uplus Corp.	386,076	5,167,854
Lotte Chemical Corp. *	9,275	3,646,196
Mando Corp. *	5,969	1,551,407
NAVER Corp.	4,973	4,236,052
POSCO	19,051	6,795,225
Samsung Biologics Co. Ltd. *(a)(b)	13,256	5,409,648
Samsung Electronics Co. Ltd.	4,327	10,113,620
Samsung SDS Co. Ltd. *	3,340	801,838
Shinsegae, Inc.	11,863	3,810,469
SK Holdings Co. Ltd. *	21,379	6,373,534
SK Hynix, Inc.	87,912	6,034,702
SK Innovation Co. Ltd.	29,906	5,726,783
SK Networks Co. Ltd. *	313,078	1,905,282
SK Telecom Co. Ltd.	22,402	5,562,919
SKC Co. Ltd. *	71,254	3,022,153
S-Oil Corp.	48,620	5,600,288
Woori Bank	294,588	4,644,564
Yuhan Corp. *	11,204	2,441,021

		160,888,490

Spain — 2.4%
Abertis Infraestructuras SA	154,311	3,743,655
Acciona SA	14,289	1,293,775
Acerinox SA	158,753	2,334,513
Cellnex Telecom SA (a)(b)	54,054	1,459,391
Corp. Financiera Alba SA	10,256	640,397
Enagas SA	134,261	3,657,443
Endesa SA	198,755	4,461,544
Ferrovial SA	36,027	827,066
Gas Natural SDG SA	180,857	4,181,687
Iberdrola SA *	12,110	98,573
Iberdrola SA	582,701	4,743,063
Repsol SA	231,492	4,356,895
Siemens Gamesa Renewable Energy SA	167,052	2,606,452

		34,404,454

Sweden — 3.3%
Arjo AB, Class B *	260,067	851,499
Boliden AB	153,777	5,582,560
Essity AB, Class B *	26,334	788,853
Hexagon AB, Class B	95,348	5,685,238
ICA Gruppen AB	57,481	2,245,632
Investor AB, Class B	105,387	5,153,566
Securitas AB, Class B	265,567	4,915,802
Skanska AB, Class B	168,596	3,426,748
Svenska Cellulosa AB SCA, Class B	77,254	799,413
Swedish Match AB	88,329	3,577,723

Investments	Shares	Value($)
Sweden — continued
Tele2 AB, Class B	429,539	5,371,848
Telia Co. AB	918,146	4,608,808
Trelleborg AB, Class B	146,777	3,917,701

		46,925,391

Switzerland — 2.2%
Baloise Holding AG (Registered)	30,915	5,057,767
Clariant AG (Registered) *	148,653	4,254,858
Coca-Cola HBC AG *	149,357	5,017,720
EMS-Chemie Holding AG (Registered)	1,243	913,748
Flughafen Zurich AG (Registered)	2,912	741,864
Kuehne + Nagel International AG (Registered)	6,982	1,282,264
Lonza Group AG (Registered) *	11,632	3,231,794
Sonova Holding AG (Registered)	26,377	4,253,760
STMicroelectronics NV	109,575	2,619,461
Swisscom AG (Registered)	8,023	4,381,280

		31,754,516

United Kingdom — 17.7%
Admiral Group plc	107,132	2,813,401
AstraZeneca plc	105,329	7,311,230
Babcock International Group plc	429,468	4,183,229
BAE Systems plc	285,740	2,410,809
Barratt Developments plc	578,474	4,805,277
Bellway plc	85,145	4,013,889
Berkeley Group Holdings plc	102,322	5,761,337
BP plc	1,602,371	11,431,944
British Land Co. plc (The), REIT	396,363	3,762,720
BT Group plc	1,858,621	6,790,572
Bunzl plc	114,805	3,358,350
Centrica plc	2,642,994	5,007,918
ConvaTec Group plc (a)(b)	958,566	2,751,234
Croda International plc	71,836	4,571,844
Diageo plc	205,499	7,396,397
Direct Line Insurance Group plc	453,715	2,378,744
DS Smith plc	585,496	4,184,682
easyJet plc	151,832	3,578,606
GKN plc	1,176,167	7,059,499
GlaxoSmithKline plc	401,886	7,480,741
Halma plc	175,952	3,193,412
Hammerson plc, REIT	648,728	4,544,175
IMI plc	169,800	3,204,093
Inchcape plc	253,521	2,610,346
Informa plc	253,951	2,510,074
Inmarsat plc	630,658	4,156,872
InterContinental Hotels Group plc	94,769	6,340,995
International Consolidated Airlines Group SA	246,841	2,242,892
Intu Properties plc, REIT	812,837	2,602,364
J Sainsbury plc	484,042	1,741,607
John Wood Group plc	540,174	4,979,426
Johnson Matthey plc	83,913	4,124,320
Land Securities Group plc, REIT	358,749	5,107,525
Meggitt plc	511,469	3,369,389
Merlin Entertainments plc	252,778	1,179,368
Micro Focus International plc	176,954	5,409,306
National Grid plc	577,064	6,612,097
Pennon Group plc	348,681	3,564,320

JPMorgan Diversified Return International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

Investments	Shares	Value($)
COMMON STOCKS — continued
United Kingdom — continued
Persimmon plc	162,361	5,767,817
RELX NV	225,737	4,998,611
RELX plc	283,529	6,274,461
Rentokil Initial plc	952,810	4,018,997
Royal Mail plc	637,863	4,249,861
Sage Group plc (The)	558,408	5,945,718
Schroders plc	21,770	1,149,598
Segro plc, REIT	602,308	4,981,214
Severn Trent plc	178,997	4,974,238
Smith & Nephew plc	355,877	6,403,474
Smiths Group plc	253,602	5,759,315
SSE plc	355,281	6,588,682
Tate & Lyle plc	467,298	4,259,739
Travis Perkins plc	51,388	1,065,628
United Utilities Group plc	457,051	4,794,302
Vodafone Group plc	2,215,795	7,063,591
Whitbread plc	21,063	1,160,884
Wm Morrison Supermarkets plc	1,197,139	3,773,462

		251,774,596

United States — 0.9%
Carnival plc	91,238	6,437,274
QIAGEN NV *	13,686	458,344
Shire plc	129,480	6,049,595

		12,945,213

TOTAL COMMON STOCKS (Cost $1,208,914,578)		1,412,905,612

SHORT-TERM INVESTMENTS — 0.3%
INVESTMENT COMPANIES — 0.3%
JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 1.18% (c)(d) (Cost $3,219,506)	3,219,506	3,219,506

Total Investments — 99.8% (Cost $1,212,134,084)		1,416,125,118
Other Assets Less Liabilities — 0.2%		3,768,319

Net Assets — 100.0%		1,419,893,437

Percentages indicated are based on net assets.

*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.
(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c)	Affiliated company as defined under the Investment Company Act of 1940.
(d)	The rate shown was the current yield as of January 31, 2018.

Abbreviations

OYJ	Public Limited Company
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital

Summary of Investments by Industry, January 31, 2018

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

Industry	Percentage
Oil, Gas & Consumable Fuels	7.5%
Chemicals	5.8
Diversified Telecommunication Services	5.5
Electric Utilities	5.1
Equity Real Estate Investment Trusts (REITs)	3.7
Pharmaceuticals	3.6
Health Care Providers & Services	3.4
Food Products	3.3
Industrial Conglomerates	2.8
Health Care Equipment & Supplies	2.7
Wireless Telecommunication Services	2.6
Household Durables	2.5
Metals & Mining	2.5
Construction & Engineering	2.4
Hotels, Restaurants & Leisure	2.3
Software	2.1
Auto Components	2.0
Electronic Equipment, Instruments & Components	1.9
Beverages	1.9
Banks	1.8
Food & Staples Retailing	1.7
IT Services	1.7
Road & Rail	1.7
Insurance	1.7
Airlines	1.7
Gas Utilities	1.6
Technology Hardware, Storage & Peripherals	1.6
Media	1.6
Semiconductors & Semiconductor Equipment	1.5
Multi-Utilities	1.2
Professional Services	1.2
Commercial Services & Supplies	1.2
Specialty Retail	1.1
Others (each less than 1.0%)	15.1

JPMorgan Diversified Return International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$95,552,705	$—	$95,552,705
Austria	—	10,934,581	—	10,934,581
Belgium	—	15,056,699	—	15,056,699
Chile	—	5,541,164	—	5,541,164
China	—	3,644,643	—	3,644,643
Denmark	—	16,212,528	—	16,212,528
Finland	—	22,908,121	—	22,908,121
France	—	71,953,631	—	71,953,631
Germany	—	64,316,123	—	64,316,123
Hong Kong	—	76,788,876	—	76,788,876
Italy	—	18,224,477	—	18,224,477
Japan	—	350,794,253	—	350,794,253
Jordan	—	3,351,388	—	3,351,388
Luxembourg	—	2,386,585	—	2,386,585
Netherlands	—	31,546,694	—	31,546,694
New Zealand	—	7,969,623	—	7,969,623

JPMorgan Diversified Return International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

Norway	—	17,347,542	—	17,347,542
Portugal	—	9,194,720	—	9,194,720
Singapore	—	40,840,258	—	40,840,258
South Africa	—	9,648,341	—	9,648,341
South Korea	—	160,888,490	—	160,888,490

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Spain	$98,573	$34,305,881	$—	34,404,454
Sweden	—	46,925,391	—	46,925,391
Switzerland	—	31,754,516	—	31,754,516
United Kingdom	—	251,774,596	—	251,774,596
United States	458,344	12,486,869	—	12,945,213

Total Common Stocks	556,917	1,412,348,695	—	1,412,905,612

Short-Term Investment
Investment Company	3,219,506	—	—	3,219,506

Total Investments in Securities	$3,776,423	$1,412,348,695	$—	$1,416,125,118

Transfers between fair value levels are valued utilizing values as of beginning of the period.

Transfers from level 1 to level 2 in the amount of $41,427,554 are due to the application of the fair value factors to certain securities during the period ended January 31, 2018.

JPMorgan Diversified Return U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited)

Investments	Shares	Value($)
COMMON STOCKS — 99.7%
Aerospace & Defense — 2.4%
Arconic, Inc.	12,474	374,968
Boeing Co. (The)	2,739	970,619
General Dynamics Corp.	4,074	906,384
Harris Corp.	17,176	2,737,511
L3 Technologies, Inc.	3,322	705,792
Lockheed Martin Corp.	3,227	1,145,101
Northrop Grumman Corp.	3,138	1,068,583
Raytheon Co.	5,371	1,122,217
Rockwell Collins, Inc.	4,394	608,525
Textron, Inc.	8,098	475,110
United Technologies Corp.	7,086	977,939

		11,092,749

Air Freight & Logistics — 0.5%
CH Robinson Worldwide, Inc.	7,643	699,029
FedEx Corp.	2,854	749,118
United Parcel Service, Inc., Class B	6,000	763,920

		2,212,067

Airlines — 0.7%
Alaska Air Group, Inc.	7,770	510,722
American Airlines Group, Inc.	8,219	446,456
Delta Air Lines, Inc.	12,019	682,319
JetBlue Airways Corp. *	20,386	425,252
Southwest Airlines Co.	12,722	773,498
United Continental Holdings, Inc. *	6,903	468,161

		3,306,408

Auto Components — 1.0%
Adient plc	1,051	68,105
Aptiv plc *	12,967	1,230,309
Delphi Technologies plc *	4,371	241,410
Gentex Corp.	65,929	1,561,199
Lear Corp.	7,703	1,487,757

		4,588,780

Automobiles — 0.5%
Ford Motor Co.	87,889	964,143
General Motors Co.	19,598	831,151
Harley-Davidson, Inc.	13,020	630,949

		2,426,243

Banks — 2.1%
Bank of America Corp.	14,845	475,040
Bank of Hawaii Corp.	5,121	428,474
BB&T Corp.	11,198	618,018
Citigroup, Inc.	7,129	559,484
Citizens Financial Group, Inc.	8,062	370,046
Comerica, Inc.	4,593	437,345
Cullen/Frost Bankers, Inc.	2,221	236,337
Fifth Third Bancorp	18,897	625,491
Huntington Bancshares, Inc.	37,369	604,630
KeyCorp	17,564	375,870
M&T Bank Corp.	3,990	761,212
People’s United Financial, Inc.	29,969	589,490
PNC Financial Services Group, Inc. (The)	4,093	646,776
Popular, Inc.	949	38,567
Regions Financial Corp.	19,865	382,004
SunTrust Banks, Inc.	8,508	601,516

Investments	Shares	Value($)
Banks — continued
SVB Financial Group *	1,131	278,848
Synovus Financial Corp.	2,410	121,440
US Bancorp	10,245	585,399
Wells Fargo & Co.	9,431	620,371
Zions Bancorp	6,876	371,510

		9,727,868

Beverages — 2.7%
Brown-Forman Corp., Class B	26,966	1,868,744
Coca-Cola Co. (The)	54,226	2,580,615
Constellation Brands, Inc., Class A	8,499	1,865,275
Dr Pepper Snapple Group, Inc.	22,786	2,719,509
Molson Coors Brewing Co., Class B	15,994	1,343,816
PepsiCo, Inc.	19,343	2,326,963

		12,704,922

Biotechnology — 1.7%
AbbVie, Inc.	12,116	1,359,658
Amgen, Inc.	7,841	1,458,818
Biogen, Inc. *	2,895	1,006,910
Bioverativ, Inc. *	841	86,673
Celgene Corp. *	7,142	722,485
Exelixis, Inc. *	13,153	398,667
Gilead Sciences, Inc.	11,862	994,036
Regeneron Pharmaceuticals, Inc. *	1,451	532,009
United Therapeutics Corp. *	6,422	828,438
Vertex Pharmaceuticals, Inc. *	3,283	547,834

		7,935,528

Building Products — 0.1%
Fortune Brands Home & Security, Inc.	8,711	617,871

Capital Markets — 2.7%
Ameriprise Financial, Inc.	2,684	452,791
Bank of New York Mellon Corp. (The)	10,166	576,412
BlackRock, Inc.	1,398	785,396
Cboe Global Markets, Inc.	4,870	654,479
Charles Schwab Corp. (The)	8,556	456,377
CME Group, Inc.	4,025	617,757
E*TRADE Financial Corp. *	6,960	366,792
Eaton Vance Corp.	3,656	211,317
FactSet Research Systems, Inc.	7,195	1,443,965
Federated Investors, Inc., Class B	4,533	157,205
Franklin Resources, Inc.	6,508	276,004
Goldman Sachs Group, Inc. (The)	1,748	468,272
Intercontinental Exchange, Inc.	8,369	617,967
Invesco Ltd.	10,736	387,892
Moody’s Corp.	1,981	320,506
Morgan Stanley	7,390	417,905
Northern Trust Corp.	4,585	483,213
Raymond James Financial, Inc.	4,571	440,599
S&P Global, Inc.	3,423	619,905
SEI Investments Co.	16,368	1,230,055
State Street Corp.	4,460	491,358
T. Rowe Price Group, Inc.	4,762	531,582
TD Ameritrade Holding Corp.	10,270	572,963

		12,580,712

Chemicals — 4.7%
Air Products & Chemicals, Inc.	8,495	1,430,303

JPMorgan Diversified Return U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

Investments	Shares	Value($)
COMMON STOCKS — continued
Chemicals — continued
Albemarle Corp.	6,682	745,645
Ashland Global Holdings, Inc.	20,526	1,489,982
Cabot Corp.	7,152	483,761
Celanese Corp., Series A	16,161	1,747,974
CF Industries Holdings, Inc.	9,023	382,936
Chemours Co. (The)	7,234	373,419
DowDuPont, Inc.	12,793	966,895
Eastman Chemical Co.	10,145	1,006,181
Ecolab, Inc.	16,794	2,312,198
FMC Corp.	7,515	686,345
Huntsman Corp.	22,908	791,930
International Flavors & Fragrances, Inc.	12,484	1,876,345
LyondellBasell Industries NV, Class A	9,784	1,172,515
Monsanto Co.	19,415	2,364,747
Mosaic Co. (The)	17,730	484,029
PPG Industries, Inc.	10,533	1,250,583
Praxair, Inc.	9,064	1,463,745
RPM International, Inc.	315	16,443
Sherwin-Williams Co. (The)	2,091	872,177

		21,918,153

Commercial Services & Supplies — 1.1%
Cintas Corp.	9,704	1,634,639
Herman Miller, Inc.	14,528	588,384
Pitney Bowes, Inc.	22,554	318,237
Republic Services, Inc.	20,024	1,377,651
Waste Management, Inc.	13,559	1,199,022

		5,117,933

Communications Equipment — 0.9%
Arista Networks, Inc. *	1,804	497,579
Cisco Systems, Inc.	29,190	1,212,553
F5 Networks, Inc. *	5,554	802,775
Juniper Networks, Inc.	29,144	762,116
Motorola Solutions, Inc.	9,476	942,483

		4,217,506

Construction & Engineering — 0.0%(a)
Fluor Corp.	1,897	115,148

Consumer Finance — 0.5%
American Express Co.	5,023	499,286
Capital One Financial Corp.	5,509	572,716
Discover Financial Services	8,589	685,402
SLM Corp. *	40,584	464,281
Synchrony Financial	9,542	378,627

		2,600,312

Containers & Packaging — 0.4%
Ball Corp.	935	35,792
Bemis Co., Inc.	7,679	358,916
Crown Holdings, Inc. *	2,959	171,770
International Paper Co.	12,200	766,892
Sealed Air Corp.	10,860	514,221

		1,847,591

Distributors — 0.5%
Genuine Parts Co.	22,070	2,296,825

Diversified Consumer Services — 0.0%(a)
Graham Holdings Co., Class B	57	33,884

Investments	Shares	Value($)
Diversified Consumer Services — continued
H&R Block, Inc.	4,193	111,282

		145,166

Diversified Financial Services — 0.2%
Berkshire Hathaway, Inc., Class B *	4,278	917,118

Diversified Telecommunication Services — 0.9%
AT&T, Inc.	60,376	2,261,081
Verizon Communications, Inc.	31,062	1,679,523
Windstream Holdings, Inc.	85,994	141,890

		4,082,494

Electric Utilities — 5.4%
Alliant Energy Corp.	43,417	1,725,826
American Electric Power Co., Inc.	28,585	1,966,076
Duke Energy Corp.	25,163	1,975,295
Edison International	27,540	1,722,076
Entergy Corp.	26,698	2,100,866
Eversource Energy	37,561	2,369,723
Exelon Corp.	51,861	1,997,167
FirstEnergy Corp.	4,801	157,953
NextEra Energy, Inc.	12,917	2,046,311
PG&E Corp.	22,995	975,678
Pinnacle West Capital Corp.	25,427	2,032,889
PPL Corp.	67,684	2,157,089
Southern Co. (The)	43,205	1,948,978
Xcel Energy, Inc.	45,226	2,064,115

		25,240,042

Electrical Equipment — 0.7%
AMETEK, Inc.	8,478	646,872
Eaton Corp. plc	8,994	755,226
Emerson Electric Co.	6,727	485,891
Hubbell, Inc.	4,123	560,522
Rockwell Automation, Inc.	4,380	864,130

		3,312,641

Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp., Class A	10,325	957,850
AVX Corp.	11,734	210,508
Corning, Inc.	27,759	866,636

		2,034,994

Energy Equipment & Services — 0.7%
Baker Hughes a GE Co.	16,004	514,528
Helmerich & Payne, Inc.	6,102	439,527
Nabors Industries Ltd.	18,387	144,154
National Oilwell Varco, Inc.	11,660	427,689
Oceaneering International, Inc.	9,724	201,092
Patterson-UTI Energy, Inc.	11,622	274,512
Schlumberger Ltd.	15,448	1,136,664
Transocean Ltd. *	33,720	363,839

		3,502,005

Equity Real Estate Investment Trusts (REITs) — 1.4%
Alexandria Real Estate Equities, Inc.	4,286	555,894
American Tower Corp.	4,268	630,384
AvalonBay Communities, Inc.	3,709	632,014
Boston Properties, Inc.	516	63,834
Camden Property Trust	903	78,164
Corporate Office Properties Trust	3,277	89,462
Digital Realty Trust, Inc.	3,508	392,721
Duke Realty Corp.	2,313	61,086
Equity Residential	9,392	578,641

JPMorgan Diversified Return U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

Investments	Shares	Value($)
COMMON STOCKS — continued
Equity Real Estate Investment Trusts (REITs) — continued
Essex Property Trust, Inc.	505	117,655
Federal Realty Investment Trust	626	75,621
GGP, Inc.	10,675	245,845
Host Hotels & Resorts, Inc.	18,815	390,599
Iron Mountain, Inc.	3,962	138,789
JBG SMITH Properties	878	29,632
Liberty Property Trust	714	29,567
Park Hotels & Resorts, Inc.	4,319	124,862
Prologis, Inc.	7,307	475,759
Rayonier, Inc.	7,660	248,644
Senior Housing Properties Trust	6,004	104,049
Simon Property Group, Inc.	2,810	459,070
Taubman Centers, Inc.	906	55,855
Vornado Realty Trust	1,740	124,723
Weingarten Realty Investors	5,724	169,144
Welltower, Inc.	5,281	316,702
Weyerhaeuser Co.	9,912	372,096

		6,560,812

Food & Staples Retailing — 1.3%
Costco Wholesale Corp.	5,739	1,118,359
CVS Health Corp.	10,772	847,649
Kroger Co. (The)	15,819	480,265
Sysco Corp.	15,282	960,779
Walgreens Boots Alliance, Inc.	19,889	1,496,846
Walmart, Inc.	10,939	1,166,097
Weis Markets, Inc.	5,193	206,474

		6,276,469

Food Products — 3.8%
Archer-Daniels-Midland Co.	19,050	818,197
Bunge Ltd.	8,256	655,774
Campbell Soup Co.	34,983	1,628,459
Conagra Brands, Inc.	43,148	1,639,624
General Mills, Inc.	26,155	1,529,806
Hershey Co. (The)	17,521	1,933,092
Hormel Foods Corp.	47,461	1,629,336
JM Smucker Co. (The)	7,441	944,188
Kellogg Co.	26,178	1,782,984
Kraft Heinz Co. (The)	25,514	2,000,042
Lamb Weston Holdings, Inc.	2,653	155,466
McCormick & Co., Inc. (Non-Voting)	21,357	2,323,001
Tyson Foods, Inc., Class A	11,306	860,500

		17,900,469

Health Care Equipment & Supplies — 5.5%
Abbott Laboratories	30,107	1,871,451
Align Technology, Inc. *	3,770	987,740
Baxter International, Inc.	24,868	1,791,242
Becton Dickinson and Co.	10,201	2,478,231
Boston Scientific Corp. *	49,805	1,392,548
Cooper Cos., Inc. (The)	6,112	1,495,423
Danaher Corp.	8,975	908,988
DENTSPLY SIRONA, Inc.	22,357	1,359,529
Edwards Lifesciences Corp. *	6,345	803,150
Hill-Rom Holdings, Inc.	17,492	1,492,592
Hologic, Inc. *	27,602	1,178,605
IDEXX Laboratories, Inc. *	5,839	1,092,127
Intuitive Surgical, Inc. *	3,676	1,586,819
Medtronic plc	18,827	1,617,051
Stryker Corp.	13,563	2,229,486

Investments	Shares	Value($)
Health Care Equipment & Supplies — continued
Teleflex, Inc.	114	31,664
Varex Imaging Corp. *	5,949	252,654
Varian Medical Systems, Inc. *	18,544	2,364,360
Zimmer Biomet Holdings, Inc.	7,864	999,672

		25,933,332

Health Care Providers & Services — 5.4%
Aetna, Inc.	7,315	1,366,588
AmerisourceBergen Corp.	9,351	932,014
Anthem, Inc.	7,382	1,829,629
Cardinal Health, Inc.	10,419	747,980
Centene Corp. *	9,233	990,147
Cigna Corp.	8,266	1,722,221
DaVita, Inc. *	28,122	2,194,641
Express Scripts Holding Co. *	19,843	1,571,169
HCA Healthcare, Inc. *	15,988	1,617,346
Henry Schein, Inc. *	24,389	1,845,760
Humana, Inc.	4,892	1,378,712
Laboratory Corp. of America Holdings *	14,271	2,490,289
McKesson Corp.	4,264	720,104
Quest Diagnostics, Inc.	21,808	2,307,723
UnitedHealth Group, Inc.	7,121	1,686,110
Universal Health Services, Inc., Class B	15,607	1,896,251

		25,296,684

Health Care Technology — 0.2%
Cerner Corp. *	11,524	796,654

Hotels, Restaurants & Leisure — 3.5%
Carnival Corp.	22,103	1,582,796
Darden Restaurants, Inc.	8,025	769,196
Domino’s Pizza, Inc.	4,287	929,636
Dunkin’ Brands Group, Inc.	10,944	707,530
Hilton Grand Vacations, Inc. *	1,997	89,805
Hilton Worldwide Holdings, Inc.	18,649	1,597,287
International Game Technology plc	20,326	590,877
Las Vegas Sands Corp.	7,996	619,850
Marriott International, Inc., Class A	9,256	1,363,779
McDonald’s Corp.	12,603	2,156,878
MGM Resorts International	17,094	623,076
Norwegian Cruise Line Holdings Ltd. *	499	30,309
Royal Caribbean Cruises Ltd.	5,762	769,515
Speedway Motorsports, Inc.	11,028	228,831
Starbucks Corp.	20,119	1,142,960
Wyndham Worldwide Corp.	8,480	1,052,622
Wynn Resorts Ltd.	3,061	506,871
Yum Brands, Inc.	13,344	1,128,769
Yum China Holdings, Inc.	9,235	428,412

		16,318,999

Household Durables — 2.5%
DR Horton, Inc.	23,535	1,154,392
Garmin Ltd.	19,067	1,200,077
Leggett & Platt, Inc.	31,948	1,485,901
Lennar Corp., Class A	21,872	1,370,500
Mohawk Industries, Inc. *	6,075	1,707,439
Newell Brands, Inc.	17,334	458,311
NVR, Inc. *	714	2,269,213
PulteGroup, Inc.	47,123	1,499,925

JPMorgan Diversified Return U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

Investments	Shares	Value($)
COMMON STOCKS — continued
Household Durables — continued
Whirlpool Corp.	3,961	718,605

		11,864,363

Household Products — 1.9%
Church & Dwight Co., Inc.	39,855	1,946,917
Clorox Co. (The)	16,835	2,385,351
Energizer Holdings, Inc.	4,824	280,853
Kimberly-Clark Corp.	17,893	2,093,481
Procter & Gamble Co. (The)	23,336	2,014,830

		8,721,432

Industrial Conglomerates — 0.6%
3M Co.	3,037	760,769
Honeywell International, Inc.	6,366	1,016,459
Roper Technologies, Inc.	3,280	920,335

		2,697,563

Insurance — 2.7%
Aflac, Inc.	7,849	692,282
Allstate Corp. (The)	5,885	581,262
American Financial Group, Inc.	3,096	350,901
Aon plc	6,384	907,613
Assurant, Inc.	6,319	578,062
Brighthouse Financial, Inc. *	577	37,078
Chubb Ltd.	4,850	757,328
Cincinnati Financial Corp.	10,124	778,536
Erie Indemnity Co., Class A	1,244	147,737
Everest Re Group Ltd.	2,064	474,307
FNF Group	10,912	425,350
Hartford Financial Services Group, Inc. (The)	10,259	602,819
Kemper Corp.	6,231	404,080
Lincoln National Corp.	3,919	324,493
Marsh & McLennan Cos., Inc.	9,339	779,993
Mercury General Corp.	392	19,188
MetLife, Inc.	6,267	301,255
Principal Financial Group, Inc.	7,881	532,756
Progressive Corp. (The)	14,843	803,006
Prudential Financial, Inc.	3,392	403,037
Reinsurance Group of America, Inc.	2,389	374,237
Torchmark Corp.	11,972	1,087,656
Travelers Cos., Inc. (The)	4,558	683,335
WR Berkley Corp.	8,770	640,035
XL Group Ltd.	3,342	123,119

		12,809,465

Internet & Direct Marketing Retail — 0.6%
Amazon.com, Inc. *	837	1,214,395
Netflix, Inc. *	3,399	918,750
Priceline Group, Inc. (The) *	406	776,292

		2,909,437

Internet Software & Services — 2.1%
Alphabet, Inc., Class A *	1,186	1,402,113
Alphabet, Inc., Class C *	1,027	1,201,528
eBay, Inc. *	20,481	831,119
Facebook, Inc., Class A *	6,476	1,210,300
IAC/InterActiveCorp *	21,125	3,062,491
VeriSign, Inc. *	20,213	2,322,878

		10,030,429

IT Services — 3.2%
Accenture plc, Class A	5,526	888,028
Automatic Data Processing, Inc.	4,910	607,023

Investments	Shares	Value($)
IT Services — continued
Cognizant Technology Solutions Corp., Class A	11,291	880,472
CSRA, Inc.	8,932	297,257
DST Systems, Inc.	18,424	1,536,009
DXC Technology Co.	4,575	455,441
Fidelity National Information Services, Inc.	10,904	1,116,134
Fiserv, Inc. *	8,304	1,169,536
Gartner, Inc. *	7,922	1,099,098
Global Payments, Inc.	3,762	420,516
International Business Machines Corp.	6,659	1,090,078
Leidos Holdings, Inc.	15,711	1,046,353
Mastercard, Inc., Class A	4,251	718,419
Paychex, Inc.	11,964	816,543
Teradata Corp. *	4,187	169,574
Total System Services, Inc.	6,635	589,586
Visa, Inc., Class A	5,401	670,966
Western Union Co. (The)	25,386	527,775
Worldpay, Inc. *	9,057	727,368

		14,826,176

Leisure Products — 0.5%
Hasbro, Inc.	20,656	1,953,438
Polaris Industries, Inc.	5,054	571,152

		2,524,590

Life Sciences Tools & Services — 1.7%
Agilent Technologies, Inc.	11,537	847,162
Illumina, Inc. *	3,173	738,167
IQVIA Holdings, Inc. *	13,555	1,385,185
Mettler-Toledo International, Inc. *	1,291	871,761
Thermo Fisher Scientific, Inc.	6,820	1,528,430
Waters Corp. *	12,506	2,696,419

		8,067,124

Machinery — 2.0%
AGCO Corp.	236	17,138
Caterpillar, Inc.	4,033	656,492
Crane Co.	1,348	134,719
Cummins, Inc.	3,334	626,792
Deere & Co.	4,604	766,198
Dover Corp.	7,493	795,832
Fortive Corp.	7,736	588,091
Illinois Tool Works, Inc.	4,541	788,635
Ingersoll-Rand plc	7,212	682,472
ITT, Inc.	20,142	1,127,952
PACCAR, Inc.	6,722	501,192
Parker-Hannifin Corp.	3,419	688,655
Stanley Black & Decker, Inc.	9,990	1,660,638
Terex Corp.	3,266	153,567
Trinity Industries, Inc.	7,345	253,182

		9,441,555

Media — 3.4%
Cable One, Inc.	57	40,244
CBS Corp. (Non-Voting), Class B	9,300	535,773
Charter Communications, Inc., Class A *	2,499	942,748
Comcast Corp., Class A	41,279	1,755,596
Discovery Communications, Inc., Class A *	19,592	491,171
DISH Network Corp., Class A *	14,870	697,403

JPMorgan Diversified Return U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

Investments	Shares	Value($)
COMMON STOCKS — continued
Media — continued
EW Scripps Co. (The), Class A *	19,037	304,782
Interpublic Group of Cos., Inc. (The)	35,894	785,720
John Wiley & Sons, Inc., Class A	1,787	113,296
Liberty Media Corp.-Liberty SiriusXM, Class A *	6,116	275,281
Omnicom Group, Inc.	21,645	1,659,089
Scripps Networks Interactive, Inc., Class A	6,266	551,345
Sirius XM Holdings, Inc.	209,713	1,281,346
TEGNA, Inc.	28,551	413,133
Time Warner, Inc.	15,836	1,509,963
Twenty-First Century Fox, Inc., Class A	27,123	1,000,839
Twenty-First Century Fox, Inc., Class B	28,888	1,054,123
Viacom, Inc., Class B	20,216	675,619
Walt Disney Co. (The)	18,913	2,055,276

		16,142,747

Metals & Mining — 0.7%
Alcoa Corp. *	11,980	623,200
Freeport-McMoRan, Inc. *	15,489	302,035
Newmont Mining Corp.	12,751	516,543
Nucor Corp.	7,927	530,792
Reliance Steel & Aluminum Co.	2,815	246,566
Royal Gold, Inc.	1,943	172,927
Southern Copper Corp.	7,755	376,505
Steel Dynamics, Inc.	8,179	371,327
United States Steel Corp.	6,689	250,235

		3,390,130

Mortgage Real Estate Investment Trusts (REITs) — 0.2%
Annaly Capital Management, Inc.	50,305	530,215
Chimera Investment Corp.	17,244	292,975

		823,190

Multiline Retail — 0.7%
Dollar General Corp.	12,288	1,267,139
Kohl’s Corp.	8,890	575,805
Macy’s, Inc.	10,830	281,038
Nordstrom, Inc.	7,711	380,229
Target Corp.	9,317	700,825

		3,205,036

Multi—Utilities — 4.9%
Ameren Corp.	37,317	2,113,262
CenterPoint Energy, Inc.	68,728	1,936,755
CMS Energy Corp.	46,120	2,063,870
Consolidated Edison, Inc.	28,818	2,315,814
Dominion Energy, Inc.	25,112	1,919,561
DTE Energy Co.	20,512	2,166,888
NiSource, Inc.	86,171	2,126,700
Public Service Enterprise Group, Inc.	48,871	2,534,939
SCANA Corp.	31,030	1,261,059
Sempra Energy	19,487	2,085,499
WEC Energy Group, Inc.	36,743	2,362,575

		22,886,922

Oil, Gas & Consumable Fuels — 3.4%
Andeavor	6,262	677,298
Chesapeake Energy Corp. *	22,206	77,721
Chevron Corp.	11,056	1,385,869

Investments	Shares	Value($)
Oil, Gas & Consumable Fuels — continued
CNX Resources Corp. *	10,513	147,287
ConocoPhillips	16,588	975,540
CONSOL Energy, Inc. *	1,325	42,970
Devon Energy Corp.	10,965	453,622
Exxon Mobil Corp.	29,107	2,541,041
Gulfport Energy Corp. *	3,419	34,771
Hess Corp.	9,486	479,138
HollyFrontier Corp.	10,677	512,069
Kinder Morgan, Inc.	36,568	657,493
Marathon Oil Corp.	15,129	275,196
Marathon Petroleum Corp.	12,006	831,656
Murphy Oil Corp.	11,697	375,474
Occidental Petroleum Corp.	10,107	757,722
ONEOK, Inc.	30,901	1,818,833
Phillips 66	11,967	1,225,421
QEP Resources, Inc. *	12,768	119,508
Targa Resources Corp.	12,180	584,640
Valero Energy Corp.	12,768	1,225,345
Williams Cos., Inc. (The)	20,617	647,168

		15,845,782

Paper & Forest Products — 0.0%(a)
Domtar Corp.	4,319	221,824

Personal Products — 0.6%
Edgewell Personal Care Co. *	11,766	664,308
Estee Lauder Cos., Inc. (The), Class A	13,461	1,816,697
Nu Skin Enterprises, Inc., Class A	7,962	571,990

		3,052,995

Pharmaceuticals — 2.0%
Bristol-Myers Squibb Co.	12,912	808,291
Eli Lilly & Co.	16,848	1,372,270
Johnson & Johnson	14,490	2,002,373
Merck & Co., Inc.	26,576	1,574,628
Pfizer, Inc.	43,506	1,611,462
Zoetis, Inc.	23,556	1,807,452

		9,176,476

Professional Services — 0.2%
Dun & Bradstreet Corp. (The)	638	78,940
Equifax, Inc.	3,954	493,973
Nielsen Holdings plc	2,493	93,263
Robert Half International, Inc.	3,474	201,075
Verisk Analytics, Inc. *	1,526	152,676

		1,019,927

Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A *	4,866	222,328
Jones Lang LaSalle, Inc.	338	52,846

		275,174

Road & Rail — 0.6%
CSX Corp.	7,054	400,455
JB Hunt Transport Services, Inc.	6,367	769,325
Norfolk Southern Corp.	4,546	685,900
Ryder System, Inc.	3,822	332,629
Union Pacific Corp.	5,830	778,305

		2,966,614

Semiconductors & Semiconductor Equipment — 3.5%
Advanced Micro Devices, Inc. *	29,579	406,415
Analog Devices, Inc.	11,746	1,079,222
Applied Materials, Inc.	13,677	733,498

JPMorgan Diversified Return U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

Investments	Shares	Value($)
COMMON STOCKS — continued
Semiconductors & Semiconductor Equipment — continued
Broadcom Ltd.	3,333	826,684
Intel Corp.	18,538	892,419
KLA-Tencor Corp.	7,895	866,871
Lam Research Corp.	3,255	623,398
Marvell Technology Group Ltd.	24,438	570,139
Maxim Integrated Products, Inc.	20,682	1,261,602
Microchip Technology, Inc.	12,860	1,224,529
Micron Technology, Inc. *	15,247	666,599
NVIDIA Corp.	3,051	749,936
NXP Semiconductors NV *	14,402	1,732,849
ON Semiconductor Corp. *	29,853	738,563
QUALCOMM, Inc.	7,936	541,632
Skyworks Solutions, Inc.	6,054	588,509
Teradyne, Inc.	13,577	622,370
Texas Instruments, Inc.	12,114	1,328,542
Versum Materials, Inc.	2,002	73,674
Xilinx, Inc.	11,949	872,516

		16,399,967

Software — 3.0%
Activision Blizzard, Inc.	14,101	1,045,307
Adobe Systems, Inc. *	4,752	949,259
CA, Inc.	25,136	901,126
Cadence Design Systems, Inc. *	20,839	934,837
Citrix Systems, Inc. *	10,366	961,550
Dell Technologies, Inc., Class V *	10,432	747,974
Electronic Arts, Inc. *	8,584	1,089,825
Intuit, Inc.	6,980	1,171,942
Microsoft Corp.	15,757	1,497,073
Oracle Corp.	18,214	939,660
Red Hat, Inc. *	7,345	964,986
Symantec Corp.	26,538	722,630
Take-Two Interactive Software, Inc. *	6,722	851,476
VMware, Inc., Class A *	10,347	1,280,855

		14,058,500

Specialty Retail — 2.4%
AutoNation, Inc. *	9,986	601,357
Best Buy Co., Inc.	7,994	584,042
Burlington Stores, Inc. *	1,406	171,124
CarMax, Inc. *	10,055	717,625
Dick’s Sporting Goods, Inc.	8,314	261,558
Foot Locker, Inc.	10,882	534,850
GameStop Corp., Class A	6,676	112,224
Gap, Inc. (The)	11,348	377,208
Home Depot, Inc. (The)	7,691	1,545,122
Lowe’s Cos., Inc.	13,067	1,368,507
Ross Stores, Inc.	9,837	810,470
Signet Jewelers Ltd.	6,657	352,155
Tiffany & Co.	9,424	1,005,070
TJX Cos., Inc. (The)	13,722	1,102,151
Tractor Supply Co.	6,228	474,885
Ulta Beauty, Inc. *	2,272	504,611
Urban Outfitters, Inc. *	4,371	149,095
Williams-Sonoma, Inc.	8,773	449,441

		11,121,495

Technology Hardware, Storage & Peripherals — 1.0%
Apple, Inc.	5,545	928,400
Diebold Nixdorf, Inc.	39,869	735,583
Hewlett Packard Enterprise Co.	57,623	945,017

Investments	Shares	Value($)
Technology Hardware, Storage & Peripherals — continued
HP, Inc.	49,579	1,156,182
NetApp, Inc.	9,744	599,256
Western Digital Corp.	5,814	517,330

		4,881,768

Textiles, Apparel & Luxury Goods — 1.2%
Hanesbrands, Inc.	30,515	662,786
Michael Kors Holdings Ltd. *	10,117	667,722
NIKE, Inc., Class B	18,195	1,241,263
PVH Corp.	6,246	968,630
Tapestry, Inc.	18,968	892,255
Under Armour, Inc., Class C *	6,876	88,356
VF Corp.	13,776	1,117,784

		5,638,796

Tobacco — 0.8%
Altria Group, Inc.	29,988	2,109,356
Philip Morris International, Inc.	14,685	1,574,672

		3,684,028

Trading Companies & Distributors — 0.4%
Fastenal Co.	10,547	579,663
United Rentals, Inc. *	3,478	629,901
WW Grainger, Inc.	1,749	471,635

		1,681,199

Water Utilities — 0.4%
American Water Works Co., Inc.	23,664	1,968,135

Wireless Telecommunication Services — 0.5%
Telephone & Data Systems, Inc.	9,600	263,328
T-Mobile US, Inc. *	29,026	1,889,593
United States Cellular Corp. *	2,696	98,053

		2,250,974

TOTAL COMMON STOCKS (Cost $411,742,321)		468,208,308

SHORT-TERM INVESTMENTS — 0.2%
INVESTMENT COMPANIES — 0.2%
JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 1.18% (b)(c) (Cost $956,353)	956,353	956,353

Total Investments — 99.9% (Cost $412,698,674)		469,164,661

Other Assets Less Liabilities — 0.1%		279,787

Net Assets — 100.0%		469,444,448

Percentages indicated are based on net assets.

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)	Affiliated company as defined under the Investment Company Act of 1940.
(c)	The rate shown was the current yield as of January 31, 2018.

JPMorgan Diversified Return U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$469,164,661	$—	$—	$469,164,661

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

Transfers between fair value levels are valued utilizing values as of beginning of the period.

There were no transfers among any levels during the period ended January 31, 2018.

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited)

Investments	Shares	Value($)
COMMON STOCKS — 99.8%
Aerospace & Defense — 1.6%
Arconic, Inc.	2,819	84,739
BWX Technologies, Inc.	2,088	132,463
Harris Corp.	2,105	335,495
Hexcel Corp.	2,422	165,544
Huntington Ingalls Industries, Inc.	402	95,491
L3 Technologies, Inc.	588	124,926
Orbital ATK, Inc.	605	79,799
Rockwell Collins, Inc.	871	120,625
Spirit AeroSystems Holdings, Inc., Class A	1,114	114,029
Textron, Inc.	1,780	104,433

		1,357,544

Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc.	1,563	142,952
Expeditors International of Washington, Inc.	1,742	113,143

		256,095

Airlines — 0.8%
Alaska Air Group, Inc.	1,537	101,027
American Airlines Group, Inc.	1,983	107,716
Copa Holdings SA, Class A	1,270	175,679
JetBlue Airways Corp. *	5,284	110,224
Spirit Airlines, Inc. *	2,239	94,307
United Continental Holdings, Inc. *	1,373	93,117

		682,070

Auto Components — 1.4%
Adient plc	243	15,747
Aptiv plc *	1,845	175,054
BorgWarner, Inc.	2,705	152,183
Delphi Technologies plc *	618	34,132
Gentex Corp.	12,110	286,765
Goodyear Tire & Rubber Co. (The)	4,422	153,974
Lear Corp.	1,244	240,266
Visteon Corp. *	979	127,348

		1,185,469

Automobiles — 0.4%
Harley-Davidson, Inc.	3,733	180,901
Thor Industries, Inc.	1,308	178,751

		359,652

Banks — 2.6%
Associated Banc-Corp.	1,183	29,279
Bank of Hawaii Corp.	823	68,860
Bank of the Ozarks, Inc.	1,223	61,089
BankUnited, Inc.	1,387	56,923
CIT Group, Inc.	1,681	85,210
Citizens Financial Group, Inc.	1,514	69,493
Comerica, Inc.	866	82,461
Commerce Bancshares, Inc.	1,986	116,201
Cullen/Frost Bankers, Inc.	1,122	119,392
East West Bancorp, Inc.	1,176	77,510
Fifth Third Bancorp	2,862	94,732
First Horizon National Corp.	3,036	60,295
First Republic Bank	607	54,357
FNB Corp.	3,707	53,195

Investments	Shares	Value($)
Banks — continued
Huntington Bancshares, Inc.	7,386	119,505
KeyCorp	3,312	70,877
M&T Bank Corp.	786	149,953
PacWest Bancorp	1,031	54,055
People’s United Financial, Inc.	5,254	103,346
Popular, Inc.	1,179	47,915
Prosperity Bancshares, Inc.	667	50,559
Regions Financial Corp.	4,354	83,727
SunTrust Banks, Inc.	1,673	118,281
SVB Financial Group *	316	77,910
Synovus Financial Corp.	2,238	112,773
Webster Financial Corp.	1,129	63,924
Western Alliance Bancorp *	1,305	76,551
Zions Bancorp	1,294	69,915

		2,228,288

Beverages — 1.1%
Brown-Forman Corp., Class B	5,348	370,616
Dr Pepper Snapple Group, Inc.	2,504	298,852
Molson Coors Brewing Co., Class B	3,081	258,866

		928,334

Biotechnology — 0.9%
Bioverativ, Inc. *	2,304	237,450
Exelixis, Inc. *	3,156	95,658
Incyte Corp. *	1,136	102,570
Ionis Pharmaceuticals, Inc. *	2,192	115,124
United Therapeutics Corp. *	1,536	198,144

		748,946

Building Products — 0.9%
Allegion plc	1,821	156,806
AO Smith Corp.	2,301	153,661
Armstrong World Industries, Inc. *	560	35,112
Fortune Brands Home & Security, Inc.	1,666	118,169
Lennox International, Inc.	588	128,131
Owens Corning	1,533	142,523
USG Corp. *	703	27,178

		761,580

Capital Markets — 2.3%
Affiliated Managers Group, Inc.	423	84,443
Ameriprise Financial, Inc.	655	110,498
Cboe Global Markets, Inc.	722	97,030
E*TRADE Financial Corp. *	1,754	92,436
Eaton Vance Corp.	1,474	85,197
FactSet Research Systems, Inc.	1,179	236,613
Federated Investors, Inc., Class B	2,257	78,273
Invesco Ltd.	1,291	46,644
Lazard Ltd., Class A	1,094	64,076
Legg Mason, Inc.	1,967	83,834
LPL Financial Holdings, Inc.	1,221	72,845
MarketAxess Holdings, Inc.	438	85,940
Moody’s Corp.	745	120,534
MSCI, Inc.	760	105,815
Northern Trust Corp.	1,132	119,301
Raymond James Financial, Inc.	1,078	103,908
SEI Investments Co.	2,072	155,711
T. Rowe Price Group, Inc.	1,194	133,286

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

Investments	Shares	Value($)
COMMON STOCKS — continued
Capital Markets — continued
TD Ameritrade Holding Corp.	1,465	81,732

		1,958,116

Chemicals — 3.4%
Albemarle Corp.	1,221	136,251
Ashland Global Holdings, Inc.	1,854	134,582
Cabot Corp.	2,543	172,009
Celanese Corp., Series A	1,921	207,775
CF Industries Holdings, Inc.	2,270	96,339
Chemours Co. (The)	1,496	77,224
Eastman Chemical Co.	2,346	232,676
FMC Corp.	1,704	155,626
Huntsman Corp.	4,101	141,772
International Flavors & Fragrances, Inc.	1,371	206,061
Mosaic Co. (The)	3,261	89,025
NewMarket Corp.	242	96,217
Olin Corp.	3,474	129,511
RPM International, Inc.	4,273	223,051
Scotts Miracle-Gro Co. (The)	2,846	256,908
Valvoline, Inc.	4,346	107,129
Westlake Chemical Corp.	1,955	220,133
WR Grace & Co.	2,899	214,004

		2,896,293

Commercial Services & Supplies — 1.5%
Cintas Corp.	1,070	180,241
Copart, Inc. *	10,095	444,887
KAR Auction Services, Inc.	5,061	276,027
Pitney Bowes, Inc.	8,114	114,489
Republic Services, Inc.	3,743	257,518

		1,273,162

Communications Equipment — 1.1%
Arista Networks, Inc. *	470	129,635
ARRIS International plc *	245	6,199
CommScope Holding Co., Inc. *	5,250	202,807
F5 Networks, Inc. *	1,379	199,321
Juniper Networks, Inc.	5,395	141,079
Motorola Solutions, Inc.	2,624	260,983

		940,024

Construction & Engineering — 0.3%
Jacobs Engineering Group, Inc.	386	26,811
Quanta Services, Inc. *	2,055	79,097
Valmont Industries, Inc.	798	130,553

		236,461

Construction Materials — 0.1%
Eagle Materials, Inc.	647	72,496

Consumer Finance — 0.4%
Credit Acceptance Corp. *	207	68,250
Discover Financial Services	1,434	114,433
Navient Corp.	3,111	44,332
Santander Consumer USA Holdings, Inc.	2,188	37,743
SLM Corp. *	5,681	64,991
Synchrony Financial	1,496	59,361

		389,110

Containers & Packaging — 1.8%
AptarGroup, Inc.	1,273	111,286

Investments	Shares	Value($)
Containers & Packaging — continued
Avery Dennison Corp.	2,576	316,024
Bemis Co., Inc.	1,676	78,336
Berry Global Group, Inc. *	1,883	111,455
Crown Holdings, Inc. *	2,670	154,993
Graphic Packaging Holding Co.	6,822	110,175
International Paper Co.	2,482	156,019
Owens-Illinois, Inc. *	2,525	58,630
Packaging Corp. of America	1,124	141,208
Sealed Air Corp.	1,943	92,001
Silgan Holdings, Inc.	3,038	90,806
Sonoco Products Co.	1,471	79,890
WestRock Co.	1,236	82,355

		1,583,178

Distributors — 0.6%
Genuine Parts Co.	2,515	261,736
LKQ Corp. *	61	2,564
Pool Corp.	1,558	210,704

		475,004

Diversified Consumer Services — 0.9%
Graham Holdings Co., Class B	323	192,007
H&R Block, Inc.	4,360	115,715
Service Corp. International	5,506	220,075
ServiceMaster Global Holdings, Inc. *	4,121	217,259

		745,056

Diversified Financial Services — 0.2%
Leucadia National Corp.	4,978	134,754

Electric Utilities — 4.3%
Alliant Energy Corp.	9,978	396,626
Edison International	5,128	320,654
Entergy Corp.	3,992	314,131
Eversource Energy	5,993	378,098
Great Plains Energy, Inc.	13,556	421,863
Hawaiian Electric Industries, Inc.	4,875	166,286
OGE Energy Corp.	5,551	178,742
Pinnacle West Capital Corp.	4,742	379,123
PPL Corp.	10,606	338,013
Westar Energy, Inc.	7,428	383,730
Xcel Energy, Inc.	8,670	395,699

		3,672,965

Electrical Equipment — 0.7%
AMETEK, Inc.	2,200	167,860
Hubbell, Inc.	1,403	190,738
Regal Beloit Corp.	506	39,417
Rockwell Automation, Inc.	854	168,486

		566,501

Electronic Equipment, Instruments & Components — 1.7%
Amphenol Corp., Class A	2,182	202,424
Arrow Electronics, Inc. *	1,263	102,732
AVX Corp.	1,866	33,476
CDW Corp.	4,282	320,251
Cognex Corp.	1,213	75,655
Coherent, Inc. *	234	60,728
Dolby Laboratories, Inc., Class A	382	24,578
FLIR Systems, Inc.	3,272	167,559
IPG Photonics Corp. *	524	132,022

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

Investments	Shares	Value($)
COMMON STOCKS — continued
Electronic Equipment, Instruments & Components — continued
Jabil, Inc.	2,803	71,280
Keysight Technologies, Inc. *	2,542	118,762
National Instruments Corp.	2,653	132,491

		1,441,958

Energy Equipment & Services — 1.0%
Baker Hughes a GE Co.	5,353	172,099
Dril-Quip, Inc. *	23	1,188
Helmerich & Payne, Inc.	2,315	166,749
Nabors Industries Ltd.	13,819	108,341
National Oilwell Varco, Inc.	2,826	103,658
Oceaneering International, Inc.	2,964	61,296
Patterson-UTI Energy, Inc.	2,426	57,302
RPC, Inc.	5,555	112,211
Transocean Ltd. *	7,395	79,792

		862,636

Equity Real Estate Investment Trusts (REITs) — 3.7%
Alexandria Real Estate Equities, Inc.	667	86,510
American Campus Communities, Inc.	404	15,538
American Homes 4 Rent, Class A	902	18,753
AvalonBay Communities, Inc.	708	120,643
Brandywine Realty Trust	3,103	55,668
Brixmor Property Group, Inc.	1,917	31,113
Camden Property Trust	882	76,346
Colony NorthStar, Inc., Class A	8,437	75,764
CoreCivic, Inc.	1,408	32,680
CoreSite Realty Corp.	637	69,000
CubeSmart	199	5,478
DCT Industrial Trust, Inc.	1,516	89,732
DDR Corp.	1,220	9,906
Digital Realty Trust, Inc.	847	94,822
Douglas Emmett, Inc.	2,597	100,426
Duke Realty Corp.	3,657	96,581
EPR Properties	698	41,224
Equity Commonwealth *	1,973	59,012
Equity LifeStyle Properties, Inc.	951	82,090
Essex Property Trust, Inc.	502	116,956
Extra Space Storage, Inc.	969	80,892
Federal Realty Investment Trust	107	12,926
Forest City Realty Trust, Inc., Class A	426	9,998
Gaming and Leisure Properties, Inc.	2,128	77,544
GGP, Inc.	2,364	54,443
Highwoods Properties, Inc.	1,221	58,462
Hospitality Properties Trust	2,778	78,923
Host Hotels & Resorts, Inc.	4,119	85,510
Hudson Pacific Properties, Inc.	1,639	52,399
Iron Mountain, Inc.	1,445	50,618
JBG SMITH Properties	115	3,881
Kilroy Realty Corp.	1,007	71,819
Lamar Advertising Co., Class A	1,256	90,432
Liberty Property Trust	2,215	91,723
Mid-America Apartment Communities, Inc.	604	57,604
National Retail Properties, Inc.	745	29,562
Omega Healthcare Investors, Inc.	1,588	42,940
Outfront Media, Inc.	2,392	53,581

Investments	Shares	Value($)
Equity Real Estate Investment Trusts (REITs) — continued
Park Hotels & Resorts, Inc.	3,882	112,229
Piedmont Office Realty Trust, Inc., Class A	3,446	67,266
Prologis, Inc.	1,962	127,746
Rayonier, Inc.	1,709	55,474
Senior Housing Properties Trust	3,665	63,514
Sun Communities, Inc.	686	60,944
Tanger Factory Outlet Centers, Inc.	2,528	63,655
Taubman Centers, Inc.	890	54,869
Uniti Group, Inc. *	1,552	24,568
Vornado Realty Trust	232	16,630
Weingarten Realty Investors	1,597	47,191
Welltower, Inc.	1,346	80,720
Weyerhaeuser Co.	2,170	81,462
WP Carey, Inc.	724	46,922

		3,184,689

Food & Staples Retailing — 0.2%
Casey’s General Stores, Inc.	1,554	188,205

Food Products — 3.8%
Blue Buffalo Pet Products, Inc. *	4,057	137,857
Bunge Ltd.	1,679	133,363
Campbell Soup Co.	4,491	209,056
Conagra Brands, Inc.	4,726	179,588
Flowers Foods, Inc.	11,375	223,064
Hershey Co. (The)	2,554	281,783
Hormel Foods Corp.	6,064	208,177
Ingredion, Inc.	1,828	262,574
JM Smucker Co. (The)	883	112,044
Kellogg Co.	4,451	303,157
Lamb Weston Holdings, Inc.	3,723	218,168
McCormick & Co., Inc. (Non-Voting)	3,375	367,099
Pilgrim’s Pride Corp. *	6,382	177,228
Pinnacle Foods, Inc.	4,557	282,260
Tyson Foods, Inc., Class A	2,198	167,290

		3,262,708

Gas Utilities — 1.2%
Atmos Energy Corp.	4,622	383,164
National Fuel Gas Co.	4,475	249,481
UGI Corp.	8,168	373,849

		1,006,494

Health Care Equipment & Supplies — 4.7%
ABIOMED, Inc. *	1,123	263,905
Align Technology, Inc. *	981	257,022
Cooper Cos., Inc. (The)	1,391	340,336
DENTSPLY SIRONA, Inc.	5,177	314,813
Edwards Lifesciences Corp. *	1,737	219,869
Hill-Rom Holdings, Inc.	4,142	353,437
Hologic, Inc. *	5,398	230,495
IDEXX Laboratories, Inc. *	1,357	253,813
ResMed, Inc.	3,568	359,619
STERIS plc	2,606	236,938
Teleflex, Inc.	1,392	386,628
Varian Medical Systems, Inc. *	2,472	315,180
West Pharmaceutical Services, Inc.	1,792	179,558

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

Investments	Shares	Value($)
COMMON STOCKS — continued
Health Care Equipment & Supplies — continued
Zimmer Biomet Holdings, Inc.	2,196	279,156

		3,990,769

Health Care Providers & Services — 4.0%
Acadia Healthcare Co., Inc. *	4,052	138,092
AmerisourceBergen Corp.	1,679	167,346
Brookdale Senior Living, Inc. *	378	3,591
Cardinal Health, Inc.	2,472	177,465
Centene Corp. *	3,077	329,977
DaVita, Inc. *	3,716	289,997
Envision Healthcare Corp. *	2,555	91,954
Henry Schein, Inc. *	4,621	349,717
Laboratory Corp. of America Holdings *	2,367	413,042
LifePoint Health, Inc. *	3,953	195,476
MEDNAX, Inc. *	4,402	232,470
Patterson Cos., Inc.	4,846	173,923
Quest Diagnostics, Inc.	2,921	309,100
Universal Health Services, Inc., Class B	1,902	231,093
WellCare Health Plans, Inc. *	1,709	359,539

		3,462,782

Health Care Technology — 0.4%
Allscripts Healthcare Solutions, Inc. *	5,458	81,379
Cerner Corp. *	2,622	181,259
Veeva Systems, Inc., Class A *	1,974	124,085

		386,723

Hotels, Restaurants & Leisure — 3.4%
Aramark	3,970	181,866
Choice Hotels International, Inc.	1,741	143,023
Darden Restaurants, Inc.	2,183	209,241
Domino’s Pizza, Inc.	714	154,831
Dunkin’ Brands Group, Inc.	3,036	196,277
Extended Stay America, Inc.	5,861	118,568
Hilton Grand Vacations, Inc. *	434	19,517
Hilton Worldwide Holdings, Inc.	2,847	243,846
International Game Technology plc	2,807	81,599
MGM Resorts International	4,962	180,865
Norwegian Cruise Line Holdings Ltd. *	2,284	138,730
Royal Caribbean Cruises Ltd.	1,148	153,315
Six Flags Entertainment Corp.	2,578	174,170
Vail Resorts, Inc.	938	205,009
Wendy’s Co. (The)	11,175	180,811
Wyndham Worldwide Corp.	1,707	211,890
Wynn Resorts Ltd.	747	123,696
Yum China Holdings, Inc.	3,433	159,257

		2,876,511

Household Durables — 2.8%
DR Horton, Inc.	4,731	232,056
Garmin Ltd.	3,161	198,953
Leggett & Platt, Inc.	6,877	319,849
Lennar Corp., Class A	3,189	199,823
Mohawk Industries, Inc. *	861	241,993
Newell Brands, Inc.	4,179	110,493
NVR, Inc. *	106	336,886
PulteGroup, Inc.	9,504	302,512

Investments	Shares	Value($)
Household Durables — continued
Toll Brothers, Inc.	2,881	134,197
Tupperware Brands Corp.	2,303	133,021
Whirlpool Corp.	907	164,548

		2,374,331

Household Products — 1.2%
Church & Dwight Co., Inc.	6,216	303,651
Clorox Co. (The)	2,627	372,220
Energizer Holdings, Inc.	2,978	173,379
Spectrum Brands Holdings, Inc.	1,371	162,409

		1,011,659

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	6,044	69,869

Industrial Conglomerates — 0.2%
Roper Technologies, Inc.	545	152,922

Insurance — 4.2%
Alleghany Corp. *	204	128,051
American Financial Group, Inc.	1,901	215,459
Arch Capital Group Ltd. *	2,285	207,798
Arthur J Gallagher & Co.	2,619	178,930
Aspen Insurance Holdings Ltd.	2,279	85,121
Assurant, Inc.	1,221	111,697
Assured Guaranty Ltd.	1,638	58,296
Athene Holding Ltd., Class A *	1,790	89,786
Axis Capital Holdings Ltd.	2,097	105,961
Brown & Brown, Inc.	2,905	152,454
Cincinnati Financial Corp.	1,629	125,270
CNA Financial Corp.	107	5,795
Erie Indemnity Co., Class A	375	44,535
Everest Re Group Ltd.	402	92,380
First American Financial Corp.	1,239	73,188
FNF Group	2,397	93,435
Hanover Insurance Group, Inc. (The)	610	69,022
Hartford Financial Services Group, Inc. (The)	2,071	121,692
Lincoln National Corp.	738	61,106
Loews Corp.	2,625	135,581
Markel Corp. *	14	16,068
Mercury General Corp.	990	48,461
Old Republic International Corp.	3,640	78,224
Principal Financial Group, Inc.	1,675	113,230
Progressive Corp. (The)	3,169	171,443
Reinsurance Group of America, Inc.	810	126,887
RenaissanceRe Holdings Ltd.	907	115,316
Torchmark Corp.	2,107	191,421
Unum Group	1,615	85,902
Validus Holdings Ltd.	2,083	141,019
Willis Towers Watson plc	845	135,597
WR Berkley Corp.	2,080	151,798
XL Group Ltd.	2,345	86,390

		3,617,313

Internet & Direct Marketing Retail — 0.1%
Liberty Ventures, Series A *	918	54,098

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

Investments	Shares	Value($)
COMMON STOCKS — continued
Internet Software & Services — 0.9%
Akamai Technologies, Inc. *	247	16,546
IAC/InterActiveCorp *	1,112	161,207
LogMeIn, Inc.	1,325	166,685
Match Group, Inc. *	1,965	68,657
VeriSign, Inc. *	3,110	357,401

		770,496

IT Services — 4.0%
Amdocs Ltd.	6,060	414,504
Booz Allen Hamilton Holding Corp.	1,655	64,843
Broadridge Financial Solutions, Inc.	2,497	240,736
Conduent, Inc. *	1,492	24,469
CoreLogic, Inc. *	731	34,620
CSRA, Inc.	6,807	226,537
DST Systems, Inc.	4,392	366,161
DXC Technology Co.	1,712	170,430
Euronet Worldwide, Inc. *	615	57,730
Fidelity National Information Services, Inc.	1,472	150,674
First Data Corp., Class A *	5,192	91,898
Fiserv, Inc. *	1,418	199,711
Gartner, Inc. *	1,566	217,267
Global Payments, Inc.	1,050	117,369
Jack Henry & Associates, Inc.	1,474	183,749
Leidos Holdings, Inc.	3,023	201,332
Paychex, Inc.	1,741	118,823
Sabre Corp.	7,214	149,835
Teradata Corp. *	687	27,823
Total System Services, Inc.	2,121	188,472
Western Union Co. (The)	2,590	53,846
Worldpay, Inc. *	1,553	124,721

		3,425,550

Leisure Products — 0.5%
Brunswick Corp.	2,595	162,914
Hasbro, Inc.	1,838	173,820
Polaris Industries, Inc.	1,208	136,516

		473,250

Life Sciences Tools & Services — 2.4%
Agilent Technologies, Inc.	2,590	190,184
Bio-Rad Laboratories, Inc., Class A *	498	128,748
Bio-Techne Corp.	1,336	187,427
Charles River Laboratories International, Inc. *	2,881	303,773
Illumina, Inc. *	811	188,671
IQVIA Holdings, Inc. *	3,499	357,563
Mettler-Toledo International, Inc. *	201	135,727
PerkinElmer, Inc.	221	17,715
QIAGEN NV *	4,958	166,043
Waters Corp. *	1,660	357,913

		2,033,764

Machinery — 4.5%
AGCO Corp.	1,936	140,592
Allison Transmission Holdings, Inc.	2,572	113,785

Investments	Shares	Value($)
Machinery — continued
Crane Co.	912	91,145
Cummins, Inc.	694	130,472
Donaldson Co., Inc.	1,467	74,318
Dover Corp.	1,343	142,640
Fortive Corp.	2,031	154,397
Graco, Inc.	4,520	211,536
IDEX Corp.	1,416	203,168
Ingersoll-Rand plc	1,467	138,822
ITT, Inc.	974	54,544
Lincoln Electric Holdings, Inc.	1,427	139,232
Middleby Corp. (The) *	1,283	174,822
Nordson Corp.	640	91,981
Oshkosh Corp.	1,199	108,773
PACCAR, Inc.	1,431	106,695
Parker-Hannifin Corp.	660	132,937
Pentair plc	1,441	103,032
Snap-on, Inc.	1,765	302,362
SPX Corp. *	3,541	110,656
Stanley Black & Decker, Inc.	2,202	366,039
Terex Corp.	740	34,795
Timken Co. (The)	1,503	78,983
Toro Co. (The)	4,732	310,656
Trinity Industries, Inc.	1,181	40,709
WABCO Holdings, Inc. *	1,313	202,714
Xylem, Inc.	1,891	136,644

		3,896,449

Marine — 0.0%(a)
Kirby Corp. *	433	32,432

Media — 2.6%
Cinemark Holdings, Inc.	4,927	181,314
Discovery Communications, Inc., Class A *	6,634	166,314
Discovery Communications, Inc., Class C *	5,315	126,816
Interpublic Group of Cos., Inc. (The)	6,397	140,030
Liberty Broadband Corp., Class C *	879	83,988
Liberty Media Corp.-Liberty Formula One, Class C *	3,187	120,118
Liberty Media Corp.-Liberty SiriusXM, Class A *	1,597	71,881
MSG Networks, Inc., Class A *	6,013	144,312
Omnicom Group, Inc.	3,535	270,958
Regal Entertainment Group, Class A	4,116	94,174
Scripps Networks Interactive, Inc., Class A	1,713	150,727
Sirius XM Holdings, Inc.	37,100	226,681
TEGNA, Inc.	10,555	152,731
Tribune Media Co., Class A	4,150	176,749
Viacom, Inc., Class B	4,260	142,369

		2,249,162

Metals & Mining — 1.2%
Alcoa Corp. *	2,525	131,350
Compass Minerals International, Inc.	669	48,770
Freeport-McMoRan, Inc. *	4,799	93,580

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

Investments	Shares	Value($)
COMMON STOCKS — continued
Metals & Mining — continued
Newmont Mining Corp.	3,008	121,854
Nucor Corp.	1,862	124,680
Reliance Steel & Aluminum Co.	1,351	118,334
Royal Gold, Inc.	990	88,110
Southern Copper Corp.	2,694	130,794
Steel Dynamics, Inc.	3,114	141,376
United States Steel Corp.	1,525	57,050

		1,055,898

Mortgage Real Estate Investment Trusts (REITs) — 0.6%
AGNC Investment Corp.	5,741	107,873
Annaly Capital Management, Inc.	9,272	97,727
Chimera Investment Corp.	3,280	55,727
MFA Financial, Inc.	11,020	78,903
Starwood Property Trust, Inc.	4,737	96,588
Two Harbors Investment Corp.	5,764	85,019

		521,837

Multiline Retail — 0.6%
Dollar General Corp.	2,589	266,978
Kohl’s Corp.	1,921	124,423
Macy’s, Inc.	2,197	57,012
Nordstrom, Inc.	1,880	92,703

		541,116

Multi-Utilities — 4.5%
Ameren Corp.	6,795	384,801
CenterPoint Energy, Inc.	10,782	303,837
CMS Energy Corp.	8,689	388,833
Consolidated Edison, Inc.	4,981	400,273
DTE Energy Co.	3,650	385,586
MDU Resources Group, Inc.	2,954	78,222
NiSource, Inc.	15,534	383,379
Public Service Enterprise Group, Inc.	8,506	441,206
SCANA Corp.	5,124	208,239
Sempra Energy	3,231	345,782
Vectren Corp.	3,628	219,966
WEC Energy Group, Inc.	5,542	356,350

		3,896,474

Oil, Gas & Consumable Fuels — 2.4%
Andeavor	1,085	117,354
Cheniere Energy, Inc. *	2,952	166,965
CNX Resources Corp. *	6,012	84,228
CONSOL Energy, Inc. *	751	24,355
Devon Energy Corp.	3,838	158,778
Diamondback Energy, Inc. *	1,194	149,847
Energen Corp. *	1,958	102,266
Hess Corp.	1,681	84,907
HollyFrontier Corp.	2,250	107,910
Laredo Petroleum, Inc. *	6,239	60,705
Marathon Oil Corp.	4,658	84,729
Marathon Petroleum Corp.	2,291	158,698
Murphy Oil Corp.	2,455	78,806
ONEOK, Inc.	3,857	227,023
PBF Energy, Inc., Class A	2,945	95,212
QEP Resources, Inc. *	5,089	47,633
SM Energy Co.	34	794
Targa Resources Corp.	3,073	147,504
Williams Cos., Inc. (The)	3,167	99,412

Investments	Shares	Value($)
Oil, Gas & Consumable Fuels — continued
World Fuel Services Corp.	965	26,914

		2,024,040

Paper & Forest Products — 0.1%
Domtar Corp.	2,390	122,750

Personal Products — 0.4%
Coty, Inc., Class A	798	15,649
Edgewell Personal Care Co. *	17	960
Herbalife Ltd. *	1,724	143,075
Nu Skin Enterprises, Inc., Class A	2,505	179,959

		339,643

Pharmaceuticals — 0.9%
Akorn, Inc. *	3,335	107,454
Mallinckrodt plc *	2,619	47,299
Perrigo Co. plc	1,989	180,243
Zoetis, Inc.	5,656	433,985

		768,981

Professional Services — 0.5%
Dun & Bradstreet Corp. (The)	229	28,334
Equifax, Inc.	429	53,595
ManpowerGroup, Inc.	864	113,521
Robert Half International, Inc.	1,967	113,850
TransUnion *	1,930	114,565

		423,865

Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A *	1,666	76,120

Road & Rail — 0.7%
JB Hunt Transport Services, Inc.	1,287	155,508
Kansas City Southern	872	98,649
Landstar System, Inc.	1,778	197,447
Old Dominion Freight Line, Inc.	761	111,449
Ryder System, Inc.	780	67,883

		630,936

Semiconductors & Semiconductor Equipment — 3.0%
Advanced Micro Devices, Inc. *	6,931	95,232
Analog Devices, Inc.	2,498	229,516
Cypress Semiconductor Corp.	10,648	184,104
KLA-Tencor Corp.	1,783	195,773
Lam Research Corp.	767	146,896
Marvell Technology Group Ltd.	5,758	134,334
Maxim Integrated Products, Inc.	4,569	278,709
Microchip Technology, Inc.	2,431	231,480
Microsemi Corp. *	2,725	168,378
ON Semiconductor Corp. *	8,274	204,699
Qorvo, Inc. *	2,179	156,387
Skyworks Solutions, Inc.	1,502	146,010
Teradyne, Inc.	3,879	177,813
Versum Materials, Inc.	1,339	49,275
Xilinx, Inc.	2,619	191,239

		2,589,845

Software — 3.7%
ANSYS, Inc. *	1,468	237,302
CA, Inc.	5,541	198,645
Cadence Design Systems, Inc. *	5,070	227,440
CDK Global, Inc.	2,674	190,629
Citrix Systems, Inc. *	2,823	261,862

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

Investments	Shares	Value($)
COMMON STOCKS — continued
Software — continued
Dell Technologies, Inc., Class V *	2,770	198,609
Manhattan Associates, Inc. *	2,363	124,814
Nuance Communications, Inc. *	2,157	38,416
PTC, Inc. *	3,039	220,875
Red Hat, Inc. *	1,632	214,412
SS&C Technologies Holdings, Inc.	5,419	272,467
Symantec Corp.	5,115	139,281
Synopsys, Inc. *	3,770	349,140
Take-Two Interactive Software, Inc. *	1,457	184,558
Tyler Technologies, Inc. *	1,419	285,943
Ultimate Software Group, Inc. (The) *	128	29,810

		3,174,203

Specialty Retail — 2.4%
AutoNation, Inc. *	2,103	126,643
AutoZone, Inc. *	6	4,593
Bed Bath & Beyond, Inc.	3,225	74,433
Best Buy Co., Inc.	1,739	127,051
Burlington Stores, Inc. *	139	16,918
CarMax, Inc. *	1,610	114,906
Dick’s Sporting Goods, Inc.	3,653	114,923
Foot Locker, Inc.	1,929	94,810
GameStop Corp., Class A	4,707	79,125
Gap, Inc. (The)	3,778	125,581
Murphy USA, Inc. *	1,597	136,240
Penske Automotive Group, Inc.	1,933	100,883
Ross Stores, Inc.	2,241	184,636
Sally Beauty Holdings, Inc. *	888	14,750
Signet Jewelers Ltd.	1,277	67,553
Tiffany & Co.	1,811	193,143
Tractor Supply Co.	1,920	146,400
Ulta Beauty, Inc. *	738	163,910
Williams-Sonoma, Inc.	2,553	130,790

		2,017,288

Technology Hardware, Storage & Peripherals — 0.5%
NCR Corp. *	3,773	141,525
NetApp, Inc.	2,296	141,204
Western Digital Corp.	1,264	112,471
Xerox Corp.	1,850	63,140

		458,340

Textiles, Apparel & Luxury Goods — 1.3%
Carter’s, Inc.	1,665	200,300
Hanesbrands, Inc.	4,774	103,691
Michael Kors Holdings Ltd. *	2,796	184,536
PVH Corp.	1,306	202,534
Tapestry, Inc.	3,688	173,484
Under Armour, Inc., Class C *	1,312	16,859
VF Corp.	3,115	252,751

		1,134,155

Trading Companies & Distributors — 0.7%
Air Lease Corp.	1,567	76,188
Fastenal Co.	1,242	68,260
MSC Industrial Direct Co., Inc., Class A	867	81,394
United Rentals, Inc. *	367	66,467
Watsco, Inc.	781	140,416

Investments	Shares	Value($)
Trading Companies & Distributors — continued
WESCO International, Inc. *	876	59,699
WW Grainger, Inc.	304	81,977

		574,401

Transportation Infrastructure — 0.1%
Macquarie Infrastructure Corp.	1,402	93,023

Water Utilities — 0.8%
American Water Works Co., Inc.	4,820	400,879
Aqua America, Inc.	7,213	261,183

		662,062

Wireless Telecommunication Services — 0.1%
Telephone & Data Systems, Inc.	3,566	97,816
United States Cellular Corp. *	941	34,224

		132,040

TOTAL COMMON STOCKS (Cost $74,018,296)		85,512,885

SHORT-TERM INVESTMENTS — 0.2%
INVESTMENT COMPANIES — 0.2%
JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 1.18% (b)(c) (Cost $186,496)	186,496	186,496

Total Investments — 100.0% (Cost $74,204,792)		85,699,381
Liabilities in Excess of Other Assets — 0.0%(a)		(20,697)

Net Assets — 100.0%		85,678,684

Percentages indicated are based on net assets.

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)	Affiliated company as defined under the Investment Company Act of 1940.
(c)	The rate shown was the current yield as of January 31, 2018.

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2– Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$85,699,381	$—	$—	$85,699,381

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

Transfers between fair value levels are valued utilizing values as of beginning of the period.

There were no transfers among any levels during the period ended January 31, 2018.

JPMorgan Diversified Return U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited)

Investments	Shares	Value($)
COMMON STOCKS — 99.8%
Aerospace & Defense — 1.0%
AAR Corp.	1,063	43,020
Aerojet Rocketdyne Holdings, Inc. *	1,451	39,902
Aerovironment, Inc. *	733	37,647
Cubic Corp.	707	41,041
Curtiss-Wright Corp.	722	94,337
Esterline Technologies Corp. *	452	33,245
KLX, Inc. *	931	65,784
Mercury Systems, Inc. *	1,573	75,535
Moog, Inc., Class A *	1,310	117,979
National Presto Industries, Inc.	550	55,907

		604,397

Air Freight & Logistics — 0.2%
Atlas Air Worldwide Holdings, Inc. *	652	36,708
Forward Air Corp.	962	58,403
Hub Group, Inc., Class A *	1,080	51,894

		147,005

Airlines — 0.3%
Allegiant Travel Co.	322	51,278
Hawaiian Holdings, Inc.	1,166	43,550
SkyWest, Inc.	1,682	93,772

		188,600

Auto Components — 2.6%
American Axle & Manufacturing Holdings, Inc. *	5,894	104,029
Cooper Tire & Rubber Co.	3,304	129,186
Cooper-Standard Holdings, Inc. *	1,520	189,377
Dana, Inc.	5,366	177,024
Dorman Products, Inc. *	2,994	225,867
Fox Factory Holding Corp. *	2,701	103,583
Gentherm, Inc. *	3,309	105,888
LCI Industries	2,918	321,710
Modine Manufacturing Co. *	1,409	32,900
Stoneridge, Inc. *	1,216	29,598
Superior Industries International, Inc.	3,761	63,373
Tenneco, Inc.	1,862	108,015

		1,590,550

Automobiles — 0.4%
Winnebago Industries, Inc.	5,157	234,386

Banks — 3.0%
1st Source Corp.	283	14,798
Ameris Bancorp	791	42,358
AmeriServ Financial, Inc.	1,465	6,006
BancFirst Corp.	603	33,617
BancorpSouth Bank	960	32,208
Banner Corp.	668	36,299
Brookline Bancorp, Inc.	1,924	30,784
Capital City Bank Group, Inc.	215	5,274
Cathay General Bancorp	803	35,123
Chemical Financial Corp.	174	10,163
Community Bank System, Inc.	1,002	53,407
Community Trust Bancorp, Inc.	681	32,211

Investments	Shares	Value($)
Banks — continued
CVB Financial Corp.	827	19,352
Farmers Capital Bank Corp.	1,076	42,287
FCB Financial Holdings, Inc., Class A *	800	43,840
First Busey Corp.	76	2,354
First Financial Bancorp	707	20,149
First Financial Bankshares, Inc.	632	29,356
First Financial Corp.	188	8,704
First Merchants Corp.	230	9,927
First Midwest Bancorp, Inc.	821	20,410
Fulton Financial Corp.	2,068	37,638
Glacier Bancorp, Inc.	791	31,023
Great Western Bancorp, Inc.	1,142	48,135
Hancock Holding Co.	756	40,597
Home BancShares, Inc.	1,688	40,529
IBERIABANK Corp.	480	40,560
Independent Bank Corp.	892	63,644
Investors Bancorp, Inc.	5,104	69,874
MB Financial, Inc.	1,146	49,026
NBT Bancorp, Inc.	336	12,402
OFG Bancorp	692	7,889
Old National Bancorp	2,422	41,901
Renasant Corp.	370	15,936
Republic Bancorp, Inc., Class A	529	20,388
S&T Bancorp, Inc.	590	23,812
Sandy Spring Bancorp, Inc.	220	8,320
Sterling Bancorp	2,497	61,801
Trustmark Corp.	1,388	44,125
UMB Financial Corp.	559	42,585
Umpqua Holdings Corp.	2,156	46,677
United Community Banks, Inc.	1,760	55,757
Valley National Bancorp	4,983	62,636
Webster Financial Corp.	6,659	377,033
WesBanco, Inc.	471	19,316
Westamerica Bancorp	540	32,060
Wintrust Financial Corp.	520	44,668

		1,866,959

Beverages — 1.5%
Boston Beer Co., Inc. (The), Class A *	2,282	433,238
Coca-Cola Bottling Co. Consolidated	823	166,674
MGP Ingredients, Inc.	1,560	139,682
National Beverage Corp.	1,419	156,757

		896,351

Biotechnology — 2.5%
Achillion Pharmaceuticals, Inc.*	4,017	10,645
Acorda Therapeutics, Inc. *	1,643	42,636
Aimmune Therapeutics, Inc. *	1,253	44,118
AMAG Pharmaceuticals, Inc. *	559	8,022
Amicus Therapeutics, Inc. *	2,768	44,897
Arena Pharmaceuticals, Inc. *	366	13,696
Array BioPharma, Inc. *	3,630	53,797
Avexis, Inc. *	374	46,275
Bluebird Bio, Inc. *	240	49,176
Blueprint Medicines Corp. *	594	46,718
Chimerix, Inc. *	852	4,081
Dynavax Technologies Corp. *	777	12,510

JPMorgan Diversified Return U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

Investments	Shares	Value($)
COMMON STOCKS — continued
Biotechnology — continued
Eagle Pharmaceuticals, Inc. *	658	39,329
Emergent BioSolutions, Inc. *	1,379	67,281
Enanta Pharmaceuticals, Inc. *	1,035	87,923
Exact Sciences Corp. *	705	35,046
Five Prime Therapeutics, Inc. *	699	13,980
Foundation Medicine, Inc. *	756	52,466
Genomic Health, Inc. *	785	26,070
Halozyme Therapeutics, Inc. *	1,921	35,884
ImmunoGen, Inc. *	1,141	10,474
Inovio Pharmaceuticals, Inc. *	3,984	18,167
Insys Therapeutics, Inc. *	1,189	11,248
Ironwood Pharmaceuticals, Inc. *	3,015	44,652
Keryx Biopharmaceuticals, Inc. *	2,428	11,242
Lexicon Pharmaceuticals, Inc. *	2,500	27,450
Ligand Pharmaceuticals, Inc. *	354	55,797
Merrimack Pharmaceuticals, Inc.	316	3,318
MiMedx Group, Inc. *	3,639	60,953
Momenta Pharmaceuticals, Inc. *	1,686	28,662
Myriad Genetics, Inc. *	1,643	60,594
NewLink Genetics Corp. *	932	7,689
Novavax, Inc. *	2,783	5,622
PDL BioPharma, Inc. *	8,702	24,018
Repligen Corp. *	1,863	65,894
Retrophin, Inc. *	2,049	48,992
Sage Therapeutics, Inc. *	495	93,951
Sangamo Therapeutics, Inc. *	2,948	61,466
Sarepta Therapeutics, Inc. *	758	49,679
Spark Therapeutics, Inc. *	755	42,318
Spectrum Pharmaceuticals, Inc. *	1,865	40,172
Vanda Pharmaceuticals, Inc. *	2,630	41,685

		1,548,593

Building Products — 1.3%
Advanced Drainage Systems, Inc.	1,403	34,654
American Woodmark Corp. *	1,097	149,027
Apogee Enterprises, Inc.	1,513	68,857
Builders FirstSource, Inc. *	2,158	46,224
Gibraltar Industries, Inc. *	813	30,162
Griffon Corp.	1,941	38,917
JELD-WEN Holding, Inc. *	1,363	53,539
Masonite International Corp. *	679	47,360
NCI Building Systems, Inc. *	240	4,428
Patrick Industries, Inc. *	853	54,635
Quanex Building Products Corp.	1,663	34,424
Simpson Manufacturing Co., Inc.	1,204	70,723
Trex Co., Inc. *	572	63,830
Universal Forest Products, Inc.	2,810	104,897

		801,677

Capital Markets — 0.1%
Evercore, Inc., Class A	660	66,363
Financial Engines, Inc.	241	6,856

		73,219

Chemicals — 3.9%
A Schulman, Inc.	3,826	149,214
AdvanSix, Inc. *	1,375	54,258
American Vanguard Corp.	1,092	23,096
Balchem Corp.	1,584	125,136
Calgon Carbon Corp.	2,252	48,080

Investments	Shares	Value($)
Chemicals — continued
Ferro Corp. *	5,299	124,633
Flotek Industries, Inc. *	108	594
GCP Applied Technologies, Inc. *	2,011	67,167
HB Fuller Co.	3,386	175,564
Ingevity Corp. *	1,454	105,488
Innophos Holdings, Inc.	1,010	46,733
Innospec, Inc.	1,652	118,614
Koppers Holdings, Inc. *	833	38,151
Kraton Corp. *	2,493	125,298
Kronos Worldwide, Inc.	1,718	47,159
LSB Industries, Inc. *	1,067	9,059
Minerals Technologies, Inc.	4,713	354,182
PolyOne Corp.	2,437	105,912
Rayonier Advanced Materials, Inc.	3,034	57,403
Sensient Technologies Corp.	4,470	321,170
Stepan Co.	1,203	94,339
Tredegar Corp.	1,201	22,038
Trinseo SA	1,496	123,345
Tronox Ltd., Class A	2,413	47,367

		2,384,000

Commercial Services & Supplies — 4.1%
ABM Industries, Inc.	1,626	61,837
ACCO Brands Corp. *	11,621	137,709
Brady Corp., Class A	856	32,742
Brink’s Co. (The)	757	63,134
CompX International, Inc.	522	7,177
Deluxe Corp.	774	57,485
Essendant, Inc.	928	8,398
Healthcare Services Group, Inc.	5,045	278,383
Herman Miller, Inc.	5,235	212,017
HNI Corp.	3,847	149,610
Interface, Inc.	12,200	304,390
Kimball International, Inc., Class B	1,727	32,070
Knoll, Inc.	5,372	123,234
Matthews International Corp., Class A	1,428	79,968
McGrath RentCorp	935	44,693
Mobile Mini, Inc.	241	9,122
MSA Safety, Inc.	803	62,883
Multi-Color Corp.	589	45,648
Rollins, Inc.	8,243	406,710
Steelcase, Inc., Class A	7,624	118,553
Team, Inc. *	698	11,866
Tetra Tech, Inc.	1,606	79,818
UniFirst Corp.	749	123,810
Viad Corp.	705	40,044
Virco Manufacturing Corp.	1,135	5,334

		2,496,635

Communications Equipment — 1.6%
Acacia Communications, Inc. *	1,044	38,534
ADTRAN, Inc.	3,993	63,888
Applied Optoelectronics, Inc. *	743	24,066
CalAmp Corp. *	1,482	36,279
Ciena Corp. *	1,955	41,603
Comtech Telecommunications Corp.	1,827	39,518
Extreme Networks, Inc. *	4,271	64,193
Finisar Corp. *	1,655	29,724

JPMorgan Diversified Return U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

Investments	Shares	Value($)
COMMON STOCKS — continued
Communications Equipment — continued
Harmonic, Inc. *	3,022	11,030
Infinera Corp. *	1,994	12,901
Inseego Corp. *	7,343	15,714
InterDigital, Inc.	904	70,557
Lumentum Holdings, Inc. *	1,188	55,005
NETGEAR, Inc. *	900	62,730
NetScout Systems, Inc. *	1,315	37,478
Oclaro, Inc. *	4,518	26,837
Plantronics, Inc.	1,172	69,136
Ribbon Communications, Inc. *	1,031	7,196
Ubiquiti Networks, Inc. *	920	74,216
ViaSat, Inc. *	1,162	87,871
Viavi Solutions, Inc. *	9,823	84,281

		952,757

Construction & Engineering — 0.6%
Aegion Corp. *	1,253	31,425
Argan, Inc.	610	26,596
Comfort Systems USA, Inc.	1,805	76,893
Dycom Industries, Inc. *	551	64,307
EMCOR Group, Inc.	904	73,477
Granite Construction, Inc.	444	29,611
MasTec, Inc. *	1,180	63,012
Tutor Perini Corp. *	1,212	29,997

		395,318

Construction Materials — 0.1%
US Concrete, Inc.*	612	47,644

Consumer Finance — 0.2%
Encore Capital Group, Inc. *	881	36,518
EZCORP, Inc., Class A *	711	8,390
FirstCash, Inc.	72	5,263
PRA Group, Inc. *	587	20,985
World Acceptance Corp. *	260	30,693

		101,849

Containers & Packaging — 0.1%
Greif, Inc., Class A	1,130	66,806
Myers Industries, Inc.	1,119	23,499

		90,305

Distributors — 0.7%
Core-Mark Holding Co., Inc.	1,122	24,785
Pool Corp.	3,040	411,130

		435,915

Diversified Consumer Services — 0.9%
Adtalem Global Education, Inc. *	1,871	86,066
American Public Education, Inc. *	1,527	38,786
Bridgepoint Education, Inc. *	1,729	13,365
Bright Horizons Family Solutions, Inc. *	570	55,974
Carriage Services, Inc.	970	25,831
Chegg, Inc. *	3,011	52,151
Grand Canyon Education, Inc. *	1,121	104,242
Houghton Mifflin Harcourt Co. *	403	3,385
K12, Inc. *	217	3,765
Regis Corp. *	2,436	38,781
Sotheby’s *	1,030	54,343
Strayer Education, Inc.	413	38,194
Universal Technical Institute, Inc. *	1,712	4,759

Investments	Shares	Value($)
Diversified Consumer Services — continued
Weight Watchers International, Inc. *	823	52,911

		572,553

Diversified Telecommunication Services — 1.5%
Alaska Communications Systems Group, Inc. *	4,176	9,688
Cogent Communications Holdings, Inc.	2,043	92,139
IDT Corp., Class B *	3,562	38,719
Iridium Communications, Inc. *	24,398	309,855
Vonage Holdings Corp. *	37,529	419,950
Windstream Holdings, Inc.	33,908	55,948

		926,299

Electric Utilities — 3.7%
ALLETE, Inc.	4,868	352,638
El Paso Electric Co.	6,208	324,057
IDACORP, Inc.	3,921	338,304
MGE Energy, Inc.	2,239	133,892
Otter Tail Corp.	3,520	149,952
PNM Resources, Inc.	8,230	313,563
Portland General Electric Co.	7,549	319,700
Spark Energy, Inc., Class A	30,564	302,584

		2,234,690

Electrical Equipment — 0.4%
AZZ, Inc.	1,353	61,562
Encore Wire Corp.	984	49,790
EnerSys	754	53,014
Generac Holdings, Inc. *	701	34,300
LSI Industries, Inc.	2,301	18,270
Vicor Corp. *	511	9,351

		226,287

Electronic Equipment, Instruments & Components — 2.0%
Anixter International, Inc. *	649	54,321
Badger Meter, Inc.	1,407	67,817
Belden, Inc.	630	53,405
Benchmark Electronics, Inc. *	912	26,402
CTS Corp.	393	10,808
Daktronics, Inc.	2,105	19,492
Fabrinet *	1,129	28,011
II-VI, Inc. *	673	28,703
Insight Enterprises, Inc. *	2,332	86,564
Itron, Inc. *	1,099	80,447
Littelfuse, Inc.	522	113,451
Methode Electronics, Inc.	923	37,705
MTS Systems Corp.	1,684	87,315
Park Electrochemical Corp.	1,226	22,436
PC Connection, Inc.	1,153	30,209
PCM, Inc. *	427	3,779
Plexus Corp. *	1,081	64,590
Rogers Corp. *	284	46,798
Sanmina Corp. *	1,250	32,688
ScanSource, Inc. *	1,105	37,791
SYNNEX Corp.	739	90,697
Systemax, Inc.	626	19,437
Tech Data Corp. *	684	68,585
TTM Technologies, Inc. *	1,672	27,571

JPMorgan Diversified Return U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

Investments	Shares	Value($)
COMMON STOCKS — continued
Electronic Equipment, Instruments & Components — continued
Vishay Intertechnology, Inc.	3,903	85,671

		1,224,693

Energy Equipment & Services — 1.1%
Archrock, Inc.	2,564	23,845
Bristow Group, Inc.	1,571	24,209
CARBO Ceramics, Inc. *	1,364	10,858
Ensco plc, Class A	10,879	64,186
Forum Energy Technologies, Inc. *	2,087	35,270
Geospace Technologies Corp. *	512	7,045
Gulf Island Fabrication, Inc.	1,150	14,835
Helix Energy Solutions Group, Inc. *	2,344	17,650
Matrix Service Co. *	1,654	29,607
McDermott International, Inc. *	8,557	75,131
Newpark Resources, Inc. *	3,300	30,030
Noble Corp. plc *	12,809	60,074
Oil States International, Inc. *	1,123	35,936
Parker Drilling Co. *	3,186	3,632
Pioneer Energy Services Corp. *	4,264	13,858
SEACOR Holdings, Inc. *	2,053	95,629
TETRA Technologies, Inc. *	2,888	11,090
Unit Corp. *	2,422	58,685
US Silica Holdings, Inc.	1,014	33,756

		645,326

Equity Real Estate Investment Trusts (REITs) — 1.8%
Acadia Realty Trust	215	5,280
Agree Realty Corp.	776	37,357
American Assets Trust, Inc.	1,519	53,560
CareTrust REIT, Inc.	1,837	29,190
Chesapeake Lodging Trust	243	6,651
Cousins Properties, Inc.	3,180	28,620
DiamondRock Hospitality Co.	1,757	20,662
EastGroup Properties, Inc.	439	38,110
First Industrial Realty Trust, Inc.	1,928	59,498
Four Corners Property Trust, Inc.	1,825	43,070
Franklin Street Properties Corp.	2,054	20,827
GEO Group, Inc. (The)	1,343	30,285
Government Properties Income Trust	1,165	19,991
Healthcare Realty Trust, Inc.	193	5,765
Kite Realty Group Trust	187	3,153
Lexington Realty Trust	1,044	9,417
LTC Properties, Inc.	2,440	99,991
Mack-Cali Realty Corp.	487	9,774
National Health Investors, Inc.	679	47,890
Pennsylvania REIT	950	10,602
Potlatch Corp.	431	22,800
PS Business Parks, Inc.	555	67,771
Ramco-Gershenson Properties Trust	1,888	24,959
Retail Opportunity Investments Corp.	252	4,629
Rexford Industrial Realty, Inc.	1,814	53,858
Ryman Hospitality Properties, Inc.	998	76,397
Sabra Health Care REIT, Inc.	1,525	27,602
Saul Centers, Inc.	535	29,280
Select Income REIT	1,314	29,381
STAG Industrial, Inc.	1,553	39,322

Investments	Shares	Value($)
Equity Real Estate Investment Trusts (REITs) — continued
Summit Hotel Properties, Inc.	2,126	32,932
Sunstone Hotel Investors, Inc.	1,139	19,192
Terreno Realty Corp.	988	35,173
Urban Edge Properties	173	4,045
Washington REIT	1,301	37,287
Xenia Hotels & Resorts, Inc.	1,743	38,695

		1,123,016

Food & Staples Retailing — 0.7%
Andersons, Inc. (The)	3,524	120,169
Ingles Markets, Inc., Class A	810	27,216
Performance Food Group Co. *	1,712	58,807
PriceSmart, Inc.	760	64,752
SpartanNash Co.	3,348	81,591
United Natural Foods, Inc. *	1,204	57,310

		409,845

Food Products — 3.9%
B&G Foods, Inc.	3,820	126,060
Calavo Growers, Inc.	1,567	136,329
Cal-Maine Foods, Inc. *	2,833	120,544
Darling Ingredients, Inc. *	7,640	141,646
Dean Foods Co.	7,359	76,313
Farmer Brothers Co. *	308	9,733
Fresh Del Monte Produce, Inc.	7,065	334,245
Hostess Brands, Inc. *	9,140	126,132
J&J Snack Foods Corp.	1,701	235,486
Lancaster Colony Corp.	2,576	330,758
Sanderson Farms, Inc.	2,032	257,861
Seaboard Corp.	20	86,720
Snyder’s-Lance, Inc.	5,309	265,344
Tootsie Roll Industries, Inc.	3,310	118,498

		2,365,669

Gas Utilities — 3.5%
New Jersey Resources Corp.	7,994	310,167
Northwest Natural Gas Co.	3,452	197,972
ONE Gas, Inc.	4,952	350,750
South Jersey Industries, Inc.	10,331	304,145
Southwest Gas Holdings, Inc.	4,229	311,170
Spire, Inc.	4,765	316,873
WGL Holdings, Inc.	4,332	364,841

		2,155,918

Health Care Equipment & Supplies — 5.5%
Abaxis, Inc.	1,385	99,235
Accuray, Inc. *	3,946	22,295
Analogic Corp.	1,004	83,232
Anika Therapeutics, Inc. *	978	65,252
Cantel Medical Corp.	1,182	131,119
CONMED Corp.	2,513	145,201
Glaukos Corp. *	1,200	36,012
Globus Medical, Inc., Class A *	1,927	88,719
Haemonetics Corp. *	2,773	179,275
Halyard Health, Inc. *	1,835	89,566
ICU Medical, Inc. *	1,554	355,788
Inogen, Inc. *	691	84,191
Insulet Corp. *	1,149	87,933
Integer Holdings Corp. *	1,557	78,084
Integra LifeSciences Holdings Corp. *	1,714	90,259

JPMorgan Diversified Return U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

Investments	Shares	Value($)
COMMON STOCKS — continued
Health Care Equipment & Supplies — continued
Invacare Corp.	4,355	80,132
iRhythm Technologies, Inc. *	971	57,901
LivaNova plc *	1,356	116,006
Masimo Corp.*	1,314	123,831
Meridian Bioscience, Inc.	2,845	44,524
Merit Medical Systems, Inc. *	2,749	127,691
Natus Medical, Inc. *	3,400	105,570
Neogen Corp. *	1,861	109,855
NuVasive, Inc. *	1,311	64,069
NxStage Medical, Inc. *	1,304	32,639
OraSure Technologies, Inc. *	2,905	63,213
Orthofix International NV *	883	50,720
Penumbra, Inc. *	635	63,246
Quidel Corp. *	2,626	120,218
Surmodics, Inc. *	1,913	56,051
Varex Imaging Corp. *	1,724	73,218
West Pharmaceutical Services, Inc.	4,013	402,103
Wright Medical Group NV *	2,203	50,118

		3,377,266

Health Care Providers & Services — 1.7%
Almost Family, Inc. *	851	48,550
Amedisys, Inc. *	632	33,888
AMN Healthcare Services, Inc. *	1,150	61,698
BioScrip, Inc. *	955	2,664
BioTelemetry, Inc. *	592	20,217
Chemed Corp.	668	174,061
Diplomat Pharmacy, Inc. *	1,061	28,636
Encompass Health Corp.	2,109	111,608
Genesis Healthcare, Inc. *	2,250	2,205
Kindred Healthcare, Inc.	2,597	23,892
LHC Group, Inc. *	1,029	64,621
Magellan Health, Inc. *	1,532	152,587
Molina Healthcare, Inc. *	729	66,601
Owens & Minor, Inc.	2,934	61,790
Select Medical Holdings Corp. *	2,907	51,454
Tivity Health, Inc. *	3,750	145,313

		1,049,785

Health Care Technology — 0.6%
Computer Programs & Systems, Inc.	766	22,942
HMS Holdings Corp. *	2,070	35,459
Medidata Solutions, Inc. *	1,064	72,469
Omnicell, Inc. *	3,982	195,317
Quality Systems, Inc. *	1,361	17,693
Teladoc, Inc. *	1,338	50,041

		393,921

Hotels, Restaurants & Leisure — 4.0%
Belmond Ltd., Class A *	3,890	50,181
Biglari Holdings, Inc. *	55	22,698
BJ’s Restaurants, Inc.	1,184	44,696
Bloomin’ Brands, Inc.	2,488	54,811
Boyd Gaming Corp.	3,459	136,527
Buffalo Wild Wings, Inc. *	350	54,950
Caesars Entertainment Corp. *	3,610	50,359
Cheesecake Factory, Inc. (The)	2,141	105,316
Churchill Downs, Inc.	410	106,190
Chuy’s Holdings, Inc. *	1,070	28,355

Investments	Shares	Value($)
Hotels, Restaurants & Leisure — continued
Cracker Barrel Old Country Store, Inc.	605	106,770
Dave & Buster’s Entertainment, Inc. *	1,065	50,055
DineEquity, Inc.	1,935	107,160
Dover Motorsports, Inc.	3,320	6,640
El Pollo Loco Holdings, Inc. *	3,005	30,200
Eldorado Resorts, Inc. *	1,991	68,789
Fiesta Restaurant Group, Inc. *	840	16,128
ILG, Inc.	3,725	117,002
Jack in the Box, Inc.	713	64,876
La Quinta Holdings, Inc. *	4,208	83,865
Luby’s, Inc. *	2,257	6,906
Marcus Corp. (The)	636	16,536
Marriott Vacations Worldwide Corp.	896	136,488
Noodles & Co. *	1,222	7,210
Papa John’s International, Inc.	3,536	229,451
Penn National Gaming, Inc. *	3,015	96,209
Pinnacle Entertainment, Inc. *	1,788	57,735
Planet Fitness, Inc., Class A *	1,860	62,794
Red Robin Gourmet Burgers, Inc. *	2,566	135,100
Red Rock Resorts, Inc., Class A	2,242	77,865
Ruth’s Hospitality Group, Inc.	1,739	41,214
Scientific Games Corp., Class A *	1,359	63,397
Texas Roadhouse, Inc.	1,948	114,387
Wingstop, Inc.	1,442	69,735

		2,420,595

Household Durables — 4.6%
Bassett Furniture Industries, Inc.	1,425	48,379
Beazer Homes USA, Inc. *	7,109	131,801
Ethan Allen Interiors, Inc.	6,604	164,109
Hamilton Beach Brands Holding Co. *‡	544	11,469
Hamilton Beach Brands Holding Co., Class A	1,558	40,056
Helen of Troy Ltd. *	3,062	285,225
Installed Building Products, Inc. *	718	51,660
iRobot Corp. *	1,268	112,535
KB Home	5,138	161,950
La-Z-Boy, Inc.	6,837	206,136
LGI Homes, Inc. *	2,871	194,309
M/I Homes, Inc. *	5,325	172,211
MDC Holdings, Inc.	6,879	231,891
Meritage Homes Corp. *	3,410	161,805
Skyline Corp. *	2,042	45,108
Taylor Morrison Home Corp., Class A *	5,910	150,291
TopBuild Corp. *	1,336	102,257
TRI Pointe Group, Inc. *	9,784	159,577
Universal Electronics, Inc. *	2,021	93,168
William Lyon Homes, Class A *	4,003	108,681
ZAGG, Inc. *	11,167	186,489

		2,819,107

Household Products — 0.9%
Central Garden & Pet Co. *	2,651	103,893
Central Garden & Pet Co., Class A *	4,862	183,395
HRG Group, Inc. *	458	8,358

JPMorgan Diversified Return U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

Investments	Shares	Value($)
COMMON STOCKS — continued
Household Products — continued
WD-40 Co.	1,916	237,105

		532,751

Independent Power and Renewable Electricity Producers—0.9%
Atlantica Yield plc	1,025	21,607
NRG Yield, Inc., Class A	1,493	28,113
Ormat Technologies, Inc.	4,815	337,435
Pattern Energy Group, Inc., Class A	4,563	94,089
TerraForm Power, Inc., Class A	7,984	87,026

		568,270

Insurance — 1.1%
Baldwin & Lyons, Inc., Class B	189	4,347
CNO Financial Group, Inc.	2,079	51,123
Crawford & Co., Class B	255	2,405
Employers Holdings, Inc.	1,152	48,845
FBL Financial Group, Inc., Class A	563	39,185
Horace Mann Educators Corp.	930	38,409
Infinity Property & Casualty Corp.	781	79,076
National Western Life Group, Inc., Class A	78	25,264
Navigators Group, Inc. (The)	1,040	50,544
Primerica, Inc.	313	31,613
RLI Corp.	711	45,689
Safety Insurance Group, Inc.	525	40,766
Selective Insurance Group, Inc.	2,213	128,907
State Auto Financial Corp.	1,009	30,038
Stewart Information Services Corp.	822	36,587

		652,798

Internet & Direct Marketing Retail — 0.7%
Lands’ End, Inc. *	1,146	19,253
Nutrisystem, Inc.	6,866	296,954
PetMed Express, Inc.	1,700	76,840
Shutterfly, Inc. *	145	9,882

		402,929

Internet Software & Services — 1.4%
2U, Inc. *	967	71,819
Alarm.com Holdings, Inc. *	1,009	38,725
Blucora, Inc. *	1,460	35,624
Envestnet, Inc. *	984	52,890
Five9, Inc. *	1,869	48,613
Gogo, Inc. *	3,708	35,745
GrubHub, Inc. *	1,399	101,078
j2 Global, Inc.	990	79,190
Liquidity Services, Inc. *	653	3,134
LivePerson, Inc. *	2,789	33,329
Meet Group, Inc. (The) *	8,270	22,825
Shutterstock, Inc. *	1,653	73,162
Stamps.com, Inc. *	278	56,670
Trade Desk, Inc. (The), Class A *	687	33,306
Travelzoo *	241	1,494
TrueCar, Inc. *	3,636	42,868
Web.com Group, Inc. *	2,962	68,867
XO Group, Inc. *	2,239	42,765

		842,104

IT Services — 2.1%
Acxiom Corp. *	2,945	79,721
CACI International, Inc., Class A *	771	108,364
Cardtronics plc, Class A *	1,074	26,270

Investments	Shares	Value($)
IT Services — continued
Computer Task Group, Inc. *	1,214	6,313
Convergys Corp.	2,635	61,316
CSG Systems International, Inc.	1,899	85,778
EPAM Systems, Inc. *	591	69,431
EVERTEC, Inc.	1,800	28,170
ExlService Holdings, Inc. *	723	43,922
ManTech International Corp., Class A	464	24,160
MAXIMUS, Inc.	5,739	391,285
Perficient, Inc. *	1,624	31,457
Science Applications International Corp.	1,157	88,684
Sykes Enterprises, Inc. *	582	18,054
Syntel, Inc. *	1,607	36,238
Travelport Worldwide Ltd.	4,378	59,585
TTEC Holdings, Inc.	1,475	58,557
Unisys Corp. *	1,392	12,389
Virtusa Corp. *	1,223	54,570

		1,284,264

Leisure Products — 0.6%
American Outdoor Brands Corp. *	1,343	16,022
Callaway Golf Co.	14,899	220,058
JAKKS Pacific, Inc. *	8,731	22,264
Nautilus, Inc. *	8,069	103,687
Sturm Ruger & Co., Inc.	402	21,286

		383,317

Life Sciences Tools & Services — 0.5%
Cambrex Corp. *	1,543	86,948
Fluidigm Corp. *	746	4,573
Luminex Corp.	3,340	67,435
PRA Health Sciences, Inc. *	908	82,682
Syneos Health, Inc. *	928	35,589

		277,227

Machinery — 3.2%
Actuant Corp., Class A	1,046	25,888
Albany International Corp., Class A	1,309	83,056
Astec Industries, Inc.	439	27,394
Barnes Group, Inc.	924	60,790
Briggs & Stratton Corp.	9,550	230,919
Chart Industries, Inc. *	1,922	95,274
CIRCOR International, Inc.	546	28,949
Columbus McKinnon Corp.	2,590	106,061
EnPro Industries, Inc.	880	77,431
ESCO Technologies, Inc.	605	36,996
Federal Signal Corp.	1,248	25,384
Franklin Electric Co., Inc.	1,166	52,820
Greenbrier Cos., Inc. (The)	544	27,282
Hillenbrand, Inc.	3,225	142,868
John Bean Technologies Corp.	660	75,075
Kennametal, Inc.	1,039	50,682
LB Foster Co., Class A *	309	8,389
Lindsay Corp.	261	23,284
LS Starrett Co. (The), Class A	763	6,371
Manitowoc Co., Inc. (The) *	654	26,212
Meritor, Inc. *	1,254	34,209
Mueller Industries, Inc.	1,836	60,753

JPMorgan Diversified Return U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

Investments	Shares	Value($)
COMMON STOCKS — continued
Machinery — continued
Mueller Water Products, Inc., Class A	4,037	46,950
Proto Labs, Inc. *	481	52,597
RBC Bearings, Inc. *	764	96,264
Rexnord Corp. *	1,907	53,606
Standex International Corp.	426	44,709
Tennant Co.	752	50,685
Titan International, Inc.	5,708	75,973
TriMas Corp. *	1,221	32,479
Wabash National Corp.	2,546	65,763
Watts Water Technologies, Inc., Class A	957	76,321
Woodward, Inc.	714	55,349

		1,956,783

Marine — 0.1%
Matson, Inc.	930	31,815

Media — 1.5%
AMC Entertainment Holdings, Inc., Class A	1,523	19,494
Entercom Communications Corp., Class A	3,884	42,918
EW Scripps Co. (The), Class A *	1,931	30,915
Gannett Co., Inc.	4,802	56,664
Gray Television, Inc. *	2,998	49,017
Liberty Media Corp.-Liberty Formula One, Class A *	2,653	94,659
Loral Space & Communications, Inc. *	1,049	48,936
MDC Partners, Inc., Class A *	1,737	15,633
Meredith Corp.	1,305	86,313
MSG Networks, Inc., Class A *	1,945	46,680
New York Times Co. (The), Class A	4,836	112,437
Nexstar Media Group, Inc., Class A	1,067	80,132
Scholastic Corp.	1,651	63,432
Sinclair Broadcast Group, Inc., Class A	1,420	52,682
World Wrestling Entertainment, Inc., Class A	3,386	119,695

		919,607

Metals & Mining — 1.8%
AK Steel Holding Corp. *	4,658	23,569
Allegheny Technologies, Inc. *	2,762	74,464
Carpenter Technology Corp.	1,620	83,268
Century Aluminum Co. *	2,681	59,652
Cleveland-Cliffs, Inc. *	7,231	49,532
Coeur Mining, Inc. *	7,620	61,265
Commercial Metals Co.	4,232	101,737
Compass Minerals International, Inc.	2,242	163,442
Haynes International, Inc.	1,381	49,440
Hecla Mining Co.	12,897	49,524
Kaiser Aluminum Corp.	1,648	181,676
Materion Corp.	718	35,685
Olympic Steel, Inc.	787	18,345
SunCoke Energy, Inc. *	3,616	40,138

Investments	Shares	Value($)
Metals & Mining — continued
Worthington Industries, Inc.	1,873	87,581

		1,079,318

Mortgage Real Estate Investment Trusts (REITs) — 0.4%
AG Mortgage Investment Trust, Inc.	1,158	20,196
ARMOUR Residential REIT, Inc.	2,057	48,154
Capstead Mortgage Corp.	7,126	58,505
CYS Investments, Inc.	6,753	45,515
New York Mortgage Trust, Inc.	5,524	31,487
Redwood Trust, Inc.	1,971	29,348
Western Asset Mortgage Capital Corp.	2,725	25,424

		258,629

Multiline Retail — 0.4%
Big Lots, Inc.	1,433	87,098
Dillard’s, Inc., Class A	1,103	74,518
Fred’s, Inc., Class A	3,683	12,191
Ollie’s Bargain Outlet Holdings, Inc. *	1,780	98,879

		272,686

Multi-Utilities — 1.5%
Avista Corp.	6,789	341,894
Black Hills Corp.	5,139	285,472
NorthWestern Corp.	5,259	285,774

		913,140

Oil, Gas & Consumable Fuels — 1.8%
Abraxas Petroleum Corp. *	7,118	17,012
Callon Petroleum Co. *	3,759	42,665
Contango Oil & Gas Co. *	1,187	4,867
CVR Energy, Inc.	2,697	96,526
Delek US Energy, Inc.	2,984	104,112
DHT Holdings, Inc.	5,054	17,487
Frontline Ltd.	791	3,639
GasLog Ltd.	1,521	30,724
Golar LNG Ltd.	2,302	62,822
Green Plains, Inc.	4,110	71,925
Halcon Resources Corp. *	5,723	45,727
Matador Resources Co. *	2,920	94,637
NACCO Industries, Inc., Class A	779	32,757
Nordic American Tankers Ltd.	732	1,691
Oasis Petroleum, Inc. *	2,129	18,437
Pacific Ethanol, Inc. *	3,168	13,306
Resolute Energy Corp. *	1,319	44,740
REX American Resources Corp.*	1,154	94,224
Sanchez Energy Corp. *	2,016	9,979
Scorpio Tankers, Inc.	3,372	8,969
SemGroup Corp., Class A	3,007	86,150
Ship Finance International Ltd.	4,418	67,595
SRC Energy, Inc. *	8,657	86,137
Teekay Tankers Ltd., Class A	6,879	8,736
Ultra Petroleum Corp. *	5,737	40,044
W&T Offshore, Inc. *	4,638	22,448

		1,127,356

Paper & Forest Products — 1.0%
Boise Cascade Co.	1,355	60,230
Clearwater Paper Corp. *	1,173	55,190
Deltic Timber Corp.	606	57,279

JPMorgan Diversified Return U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

Investments	Shares	Value($)
COMMON STOCKS — continued
Paper & Forest Products — continued
KapStone Paper and Packaging Corp.	2,533	87,743
Louisiana-Pacific Corp. *	2,090	61,885
PH Glatfelter Co.	4,480	104,653
Schweitzer-Mauduit International, Inc.	4,138	187,368

		614,348

Personal Products — 0.8%
Medifast, Inc.	2,788	191,563
Nature’s Sunshine Products, Inc.	399	4,828
USANA Health Sciences, Inc. *	4,217	314,799

		511,190

Pharmaceuticals — 1.0%
Aerie Pharmaceuticals, Inc. *	678	37,188
ANI Pharmaceuticals, Inc. *	646	43,385
Catalent, Inc. *	1,910	88,891
Corcept Therapeutics, Inc. *	2,406	55,374
Depomed, Inc. *	1,095	8,048
Impax Laboratories, Inc. *	1,269	24,682
Innoviva, Inc. *	3,580	52,232
Lannett Co., Inc. *	950	19,333
Medicines Co. (The) *	936	31,010
Melinta Therapeutics, Inc. *	211	2,944
Nektar Therapeutics *	647	54,096
Pacira Pharmaceuticals, Inc. *	388	14,123
Paratek Pharmaceuticals, Inc. *	1,227	18,712
Prestige Brands Holdings, Inc. *	2,051	85,793
Supernus Pharmaceuticals, Inc. *	928	36,238
Theravance Biopharma, Inc. *	1,204	31,834

		603,883

Professional Services — 0.9%
Acacia Research Corp. *	447	1,631
CRA International, Inc.	872	40,487
Forrester Research, Inc.	2,472	107,903
FTI Consulting, Inc. *	144	6,260
Heidrick & Struggles International, Inc.	433	11,431
Huron Consulting Group, Inc. *	525	21,079
Insperity, Inc.	1,365	83,606
Kelly Services, Inc., Class A	681	19,279
Korn/Ferry International	618	27,538
Navigant Consulting, Inc. *	2,136	43,831
On Assignment, Inc. *	966	73,967
Resources Connection, Inc.	1,024	16,742
TriNet Group, Inc. *	1,592	69,841
TrueBlue, Inc. *	384	10,502
WageWorks, Inc. *	169	10,233

		544,330

Real Estate Management & Development — 0.0% (a)
Kennedy-Wilson Holdings, Inc.	1,377	24,442

Road & Rail — 1.3%
AMERCO	1,037	378,588
ArcBest Corp.	1,234	43,869
Avis Budget Group, Inc. *	1,218	54,761
Covenant Transportation Group, Inc., Class A *	1,545	45,315

Investments	Shares	Value($)
Road & Rail — continued
Heartland Express, Inc.	2,060	46,741
Knight-Swift Transportation Holdings, Inc.	1,101	54,819
Saia, Inc. *	758	57,267
Werner Enterprises, Inc.	2,052	83,516

		764,876

Semiconductors & Semiconductor Equipment — 2.6%
Advanced Energy Industries, Inc. *	996	70,846
Amkor Technology, Inc. *	4,719	47,473
Axcelis Technologies, Inc. *	1,448	37,503
Brooks Automation, Inc.	3,048	85,039
Cabot Microelectronics Corp.	1,336	136,125
CEVA, Inc. *	1,134	49,896
Cirrus Logic, Inc. *	756	37,475
Cohu, Inc.	334	7,605
Cree, Inc. *	1,692	58,391
Diodes, Inc. *	1,837	51,785
DSP Group, Inc. *	454	5,947
Entegris, Inc.	2,400	78,120
Inphi Corp. *	1,484	44,327
Integrated Device Technology, Inc. *	1,944	58,126
Lattice Semiconductor Corp. *	6,531	42,517
MaxLinear, Inc. *	2,496	64,372
MKS Instruments, Inc.	754	77,134
Monolithic Power Systems, Inc.	919	109,471
Nanometrics, Inc. *	2,413	59,770
NeoPhotonics Corp. *	2,815	15,792
Photronics, Inc. *	2,717	22,823
Power Integrations, Inc.	977	72,982
Rambus, Inc. *	3,783	47,779
Semtech Corp. *	2,756	98,665
Sigma Designs, Inc. *	25	141
Silicon Laboratories, Inc. *	823	79,173
Synaptics, Inc. *	386	16,729
Ultra Clean Holdings, Inc. *	1,559	33,815
Veeco Instruments, Inc. *	684	11,389
Xcerra Corp. *	3,120	31,138
Xperi Corp.	2,914	65,419

		1,617,767

Software — 3.3%
8x8, Inc. *	6,713	118,820
ACI Worldwide, Inc. *	5,666	132,811
Agilysys, Inc. *	1,243	14,916
Aspen Technology, Inc. *	1,602	124,075
Barracuda Networks, Inc. *	1,058	29,148
Blackbaud, Inc.	836	80,106
Bottomline Technologies de, Inc. *	1,175	42,887
BroadSoft, Inc. *	948	52,045
Callidus Software, Inc. *	2,060	74,057
CommVault Systems, Inc. *	1,590	84,827
Ebix, Inc.	1,436	117,896
Ellie Mae, Inc. *	658	61,523
Fair Isaac Corp.	874	150,905
Globant SA *	576	26,173
MicroStrategy, Inc., Class A *	473	65,146
Paycom Software, Inc. *	1,018	93,290
Pegasystems, Inc.	2,328	118,379

JPMorgan Diversified Return U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

Investments	Shares	Value($)
COMMON STOCKS — continued
Software — continued
Progress Software Corp.	3,072	153,078
Qualys, Inc. *	2,353	147,063
RealNetworks, Inc. *	2,454	7,607
RealPage, Inc. *	1,223	60,844
RingCentral, Inc., Class A *	1,436	77,975
Rosetta Stone, Inc. *	2,066	26,403
Synchronoss Technologies, Inc. *	960	7,718
TiVo Corp.	2,316	32,308
Varonis Systems, Inc. *	908	49,304
VASCO Data Security International, Inc. *	1,895	27,288
Verint Systems, Inc. *	1,613	67,343

		2,043,935

Specialty Retail — 3.0%
Aaron’s, Inc.	1,470	60,108
Abercrombie & Fitch Co., Class A	1,486	30,775
American Eagle Outfitters, Inc.	3,828	68,904
Asbury Automotive Group, Inc. *	931	67,637
Barnes & Noble, Inc.	3,098	14,561
bebe stores, Inc. *	1,725	10,436
Buckle, Inc. (The)	3,176	63,679
Build-A-Bear Workshop, Inc. *	1,422	12,229
Caleres, Inc.	2,146	63,608
Cato Corp. (The), Class A	1,790	21,265
Chico’s FAS, Inc.	4,610	43,841
Children’s Place, Inc. (The)	515	77,147
Citi Trends, Inc.	1,561	36,699
Conn’s, Inc. *	737	24,542
DSW, Inc., Class A	3,557	71,247
Express, Inc. *	1,915	13,367
Finish Line, Inc. (The), Class A	2,241	25,391
Five Below, Inc. *	1,315	85,383
Francesca’s Holdings Corp. *	3,222	18,784
Genesco, Inc. *	752	26,207
GNC Holdings, Inc., Class A *	1,824	7,934
Group 1 Automotive, Inc.	953	74,763
Guess?, Inc.	2,908	53,420
Haverty Furniture Cos., Inc.	1,667	37,174
Hibbett Sports, Inc. *	1,539	34,781
Kirkland’s, Inc. *	1,625	17,241
Lithia Motors, Inc., Class A	514	64,229
Lumber Liquidators Holdings, Inc. *	561	15,674
Monro, Inc.	2,656	150,064
Office Depot, Inc.	8,033	26,107
Pier 1 Imports, Inc.	2,891	9,598
Rent-A-Center, Inc.	1,732	18,758
RH *	308	28,949
Shoe Carnival, Inc.	2,859	65,328
Sleep Number Corp. *	2,732	102,833
Sonic Automotive, Inc., Class A	1,517	32,691
Tailored Brands, Inc.	1,232	29,802
Tile Shop Holdings, Inc.	1,750	16,363
Vitamin Shoppe, Inc. *	978	4,157
Zumiez, Inc. *	8,885	184,364

		1,810,040

Technology Hardware, Storage & Peripherals — 0.3%
Cray, Inc. *	1,382	33,514
Diebold Nixdorf, Inc.	1,947	35,922

Investments	Shares	Value($)
Technology Hardware, Storage & Peripherals — continued
Electronics For Imaging, Inc. *	1,234	36,082
Stratasys Ltd. *	2,305	49,304
Super Micro Computer, Inc. *	1,403	32,023

		186,845

Textiles, Apparel & Luxury Goods — 2.1%
Columbia Sportswear Co.	5,432	405,607
G-III Apparel Group Ltd. *	1,251	46,725
Iconix Brand Group, Inc. *	1,560	1,950
Movado Group, Inc.	1,622	49,633
Oxford Industries, Inc.	1,802	141,998
Steven Madden Ltd. *	8,230	380,226
Vera Bradley, Inc. *	11,657	108,294
Wolverine World Wide, Inc.	5,245	172,193

		1,306,626

Thrifts & Mortgage Finance — 0.8%
BofI Holding, Inc. *	1,183	42,553
Capitol Federal Financial, Inc.	3,443	45,034
Dime Community Bancshares, Inc.	2,324	44,156
Kearny Financial Corp.	2,848	39,302
MGIC Investment Corp. *	3,568	52,878
Northwest Bancshares, Inc.	2,663	44,872
OceanFirst Financial Corp.	2,233	59,063
Oritani Financial Corp.	2,060	34,402
PHH Corp. *	1,503	13,482
TrustCo Bank Corp.	2,354	20,244
Washington Federal, Inc.	1,791	64,297

		460,283

Tobacco — 0.9%
Universal Corp.	3,715	178,320
Vector Group Ltd.	17,170	365,721

		544,041

Trading Companies & Distributors — 1.4%
Aircastle Ltd.	2,537	59,924
Applied Industrial Technologies, Inc.	3,039	224,126
Beacon Roofing Supply, Inc. *	1,900	114,950
DXP Enterprises, Inc. *	357	12,213
GATX Corp.	1,071	76,191
GMS, Inc. *	1,245	42,679
Kaman Corp.	1,435	89,974
Lawson Products, Inc. *	542	12,872
MRC Global, Inc. *	4,150	74,617
SiteOne Landscape Supply, Inc. *	1,496	113,935
Textainer Group Holdings Ltd. *	903	22,124
Titan Machinery, Inc. *	1,869	40,165

		883,770

Water Utilities — 1.4%
American States Water Co.	4,197	231,758
California Water Service Group	5,746	233,862
Connecticut Water Service, Inc.	6,035	320,157
SJW Group	1,582	94,667

		880,444

TOTAL COMMON STOCKS (Cost $54,662,818)		61,100,944

JPMorgan Diversified Return U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

Investments	Number of Rights	Value($)
RIGHTS — 0.0% (a)
Media — 0.0% (a)
Media General, Inc., CVR *‡ (Cost $–)	1,533	75

Investments	Shares	Value($)
SHORT-TERM INVESTMENTS — 0.2%
INVESTMENT COMPANIES — 0.2%
JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 1.18% (b)(c) (Cost $133,470)	133,470	133,470

Total Investments — 100.0% (Cost $54,796,288)		61,234,489
Other Assets Less Liabilities — 0.0% (a)		14,189

Net Assets — 100.0%		61,248,678

Percentages indicated are based on net assets.

*	Non-income producing security.
‡	Value determined using significant unobservable inputs.
(a)	Represents less than 0.05% of net assets.
(b)	Affiliated company as defined under the Investment Company Act of 1940.
(c)	The rate shown was the current yield as of January 31, 2018.

Abbreviations

CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

JPMorgan Diversified Return U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Aerospace & Defense	$604,397	$—	$—	$604,397
Air Freight & Logistics	147,005	—	—	147,005
Airlines	188,600	—	—	188,600
Auto Components	1,590,550	—	—	1,590,550
Automobiles	234,386	—	—	234,386
Banks	1,866,959	—	—	1,866,959
Beverages	896,351	—	—	896,351
Biotechnology	1,548,593	—	—	1,548,593
Building Products	801,677	—	—	801,677
Capital Markets	73,219	—	—	73,219
Chemicals	2,384,000	—	—	2,384,000
Commercial Services & Supplies	2,496,635	—	—	2,496,635
Communications Equipment	952,757	—	—	952,757
Construction & Engineering	395,318	—	—	395,318
Construction Materials	47,644	—	—	47,644
Consumer Finance	101,849	—	—	101,849
Containers & Packaging	90,305	—	—	90,305
Distributors	435,915	—	—	435,915
Diversified Consumer Services	572,553	—	—	572,553
Diversified Telecommunication Services	926,299	—	—	926,299
Electric Utilities	2,234,690	—	—	2,234,690
Electrical Equipment	226,287	—	—	226,287
Electronic Equipment, Instruments & Components	1,224,693	—	—	1,224,693
Energy Equipment & Services	645,326	—	—	645,326
Equity Real Estate Investment Trusts (REITs)	1,123,016	—	—	1,123,016
Food & Staples Retailing	409,845	—	—	409,845
Food Products	2,365,669	—	—	2,365,669
Gas Utilities	2,155,918	—	—	2,155,918
Health Care Equipment & Supplies	3,377,266	—	—	3,377,266

JPMorgan Diversified Return U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Health Care Providers & Services	$1,049,785	$—	$—	$1,049,785
Health Care Technology	393,921	—	—	393,921
Hotels, Restaurants & Leisure	2,420,595	—	—	2,420,595
Household Durables	2,807,638	—	11,469	2,819,107
Household Products	532,751	—	—	532,751
Independent Power and Renewable Electricity Producers	568,270	—	—	568,270
Insurance	652,798	—	—	652,798
Internet & Direct Marketing Retail	402,929	—	—	402,929
Internet Software & Services	842,104	—	—	842,104
IT Services	1,284,264	—	—	1,284,264
Leisure Products	383,317	—	—	383,317
Life Sciences Tools & Services	277,227	—	—	277,227
Machinery	1,956,783	—	—	1,956,783
Marine	31,815	—	—	31,815
Media	919,607	—	—	919,607
Metals & Mining	1,079,318	—	—	1,079,318
Mortgage Real Estate Investment Trusts (REITs)	258,629	—	—	258,629
Multiline Retail	272,686	—	—	272,686
Multi-Utilities	913,140	—	—	913,140
Oil, Gas & Consumable Fuels	1,127,356	—	—	1,127,356
Paper & Forest Products	614,348	—	—	614,348
Personal Products	511,190	—	—	511,190
Pharmaceuticals	603,883	—	—	603,883
Professional Services	544,330	—	—	544,330
Real Estate Management & Development	24,442	—	—	24,442
Road & Rail	764,876	—	—	764,876
Semiconductors & Semiconductor Equipment	1,617,767	—	—	1,617,767
Software	2,043,935	—	—	2,043,935
Specialty Retail	1,810,040	—	—	1,810,040
Technology Hardware, Storage & Peripherals	186,845	—	—	186,845
Textiles, Apparel & Luxury Goods	1,306,626	—	—	1,306,626
Thrifts & Mortgage Finance	460,283	—	—	460,283
Tobacco	544,041	—	—	544,041
Trading Companies & Distributors	883,770	—	—	883,770
Water Utilities	880,444	—	—	880,444

Total Common Stocks	61,089,475	—	11,469	61,100,944

Rights
Media	—	—	75	75
Short-Term Investment
Investment Company	133,470	—	—	133,470

Total Investments in Securities	$61,222,945	$—	$11,544	$61,234,489

Transfers between fair value levels are valued utilizing values as of beginning of the period.

There were no transfers among any levels during the period ended January 31, 2018.

JPMorgan U.S Dividend ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited)

Investments	Shares	Value($)
COMMON STOCKS — 99.6%
Aerospace & Defense — 0.6%
Lockheed Martin Corp.	503	178,490

Air Freight & Logistics — 0.3%
United Parcel Service, Inc., Class B	712	90,652

Airlines — 0.6%
Copa Holdings SA, Class A	1,180	163,229

Automobiles — 1.4%
Ford Motor Co.	13,019	142,819
General Motors Co.	3,788	160,649
Harley-Davidson, Inc.	1,642	79,571

		383,039

Banks — 0.7%
PacWest Bancorp	1,231	64,541
People’s United Financial, Inc.	5,979	117,607

		182,148

Beverages — 1.9%
Brown-Forman Corp., Class B	120	8,316
Coca-Cola Co. (The)	3,435	163,472
Dr Pepper Snapple Group, Inc.	1,236	147,516
Molson Coors Brewing Co., Class B	677	56,881
PepsiCo, Inc.	1,222	147,007

		523,192

Biotechnology — 1.8%
AbbVie, Inc.	1,701	190,886
Amgen, Inc.	794	147,724
Gilead Sciences, Inc.	1,900	159,220

		497,830

Chemicals — 5.5%
Air Products & Chemicals, Inc.	998	168,033
CF Industries Holdings, Inc.	4,331	183,808
Eastman Chemical Co.	1,582	156,903
Huntsman Corp.	5,077	175,512
LyondellBasell Industries NV, Class A	1,556	186,471
Mosaic Co. (The)	6,674	182,200
Olin Corp.	3,049	113,667
Praxair, Inc.	1,058	170,856
RPM International, Inc.	2,616	136,555
Scotts Miracle-Gro Co. (The)	432	38,997

		1,513,002

Commercial Services & Supplies — 1.1%
Pitney Bowes, Inc.	10,141	143,090
Waste Management, Inc.	1,894	167,486

		310,576

Containers & Packaging — 2.5%
Avery Dennison Corp.	180	22,082
Bemis Co., Inc.	540	25,240
International Paper Co.	2,864	180,031
Packaging Corp. of America	1,369	171,987
Sonoco Products Co.	2,916	158,368

Investments	Shares	Value($)
Containers & Packaging — continued
WestRock Co.	2,106	140,323

		698,031

Distributors — 0.6%
Genuine Parts Co.	1,668	173,589

Diversified Consumer Services — 0.4%
H&R Block, Inc.	4,477	118,820

Diversified Telecommunication Services — 2.0%
AT&T, Inc.	4,456	166,877
CenturyLink, Inc.	11,112	197,905
Verizon Communications, Inc.	3,241	175,241

		540,023

Electric Utilities — 8.5%
Alliant Energy Corp.	3,452	137,217
American Electric Power Co., Inc.	2,088	143,613
Avangrid, Inc.	1,579	76,929
Duke Energy Corp.	1,818	142,713
Edison International	1,389	86,854
Entergy Corp.	1,878	147,780
Eversource Energy	2,500	157,725
Exelon Corp.	3,904	150,343
FirstEnergy Corp.	4,749	156,242
Great Plains Energy, Inc.	4,725	147,042
Hawaiian Electric Industries, Inc.	2,770	94,485
OGE Energy Corp.	3,241	104,360
PG&E Corp.	2,989	126,823
Pinnacle West Capital Corp.	1,696	135,595
PPL Corp.	4,421	140,897
Southern Co. (The)	3,179	143,405
Westar Energy, Inc.	2,364	122,124
Xcel Energy, Inc.	3,090	141,028

		2,355,175

Electrical Equipment — 2.0%
Eaton Corp. plc	2,044	171,635
Emerson Electric Co.	2,474	178,697
Hubbell, Inc.	1,268	172,384
Rockwell Automation, Inc.	149	29,396

		552,112

Energy Equipment & Services — 0.6%
Helmerich & Payne, Inc.	2,433	175,249

Equity Real Estate Investment Trusts (REITs) — 10.3%
Apple Hospitality REIT, Inc.	2,328	45,373
Brandywine Realty Trust	8,364	150,050
Brixmor Property Group, Inc.	1,329	21,570
Colony NorthStar, Inc., Class A	2,526	22,683
CoreCivic, Inc.	4,357	101,126
Corporate Office Properties Trust	950	25,935
DDR Corp.	11,422	92,747
Digital Realty Trust, Inc.	1,393	155,946
Duke Realty Corp.	3,797	100,279
EPR Properties	566	33,428
Gaming and Leisure Properties, Inc.	3,557	129,617
HCP, Inc.	3,898	93,864
Healthcare Trust of America, Inc., Class A	704	19,437
Hospitality Properties Trust	4,354	123,697
Iron Mountain, Inc.	3,863	135,321

JPMorgan U.S Dividend ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

Investments	Shares	Value($)
COMMON STOCKS — continued
Equity Real Estate Investment Trusts (REITs) — continued
Kimco Realty Corp.	7,027	111,799
Liberty Property Trust	3,612	149,573
Macerich Co. (The)	1,170	75,547
Medical Properties Trust, Inc.	1,948	25,480
National Retail Properties, Inc.	2,332	92,534
Omega Healthcare Investors, Inc.	5,035	136,146
Outfront Media, Inc.	2,809	62,922
Piedmont Office Realty Trust, Inc., Class A	4,036	78,783
Rayonier, Inc.	3,923	127,341
Senior Housing Properties Trust	7,185	124,516
Spirit Realty Capital, Inc.	17,746	144,985
Uniti Group, Inc.*	7,085	112,155
Ventas, Inc.	673	37,668
VEREIT, Inc.	17,338	124,834
Welltower, Inc.	1,584	94,992
WP Carey, Inc.	1,571	101,816

		2,852,164

Food & Staples Retailing — 0.6%
Sysco Corp.	2,818	177,168

Food Products — 3.1%
Archer-Daniels-Midland Co.	991	42,564
Campbell Soup Co.	2,629	122,380
Conagra Brands, Inc.	3,930	149,340
Flowers Foods, Inc.	6,888	135,074
General Mills, Inc.	2,373	138,797
JM Smucker Co. (The)	70	8,882
Kellogg Co.	2,038	138,808
Kraft Heinz Co. (The)	1,598	125,267

		861,112

Gas Utilities — 0.2%
National Fuel Gas Co.	852	47,499

Health Care Equipment & Supplies — 3.2%
Abbott Laboratories	2,907	180,699
Becton Dickinson and Co.	714	173,459
Hill-Rom Holdings, Inc.	1,098	93,692
Medtronic plc	1,689	145,068
ResMed, Inc.	1,222	123,166
Stryker Corp.	1,001	164,545

		880,629

Health Care Providers & Services — 0.8%
Patterson Cos., Inc.	2,167	77,773
Quest Diagnostics, Inc.	1,424	150,688

		228,461

Hotels, Restaurants & Leisure — 3.8%
Darden Restaurants, Inc.	1,732	166,012
Extended Stay America, Inc.	7,028	142,176
International Game Technology plc	2,660	77,326
Las Vegas Sands Corp.	2,325	180,234
McDonald’s Corp.	943	161,385
Six Flags Entertainment Corp.	2,260	152,686
Wendy’s Co. (The)	10,056	162,706

		1,042,525

Household Durables — 1.6%
Garmin Ltd.	2,615	164,588
Leggett & Platt, Inc.	3,203	148,971

Investments	Shares	Value($)
Household Durables — continued
Tupperware Brands Corp.	2,184	126,148

		439,707

Household Products — 1.4%
Clorox Co. (The)	988	139,990
Kimberly-Clark Corp.	1,045	122,265
Procter & Gamble Co. (The)	1,450	125,193

		387,448

Independent Power and Renewable Electricity Producers — 0.6%
AES Corp.	15,323	177,134

Industrial Conglomerates — 0.9%
3M Co.	677	169,588
General Electric Co.	5,503	88,984

		258,572

Insurance — 0.6%
Old Republic International Corp.	7,606	163,453

IT Services — 0.9%
International Business Machines Corp.	451	73,828
Paychex, Inc.	2,415	164,824

		238,652

Leisure Products — 1.0%
Hasbro, Inc.	1,481	140,058
Mattel, Inc.	8,889	140,802

		280,860

Life Sciences Tools & Services — 0.1%
Bio-Techne Corp.	268	37,598

Machinery — 2.1%
Caterpillar, Inc.	1,159	188,662
Cummins, Inc.	969	182,172
Stanley Black & Decker, Inc.	958	159,248
Timken Co. (The)	1,160	60,958

		591,040

Media — 1.9%
Cinemark Holdings, Inc.	3,260	119,968
Regal Entertainment Group, Class A	8,024	183,589
TEGNA, Inc.	8,771	126,917
Viacom, Inc., Class B	2,560	85,555

		516,029

Metals & Mining — 1.3%
Nucor Corp.	2,819	188,760
Reliance Steel & Aluminum Co.	1,567	137,254
Tahoe Resources, Inc.	7,868	34,540

		360,554

Mortgage Real Estate Investment Trusts (REITs) — 2.8%
AGNC Investment Corp.	7,577	142,372
Annaly Capital Management, Inc.	12,372	130,401
Chimera Investment Corp.	6,583	111,845
MFA Financial, Inc.	16,669	119,350
Starwood Property Trust, Inc.	6,694	136,491
Two Harbors Investment Corp.	8,206	121,038

		761,497

Multiline Retail — 2.4%
Kohl’s Corp.	3,383	219,117
Macy’s, Inc.	6,103	158,373

JPMorgan U.S Dividend ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

Investments	Shares	Value($)
COMMON STOCKS — continued
Multiline Retail — continued
Nordstrom, Inc.	2,060	101,578
Target Corp.	2,564	192,864

		671,932

Multi-Utilities — 6.0%
Ameren Corp.	2,532	143,387
CenterPoint Energy, Inc.	5,402	152,228
CMS Energy Corp.	2,315	103,596
Consolidated Edison, Inc.	1,821	146,336
Dominion Energy, Inc.	1,939	148,217
DTE Energy Co.	1,352	142,825
MDU Resources Group, Inc.	5,679	150,380
Public Service Enterprise Group, Inc.	3,064	158,930
SCANA Corp.	3,755	152,603
Sempra Energy	1,121	119,970
Vectren Corp.	1,711	103,738
WEC Energy Group, Inc.	2,339	150,398

		1,672,608

Oil, Gas & Consumable Fuels — 5.2%
Chevron Corp.	1,263	158,317
ConocoPhillips	806	47,401
Exxon Mobil Corp.	703	61,372
HollyFrontier Corp.	3,648	174,958
Kinder Morgan, Inc.	3,824	68,756
Murphy Oil Corp.	2,684	86,156
Occidental Petroleum Corp.	2,264	169,732
ONEOK, Inc.	3,124	183,879
PBF Energy, Inc., Class A	5,010	161,973
Targa Resources Corp.	3,093	148,464
Williams Cos., Inc. (The)	5,247	164,703

		1,425,711

Paper & Forest Products — 0.6%
Domtar Corp.	3,362	172,672

Personal Products — 0.6%
Coty, Inc., Class A	5,533	108,502
Nu Skin Enterprises, Inc., Class A	715	51,366

		159,868

Pharmaceuticals — 2.7%
Bristol-Myers Squibb Co.	2,352	147,235
Eli Lilly & Co.	1,614	131,460
Johnson & Johnson	1,125	155,464
Merck & Co., Inc.	2,493	147,710
Pfizer, Inc.	4,198	155,494

		737,363

Road & Rail — 0.2%
Norfolk Southern Corp.	343	51,752

Semiconductors & Semiconductor Equipment — 4.5%
Analog Devices, Inc.	1,848	169,794
Cypress Semiconductor Corp.	10,132	175,182
Intel Corp.	3,700	178,118
KLA-Tencor Corp.	1,388	152,402
Maxim Integrated Products, Inc.	3,103	189,283
Microchip Technology, Inc.	1,634	155,590
QUALCOMM, Inc.	998	68,114
Xilinx, Inc.	1,992	145,456

		1,233,939

Investments	Shares	Value($)
Software — 1.1%
CA, Inc.	2,736	98,085
Microsoft Corp.	2,064	196,101

		294,186

Specialty Retail — 3.1%
Best Buy Co., Inc.	2,086	152,403
Foot Locker, Inc.	2,891	142,093
GameStop Corp., Class A	6,762	113,669
Gap, Inc. (The)	5,025	167,031
Home Depot, Inc. (The)	706	141,835
L Brands, Inc.	2,897	145,111

		862,142

Technology Hardware, Storage & Peripherals — 0.7%
HP, Inc.	1,476	34,420
Xerox Corp.	4,403	150,275

		184,695

Textiles, Apparel & Luxury Goods — 1.2%
Tapestry, Inc.	3,363	158,196
VF Corp.	2,229	180,861

		339,057

Thrifts & Mortgage Finance — 0.5%
New York Community Bancorp, Inc.	10,074	142,648

Tobacco — 1.1%
Altria Group, Inc.	2,089	146,940
Philip Morris International, Inc.	1,401	150,229

		297,169

Transportation Infrastructure — 0.5%
Macquarie Infrastructure Corp.	2,025	134,359

Wireless Telecommunication Services — 1.5%
Sprint Corp. *	21,015	112,010
Telephone & Data Systems, Inc.	4,882	133,913
T-Mobile US, Inc.*	2,387	155,394

		401,317

TOTAL COMMON STOCKS (Cost $26,300,843)		27,538,677

Investments	Shares	Value($)
SHORT-TERM INVESTMENTS — 0.3%
INVESTMENT COMPANIES — 0.3%
JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 1.18% (a)(b) (Cost $87,833)	87,833	87,833

Total Investments — 99.9% (Cost $26,388,676)		27,626,510
Other Assets Less Liabilities — 0.1%		33,862

Net Assets — 100.0%		27,660,372

Percentages indicated are based on net assets.

JPMorgan U.S Dividend ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

*	Non-income producing security.
(a)	Affiliated company as defined under the Investment Company Act of 1940.
(b)	The rate shown was the current yield as of January 31, 2018.

Abbreviations

REIT	Real Estate Investment Trust

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$27,626,510	$—	$—	$27,626,510

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

Transfers between fair value levels are valued utilizing values as of beginning of the period.

There were no transfers among any levels during the period ended January 31, 2018.

JPMorgan U.S. Minimum Volatility ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited)

Investments	Shares	Value($)
COMMON STOCKS — 99.7%
Aerospace & Defense — 2.4%
Harris Corp.	913	145,514
L3 Technologies, Inc.	736	156,370
Lockheed Martin Corp.	479	169,973
Raytheon Co.	803	167,779

		639,636

Air Freight & Logistics — 0.5%
United Parcel Service, Inc., Class B	1,132	144,126

Banks — 0.5%
US Bancorp	2,511	143,479

Beverages — 3.1%
Brown-Forman Corp., Class B	2,593	179,695
Coca-Cola Co. (The)	3,388	161,235
Dr Pepper Snapple Group, Inc.	1,492	178,070
Molson Coors Brewing Co., Class B	1,655	139,053
PepsiCo, Inc.	1,331	160,119

		818,172

Biotechnology — 0.4%
Amgen, Inc.	631	117,398

Chemicals — 5.1%
Air Products & Chemicals, Inc.	850	143,114
Ashland Global Holdings, Inc.	2,096	152,149
DowDuPont, Inc.	87	6,575
Ecolab, Inc.	1,113	153,238
International Flavors & Fragrances, Inc.	998	149,999
Monsanto Co.	1,102	134,224
NewMarket Corp.	37	14,711
PPG Industries, Inc.	1,298	154,112
Praxair, Inc.	1,008	162,782
RPM International, Inc.	2,489	129,926
Scotts Miracle-Gro Co. (The)	1,389	125,385
WR Grace & Co.	500	36,910

		1,363,125

Commercial Services & Supplies — 1.3%
Copart, Inc. *	1,788	78,797
Republic Services, Inc.	1,265	87,032
Rollins, Inc.	443	21,858
Waste Management, Inc.	1,671	147,766

		335,453

Communications Equipment — 0.1%
Motorola Solutions, Inc.	178	17,704

Containers & Packaging — 0.4%
Avery Dennison Corp.	720	88,329
Bemis Co., Inc.	555	25,941

		114,270

Distributors — 1.0%
Genuine Parts Co.	1,486	154,648
Pool Corp.	824	111,438

		266,086

Investments	Shares	Value($)
Diversified Financial Services — 0.7%
Berkshire Hathaway, Inc., Class B *	803	172,147

Diversified Telecommunication Services — 1.9%
AT&T, Inc.	4,263	159,649
CenturyLink, Inc.	355	6,323
Verizon Communications, Inc.	3,047	164,751
Zayo Group Holdings, Inc. *	4,388	161,040

		491,763

Electric Utilities — 7.9%
Alliant Energy Corp.	3,438	136,661
American Electric Power Co., Inc.	1,998	137,423
Avangrid, Inc.	1,268	61,777
Duke Energy Corp.	1,739	136,512
Edison International	1,908	119,307
Entergy Corp.	1,793	141,091
Eversource Energy	2,391	150,848
Great Plains Energy, Inc.	4,520	140,662
Hawaiian Electric Industries, Inc.	2,176	74,223
NextEra Energy, Inc.	981	155,410
OGE Energy Corp.	3,889	125,226
PG&E Corp.	945	40,096
Pinnacle West Capital Corp.	1,689	135,036
PPL Corp.	4,229	134,778
Southern Co. (The)	3,029	136,638
Westar Energy, Inc.	2,711	140,050
Xcel Energy, Inc.	3,005	137,148

		2,102,886

Electrical Equipment — 0.6%
Hubbell, Inc.	1,221	165,995

Energy Equipment & Services — 1.3%
Halliburton Co.	2,637	141,607
National Oilwell Varco, Inc.	2,053	75,304
Schlumberger Ltd.	1,893	139,287

		356,198

Equity Real Estate Investment Trusts (REITs) — 1.8%
American Tower Corp.	992	146,518
Camden Property Trust	95	8,223
Crown Castle International Corp.	1,362	153,593
Federal Realty Investment Trust	811	97,969
National Retail Properties, Inc.	878	34,839
Regency Centers Corp.	490	30,826

		471,968

Food & Staples Retailing — 2.8%
Costco Wholesale Corp.	841	163,886
CVS Health Corp.	1,344	105,759
Kroger Co. (The)	4,619	140,233
Sysco Corp.	2,686	168,869
Walmart, Inc.	1,595	170,027

		748,774

Food Products — 6.1%
Campbell Soup Co.	2,417	112,511
Conagra Brands, Inc.	3,729	141,702
General Mills, Inc.	2,285	133,650
Hershey Co. (The)	1,152	127,100
Hormel Foods Corp.	3,559	122,181
Ingredion, Inc.	933	134,016
JM Smucker Co. (The)	1,134	143,893

JPMorgan U.S. Minimum Volatility ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

Investments	Shares	Value($)
COMMON STOCKS — continued
Food Products — continued
Kellogg Co.	1,953	133,019
Kraft Heinz Co. (The)	1,588	124,483
McCormick & Co., Inc. (Non-Voting)	1,518	165,113
Mondelez International, Inc., Class A	3,178	141,103
Pinnacle Foods, Inc.	2,219	137,445

		1,616,216

Gas Utilities — 1.0%
Atmos Energy Corp.	1,654	137,116
UGI Corp.	2,962	135,571

		272,687

Health Care Equipment & Supplies — 9.2%
Abbott Laboratories	2,751	171,002
Baxter International, Inc.	2,367	170,495
Becton Dickinson and Co.	889	215,974
Cooper Cos., Inc. (The)	536	131,143
DENTSPLY SIRONA, Inc.	2,268	137,917
Hill-Rom Holdings, Inc.	1,834	156,495
IDEXX Laboratories, Inc. *	954	178,436
Intuitive Surgical, Inc. *	388	167,488
Medtronic plc	1,573	135,105
ResMed, Inc.	1,606	161,869
STERIS plc	616	56,007
Stryker Corp.	994	163,394
Teleflex, Inc.	584	162,206
Varian Medical Systems, Inc. *	1,388	176,970
West Pharmaceutical Services, Inc.	1,108	111,021
Zimmer Biomet Holdings, Inc.	1,134	144,154

		2,439,676

Health Care Providers & Services — 6.0%
AmerisourceBergen Corp.	1,594	158,874
Anthem, Inc.	572	141,770
Cardinal Health, Inc.	1,765	126,709
Cigna Corp.	335	69,797
DaVita, Inc. *	2,173	169,581
Express Scripts Holding Co. *	1,613	127,717
Henry Schein, Inc. *	1,633	123,586
Laboratory Corp. of America Holdings *	862	150,419
MEDNAX, Inc. *	2,121	112,010
Patterson Cos., Inc.	2,632	94,463
Quest Diagnostics, Inc.	1,358	143,704
UnitedHealth Group, Inc.	680	161,010

		1,579,640

Hotels, Restaurants & Leisure — 0.6%
McDonald’s Corp.	902	154,368

Household Durables — 1.4%
Leggett & Platt, Inc.	2,679	124,600
Mohawk Industries, Inc. *	342	96,122
NVR, Inc. *	45	143,018

		363,740

Household Products — 3.3%
Church & Dwight Co., Inc.	2,812	137,366
Clorox Co. (The)	1,113	157,701
Colgate-Palmolive Co.	2,067	153,454
Kimberly-Clark Corp.	1,295	151,515
Procter & Gamble Co. (The)	1,723	148,764

Investments	Shares	Value($)
Household Products — continued
Spectrum Brands Holdings, Inc.	1,052	124,620

		873,420

Independent Power and Renewable Electricity Producers — 0.5%
Vistra Energy Corp. *	6,441	125,600

Industrial Conglomerates — 0.6%
3M Co.	638	159,819

Insurance — 5.5%
Allstate Corp. (The)	1,511	149,241
American Financial Group, Inc.	1,329	150,629
Aon plc	191	27,154
Arch Capital Group Ltd. *	1,506	136,956
Arthur J Gallagher & Co.	828	56,569
Brown & Brown, Inc.	705	36,998
Chubb Ltd.	926	144,595
Cincinnati Financial Corp.	1,749	134,498
Everest Re Group Ltd.	392	90,082
Markel Corp. *	140	160,676
Marsh & McLennan Cos., Inc.	537	44,850
ProAssurance Corp.	518	28,335
RenaissanceRe Holdings Ltd.	977	124,216
Validus Holdings Ltd.	1,108	75,012
White Mountains Insurance Group Ltd.	16	13,438
WR Berkley Corp.	1,007	73,491

		1,446,740

IT Services — 2.3%
Amdocs Ltd.	2,269	155,199
Automatic Data Processing, Inc.	1,279	158,123
DST Systems, Inc.	1,845	153,818
International Business Machines Corp.	594	97,238
Paychex, Inc.	583	39,790

		604,168

Leisure Products — 0.3%
Hasbro, Inc.	878	83,032

Life Sciences Tools & Services — 3.0%
Bio-Rad Laboratories, Inc., Class A *	572	147,879
Bio-Techne Corp.	919	128,927
IQVIA Holdings, Inc. *	1,269	129,679
QIAGEN NV *	1,311	43,905
Thermo Fisher Scientific, Inc.	801	179,512
Waters Corp. *	787	169,685

		799,587

Machinery — 1.1%
Snap-on, Inc.	820	140,474
Stanley Black & Decker, Inc.	914	151,934

		292,408

Media — 0.8%
Omnicom Group, Inc.	984	75,424
Walt Disney Co. (The)	1,241	134,859

		210,283

Mortgage Real Estate Investment Trusts (REITs) — 1.6%
AGNC Investment Corp.	6,552	123,112
Annaly Capital Management, Inc.	11,807	124,446

JPMorgan U.S. Minimum Volatility ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

Investments	Shares	Value($)
COMMON STOCKS — continued
Mortgage Real Estate Investment Trusts (REITs) — continued
Chimera Investment Corp.	1,027	17,449
MFA Financial, Inc.	4,225	30,251
Starwood Property Trust, Inc.	4,332	88,329
Two Harbors Investment Corp.	2,362	34,840

		418,427

Multiline Retail — 0.9%
Dollar Tree, Inc. *	712	81,880
Target Corp.	1,932	145,325

		227,205

Multi-Utilities — 5.6%
Ameren Corp.	2,425	137,328
CenterPoint Energy, Inc.	4,257	119,962
CMS Energy Corp.	3,108	139,083
Consolidated Edison, Inc.	1,742	139,987
Dominion Energy, Inc.	1,843	140,879
DTE Energy Co.	1,342	141,769
NiSource, Inc.	4,916	121,327
Public Service Enterprise Group, Inc.	2,923	151,616
Sempra Energy	1,239	132,598
Vectren Corp.	1,820	110,347
WEC Energy Group, Inc.	2,232	143,517

		1,478,413

Oil, Gas & Consumable Fuels — 3.6%
Chevron Corp.	1,245	156,061
ConocoPhillips	2,127	125,089
EOG Resources, Inc.	239	27,485
Exxon Mobil Corp.	1,595	139,243
Kinder Morgan, Inc.	943	16,955
Occidental Petroleum Corp.	2,074	155,488
Phillips 66	1,542	157,901
Valero Energy Corp.	1,773	170,155

		948,377

Personal Products — 0.6%
Estee Lauder Cos., Inc. (The), Class A	1,242	167,620

Pharmaceuticals — 3.2%
Bristol-Myers Squibb Co.	1,941	121,507
Eli Lilly & Co.	1,527	124,374
Johnson & Johnson	1,113	153,806
Merck & Co., Inc.	2,338	138,527
Pfizer, Inc.	4,185	155,012
Zoetis, Inc.	1,965	150,774

		844,000

Professional Services — 0.5%
Dun & Bradstreet Corp. (The)	1,172	145,012

Road & Rail — 0.4%
Union Pacific Corp.	723	96,521

Semiconductors & Semiconductor Equipment — 0.7%
Texas Instruments, Inc.	1,594	174,814

Software — 2.7%
ANSYS, Inc. *	991	160,195
CA, Inc.	1,662	59,583
Intuit, Inc.	986	165,549
Microsoft Corp.	1,722	163,607

Investments	Shares	Value($)
Software — continued
Synopsys, Inc. *	1,716	158,919

		707,853

Specialty Retail — 1.7%
AutoZone, Inc. *	178	136,248
Home Depot, Inc. (The)	719	144,447
O’Reilly Automotive, Inc. *	229	60,614
TJX Cos., Inc. (The)	1,481	118,954

		460,263

Textiles, Apparel & Luxury Goods — 1.1%
NIKE, Inc., Class B	1,999	136,372
VF Corp.	1,966	159,521

		295,893

Thrifts & Mortgage Finance — 0.1%
TFS Financial Corp.	2,567	37,530

Tobacco — 1.1%
Altria Group, Inc.	1,919	134,983
Philip Morris International, Inc.	1,509	161,810

		296,793
Water Utilities — 1.0%
American Water Works Co., Inc.	1,694	140,890
Aqua America, Inc.	3,231	116,995

		257,885

Wireless Telecommunication Services — 1.4%
Telephone & Data Systems, Inc.	4,371	119,896
T-Mobile US, Inc. *	2,539	165,289
United States Cellular Corp. *	2,681	97,508

		382,693

TOTAL COMMON STOCKS (Cost $24,944,569)		26,429,863

SHORT-TERM INVESTMENTS — 0.3%
INVESTMENT COMPANIES — 0.3%
JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 1.18% (a)(b) (Cost $70,878)	70,878	70,878

Total Investments — 100.0% (Cost $25,015,447)		26,500,741
Other Assets Less Liabilities -— 0.0%(c)		11,737

Net Assets — 100.0%		26,512,478

Percentages indicated are based on net assets.

JPMorgan U.S. Minimum Volatility ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

*	Non-income producing security.
(a)	Affiliated company as defined under the Investment Company Act of 1940.
(b)	The rate shown was the current yield as of January 31, 2018.
(c)	Represents less than 0.05% of net assets.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$26,500,741	$—	$—	$26,500,741

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

Transfers between fair value levels are valued utilizing values as of the beginning of the period.

There were no transfers among any levels during the period ended January 31, 2018.

JPMorgan U.S. Momentum Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited)

Investments	Shares	Value($)
COMMON STOCKS — 99.7%
Aerospace & Defense — 5.2%
Boeing Co. (The)	1,267	448,987
BWX Technologies, Inc.	1,039	65,914
General Dynamics Corp.	783	174,202
Harris Corp.	588	93,715
Huntington Ingalls Industries, Inc.	305	72,450
L3 Technologies, Inc.	388	82,434
Lockheed Martin Corp.	675	239,524
Northrop Grumman Corp.	443	150,855
Raytheon Co.	757	158,168

		1,486,249

Airlines — 0.6%
Copa Holdings SA, Class A	457	63,217
Southwest Airlines Co.	1,962	119,289

		182,506

Auto Components — 1.0%
BorgWarner, Inc.	1,349	75,895
Gentex Corp.	3,142	74,402
Lear Corp.	414	79,960
Visteon Corp. *	400	52,032

		282,289

Automobiles — 0.6%
Tesla, Inc. *	320	113,379
Thor Industries, Inc.	425	58,081

		171,460

Banks — 3.1%
Bank of America Corp.	13,276	424,832
Citigroup, Inc.	934	73,300
Comerica, Inc.	960	91,411
Commerce Bancshares, Inc.	95	5,558
Synovus Financial Corp.	650	32,754
US Bancorp	3,089	176,506
Zions Bancorp	1,408	76,074

		880,435

Beverages — 0.8%
Constellation Brands, Inc., Class A	538	118,075
PepsiCo, Inc.	981	118,014

		236,089

Biotechnology — 0.2%
Exelixis, Inc. *	2,284	69,228

Building Products — 0.3%
AO Smith Corp.	1,062	70,920
Lennox International, Inc.	91	19,830

		90,750

Capital Markets — 3.2%
BGC Partners, Inc., Class A	2,225	31,840
BlackRock, Inc.	401	225,282
Cboe Global Markets, Inc.	638	85,741
CME Group, Inc.	791	121,403
FactSet Research Systems, Inc.	112	22,477
Interactive Brokers Group, Inc., Class A	359	22,972
MarketAxess Holdings, Inc.	289	56,705
Moody’s Corp.	701	113,415

Investments	Shares	Value($)
Capital Markets — continued
MSCI, Inc.	581	80,892
S&P Global, Inc.	568	102,865
SEI Investments Co.	467	35,095

		898,687

Chemicals — 2.3%
Albemarle Corp.	600	66,954
Chemours Co. (The)	1,128	58,227
DowDuPont, Inc.	2,191	165,596
Ecolab, Inc.	823	113,311
FMC Corp.	812	74,160
Huntsman Corp.	2,114	73,081
International Flavors & Fragrances, Inc.	133	19,990
NewMarket Corp.	17	6,759
Scotts Miracle-Gro Co. (The)	31	2,798
Westlake Chemical Corp.	557	62,718

		643,594

Commercial Services & Supplies — 1.6%
Cintas Corp.	532	89,616
Copart, Inc. *	1,658	73,068
Republic Services, Inc.	1,362	93,706
Rollins, Inc.	1,554	76,674
Waste Management, Inc.	1,431	126,543

		459,607

Communications Equipment — 0.4%
Arista Networks, Inc. *	361	99,571

Consumer Finance — 0.5%
American Express Co.	1,265	125,741
SLM Corp. *	1,841	21,061

		146,802

Containers & Packaging — 0.6%
AptarGroup, Inc.	292	25,527
Avery Dennison Corp.	631	77,411
Packaging Corp. of America	614	77,137

		180,075

Distributors — 0.2%
Pool Corp.	500	67,620

Diversified Consumer Services — 0.2%
Graham Holdings Co., Class B	44	26,156
Service Corp. International	547	21,863

		48,019

Diversified Financial Services — 0.9%
Berkshire Hathaway, Inc., Class B *	982	210,521
Leucadia National Corp.	1,639	44,368

		254,889

Diversified Telecommunication Services — 1.4%
Verizon Communications, Inc.	6,121	330,963
Zayo Group Holdings, Inc. *	1,742	63,931

		394,894

Electric Utilities — 1.4%
American Electric Power Co., Inc.	848	58,325
Avangrid, Inc.	394	19,196
Eversource Energy	1,155	72,869
NextEra Energy, Inc.	1,190	188,520
OGE Energy Corp.	1,860	59,892

		398,802

JPMorgan U.S. Momentum Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

Investments	Shares	Value($)
COMMON STOCKS — continued
Electronic Equipment, Instruments & Components — 1.5%
CDW Corp.	596	44,575
Cognex Corp.	1,089	67,921
Corning, Inc.	3,235	100,997
Dolby Laboratories, Inc., Class A	513	33,006
IPG Photonics Corp. *	332	83,647
Universal Display Corp.	382	60,891
Zebra Technologies Corp., Class A *	307	37,810

		428,847

Energy Equipment & Services — 0.2%
RPC, Inc.	2,624	53,005

Equity Real Estate Investment Trusts (REITs) — 3.0%
Alexandria Real Estate Equities, Inc.	596	77,301
CoreSite Realty Corp.	535	57,951
Corporate Office Properties Trust	1,601	43,707
CyrusOne, Inc.	761	43,902
DCT Industrial Trust, Inc.	957	56,645
Digital Realty Trust, Inc.	789	88,329
Duke Realty Corp.	1,902	50,232
Equinix, Inc.	200	91,038
Equity LifeStyle Properties, Inc.	335	28,917
Highwoods Properties, Inc.	588	28,154
Lamar Advertising Co., Class A	711	51,192
Prologis, Inc.	1,749	113,877
SBA Communications Corp. *	536	93,532
Senior Housing Properties Trust	1,767	30,622

		855,399

Food & Staples Retailing — 0.4%
Sysco Corp.	1,762	110,777

Food Products — 0.5%
Lamb Weston Holdings, Inc.	735	43,071
Pilgrim’s Pride Corp. *	864	23,993
Pinnacle Foods, Inc.	1,023	63,365

		130,429

Gas Utilities — 0.2%
Atmos Energy Corp.	748	62,009

Health Care Equipment & Supplies — 3.4%
ABIOMED, Inc. *	352	82,720
Align Technology, Inc. *	352	92,224
Becton Dickinson and Co.	790	191,923
Boston Scientific Corp. *	3,837	107,283
Hill-Rom Holdings, Inc.	422	36,009
IDEXX Laboratories, Inc. *	483	90,340
Intuitive Surgical, Inc. *	338	145,904
ResMed, Inc.	886	89,300
Teleflex, Inc.	284	78,881
West Pharmaceutical Services, Inc.	614	61,523

		976,107

Health Care Providers & Services — 4.7%
Aetna, Inc.	748	139,741
Anthem, Inc.	695	172,256
Centene Corp. *	670	71,851
Cigna Corp.	701	146,053
HCA Healthcare, Inc. *	670	67,777

Investments	Shares	Value($)
Health Care Providers & Services — continued
Humana, Inc.	455	128,233
Laboratory Corp. of America Holdings *	483	84,283
UnitedHealth Group, Inc.	1,985	470,008
WellCare Health Plans, Inc. *	333	70,057

		1,350,259

Health Care Technology — 0.1%
Veeva Systems, Inc., Class A *	258	16,218

Hotels, Restaurants & Leisure — 4.1%
Choice Hotels International, Inc.	402	33,024
Darden Restaurants, Inc.	814	78,022
Domino’s Pizza, Inc.	320	69,392
Hilton Grand Vacations, Inc. *	370	16,639
Hilton Worldwide Holdings, Inc.	1,273	109,033
International Game Technology plc	811	23,576
Las Vegas Sands Corp.	1,155	89,536
Marriott International, Inc., Class A	1,085	159,864
McDonald’s Corp.	1,760	301,206
Starbucks Corp.	893	50,731
Vail Resorts, Inc.	312	68,191
Wendy’s Co. (The)	3,185	51,533
Wyndham Worldwide Corp.	661	82,050
Yum Brands, Inc.	458	38,742

		1,171,539

Household Durables — 1.1%
DR Horton, Inc.	1,734	85,053
Mohawk Industries, Inc. *	50	14,053
NVR, Inc. *	22	69,920
PulteGroup, Inc.	2,106	67,034
Toll Brothers, Inc.	1,354	63,069

		299,129

Household Products — 0.5%
Church & Dwight Co., Inc.	1,442	70,442
Clorox Co. (The)	515	72,970

		143,412

Independent Power and Renewable Electricity Producers — 0.2%
NRG Energy, Inc.	2,515	65,415

Industrial Conglomerates — 0.7%
3M Co.	737	184,618

Insurance — 4.7%
Allstate Corp. (The)	1,185	117,042
American Financial Group, Inc.	642	72,764
Aon plc	828	117,717
Arch Capital Group Ltd. *	754	68,569
Arthur J Gallagher & Co.	1,141	77,953
Assurant, Inc.	619	56,626
Assured Guaranty Ltd.	489	17,404
Brown & Brown, Inc.	713	37,418
CNA Financial Corp.	805	43,599
First American Financial Corp.	551	32,548
FNF Group	1,333	51,960
Hanover Insurance Group, Inc. (The)	117	13,239
Hartford Financial Services Group, Inc. (The)	1,559	91,607
Markel Corp. *	6	6,886

JPMorgan U.S. Momentum Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

Investments	Shares	Value($)
COMMON STOCKS — continued
Insurance — continued
Marsh & McLennan Cos., Inc.	1,520	126,950
Old Republic International Corp.	1,280	27,507
ProAssurance Corp.	774	42,338
Progressive Corp. (The)	2,064	111,662
Reinsurance Group of America, Inc.	440	68,926
RenaissanceRe Holdings Ltd.	64	8,137
Torchmark Corp.	86	7,813
Travelers Cos., Inc. (The)	874	131,030
Validus Holdings Ltd.	131	8,869
White Mountains Insurance Group Ltd.	8	6,719

		1,345,283

Internet & Direct Marketing Retail — 3.7%
Amazon.com, Inc. *	456	661,606
Liberty Ventures, Series A *	962	56,691
Netflix, Inc. *	914	247,054
Wayfair, Inc., Class A *	801	73,700

		1,039,051

Internet Software & Services — 4.5%
Alphabet, Inc., Class A *	460	543,821
Facebook, Inc., Class A *	3,029	566,090
IAC/InterActiveCorp *	560	81,183
VeriSign, Inc. *	645	74,124

		1,265,218

IT Services — 5.6%
Booz Allen Hamilton Holding Corp.	574	22,489
Broadridge Financial Solutions, Inc.	794	76,549
DXC Technology Co.	1,072	106,718
Fidelity National Information Services, Inc.	327	33,472
Fiserv, Inc. *	781	109,996
Jack Henry & Associates, Inc.	606	75,544
Leidos Holdings, Inc.	1,060	70,596
Mastercard, Inc., Class A	2,270	383,630
PayPal Holdings, Inc. *	1,027	87,624
Square, Inc., Class A *	1,856	87,065
Visa, Inc., Class A	3,778	469,341
Worldpay, Inc. *	894	71,797

		1,594,821

Leisure Products —0.2%
Hasbro, Inc.	638	60,336

Life Sciences Tools & Services — 1.1%
Bio-Rad Laboratories, Inc., Class A *	242	62,564
Bruker Corp.	1,175	41,842
IQVIA Holdings, Inc. *	417	42,613
Mettler-Toledo International, Inc. *	129	87,108
Waters Corp. *	337	72,661

		306,788

Machinery — 1.5%
Illinois Tool Works, Inc.	863	149,877
Oshkosh Corp.	731	66,316
Stanley Black & Decker, Inc.	594	98,741
Toro Co. (The)	906	59,479

Investments	Shares	Value($)
Machinery — continued
Xylem, Inc.	809	58,458

		432,871

Media — 3.1%
Cable One, Inc.	69	48,716
Charter Communications, Inc., Class A *	530	199,943
Comcast Corp., Class A	9,232	392,637
Liberty Broadband Corp., Class C *	542	51,788
Live Nation Entertainment, Inc. *	1,554	70,023
Time Warner, Inc.	1,324	126,243

		889,350

Mortgage Real Estate Investment Trusts (REITs) — 0.6%
AGNC Investment Corp.	2,152	40,436
Annaly Capital Management, Inc.	5,227	55,093
Chimera Investment Corp.	2,582	43,868
MFA Financial, Inc.	1,739	12,451
Two Harbors Investment Corp.	760	11,210

		163,058

Multi-Utilities — 1.1%
CenterPoint Energy, Inc.	2,431	68,506
CMS Energy Corp.	1,357	60,726
Consolidated Edison, Inc.	436	35,037
DTE Energy Co.	633	66,870
MDU Resources Group, Inc.	503	13,319
NiSource, Inc.	2,412	59,528
Vectren Corp.	279	16,916

		320,902

Oil, Gas & Consumable Fuels — 4.9%
Andeavor	794	85,879
Chevron Corp.	2,538	318,138
Continental Resources, Inc. *	1,340	74,410
Diamondback Energy, Inc. *	654	82,077
EOG Resources, Inc.	1,317	151,455
HollyFrontier Corp.	1,529	73,331
Laredo Petroleum, Inc. *	1,600	15,568
Marathon Petroleum Corp.	1,744	120,807
Phillips 66	1,071	109,671
Targa Resources Corp.	1,374	65,952
Valero Energy Corp.	1,421	136,373
Williams Cos., Inc. (The)	2,964	93,040
WPX Energy, Inc. *	4,957	73,017

		1,399,718

Personal Products — 0.6%
Estee Lauder Cos., Inc. (The), Class A	836	112,826
Nu Skin Enterprises, Inc., Class A	851	61,136

		173,962

Pharmaceuticals — 2.6%
Eli Lilly & Co.	1,809	147,343
Johnson & Johnson	3,536	488,640
Zoetis, Inc.	1,473	113,023

		749,006

Road & Rail — 1.1%
CSX Corp.	2,574	146,126
Norfolk Southern Corp.	913	137,754
Old Dominion Freight Line, Inc.	145	21,235

		305,115

JPMorgan U.S. Momentum Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

Investments	Shares	Value($)
COMMON STOCKS — continued
Semiconductors & Semiconductor Equipment — 5.4%
Applied Materials, Inc.	2,953	158,369
Broadcom Ltd.	522	129,472
First Solar, Inc. *	1,054	70,797
KLA-Tencor Corp.	808	88,719
Lam Research Corp.	572	109,550
Microchip Technology, Inc.	1,038	98,838
Micron Technology, Inc. *	3,360	146,899
NVIDIA Corp.	1,347	331,093
Teradyne, Inc.	1,685	77,240
Texas Instruments, Inc.	2,146	235,352
Xilinx, Inc.	1,054	76,963

		1,523,292

Software — 7.1%
Activision Blizzard, Inc.	2,092	155,080
Adobe Systems, Inc. *	1,194	238,513
ANSYS, Inc. *	517	83,573
Autodesk, Inc. *	330	38,155
Cadence Design Systems, Inc. *	1,730	77,608
CDK Global, Inc.	177	12,618
Citrix Systems, Inc. *	189	17,532
Dell Technologies, Inc., Class V *	1,033	74,066
Electronic Arts, Inc. *	952	120,866
Intuit, Inc.	694	116,523
Microsoft Corp.	6,376	605,784
PTC, Inc. *	800	58,144
salesforce.com, Inc. *	963	109,695
ServiceNow, Inc. *	338	50,318
SS&C Technologies Holdings, Inc.	332	16,693
Synopsys, Inc. *	866	80,200
Take-Two Interactive Software, Inc. *	688	87,149
VMware, Inc., Class A *	645	79,844

		2,022,361

Specialty Retail — 2.4%
Best Buy Co., Inc.	1,444	105,499
Burlington Stores, Inc. *	630	76,677
Home Depot, Inc. (The)	2,439	489,995
Ross Stores, Inc.	237	19,526

		691,697

Technology Hardware, Storage & Peripherals — 1.8%
Apple, Inc.	3,123	522,884

Tobacco — 1.7%
Altria Group, Inc.	4,178	293,880
Philip Morris International, Inc.	1,746	187,224

		481,104

Trading Companies & Distributors — 0.3%
United Rentals, Inc. *	490	88,744

Wireless Telecommunication Services — 0.6%
Telephone & Data Systems, Inc.	749	20,545
T-Mobile US, Inc. *	2,387	155,394

		175,939

TOTAL COMMON STOCKS (Cost $26,259,636)		28,390,229

Investments	Shares	Value($)
SHORT-TERM INVESTMENTS — 0.3%
INVESTMENT COMPANIES — 0.3%
JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 1.18% (a)(b) (Cost $72,670)	72,670	72,670

Total Investments — 100.0% (Cost $26,332,306)		28,462,899
Other Assets Less Liabilities — 0.0%		2,441

Net Assets — 100.0%		28,465,340

Percentages indicated are based on net assets.

*	Non-income producing security.
(a)	Affiliated company as defined under the Investment Company Act of 1940.
(b)	The rate shown was the current yield as of January 31, 2018

JPMorgan U.S. Momentum Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$28,462,899	$—	$—	$28,462,899

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

Transfers between fair value levels are valued utilizing values as of beginning of the period.

There were no transfers among any levels during the period ended January 31, 2018.

JPMorgan U.S. Quality Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited)

Investments	Shares	Value($)
COMMON STOCKS — 99.7%
Aerospace & Defense — 2.5%
Boeing Co. (The)	1,208	428,079
BWX Technologies, Inc.	984	62,425
Lockheed Martin Corp.	293	103,971
Spirit AeroSystems Holdings, Inc., Class A	805	82,400

		676,875

Air Freight & Logistics — 0.7%
United Parcel Service, Inc., Class B	1,562	198,874

Banks — 2.6%
Bank of Hawaii Corp.	595	49,784
Commerce Bancshares, Inc.	746	43,648
US Bancorp	3,227	184,391
Wells Fargo & Co.	6,631	436,187

		714,010

Beverages — 3.2%
Brown-Forman Corp., Class B	1,159	80,319
Coca-Cola Co. (The)	7,976	379,578
Monster Beverage Corp. *	1,338	91,292
PepsiCo, Inc.	2,731	328,539

		879,728

Biotechnology — 4.6%
AbbVie, Inc.	2,285	256,423
Amgen, Inc.	1,333	248,005
Biogen, Inc. *	526	182,948
Celgene Corp. *	844	85,379
Gilead Sciences, Inc.	2,557	214,276
Regeneron Pharmaceuticals, Inc. *	211	77,363
United Therapeutics Corp. *	420	54,180
Vertex Pharmaceuticals, Inc. *	745	124,318

		1,242,892

Building Products — 0.2%
Allegion plc	312	26,866
AO Smith Corp.	360	24,041

		50,907

Capital Markets — 2.0%
Cboe Global Markets, Inc.	609	81,843
Eaton Vance Corp.	684	39,535
FactSet Research Systems, Inc.	324	65,024
Federated Investors, Inc., Class B	1,088	37,732
Franklin Resources, Inc.	1,321	56,024
MSCI, Inc.	362	50,401
S&P Global, Inc.	424	76,786
SEI Investments Co.	804	60,421
T. Rowe Price Group, Inc.	748	83,499

		551,265

Chemicals — 2.2%
Air Products & Chemicals, Inc.	666	112,135
Cabot Corp.	413	27,935
International Flavors & Fragrances, Inc.	251	37,725
LyondellBasell Industries NV, Class A	1,174	140,692
NewMarket Corp.	132	52,482

Investments	Shares	Value($)
Chemicals — continued
PPG Industries, Inc.	841	99,852
Praxair, Inc.	826	133,391

		604,212

Commercial Services & Supplies — 0.2%
Copart, Inc. *	1,516	66,810

Communications Equipment — 1.2%
Arista Networks, Inc. *	344	94,882
F5 Networks, Inc. *	491	70,969
Juniper Networks, Inc.	2,505	65,506
Palo Alto Networks, Inc. *	507	80,040

		311,397

Consumer Finance — 0.7%
American Express Co.	1,840	182,896

Containers & Packaging — 0.2%
Avery Dennison Corp.	504	61,831

Diversified Consumer Services — 0.2%
H&R Block, Inc.	2,313	61,387

Diversified Financial Services — 2.0%
Berkshire Hathaway, Inc., Class B *	2,574	551,814

Diversified Telecommunication Services — 2.0%
AT&T, Inc.	6,113	228,932
Verizon Communications, Inc.	5,741	310,416

		539,348

Electric Utilities — 1.4%
American Electric Power Co., Inc.	1,350	92,853
Edison International	1,094	68,408
Hawaiian Electric Industries, Inc.	516	17,601
NextEra Energy, Inc.	968	153,350
PG&E Corp.	806	34,199

		366,411

Electrical Equipment — 0.9%
Emerson Electric Co.	1,891	136,587
Rockwell Automation, Inc.	488	96,278

		232,865

Energy Equipment & Services — 1.7%
Helmerich & Payne, Inc.	1,061	76,424
National Oilwell Varco, Inc.	2,131	78,165
Oceaneering International, Inc.	2,254	46,612
RPC, Inc.	2,505	50,601
Schlumberger Ltd.	2,953	217,282

		469,084

Equity Real Estate Investment Trusts (REITs) — 2.8%
American Tower Corp.	818	120,819
Camden Property Trust	415	35,922
Equity LifeStyle Properties, Inc.	717	61,891
Equity Residential	878	54,094
Federal Realty Investment Trust	403	48,682
Gaming and Leisure Properties, Inc.	1,336	48,684
Lamar Advertising Co., Class A	750	54,000
Piedmont Office Realty Trust, Inc., Class A	632	12,337
Public Storage	411	80,457
Simon Property Group, Inc.	823	134,454

JPMorgan U.S. Quality Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

Investments	Shares	Value($)
COMMON STOCKS — continued
Equity Real Estate Investment Trusts (REITs) — continued
Tanger Factory Outlet Centers, Inc.	1,662	41,849
Taubman Centers, Inc.	761	46,916
Weingarten Realty Investors	846	24,999

		765,104

Food & Staples Retailing — 2.1%
Costco Wholesale Corp.	1,037	202,080
Walmart, Inc.	3,510	374,166

		576,246

Food Products — 0.7%
Campbell Soup Co.	1,206	56,139
Hershey Co. (The)	596	65,757
Hormel Foods Corp.	1,437	49,332
Pilgrim’s Pride Corp. *	510	14,163

		185,391

Gas Utilities — 0.3%
National Fuel Gas Co.	548	30,551
UGI Corp.	1,244	56,938

		87,489

Health Care Equipment & Supplies — 1.7%
Edwards Lifesciences Corp. *	771	97,593
IDEXX Laboratories, Inc. *	457	85,477
Intuitive Surgical, Inc. *	322	138,998
ResMed, Inc.	724	72,972
Varian Medical Systems, Inc. *	608	77,520

		472,560

Health Care Technology — 0.6%
Cerner Corp.*	1,296	89,593
Veeva Systems, Inc., Class A *	1,048	65,877

		155,470

Hotels, Restaurants & Leisure — 3.1%
Darden Restaurants, Inc.	732	70,162
Domino’s Pizza, Inc.	344	74,596
Las Vegas Sands Corp.	2,110	163,567
Marriott International, Inc., Class A	137	20,186
McDonald’s Corp.	1,537	263,042
Six Flags Entertainment Corp.	927	62,628
Starbucks Corp.	3,392	192,700

		846,881

Household Durables — 0.1%
Leggett & Platt, Inc.	787	36,603

Household Products — 1.9%
Church & Dwight Co., Inc.	1,154	56,373
Clorox Co. (The)	526	74,529
Colgate-Palmolive Co.	2,157	160,136
Kimberly-Clark Corp.	985	115,245
Procter & Gamble Co. (The)	1,203	103,867

		510,150

Industrial Conglomerates — 1.2%
3M Co.	1,245	311,873

Insurance — 5.8%
Aflac, Inc.	1,271	112,102
Alleghany Corp. *	88	55,238
Allstate Corp. (The)	1,130	111,610
American Financial Group, Inc.	639	72,424
Aon plc	798	113,452
Arch Capital Group Ltd. *	678	61,657

Investments	Shares	Value($)
Insurance — continued
Arthur J Gallagher & Co.	1,088	74,332
Axis Capital Holdings Ltd.	87	4,396
Brown & Brown, Inc.	1,148	60,247
Chubb Ltd.	909	141,940
Cincinnati Financial Corp.	813	62,520
Erie Indemnity Co., Class A	302	35,866
Markel Corp. *	45	51,646
Marsh & McLennan Cos., Inc.	1,500	125,280
Old Republic International Corp.	1,659	35,652
ProAssurance Corp.	870	47,589
Progressive Corp. (The)	1,968	106,469
Reinsurance Group of America, Inc.	255	39,946
RenaissanceRe Holdings Ltd.	88	11,188
Torchmark Corp.	584	53,057
Travelers Cos., Inc. (The)	836	125,333
Validus Holdings Ltd.	316	21,393
WR Berkley Corp.	685	49,991

		1,573,328

Internet & Direct Marketing Retail — 0.7%
Priceline Group, Inc. (The) *	81	154,876
TripAdvisor, Inc. *	1,246	43,199

		198,075

Internet Software & Services — 4.3%
Akamai Technologies, Inc. *	686	45,955
Alphabet, Inc., Class A *	441	521,359
Facebook, Inc., Class A *	2,888	539,738
VeriSign, Inc. *	615	70,676

		1,177,728

IT Services — 6.3%
Accenture plc, Class A	1,414	227,230
Amdocs Ltd.	335	22,914
Automatic Data Processing, Inc.	1,222	151,076
Broadridge Financial Solutions, Inc.	721	69,512
Fiserv, Inc. *	739	104,081
International Business Machines Corp.	1,664	272,397
Jack Henry & Associates, Inc.	578	72,053
Mastercard, Inc., Class A	2,165	365,885
Paychex, Inc.	1,382	94,321
Teradata Corp. *	1,011	40,946
Visa, Inc., Class A	1,793	222,744
Western Union Co. (The)	3,009	62,557

		1,705,716

Life Sciences Tools & Services — 1.1%
Agilent Technologies, Inc.	1,152	84,591
Bio-Techne Corp.	263	36,896
Mettler-Toledo International, Inc. *	122	82,382
Waters Corp. *	395	85,166

		289,035

Machinery — 1.9%
Allison Transmission Holdings, Inc.	1,492	66,006
Donaldson Co., Inc.	1,007	51,015
Graco, Inc.	1,455	68,094
IDEX Corp.	510	73,175
Illinois Tool Works, Inc.	816	141,715
Lincoln Electric Holdings, Inc.	651	63,518

JPMorgan U.S. Quality Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

Investments	Shares	Value($)
COMMON STOCKS — continued
Machinery — continued
Toro Co. (The)	970	63,680

		527,203

Media — 1.2%
Cable One, Inc.	32	22,593
Comcast Corp., Class A	1,261	53,630
Omnicom Group, Inc.	1,039	79,639
Scripps Networks Interactive, Inc., Class A	754	66,345
Sirius XM Holdings, Inc.	15,864	96,929

		319,136

Metals & Mining — 0.1%
Newmont Mining Corp.	855	34,636

Mortgage Real Estate Investment Trusts (REITs) — 1.0%
AGNC Investment Corp.	3,249	61,049
Annaly Capital Management, Inc.	6,365	67,087
Chimera Investment Corp.	2,078	35,305
MFA Financial, Inc.	5,351	38,313
Starwood Property Trust, Inc.	1,568	31,972
Two Harbors Investment Corp.	2,039	30,075

		263,801

Multiline Retail — 0.7%
Nordstrom, Inc.	1,224	60,355
Target Corp.	1,794	134,945

		195,300

Multi-Utilities — 1.0%
Ameren Corp.	1,182	66,937
CenterPoint Energy, Inc.	2,451	69,069
Vectren Corp.	786	47,655
WEC Energy Group, Inc.	1,162	74,717

		258,378

Oil, Gas & Consumable Fuels — 3.6%
Cabot Oil & Gas Corp.	1,996	52,595
Exxon Mobil Corp.	5,187	452,825
Marathon Petroleum Corp.	1,309	90,674
Occidental Petroleum Corp.	2,050	153,689
Phillips 66	1,003	102,707
Valero Energy Corp.	1,293	124,089

		976,579

Personal Products — 0.1%
Nu Skin Enterprises, Inc., Class A	291	20,905

Pharmaceuticals — 5.1%
Bristol-Myers Squibb Co.	247	15,462
Eli Lilly & Co.	1,624	132,275
Johnson & Johnson	3,539	489,054
Merck & Co., Inc.	5,407	320,365
Pfizer, Inc.	11,604	429,812

		1,386,968

Professional Services — 0.6%
Equifax, Inc.	480	59,966
Robert Half International, Inc.	1,117	64,652
Verisk Analytics, Inc. *	241	24,112

		148,730

Road & Rail — 1.1%
Landstar System, Inc.	568	63,076
Union Pacific Corp.	1,767	235,895

		298,971

Investments	Shares	Value($)
Semiconductors & Semiconductor Equipment — 5.3%
Applied Materials, Inc.	2,816	151,022
First Solar, Inc. *	1,004	67,439
Intel Corp.	8,237	396,529
KLA-Tencor Corp.	772	84,765
Maxim Integrated Products, Inc.	1,467	89,487
NVIDIA Corp.	897	220,483
Teradyne, Inc.	1,602	73,436
Texas Instruments, Inc.	2,251	246,867
Versum Materials, Inc.	335	12,328
Xilinx, Inc.	1,167	85,214

		1,427,570

Software — 5.4%
Adobe Systems, Inc. *	1,138	227,327
ANSYS, Inc. *	493	79,693
Cadence Design Systems, Inc. *	1,649	73,974
CDK Global, Inc.	633	45,127
Citrix Systems, Inc. *	846	78,475
Intuit, Inc.	768	128,947
Manhattan Associates, Inc. *	1,274	67,293
Microsoft Corp.	5,877	558,374
Red Hat, Inc. *	711	93,411
Synopsys, Inc. *	520	48,157
VMware, Inc., Class A *	615	76,131

		1,476,909

Specialty Retail — 5.6%
Best Buy Co., Inc.	1,200	87,672
Burlington Stores, Inc. *	600	73,026
Foot Locker, Inc.	1,125	55,294
Gap, Inc. (The)	2,269	75,422
Home Depot, Inc. (The)	2,326	467,294
Lowe’s Cos., Inc.	1,962	205,480
O’Reilly Automotive, Inc. *	316	83,642
Ross Stores, Inc.	1,341	110,485
Signet Jewelers Ltd.	1,083	57,291
Tiffany & Co.	563	60,044
TJX Cos., Inc. (The)	1,779	142,889
Urban Outfitters, Inc. *	1,676	57,168
Williams-Sonoma, Inc.	849	43,494

		1,519,201

Technology Hardware, Storage & Peripherals — 1.8%
Apple, Inc.	2,859	478,682

Textiles, Apparel & Luxury Goods — 1.4%
Carter’s, Inc.	337	40,541
Michael Kors Holdings Ltd. *	728	48,048
NIKE, Inc., Class B	3,102	211,618
VF Corp.	906	73,513

		373,720

Tobacco — 1.8%
Altria Group, Inc.	3,954	278,124
Philip Morris International, Inc.	1,855	198,912

		477,036

Trading Companies & Distributors — 0.8%
MSC Industrial Direct Co., Inc., Class A	645	60,552
Watsco, Inc.	357	64,185

JPMorgan U.S. Quality Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Trading Companies & Distributors — continued
WW Grainger, Inc.	330	88,988

		213,725

TOTAL COMMON STOCKS (Cost $24,939,732)		27,051,705

SHORT-TERM INVESTMENTS — 0.3%
INVESTMENT COMPANIES — 0.3%
JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 1.18% (a)(b) (Cost $71,840)	71,840	71,840

Total Investments — 100.0% (Cost $25,011,572)		27,123,545
Other Assets Less Liabilities — 0.0%(c)		9,054

Net Assets — 100.0%		27,132,599

Percentages indicated are based on net assets.

*	Non-income producing security.
(a)	Affiliated company as defined under the Investment Company Act of 1940.
(b)	The rate shown was the current yield as of January 31, 2018.
(c)	Represents less than 0.05% of net assets.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

JPMorgan U.S. Quality Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$27,123,545	$—	$—	$27,123,545

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

Transfers between fair value levels are valued utilizing values as of beginning of the period.

There were no transfers among any levels during the period ended January 31, 2018.

JPMorgan U.S. Value Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited)

Investments	Shares	Value($)
COMMON STOCKS — 99.6%
Aerospace & Defense — 2.4%
Harris Corp.	604	96,266
L3 Technologies, Inc.	423	89,871
Orbital ATK, Inc.	526	69,379
Raytheon Co.	738	154,198
Textron, Inc.	612	35,906
United Technologies Corp.	1,731	238,895

		684,515

Airlines — 1.1%
Alaska Air Group, Inc.	767	50,415
Copa Holdings SA, Class A	469	64,877
Delta Air Lines, Inc.	2,231	126,654
JetBlue Airways Corp. *	2,921	60,932

		302,878

Auto Components — 0.7%
Gentex Corp.	3,054	72,319
Goodyear Tire & Rubber Co. (The)	1,190	41,436
Lear Corp.	432	83,436

		197,191

Automobiles — 1.4%
Ford Motor Co.	11,707	128,426
General Motors Co.	3,932	166,756
Harley-Davidson, Inc.	1,147	55,583
Thor Industries, Inc.	457	62,454

		413,219

Banks — 6.5%
Associated Banc-Corp.	1,915	47,396
Bank of America Corp.	1,619	51,808
BB&T Corp.	2,527	139,465
BOK Financial Corp.	349	33,745
Cullen/Frost Bankers, Inc.	678	72,146
Fifth Third Bancorp	3,125	103,437
FNB Corp.	2,002	28,729
Huntington Bancshares, Inc.	4,753	76,903
PacWest Bancorp	1,398	73,297
People’s United Financial, Inc.	3,258	64,085
PNC Financial Services Group, Inc. (The)	1,293	204,320
Popular, Inc.	1,751	71,161
Regions Financial Corp.	5,491	105,592
SunTrust Banks, Inc.	1,784	126,129
Wells Fargo & Co.	9,769	642,605

		1,840,818

Beverages — 0.2%
Molson Coors Brewing Co., Class B	725	60,914

Biotechnology — 1.3%
Amgen, Inc.	905	168,375
Gilead Sciences, Inc.	2,587	216,791

		385,166

Building Products — 0.4%
Owens Corning	833	77,444
USG Corp. *	1,123	43,415

		120,859

Investments	Shares	Value($)
Capital Markets — 1.8%
Bank of New York Mellon Corp. (The)	2,886	163,636
Goldman Sachs Group, Inc. (The)	917	245,655
Invesco Ltd.	1,348	48,703
Legg Mason, Inc.	1,502	64,016

		522,010

Chemicals — 1.7%
Cabot Corp.	951	64,326
CF Industries Holdings, Inc.	775	32,891
Eastman Chemical Co.	869	86,187
Huntsman Corp.	2,174	75,155
LyondellBasell Industries NV, Class A	1,266	151,717
Mosaic Co. (The)	2,926	79,880

		490,156

Commercial Services & Supplies — 0.3%
Pitney Bowes, Inc.	2,399	33,850
Republic Services, Inc.	894	61,507

		95,357

Communications Equipment — 2.0%
ARRIS International plc*	840	21,252
Cisco Systems, Inc.	10,723	445,433
Juniper Networks, Inc.	2,701	70,631
Motorola Solutions, Inc.	382	37,994

		575,310

Construction & Engineering — 0.3%
AECOM *	1,280	50,061
Fluor Corp.	825	50,077

		100,138

Consumer Finance — 0.8%
Capital One Financial Corp.	1,501	156,044
Navient Corp.	4,866	69,340

		225,384

Containers & Packaging — 1.3%
Bemis Co., Inc.	1,344	62,819
Graphic Packaging Holding Co.	4,183	67,555
Packaging Corp. of America	634	79,649
Sonoco Products Co.	1,182	64,194
WestRock Co.	1,358	90,484

		364,701

Distributors — 0.3%
Genuine Parts Co.	790	82,215

Diversified Consumer Services — 0.2%
Graham Holdings Co., Class B	25	14,861
H&R Block, Inc.	1,287	34,157

		49,018

Diversified Telecommunication Services — 2.1%
AT&T, Inc.	7,279	272,599
CenturyLink, Inc.	2,094	37,294
Verizon Communications, Inc.	5,098	275,649

		585,542

Electric Utilities — 2.2%
Avangrid, Inc.	1,018	49,597
Duke Energy Corp.	649	50,946
Eversource Energy	767	48,390
Exelon Corp.	3,115	119,959

JPMorgan U.S. Value Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

Investments	Shares	Value($)
COMMON STOCKS — continued
Electric Utilities — continued
FirstEnergy Corp.	2,381	78,335
Great Plains Energy, Inc.	2,010	62,551
Hawaiian Electric Industries, Inc.	1,642	56,009
OGE Energy Corp.	1,121	36,096
PG&E Corp.	1,971	83,629
Pinnacle West Capital Corp.	185	14,791
PPL Corp.	546	17,401

		617,704

Electrical Equipment — 1.4%
Eaton Corp. plc	1,544	129,650
Emerson Electric Co.	2,054	148,360
Hubbell, Inc.	541	73,549
Regal Beloit Corp.	800	62,320

		413,879

Electronic Equipment, Instruments & Components — 0.9%
Arrow Electronics, Inc. *	815	66,292
Avnet, Inc.	1,439	61,157
Corning, Inc.	3,326	103,838
Jabil, Inc.	560	14,241

		245,528

Energy Equipment & Services — 0.4%
Helmerich & Payne, Inc.	668	48,116
Oceaneering International, Inc.	1,422	29,407
Transocean Ltd. *	3,953	42,653

		120,176

Equity Real Estate Investment Trusts (REITs) — 1.9%
Apple Hospitality REIT, Inc.	1,655	32,256
Brandywine Realty Trust	2,455	44,043
Brixmor Property Group, Inc.	2,052	33,304
Colony NorthStar, Inc., Class A	2,582	23,186
CoreCivic, Inc.	2,460	57,097
Hospitality Properties Trust	1,983	56,337
Kimco Realty Corp.	2,495	39,696
Medical Properties Trust, Inc.	3,904	51,064
Omega Healthcare Investors, Inc.	1,974	53,377
Park Hotels & Resorts, Inc.	2,290	66,204
Piedmont Office Realty Trust, Inc., Class A	769	15,011
Retail Properties of America, Inc., Class A	2,505	30,185
Senior Housing Properties Trust	1,543	26,740

		528,500

Food & Staples Retailing — 3.4%
CVS Health Corp.	2,402	189,013
Walgreens Boots Alliance, Inc.	2,281	171,668
Walmart, Inc.	5,674	604,849

		965,530

Food Products — 2.1%
Archer-Daniels-Midland Co.	2,433	104,497
Bunge Ltd.	949	75,379
Flowers Foods, Inc.	3,144	61,654
General Mills, Inc.	1,833	107,212
Ingredion, Inc.	309	44,385
JM Smucker Co. (The)	635	80,575
Pilgrim’s Pride Corp.*	1,271	35,296
Tyson Foods, Inc., Class A	1,226	93,311

		602,309

Health Care Equipment & Supplies — 2.2%
Abbott Laboratories	1,146	71,235

Investments	Shares	Value($)
Health Care Equipment & Supplies — continued
Baxter International, Inc.	1,589	114,456
Becton Dickinson and Co.	606	147,222
DENTSPLY SIRONA, Inc.	204	12,405
Hill-Rom Holdings, Inc.	544	46,420
Medtronic plc	2,761	237,142

		628,880

Health Care Providers & Services — 4.8%
Aetna, Inc.	914	170,753
Anthem, Inc.	714	176,965
Cardinal Health, Inc.	1,213	87,081
Cigna Corp.	720	150,012
Humana, Inc.	419	118,087
LifePoint Health, Inc. *	488	24,132
McKesson Corp.	200	33,776
MEDNAX, Inc. *	654	34,538
Patterson Cos., Inc.	908	32,588
Quest Diagnostics, Inc.	728	77,037
UnitedHealth Group, Inc.	1,594	377,427
Universal Health Services, Inc., Class B	608	73,872

		1,356,268

Hotels, Restaurants & Leisure — 1.1%
Carnival Corp.	1,699	121,665
International Game Technology plc	1,099	31,948
Royal Caribbean Cruises Ltd.	591	78,928
Wyndham Worldwide Corp.	680	84,409

		316,950

Household Durables — 1.5%
CalAtlantic Group, Inc.	1,022	57,365
Garmin Ltd.	1,240	78,046
Leggett & Platt, Inc.	837	38,929
Lennar Corp., Class A	1,258	78,826
PulteGroup, Inc.	2,165	68,912
Toll Brothers, Inc.	328	15,278
Tupperware Brands Corp.	553	31,941
Whirlpool Corp.	299	54,245

		423,542

Household Products — 1.4%
Procter & Gamble Co. (The)	4,745	409,683

Independent Power and Renewable Electricity Producers — 0.3%
Vistra Energy Corp. *	3,717	72,481

Industrial Conglomerates — 1.0%
Carlisle Cos., Inc.	257	29,352
General Electric Co.	16,368	264,671

		294,023

Insurance — 5.0%
Aflac, Inc.	1,019	89,876
Aspen Insurance Holdings Ltd.	1,118	41,757
Assurant, Inc.	421	38,513
Assured Guaranty Ltd.	1,739	61,891
Axis Capital Holdings Ltd.	977	49,368
Everest Re Group Ltd.	270	62,046
First American Financial Corp.	1,199	70,825
Hanover Insurance Group, Inc. (The)	191	21,612
Lincoln National Corp.	1,129	93,481
Mercury General Corp.	874	42,782

JPMorgan U.S. Value Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

Investments	Shares	Value($)
COMMON STOCKS — continued
Insurance — continued
MetLife, Inc.	2,995	143,970
Old Republic International Corp.	3,123	67,113
Principal Financial Group, Inc.	1,317	89,029
ProAssurance Corp.	673	36,813
Prudential Financial, Inc.	1,277	151,733
Reinsurance Group of America, Inc.	461	72,216
Travelers Cos., Inc. (The)	873	130,880
Unum Group	1,396	74,253
Validus Holdings Ltd.	1,164	78,803

		1,416,961

Internet & Direct Marketing Retail — 0.1%
Liberty Expedia Holdings, Inc., Class A *	486	22,789

Internet Software & Services — 0.2%
Akamai Technologies, Inc. *	846	56,674

IT Services — 1.9%
Amdocs Ltd.	1,068	73,051
CSRA, Inc.	802	26,691
DST Systems, Inc.	617	51,439
International Business Machines Corp.	2,086	341,478
Leidos Holdings, Inc.	761	50,683

		543,342

Machinery — 4.1%
Allison Transmission Holdings, Inc.	916	40,524
Caterpillar, Inc.	1,490	242,542
Crane Co.	757	75,655
Cummins, Inc.	642	120,696
Dover Corp.	855	90,810
Ingersoll-Rand plc	1,096	103,714
Oshkosh Corp.	752	68,221
Parker-Hannifin Corp.	542	109,170
Pentair plc	1,115	79,723
Stanley Black & Decker, Inc.	610	101,400
Timken Co. (The)	1,250	65,687
Trinity Industries, Inc.	1,832	63,149

		1,161,291

Media — 4.8%
Comcast Corp., Class A	9,390	399,357
Discovery Communications, Inc., Class A *	1,758	44,073
Interpublic Group of Cos., Inc. (The)	2,781	60,876
John Wiley & Sons, Inc., Class A	945	59,913
Omnicom Group, Inc.	1,066	81,709
Scripps Networks Interactive, Inc., Class A	544	47,866
TEGNA, Inc.	3,857	55,811
Time Warner, Inc.	1,928	183,835
Viacom, Inc., Class B	1,910	63,832
Walt Disney Co. (The)	3,331	361,980

		1,359,252

Metals & Mining — 0.9%
Nucor Corp.	1,555	104,123
Reliance Steel & Aluminum Co.	837	73,313

Investments	Shares	Value($)
Metals & Mining — continued
Steel Dynamics, Inc.	1,875	85,125

		262,561

Mortgage Real Estate Investment Trusts (REITs) — 1.3%
AGNC Investment Corp.	3,503	65,821
Annaly Capital Management, Inc.	6,863	72,336
Chimera Investment Corp.	3,365	57,171
MFA Financial, Inc.	7,636	54,674
Starwood Property Trust, Inc.	3,031	61,802
Two Harbors Investment Corp.	3,774	55,667

		367,471

Multiline Retail — 1.3%
Kohl’s Corp.	1,465	94,888
Macy’s, Inc.	2,456	63,733
Nordstrom, Inc.	1,165	57,446
Target Corp.	1,951	146,755

		362,822

Multi-Utilities — 0.4%
Ameren Corp.	38	2,152
Consolidated Edison, Inc.	693	55,689
SCANA Corp.	1,545	62,789

		120,630

Oil, Gas & Consumable Fuels — 5.2%
Andeavor	540	58,406
Chevron Corp.	3,415	428,070
ConocoPhillips	422	24,818
Exxon Mobil Corp.	5,381	469,761
HollyFrontier Corp.	1,571	75,345
Kinder Morgan, Inc.	5,421	97,470
Marathon Oil Corp.	1,201	21,846
Marathon Petroleum Corp.	1,451	100,511
Targa Resources Corp.	1,021	49,008
Valero Energy Corp.	1,461	140,212
World Fuel Services Corp.	239	6,666

		1,472,113

Paper & Forest Products — 0.2%
Domtar Corp.	1,260	64,714

Personal Products — 0.2%
Nu Skin Enterprises, Inc., Class A	886	63,650

Pharmaceuticals — 4.5%
Johnson & Johnson	3,340	461,555
Mallinckrodt plc *	826	14,917
Merck & Co., Inc.	5,901	349,634
Pfizer, Inc.	11,950	442,628

		1,268,734

Professional Services — 0.6%
ManpowerGroup, Inc.	553	72,659
Nielsen Holdings plc	1,365	51,065
Robert Half International, Inc.	796	46,072

		169,796

Road & Rail — 0.5%
Norfolk Southern Corp.	938	141,525

Semiconductors & Semiconductor Equipment — 7.1%
Analog Devices, Inc.	1,091	100,241
Applied Materials, Inc.	2,799	150,110
Intel Corp.	10,021	482,411

JPMorgan U.S. Value Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

Investments	Shares	Value($)
COMMON STOCKS — continued
Semiconductors & Semiconductor Equipment — continued
KLA-Tencor Corp.	832	91,354
Lam Research Corp.	587	112,422
Maxim Integrated Products, Inc.	1,582	96,502
Micron Technology, Inc. *	2,624	114,721
NXP Semiconductors NV *	800	96,256
ON Semiconductor Corp. *	2,210	54,676
QUALCOMM, Inc.	3,590	245,018
Skyworks Solutions, Inc.	688	66,881
Teradyne, Inc.	1,574	72,152
Texas Instruments, Inc.	2,320	254,434
Xilinx, Inc.	1,219	89,011

		2,026,189

Software — 4.0%
CA, Inc.	2,448	87,761
Microsoft Corp.	6,554	622,695
Oracle Corp.	8,259	426,082

		1,136,538

Specialty Retail — 2.1%
AutoNation, Inc. *	857	51,609
Bed Bath & Beyond, Inc.	1,859	42,906
Best Buy Co., Inc.	1,484	108,421
Dick’s Sporting Goods, Inc.	1,083	34,071
Foot Locker, Inc.	1,095	53,819
GameStop Corp., Class A	2,453	41,235
Gap, Inc. (The)	2,446	81,305
Penske Automotive Group, Inc.	784	40,917
Signet Jewelers Ltd.	748	39,569
Urban Outfitters, Inc. *	1,664	56,759
Williams-Sonoma, Inc.	692	35,451

		586,062

Technology Hardware, Storage & Peripherals — 3.8%
Apple, Inc.	3,121	522,549
Hewlett Packard Enterprise Co.	6,590	108,076
HP, Inc.	5,690	132,691
NCR Corp. *	937	35,147
NetApp, Inc.	1,482	91,143
Western Digital Corp.	1,252	111,403

Investments	Shares	Value($)
Technology Hardware, Storage & Peripherals — continued
Xerox Corp.	2,050	69,966

		1,070,975

Textiles, Apparel & Luxury Goods — 1.2%
Hanesbrands, Inc.	1,717	37,293
Michael Kors Holdings Ltd. *	925	61,050
PVH Corp.	548	84,984
Ralph Lauren Corp.	591	67,557
Tapestry, Inc.	1,732	81,474

		332,358

Thrifts & Mortgage Finance — 0.2%
New York Community Bancorp, Inc.	5,048	71,480

Trading Companies & Distributors — 0.6%
MSC Industrial Direct Co., Inc., Class A	500	46,940
WESCO International, Inc. *	610	41,571
WW Grainger, Inc.	356	95,999

		184,510

TOTAL COMMON STOCKS (Cost $26,206,086)		28,353,281

SHORT-TERM INVESTMENTS — 0.3%
INVESTMENT COMPANIES — 0.3%
JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 1.18% (a)(b) (Cost $97,834)	97,834	97,834

Total Investments — 99.9% (Cost $26,303,920)		28,451,115
Other Assets Less Liabilities — 0.1%		19,276

Net Assets — 100.0%		28,470,391

Percentages indicated are based on net assets.

JPMorgan U.S. Value Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

*	Non-income producing security.
(a)	Affiliated company as defined under the Investment Company Act of 1940.
(b)	The rate shown was the current yield as of January 31, 2018.

Abbreviations

REIT	Real Estate Investment Trust

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2– Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$28,451,115	$—	$—	$28,451,115

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

Transfers between fair value levels are valued utilizing values as of beginning of the period.

There were no transfers among any levels during the period ended January 31, 2018.

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited)

Investments	Shares	Value($)
COMMON STOCKS — 64.4%
Aerospace & Defense — 1.7%
L3 Technologies, Inc.	2,002	425,345
Rockwell Collins, Inc.	18,416	2,550,432

		2,975,777

Auto Components — 1.2%
BorgWarner, Inc.	7,483	420,994
Cooper-Standard Holdings, Inc. *	3,159	393,580
Gentex Corp.	16,334	386,789
Lear Corp.	2,216	427,998
Standard Motor Products, Inc.	9,106	436,177

		2,065,538

Automobiles — 0.2%
General Motors Co.	6,600	279,906

Banks — 0.6%
BancorpSouth Bank	8,400	281,820
CIT Group, Inc.	5,800	294,002
Customers Bancorp, Inc. *	4,300	131,795
Fifth Third Bancorp	9,100	301,210
Union Bankshares Corp.	2,800	105,700

		1,114,527

Beverages — 0.4%
Boston Beer Co., Inc. (The), Class A *	1,500	284,775
PepsiCo, Inc.	3,459	416,118

		700,893

Biotechnology — 3.5%
Acorda Therapeutics, Inc. *	3,400	88,230
Bioverativ, Inc. *	25,922	2,671,521
Ignyta, Inc. *	27,571	741,660
Juno Therapeutics, Inc. *	31,333	2,688,685

		6,190,096

Capital Markets — 0.8%
Artisan Partners Asset Management, Inc., Class A	10,302	403,323
BGC Partners, Inc., Class A	28,365	405,903
Evercore, Inc., Class A	3,200	321,760
Houlihan Lokey, Inc.	7,547	359,992

		1,490,978

Chemicals — 2.5%
Calgon Carbon Corp.	13,054	278,703
Eastman Chemical Co.	4,278	424,292
Huntsman Corp.	12,100	418,297
LyondellBasell Industries NV, Class A	3,527	422,676
Monsanto Co.	21,243	2,587,397
Platform Speciality *	30,500	357,155

		4,488,520

Commercial Services & Supplies — 0.7%
Brady Corp., Class A	10,792	412,794
Deluxe Corp.	5,441	404,103
Quad/Graphics, Inc.	17,676	390,993

		1,207,890

Communications Equipment — 0.6%
Cisco Systems, Inc.	8,914	370,287
Comtech Telecommunications Corp.	19,471	421,158
F5 Networks, Inc. *	2,559	369,878

		1,161,323

Investments	Shares	Value($)
Construction & Engineering — 0.2%
Jacobs Engineering Group, Inc.	5,991	416,135

Consumer Finance — 0.2%
Navient Corp.	21,500	306,375

Containers & Packaging — 0.4%
Greif, Inc., Class A	6,005	355,016
Sealed Air Corp.	5,800	274,630

		629,646

Diversified Telecommunication Services — 0.3%
Straight Path Communications, Inc., Class B*	2,657	484,903

Electric Utilities — 0.6%
ALLETE, Inc.	3,977	288,094
Eversource Energy	6,874	433,680
Hawaiian Electric Industries, Inc.	12,144	414,232

		1,136,006

Electrical Equipment — 1.0%
Eaton Corp. plc	5,005	420,270
General Cable Corp.	33,148	984,495
Regal Beloit Corp.	5,271	410,611

		1,815,376

Electronic Equipment, Instruments & Components — 1.7%
Belden, Inc.	4,899	415,288
Benchmark Electronics, Inc. *	14,135	409,209
Corning, Inc.	20,942	653,809
Dolby Laboratories, Inc., Class A	6,574	422,971
Methode Electronics, Inc.	10,007	408,786
Tech Data Corp. *	3,411	342,021
Vishay Intertechnology, Inc.	18,060	396,417

		3,048,501

Energy Equipment & Services — 0.7%
National Oilwell Varco, Inc.	9,976	365,920
Patterson-UTI Energy, Inc.	15,835	374,023
Tidewater, Inc. *	2,800	78,260
Unit Corp. *	15,510	375,807

		1,194,010

Food & Staples Retailing — 0.4%
Walgreens Boots Alliance, Inc.	3,900	293,514
Walmart, Inc.	4,004	426,826

		720,340

Food Products — 2.9%
Conagra Brands, Inc.	11,150	423,700
Flowers Foods, Inc.	21,808	427,655
Ingredion, Inc.	3,012	432,644
JM Smucker Co. (The)	3,304	419,245
John B Sanfilippo & Son, Inc.	6,401	400,831
Nomad Foods Ltd. *	24,280	413,731
Sanderson Farms, Inc.	3,095	392,755
Snyder’s-Lance, Inc.	37,275	1,863,004
Tyson Foods, Inc., Class A	5,204	396,076

		5,169,641

Gas Utilities — 0.7%
Northwest Natural Gas Co.	7,288	417,967
WGL Holdings, Inc.	10,010	843,042

		1,261,009

Health Care Equipment & Supplies — 0.9%
Hill-Rom Holdings, Inc.	4,716	402,416
Natus Medical, Inc. *	21,930	680,926
NxStage Medical, Inc. *	21,585	540,273

		1,623,615

Health Care Providers & Services — 2.3%
Aetna, Inc.	3,432	641,166

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Health Care Providers & Services — continued
Chemed Corp.	1,576	410,658
Community Health Systems, Inc. *	8,000	45,200
Encompass Health Corp.	7,943	420,344
Express Scripts Holding Co. *	5,164	408,886
Kindred Healthcare, Inc.	65,163	599,500
MEDNAX, Inc. *	1,500	79,215
Owens & Minor, Inc.	17,306	364,464
Quest Diagnostics, Inc.	4,073	431,005
UnitedHealth Group, Inc.	1,504	356,117
WellCare Health Plans, Inc. *	1,934	406,875

		4,163,430

Health Care Technology — 0.0%(a)
athenahealth, Inc. *	600	75,186

Hotels, Restaurants & Leisure — 2.9%
Bloomin’ Brands, Inc.	16,600	365,698
Brinker International, Inc.	7,400	268,916
Buffalo Wild Wings, Inc. *	12,411	1,948,527
Churchill Downs, Inc.	1,300	336,700
Darden Restaurants, Inc.	3,952	378,799
Domino’s Pizza, Inc.	1,500	325,275
La Quinta Holdings, Inc. *	18,900	376,677
Six Flags Entertainment Corp.	4,200	283,752
Wyndham Worldwide Corp.	6,806	844,829

		5,129,173

Household Durables — 0.7%
PulteGroup, Inc.	8,400	267,372
Taylor Morrison Home Corp., Class A *	12,832	326,318
Toll Brothers, Inc.	8,087	376,692
TRI Pointe Group, Inc. *	16,400	267,484

		1,237,866

Household Products — 0.5%
Church & Dwight Co., Inc.	8,382	409,461
Procter & Gamble Co. (The)	4,588	396,128

		805,589

Independent Power and Renewable Electricity Producers — 1.6%
AES Corp.	36,297	419,594
Calpine Corp. *	167,536	2,528,118

		2,947,712

Industrial Conglomerates — 0.2%
Honeywell International, Inc.	2,500	399,175

Insurance — 3.6%
AmTrust Financial Services, Inc.	101,347	1,360,077
Athene Holding Ltd., Class A *	8,116	407,099
CNO Financial Group, Inc.	16,665	409,792
Principal Financial Group, Inc.	5,692	384,779
Prudential Financial, Inc.	2,890	343,390
Reinsurance Group of America, Inc.	2,576	403,531
Unum Group	7,523	400,148
Validus Holdings Ltd.	39,929	2,703,193

		6,412,009

Internet Software & Services — 0.5%
Akamai Technologies, Inc. *	1,200	80,388
Alphabet, Inc., Class C *	362	423,518
Blucora, Inc. *	15,710	383,324

		887,230

IT Services — 3.9%
Accenture plc, Class A	2,220	356,754
Amdocs Ltd.	5,990	409,716
Blackhawk Network Holdings, Inc. *	48,373	2,198,553

Investments	Shares	Value($)
IT Services — continued
Convergys Corp.	18,617	433,218
DST Systems, Inc.	28,088	2,341,696
DXC Technology Co.	3,900	388,245
Euronet Worldwide, Inc. *	4,405	413,497
Western Union Co. (The)	20,533	426,881

		6,968,560

Life Sciences Tools & Services — 0.7%
Agilent Technologies, Inc.	5,749	422,149
Cambrex Corp. *	7,440	419,244
Charles River Laboratories International, Inc. *	3,963	417,859

		1,259,252

Machinery — 2.5%
Allison Transmission Holdings, Inc.	6,800	300,832
Atlas Copco AB, Class A	12,058	565,493
Cummins, Inc.	1,960	368,480
Dover Corp.	3,900	414,219
Greenbrier Cos., Inc. (The)	8,035	402,956
Illinois Tool Works, Inc.	2,433	422,539
Ingersoll-Rand plc	4,659	440,881
Pentair plc	5,500	393,250
Stanley Black & Decker, Inc.	2,405	399,783
Terex Corp.	6,400	300,928
Timken Co. (The)	7,595	399,117

		4,408,478

Media — 3.5%
AMC Networks, Inc., Class A *	5,200	268,268
CBS Corp. (Non-Voting), Class B	7,290	419,977
Omnicom Group, Inc.	5,551	425,484
Regal Entertainment Group, Class A	110,384	2,525,586
Scripps Networks Interactive, Inc., Class A	29,302	2,578,283
Time Warner, Inc.	1,258	119,950

		6,337,548

Metals & Mining — 0.1%
Sandstorm Gold Ltd. *	18,700	98,365

Multiline Retail — 0.6%
Big Lots, Inc.	11,581	703,893
Target Corp.	5,711	429,582

		1,133,475

Multi-Utilities — 0.7%
Ameren Corp.	7,536	426,764
Avista Corp.	8,779	442,111
CenterPoint Energy, Inc.	14,980	422,136

		1,291,011

Oil, Gas & Consumable Fuels — 0.9%
Energen Corp. *	1,300	67,899
HollyFrontier Corp.	7,058	338,502
Marathon Petroleum Corp.	9,532	660,281
Peabody Energy Corp. *	2,600	105,066
Stone Energy Corp. *	3,400	122,876
Valero Energy Corp.	3,874	371,788

		1,666,412

Paper & Forest Products — 1.4%
KapStone Paper and Packaging Corp.	58,051	2,010,887
Schweitzer-Mauduit International, Inc.	9,102	412,138

		2,423,025

Personal Products — 0.4%
Herbalife Ltd. *	4,100	340,259

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

Investments	Shares	Value($)
COMMON STOCKS — continued
Personal Products — continued
Inter Parfums, Inc.	7,605	346,788

		687,047

Pharmaceuticals — 2.8%
Akorn, Inc. *	77,659	2,502,173
Johnson & Johnson	2,846	393,288
Merck & Co., Inc.	5,823	345,013
Pfizer, Inc.	11,369	421,108
STADA Arzneimittel AG	1,753	190,264
Sucampo Pharmaceuticals, Inc., Class A *	37,580	674,561
Taro Pharmaceutical Industries Ltd. *	3,971	403,811

		4,930,218

Professional Services — 0.6%
FTI Consulting, Inc. *	6,200	269,514
ICF International, Inc. *	7,696	408,658
ManpowerGroup, Inc.	3,146	413,353

		1,091,525

Real Estate Management & Development — 0.0%(a)
CBRE Group, Inc., Class A *	1,800	82,242

Semiconductors & Semiconductor Equipment — 4.4%
Advanced Energy Industries, Inc . *	5,434	386,521
Applied Materials, Inc.	7,348	394,073
Cabot Microelectronics Corp.	4,142	422,028
Cirrus Logic, Inc. *	8,153	404,144
Intel Corp.	9,235	444,573
KLA-Tencor Corp.	3,673	403,295
Kulicke & Soffa Industries, Inc. *	16,573	381,345
Lam Research Corp.	2,006	384,189
Maxim Integrated Products, Inc.	7,378	450,058
NXP Semiconductors NV *	21,347	2,568,471
QUALCOMM, Inc.	9,567	652,948
Teradyne, Inc.	7,348	336,832
Texas Instruments, Inc.	3,200	350,944
Xperi Corp.	16,068	360,727

		7,940,148

Software — 2.9%
Barracuda Networks, Inc. *	44,769	1,233,386
BroadSoft, Inc. *	24,339	1,336,211
Callidus Software, Inc. *	22,554	810,816
Citrix Systems, Inc. *	4,480	415,565
Oracle Corp.	8,319	429,177
Progress Software Corp.	2,200	109,626
Synopsys, Inc. *	4,499	416,653
VMware, Inc., Class A *	3,067	379,664

		5,131,098

Specialty Retail — 2.6%
Aaron’s, Inc.	8,950	365,966
Best Buy Co., Inc.	5,176	378,159
Chico’s FAS, Inc.	37,235	354,105
Children’s Place, Inc. (The)	2,483	371,953
Conn’s, Inc. *	11,517	383,516
Dick’s Sporting Goods, Inc.	20,392	641,532
Foot Locker, Inc.	6,500	319,475
Murphy USA, Inc. *	3,500	298,585
O’Reilly Automotive, Inc. *	1,100	291,159
Rent-A-Center, Inc.	42,035	455,239
Sally Beauty Holdings, Inc. *	16,600	275,726
Signet Jewelers Ltd.	5,400	285,660
Urban Outfitters, Inc. *	8,500	289,935

		4,711,010

Technology Hardware, Storage & Peripherals — 0.5%
Apple, Inc.	2,368	396,474

Investments	Shares	Value($)
Technology Hardware, Storage & Peripherals — continued
HP, Inc.	17,613	410,735

		807,209

Textiles, Apparel & Luxury Goods — 0.9%
Crocs, Inc. *	26,200	353,962
Deckers Outdoor Corp. *	4,881	418,351
PVH Corp.	2,830	438,876
Wolverine World Wide, Inc.	11,289	370,618

		1,581,807

Trading Companies & Distributors — 0.5%
AerCap Holdings NV *	5,100	275,910
HD Supply Holdings, Inc. *	7,200	280,008
Rush Enterprises, Inc., Class A *	7,909	427,481

		983,399

TOTAL COMMON STOCKS (Cost $108,055,080)		115,070,204

SHORT-TERM INVESTMENTS — 28.3%
INVESTMENT COMPANIES — 28.3%
JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 1.18%, (b)(c) (Cost $ 50,610,484)	50,610,484	50,610,484

Total Investments — 92.7% (Cost $158,665,564)		165,680,688
Other Assets Less Liabilities — 7.3%		13,130,877

Net Assets — 100.0%		178,811,565

Percentages indicated are based on net assets.

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)	The rate shown was the current yield as of January 31, 2018.
(c)	Affiliated company as defined under the Investment Company Act of 1940.

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

Futures contracts outstanding as of January 31, 2018:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
CAC 40 10 Euro Index	22	02/2018	EUR	1,496,741	(6,668)
Hang Seng Index	8	02/2018	HKD	1,675,807	(2,420)
IBEX 35 Index	2	02/2018	EUR	259,119	(1,882)
WTI Crude Oil	10	02/2018	USD	647,300	8,233
Australia 10 Year Bond	593	03/2018	AUD	60,968,477	(1,073,196)
Canada 10 Year Bond	44	03/2018	CAD	4,730,179	(138,220)
Copper	9	03/2018	USD	718,988	39,139
Cotton No. 2	21	03/2018	USD	811,440	34,787
DAX Index	3	03/2018	EUR	1,228,627	4,460
Euro STOXX 50 Index	22	03/2018	EUR	983,545	(9,754)
Euro-Bund	17	03/2018	EUR	3,352,110	(61,460)
Euro-Buxl	4	03/2018	EUR	803,233	(10,655)
Euro-Schatz	109	03/2018	EUR	15,131,130	(39,497)
Feeder Cattle	1	03/2018	USD	72,525	397
FTSE 100 Index	18	03/2018	GBP	1,908,669	(11,366)
FTSE/MIB Index	6	03/2018	EUR	875,882	(2,235)
Japan 10 Year Bond	12	03/2018	JPY	16,523,221	(48,953)
LME Aluminum Base Metal	82	03/2018	USD	4,538,188	41,043
LME Nickel Base Metal	13	03/2018	USD	1,059,201	61,680
LME Zinc Base Metal	48	03/2018	USD	4,259,400	162,719
Long Gilt	3	03/2018	GBP	520,261	(10,367)
Natural Gas	15	03/2018	USD	429,000	11,283
S&P 500 E-Mini Index	25	03/2018	USD	3,532,250	171,254
SPI 200 Index	22	03/2018	AUD	2,647,772	(25,168)
TOPIX Index	12	03/2018	JPY	2,031,754	47,828
U.S. Treasury 10 Year Note	363	03/2018	USD	44,138,531	(989,041)
U.S. Treasury Long Bond	6	03/2018	USD	886,688	(28,201)
WTI Crude Oil	32	03/2018	USD	2,065,920	71,885
100 oz Gold	7	04/2018	USD	940,170	(2,889)
Feeder Cattle	15	04/2018	USD	1,093,875	(2,932)
Lean Hogs	14	04/2018	USD	404,600	(12,041)
Live Cattle	43	04/2018	USD	2,114,310	(18,517)
LME Zinc Base Metal	9	04/2018	USD	797,400	5,823
WTI Crude Oil	21	04/2018	USD	1,350,510	(4,596)
Feeder Cattle	20	05/2018	USD	1,459,250	(10,484)
Live Cattle	36	06/2018	USD	1,657,080	(1,636)

					(1,851,647)

Short Contracts
Natural Gas	(20)	02/2018	USD	(599,000)	3,765
Sugar No. 11	(6)	02/2018	USD	(88,906)	(774)
Australia 3 Year Bond	(31)	03/2018	AUD	(2,772,484)	(4,656)
Canada 10 Year Bond	(5)	03/2018	CAD	(537,520)	3,458
Cocoa	(9)	03/2018	USD	(179,640)	(9,367)
Coffee ‘C’	(19)	03/2018	USD	(868,181)	86,174
Corn	(72)	03/2018	USD	(1,301,400)	(16,737)
Euro-Bobl	(3)	03/2018	EUR	(485,881)	3,498
Euro-Bund	(36)	03/2018	EUR	(7,098,587)	185,829
Japan 10 Year Bond	(29)	03/2018	JPY	(39,931,117)	105,819
Long Gilt	(297)	03/2018	GBP	(51,505,881)	965,200
S&P 500 E-Mini Index	(85)	03/2018	USD	(12,009,650)	(671,885)
Silver	(7)	03/2018	USD	(603,435)	(2,129)
Soybean	(13)	03/2018	USD	(647,237)	(14,326)
U.S. Treasury 10 Year Note	(22)	03/2018	USD	(2,675,063)	46,045
U.S. Treasury 2 Year Note	(146)	03/2018	USD	(31,129,938)	121,170
U.S. Treasury 5 Year Note	(55)	03/2018	USD	(6,309,531)	68,213
Wheat	(46)	03/2018	USD	(1,039,025)	(36,236)
Lean Hogs	(74)	04/2018	USD	(2,138,600)	62,792

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Lean Hogs	(25)	04/2018	USD	(722,500)	1,786
Sugar No. 11	(61)	04/2018	USD	(913,438)	30,661
Coffee ‘C’	(59)	05/2018	USD	(2,747,925)	118,247
Corn	(161)	05/2018	USD	(2,974,475)	(19,812)
Lean Hogs	(24)	05/2018	USD	(747,120)	(44,955)
Wheat	(152)	05/2018	USD	(3,537,800)	(33,886)
Sugar No. 11	(59)	06/2018	USD	(903,314)	19,400
Corn	(105)	07/2018	USD	(1,980,562)	(18,847)
Wheat	(59)	07/2018	USD	(1,413,050)	(51,599)

					896,848

					(954,799)

Abbreviations
AUD	— Australian Dollar
CAC	— Continuous Assisted Quotation
CAD	— Canadian Dollar
DAX	— Deutscher Aktien Index
EUR	— Euro
FTSE	— Financial Times and the London Stock Exchange
GBP	— British Pound
HKD	— Hong Kong Dollar
IBEX	— Madrid Stock Exchange
JPY	— Japanese Yen
LME	— London Metal Exchange
MIB	— Milan, Italian Stock Exchange
TOPIX	— Tokyo Stock Price Index
USD	— United States Dollar
WTI	— West Texas Intermediate

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

Forward foreign currency exchange contracts outstanding as of January 31, 2018:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	1,056,370	USD	839,148	Deutsche Bank AG, New York	02/09/2018	12,033
AUD	9,720,327	USD	7,651,939	Australia and New Zealand Banking Group Limited	02/23/2018	179,986
BRL	6,670,372	USD	2,065,706	Goldman Sachs International**	02/23/2018	23,222
BRL	638,981	USD	198,454	Merrill Lynch International**	02/23/2018	1,653
GBP	729,120	USD	995,654	Australia and New Zealand Banking Group Limited	02/23/2018	40,343
JPY	730,059,445	USD	6,582,614	Barclays Bank plc	02/23/2018	111,816
JPY	48,727,325	USD	438,760	Royal Bank of Canada	02/23/2018	8,055
MXN	39,886,867	USD	2,073,780	HSBC Bank plc	02/23/2018	62,397
NOK	19,922,407	USD	2,505,742	HSBC Bank plc	02/23/2018	80,119
TRY	7,702,828	USD	2,026,971	Barclays Bank plc	02/23/2018	11,493
TRY	734,108	USD	191,635	Royal Bank of Canada	02/23/2018	2,638
USD	2,050,241	KRW	2,179,099,025	Goldman Sachs International**	02/23/2018	11,925
USD	213,847	KRW	228,307,334	Merrill Lynch International**	02/23/2018	290
USD	2,230,383	PHP	112,612,810	Goldman Sachs International**	02/23/2018	38,562
ZAR	25,456,414	USD	2,041,108	HSBC Bank plc	02/23/2018	101,376
RUB	117,732,302	USD	2,069,407	Goldman Sachs International**	02/26/2018	18,959

Total unrealized appreciation						704,867

USD	826,925	AUD	1,056,370	HSBC Bank plc	02/09/2018	(24,255)
USD	917,183	GBP	651,113	Deutsche Bank AG, New York	02/09/2018	(7,544)
AUD	550,065	NZD	602,369	Goldman Sachs International	02/23/2018	(604)
USD	563,543	CAD	705,178	Barclays Bank plc	02/23/2018	(9,904)
USD	544,062	CHF	521,238	Goldman Sachs International	02/23/2018	(16,790)
USD	15,656,428	CHF	15,163,219	Merrill Lynch International	02/23/2018	(659,216)
USD	4,065,776	EUR	3,341,934	Barclays Bank plc	02/23/2018	(88,576)
USD	2,066,365	HUF	524,672,985	HSBC Bank plc	02/23/2018	(34,881)
USD	6,723,305	NZD	9,269,152	Australia and New Zealand Banking Group Limited	02/23/2018	(105,903)
USD	7,675,319	SEK	62,062,608	Barclays Bank plc	02/23/2018	(210,911)
USD	456,310	SEK	3,660,319	Credit Suisse International	02/23/2018	(8,803)
USD	2,083,466	THB	66,510,289	Australia and New Zealand Banking Group Limited	02/23/2018	(41,031)
USD	2,243,843	TWD	66,251,646	Goldman Sachs International**	02/23/2018	(31,817)

Total unrealized depreciation						(1,240,235)

Net unrealized depreciation						(535,368)

**	— Non-deliverable forward.
Abbreviations
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound
HUF	— Hungary Forint
JPY	— Japanese Yen
KRW	— Korean Republic Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PHP	— Philippine Peso
RUB	— Russia Ruble
SEK	— Swedish Krona
THB	— Thai Baht
TRY	— Turkey Lira
TWD	— Taiwan New Dollar
USD	— United States Dollar
ZAR	— South Africa Rand

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

Over the Counter (“OTC”) Total Return Swap contracts outstanding as of January 31, 2018:

Reference Entity	Payments Made by Fund	Payments Received by Fund	Frequency of Payments Made/Received	Counterparty	Maturity Date	Notional Amount	Upfront Payments(Receipts) ($)	Value and Unrealized Appreciation (Depreciation) ($)
Media Gen, Inc., CVR	Total appreciation/depreciation of the position at maturity	Total appreciation/depreciation of the position at maturity	At Termination	Bank of America	10/18/2018	USD 1,329	—	65‡

							—	65

‡	—	Value determined using significant unobservable inputs.

JPMorgan Diversified Alternatives ETF

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 4)
Bank of America	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month BA on long positions and short positions respectively, plus or minus a specified spread of 0.50%, which is denominated in CAD based on the local currencies of the positions within the swaps.	10/18/2018	$218,609	$(1,776)	$1,179	$(597)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Food & Staples Retailing
Jean Coutu Group PJC, Inc. (The)	14,915	293,935	(1,218)	0.0	(a)

Short Positions
Common Stocks
Food & Staples Retailing
Metro, Inc.	(2,251)	(75,326)	(558)	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swaps	12,664	218,609	(1,776)	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 4)
Bank of America	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, plus or minus a specified spread of 0.55%, which is denominated in GBP based on the local currencies of the positions within the swaps.	03/29/2019	$1,048,171	$29,668	$4,660	$34,328

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Banks
Aldermore Group plc*	30,551	135,079	(85)	0.0	(a)

Capital Markets
Sole Realisation Co. plc*‡	153	152	—	0.0	(a)

Food & Staples Retailing
Booker Group plc	90,905	292,476	(1,894)	0.0	(a)

Media
Sky plc	43,718	657,513	36,460	0.0	(a)
UBM plc	84,236	1,086,006	(1,060)	0.0	(a)

	127,954	1,743,519	35,400	0.0	(a)

Total Long Positions of Total Return Basket Swaps	249,563	2,171,226	33,421	0.0	(a)

Short Positions
Common Stocks
Food & Staples Retailing
Tesco plc	(77,486)	(230,373)	310	0.0	(a)

Media
Informa plc	(90,315)	(892,682)	(4,063)	0.0	(a)

Total Short Positions of Total Return Basket Swaps	(167,801)	(1,123,055)	(3,753)	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swaps	81,762	1,048,171	29,668	0.0	(a)

JPMorgan Diversified Alternatives ETF

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 4)
Bank of America	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, plus or minus a specified spread of 0.25%, which is denominated in USD based on the local currencies of the positions within the swaps.	10/18/2018	$620,244	$31,146	$9,050	$40,196

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Banks
MainSource Financial Group, Inc.	3,208	126,235	3,112	0.0	(a)

Media
Time Warner, Inc.	16,319	1,556,017	38,839	0.0	(a)

Total Long Positions of Total Return Basket Swaps	19,527	1,682,252	41,951	0.0	(a)

Short Positions
Common Stocks
Banks
First Financial Bancorp	(4,406)	(125,571)	(3,304)	0.0	(a)

Diversified Telecommunication Services
AT&T, Inc.	(25,005)	(936,437)	(7,501)	0.0	(a)

Total Short Positions of Total Return Basket Swaps	(29,411)	(1,062,008)	(10,805)	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swaps	(9,884)	620,244	31,146	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 4)
Bank of America	The Fund receives the total return on a portfolio of short equity positions and pays or receives the net of one month EURIBOR on short positions, which is denominated in EUR based on the local currencies of the positions within the swaps.	04/30/2019	$(437,458)	$4,115	$(542)	$3,573

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Construction & Engineering
HOCHTIEF AG	(2,419)	(437,458)	4,115	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 4)
Bank of America	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month STIBOR on long positions and short positions respectively, plus or minus a specified spread of 0.35%, which is denominated in SEK based on the local currencies of the positions within the swaps.	07/31/2019	$68,009	$902	$(6,010)	$(5,108)

JPMorgan Diversified Alternatives ETF

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Diversified Telecommunication Services
Com Hem Holding AB*	14,972	260,303	5,162	0.0	(a)

Short Positions
Common Stocks
Wireless Telecommunication Services
Tele2 AB	(15,376)	(192,294)	(4,260)	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swaps	(404)	68,009	902	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 4)
Bank of America	The Fund receives the total return on a portfolio of long equity positions and pays or receives the net of one month BBR on long positions respectively, plus or minus a specified spread of 0.35%, which is denominated in AUD based on the local currencies of the positions within the swaps.	10/18/2018	$197,358	$(184)	$(115)	$(299)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Internet Software & Services
Aconex Ltd.*	31,878	197,358	(184)	0.0	(a)

JPMorgan Diversified Alternatives ETF

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 4)
Bank of America	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month BA on long positions and short positions respectively, plus or minus a specified spread of 0.50%, which is denominated in CAD based on the local currencies of the positions within the swaps.	10/15/2018	$(2,974,129)	$99,502	$(2,043)	$97,459

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Banks
Laurentian Bank of Canada	880	38,062	200	0.0	(a)

Trading Companies & Distributors
Toromont Industries Ltd.	3,209	140,126	(2,086)	0.0	(a)

Total Long Positions of Total Return Basket Swaps	4,089	178,188	(1,886)	0.0	(a)

Short Positions
Common Stocks
Aerospace & Defense
Bombardier, Inc.*	(102,747)	(290,699)	(28,177)	0.0	(a)

Energy Equipment & Services
Precision Drilling Corp.*	(88,090)	(319,416)	2,369	0.0	(a)

Independent Power and Renewable Electricity Producers
Northland Power, Inc.	(18,735)	(348,501)	7,431	0.0	(a)

Metals & Mining
First Majestic Silver Corp.*	(50,645)	(309,634)	45,081	0.0	(a)
Franco-Nevada Corp.	(4,638)	(354,637)	9,097	0.0	(a)
Goldcorp, Inc.	(24,584)	(351,971)	6,651	0.0	(a)
MAG Silver Corp.*	(23,000)	(246,829)	22,362	0.0	(a)
Wheaton Precious Metals Corp.	(16,220)	(350,378)	7,378	0.0	(a)

	(119,087)	(1,613,449)	90,569	0.0	(a)

Oil, Gas & Consumable Fuels
MEG Energy Corp.*	(62,834)	(284,030)	11,924	0.0	(a)

Software
BlackBerry Ltd.*	(23,356)	(296,222)	17,272	0.0	(a)

Total Short Positions of Total Return Basket Swaps	(414,849)	(3,152,317)	101,388	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swaps	(410,760)	(2,974,129)	99,502	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 4)
Bank of America	The Fund receives the total return on a portfolio of short equity positions and pays or receives the net of one month EURIBOR on short positions respectively, plus or minus a specified spread of 0.35%, which is denominated in EUR based on the local currencies of the positions within the swaps.	03/29/2019	$(9,618,616)	$111,938	$(22,545)	$89,393

JPMorgan Diversified Alternatives ETF

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Rights
Construction & Engineering
Sacyr SA*	(109,272)	(7,394)	(7,305)	0.0	(a)

Common Stocks
Beverages
Anheuser-Busch InBev SA/NV	(3,055)	(346,008)	10,938	0.0	(a)
Davide Campari-Milano SpA	(45,332)	(361,076)	(7,756)	0.0	(a)
Remy Cointreau SA	(2,668)	(351,141)	12,243	0.0	(a)

	(51,055)	(1,058,225)	15,425	0.0	(a)

Capital Markets
Deutsche Bank AG (Registered)	(18,237)	(335,573)	12,478	0.0	(a)

Chemicals
OCI NV*	(1,375)	(34,907)	62	0.0	(a)
Symrise AG	(4,161)	(348,700)	7,928	0.0	(a)

	(5,536)	(383,607)	7,990	0.0	(a)

Commercial Services & Supplies
Prosegur Cia de Seguridad SA	(42,021)	(349,349)	7,940	0.0	(a)
Societe BIC SA	(2,950)	(337,818)	17,315	0.0	(a)

	(44,971)	(687,167)	25,255	0.0	(a)

Construction & Engineering
Ferrovial SA	(15,199)	(348,921)	9,578	0.0	(a)
Sacyr SA	(109,272)	(356,638)	(15,466)	0.0	(a)

	(124,471)	(705,559)	(5,888)	0.0	(a)

Diversified Telecommunication Services
Iliad SA	(1,363)	(352,645)	1,155	0.0	(a)

Electrical Equipment
Nexans SA	(5,764)	(349,612)	8,131	0.0	(a)

Health Care Equipment & Supplies
Sartorius Stedim Biotech	(4,432)	(384,078)	(30,040)	0.0	(a)

Health Care Providers & Services
Korian SA	(10,653)	(343,088)	33,389	0.0	(a)

Hotels, Restaurants & Leisure
Accor SA	(6,215)	(353,727)	(2,778)	0.0	(a)
NH Hotel Group SA	(35,757)	(271,872)	(2,344)	0.0	(a)

	(41,972)	(625,599)	(5,122)	0.0	(a)

Internet & Direct Marketing Retail
Zalando SE*(b)(c)	(4,901)	(287,258)	779	0.0	(a)

IT Services
Tieto OYJ	(10,085)	(350,562)	655	0.0	(a)

Leisure Products
Amer Sports OYJ*	(12,710)	(358,822)	(7,357)	0.0	(a)

Life Sciences Tools & Services
MorphoSys AG*	(3,495)	(344,774)	27,974	0.0	(a)

Machinery
Alstom SA	(7,893)	(346,223)	13,362	0.0	(a)
GEA Group AG	(7,176)	(356,914)	(7,809)	0.0	(a)
KION Group AG	(3,733)	(343,118)	9,740	0.0	(a)

	(18,802)	(1,046,255)	15,293	0.0	(a)

Media
Altice NV*	(23,577)	(252,845)	9,222	0.0	(a)
JCDecaux SA	(7,880)	(340,908)	11,004	0.0	(a)

	(31,457)	(593,753)	20,226	0.0	(a)

Metals & Mining
thyssenkrupp AG	(11,118)	(350,051)	(229)	0.0	(a)

Professional Services
Bureau Veritas SA	(12,010)	(351,931)	4,850	0.0	(a)

Road & Rail
Europcar Groupe SA(b)(c)	(24,690)	(343,325)	324	0.0	(a)

Transportation Infrastructure
Getlink SE	(25,613)	(359,338)	(6,045)	0.0	(a)

Total Common Stocks	(463,335)	(9,611,222)	119,243	0.0	(a)

Total Short Positions of Total Return Basket Swaps	(572,607)	(9,618,616)	111,938	0.0	(a)

JPMorgan Diversified Alternatives ETF

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 4)
Bank of America	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, plus or minus a specified spread of 0.35%, which is denominated in GBP based on the local currencies of the positions within the swaps.	03/29/2019	$(7,670,016)	$312,903	$(16,941)	$295,962

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Capital Markets
3i Group plc	2,539	33,573	(353)	0.0	(a)

Energy Equipment & Services
Petrofac Ltd.	1,945	14,655	(364)	0.0	(a)

Food & Staples Retailing
Wm Morrison Supermarkets plc	8,155	25,705	(785)	0.0	(a)

Hotels, Restaurants & Leisure
Carnival plc	453	31,961	173	0.0	(a)
William Hill plc	5,283	23,253	(1,759)	0.0	(a)

	5,736	55,214	(1,586)	0.0	(a)

Metals & Mining
Rio Tinto plc	694	38,630	(875)	0.0	(a)

Multi-Utilities
Centrica plc	6,876	13,029	(731)	0.0	(a)

Total Long Positions of Total Return Basket Swaps	25,945	180,806	(4,694)	0.0	(a)

Short Positions
Common Stocks
Aerospace & Defense
Cobham plc*	(179,860)	(333,902)	4,768	0.0	(a)

Banks
Barclays plc	(120,641)	(343,092)	1,135	0.0	(a)
Standard Chartered plc*	(30,636)	(356,457)	999	0.0	(a)

	(151,277)	(699,549)	2,134	0.0	(a)

Capital Markets
Hargreaves Lansdown plc	(11,901)	(314,041)	10,265	0.0	(a)
St James’s Place plc	(20,166)	(340,469)	19,041	0.0	(a)

	(32,067)	(654,510)	29,306	0.0	(a)

Chemicals
Johnson Matthey plc	(7,790)	(382,878)	(22,643)	0.0	(a)

Construction & Engineering
Balfour Beatty plc	(87,390)	(350,670)	14,417	0.0	(a)

Diversified Consumer Services
Dignity plc	(26,386)	(306,046)	188,515	0.1

Electrical Equipment
Melrose Industries plc	(109,826)	(352,951)	6,926	0.0	(a)

Hotels, Restaurants & Leisure
Compass Group plc	(16,495)	(347,301)	7,640	0.0	(a)
Domino’s Pizza Group plc	(71,415)	(342,423)	9,647	0.0	(a)
GVC Holdings plc	(27,240)	(358,533)	(238)	0.0	(a)
InterContinental Hotels Group plc	(5,161)	(345,323)	8,065	0.0	(a)
Merlin Entertainments plc	(72,047)	(336,144)	19,804	0.0	(a)
Whitbread plc	(6,325)	(348,601)	9,427	0.0	(a)

	(198,683)	(2,078,325)	54,345	0.0	(a)

Industrial Conglomerates
DCC plc	(3,385)	(355,787)	9,514	0.0	(a)

Metals & Mining
Fresnillo plc	(18,111)	(346,746)	6,473	0.0	(a)

Multiline Retail
B&M European Value Retail SA	(40,207)	(237,322)	(423)	0.0	(a)

JPMorgan Diversified Alternatives ETF

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
Oil, Gas & Consumable Fuels
Cairn Energy plc*	(116,843)	(343,778)	14,147	0.0	(a)

Software
Sophos Group plc(b)(c)	(38,385)	(349,582)	30	0.0	(a)

Tobacco
British American Tobacco plc	(5,006)	(342,144)	11,345	0.0	(a)

Trading Companies & Distributors
Bunzl plc	(12,679)	(370,894)	(9,637)	0.0	(a)

Water Utilities
Pennon Group plc	(33,822)	(345,738)	8,380	0.0	(a)

Total Short Positions of Total Return Basket Swaps	(1,061,717)	(7,850,822)	317,597	0.1

Total of Long and Short Positions of Total Return Basket Swaps	(1,035,772)	(7,670,016)	312,903	0.1

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 4)
Bank of America	The Fund receives the total return on a portfolio of short equity positions and pays or receives the net of one month LIBOR on short positions, which is denominated in USD based on the local currencies of the positions within the swaps.	10/18/2018	$(23,118,866)	$(92,413)	$(23,906)	$(116,319)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Aerospace & Defense
Aerovironment, Inc. *	(5,213)	(267,740)	7,038	0.0	(a)
TransDigm Group, Inc.	(929)	(294,409)	(21,190)	0.0	(a)

	(6,142)	(562,149)	(14,152)	0.0	(a)

Air Freight & Logistics
Hub Group, Inc. *	(5,716)	(274,654)	18,291	0.0	(a)

Airlines
Spirit Airlines, Inc. *	(7,044)	(296,693)	20,005	0.0	(a)

Banks
Signature Bank *	(1,959)	(301,686)	(1,097)	0.0	(a)

Building Products
Armstrong World Industries, Inc. *	(4,426)	(277,510)	(2,877)	0.0	(a)

Capital Markets
Charles Schwab Corp. (The)	(5,293)	(282,329)	10,533	0.0	(a)
TD Ameritrade Holding Corp.	(5,147)	(287,151)	(4,272)	0.0	(a)

	(10,440)	(569,480)	6,261	0.0	(a)

Chemicals
CF Industries Holdings, Inc.	(7,013)	(297,632)	(16,551)	0.0	(a)

Commercial Services & Supplies
Clean Harbors, Inc. *	(4,642)	(256,888)	(3,342)	0.0	(a)
Covanta Holding Corp.	(17,372)	(284,032)	6,949	0.0	(a)
Healthcare Services Group, Inc.	(4,330)	(238,929)	(13,553)	0.0	(a)

	(26,344)	(779,849)	(9,946)	0.0	(a)

Communications Equipment
Infinera Corp. *	(27,781)	(179,743)	8,890	0.0	(a)
ViaSat, Inc. *	(4,466)	(337,719)	12,605	0.0	(a)

	(32,247)	(517,462)	21,495	0.0	(a)

Consumer Finance
LendingClub Corp. *	(40,899)	(149,690)	20,040	0.0	(a)

Containers & Packaging
Ball Corp.	(5,642)	(215,976)	2,877	0.0	(a)

Distributors
Core-Mark Holding Co., Inc.	(7,216)	(159,401)	11,113	0.0	(a)
LKQ Corp. *	(6,413)	(269,538)	4,297	0.0	(a)

	(13,629)	(428,939)	15,410	0.0	(a)

JPMorgan Diversified Alternatives ETF

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
Diversified Consumer Services
Chegg, Inc.*	(17,630)	(305,352)	(21,685)	0.0	(a)

Energy Equipment & Services
Weatherford International plc*	(76,739)	(302,352)	1,535	0.0	(a)

Food & Staples Retailing
Casey’s General Stores, Inc.	(2,140)	(259,175)	5,222	0.0	(a)
Smart & Final Stores, Inc.*	(31,004)	(291,438)	(3,100)	0.0	(a)

	(33,144)	(550,613)	2,122	0.0	(a)

Health Care Equipment & Supplies
AtriCure, Inc.*	(12,462)	(203,255)	15,951	0.0	(a)
DexCom, Inc.*	(4,576)	(266,323)	(8,786)	0.0	(a)
Insulet Corp.*	(3,560)	(272,447)	(12,958)	0.0	(a)
Nevro Corp.*	(2,876)	(230,828)	(8,225)	0.0	(a)

	(23,474)	(972,853)	(14,018)	0.0	(a)

Hotels, Restaurants & Leisure
Chipotle Mexican Grill, Inc.*	(889)	(288,712)	11,353	0.0	(a)
MGM Resorts International	(7,526)	(274,323)	(2,860)	0.0	(a)
Red Robin Gourmet Burgers, Inc.*	(4,022)	(211,758)	(603)	0.0	(a)
Wynn Resorts Ltd.	(1,467)	(242,921)	14,509	0.0	(a)

	(13,904)	(1,017,714)	22,399	0.0	(a)

Household Durables
Universal Electronics, Inc.*	(4,171)	(192,283)	(2,503)	0.0	(a)

Internet & Direct Marketing Retail
Groupon, Inc.*	(44,821)	(237,103)	(8,068)	0.0	(a)
Netflix, Inc.*	(1,296)	(350,309)	(64,761)	0.0	(a)
Wayfair, Inc.*	(3,667)	(337,401)	(23,652)	0.0	(a)

	(49,784)	(924,813)	(96,481)	0.0	(a)

Internet Software & Services
ANGI Homeservices, Inc.*	(26,905)	(359,451)	6,266	0.0	(a)
Cornerstone OnDemand, Inc.*	(6,091)	(250,523)	(9,076)	0.0	(a)
Etsy, Inc.*	(14,721)	(276,166)	12,366	0.0	(a)
GTT Communications, Inc.*	(6,253)	(288,576)	(24,699)	0.0	(a)
Hortonworks, Inc.*	(12,662)	(252,607)	6,204	0.0	(a)
MINDBODY, Inc.*	(7,015)	(246,577)	(15,082)	0.0	(a)
Nutanix, Inc.*	(7,292)	(234,073)	29,824	0.0	(a)
Pandora Media, Inc.*	(84,980)	(406,204)	(55,815)	0.0	(a)
SPS Commerce, Inc.*	(4,111)	(216,239)	(5,591)	0.0	(a)
Wix.com Ltd.*	(3,608)	(220,268)	(10,824)	0.0	(a)
Zillow Group, Inc.*	(5,715)	(254,089)	(2,800)	0.0	(a)

	(179,353)	(3,004,773)	(69,227)	0.0	(a)

IT Services
Syntel, Inc.*	(10,025)	(226,064)	9,323	0.0	(a)

Machinery
Flowserve Corp.	(6,107)	(276,769)	(6,046)	0.0	(a)
Welbilt, Inc.*	(10,776)	(240,305)	4,634	0.0	(a)

	(16,883)	(517,074)	(1,412)	0.0	(a)

Marine
Matson, Inc.	(9,129)	(312,303)	(32,864)	0.0	(a)

Media
Liberty Broadband Corp.*	(2,796)	(267,158)	(8,080)	0.0	(a)
Lions Gate Entertainment Corp.*	(7,924)	(268,148)	5,230	0.0	(a)

	(10,720)	(535,306)	(2,850)	0.0	(a)

Metals & Mining
Coeur Mining, Inc.*	(27,237)	(218,985)	7,899	0.0	(a)
Compass Minerals International, Inc.	(4,773)	(347,952)	2,915	0.0	(a)

	(32,010)	(566,937)	10,814	0.0	(a)

Multi-Utilities
Dominion Energy, Inc.	(3,031)	(231,690)	(4,698)	0.0	(a)
NiSource, Inc.	(8,971)	(221,404)	(6,280)	0.0	(a)
Sempra Energy	(2,228)	(238,441)	(2,228)	0.0	(a)

	(14,230)	(691,535)	(13,206)	0.0	(a)

Oil, Gas & Consumable Fuels
Antero Resources Corp.*	(12,342)	(239,805)	(1,234)	0.0	(a)

JPMorgan Diversified Alternatives ETF

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
Oil, Gas & Consumable Fuels — continued
Cheniere Energy, Inc. *	(5,357)	(302,992)	(6,696)	0.0	(a)
Chesapeake Energy Corp. *	(88,645)	(310,258)	48,515	0.1
Concho Resources, Inc. *	(1,827)	(287,643)	(1,772)	0.0	(a)
Extraction Oil & Gas, Inc. *	(15,270)	(215,307)	4,123	0.0	(a)
Hess Corp.	(5,994)	(302,757)	19,960	0.0	(a)
Kosmos Energy Ltd. *	(30,996)	(214,182)	(3,720)	0.0	(a)
Parsley Energy, Inc. *	(9,858)	(232,649)	51,459	0.1
PDC Energy, Inc. *	(5,771)	(299,226)	11,657	0.0	(a)
SM Energy Co.	(12,794)	(298,740)	29,938	0.0	(a)

	(188,854)	(2,703,559)	152,230	0.2

Pharmaceuticals
Aerie Pharmaceuticals, Inc. *	(4,335)	(237,775)	13,222	0.0	(a)
Dermira, Inc. *	(8,099)	(230,983)	(4,373)	0.0	(a)
Nektar Therapeutics *	(5,022)	(419,889)	(67,546)	0.0	(a)
Pacira Pharmaceuticals, Inc. *	(5,684)	(206,898)	15,347	0.0	(a)

	(23,140)	(1,095,545)	(43,350)	0.0	(a)

Road & Rail
AMERCO	(652)	(238,032)	1,584	0.0	(a)
Werner Enterprises, Inc.	(7,284)	(296,459)	1,457	0.0	(a)

	(7,936)	(534,491)	3,041	0.0	(a)

Software
Autodesk, Inc. *	(1,956)	(226,153)	(6,005)	0.0	(a)
FireEye, Inc. *	(14,577)	(219,821)	292	0.0	(a)
HubSpot, Inc. *	(2,788)	(270,575)	(2,091)	0.0	(a)
PROS Holdings, Inc. *	(4,744)	(137,766)	(1,992)	0.0	(a)
Snap, Inc. *	(25,318)	(342,299)	22,011	0.0	(a)
Splunk, Inc. *	(3,051)	(281,821)	(2,868)	0.0	(a)
Workday, Inc. *	(2,186)	(262,080)	(14,449)	0.0	(a)
Zendesk, Inc. *	(7,246)	(279,116)	(15,506)	0.0	(a)

	(61,866)	(2,019,631)	(20,608)	0.0	(a)

Specialty Retail
CarMax, Inc. *	(3,713)	(264,997)	(3,082)	0.0	(a)
L Brands, Inc.	(5,015)	(251,201)	(5,366)	0.0	(a)
Monro, Inc.	(4,606)	(260,239)	11,745	0.0	(a)

	(13,334)	(776,437)	3,297	0.0	(a)

Technology Hardware, Storage & Peripherals
Pure Storage, Inc. *	(13,589)	(273,682)	(31,662)	0.0	(a)

Trading Companies & Distributors
SiteOne Landscape Supply, Inc. *	(3,569)	(271,815)	(16,988)	0.0	(a)

Water Utilities
American Water Works Co., Inc.	(2,801)	(232,959)	(2,129)	0.0	(a)
California Water Service Group	(5,709)	(232,356)	11,703	0.0	(a)

	(8,510)	(465,315)	9,574	0.0	(a)

Wireless Telecommunication Services
Sprint Corp. *	(35,028)	(186,699)	350	0.0	(a)

Total Short Positions of Total Return Basket Swaps	(1,008,523)	(23,118,866)	(92,413)	0.2

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 4)
Bank of America	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from (3.50)% to 0.35%), which is denominated in JPY based on the local currencies of the positions within the swaps.	10/19/2018	$(12,996,414)	$160,472	$(24,284)	$136,188

JPMorgan Diversified Alternatives ETF

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Auto Components
Bridgestone Corp.	2,700	131,776	(3,556)	0.0	(a)
Sumitomo Rubber Industries Ltd.	6,500	126,606	91	0.0	(a)

	9,200	258,382	(3,465)	0.0	(a)

Building Products
Nichias Corp.	12,000	163,512	(7,855)	0.0	(a)

Chemicals
Kuraray Co. Ltd.	6,900	129,605	(3,634)	0.0	(a)
Mitsubishi Chemical Holdings Corp.	10,900	118,879	(5,193)	0.0	(a)
Mitsubishi Gas Chemical Co., Inc.	4,100	116,218	(3,792)	0.0	(a)
Mitsui Chemicals, Inc.	4,200	132,426	(6,230)	0.0	(a)

	26,100	497,128	(18,849)	0.0	(a)

Construction & Engineering
Obayashi Corp.	13,000	156,956	(7,884)	0.0	(a)
Taisei Corp.	2,200	112,289	(2,612)	0.0	(a)

	15,200	269,245	(10,496)	0.0	(a)

Diversified Telecommunication Services
Nippon Telegraph & Telephone Corp.	600	28,731	429	0.0	(a)

Health Care Providers & Services
BML, Inc.	4,900	132,164	1,973	0.0	(a)
Miraca Holdings, Inc.	2,800	127,896	3,730	0.0	(a)

	7,700	260,060	5,703	0.0	(a)

Internet Software & Services
Mixi, Inc.	2,800	123,637	(3,859)	0.0	(a)

Leisure Products
Bandai Namco Holdings, Inc.	4,300	140,719	(5,199)	0.0	(a)

Oil, Gas & Consumable Fuels
JXTG Holdings, Inc.	14,700	97,867	(4,642)	0.0	(a)
Showa Shell Sekiyu KK	10,700	152,113	(6,799)	0.0	(a)

	25,400	249,980	(11,441)	0.0	(a)

Pharmaceuticals
Astellas Pharma, Inc.	8,800	115,731	3,669	0.0	(a)
Mitsubishi Tanabe Pharma Corp.	5,800	117,956	(1,935)	0.0	(a)
Shionogi & Co. Ltd.	2,700	149,446	(2,330)	0.0	(a)

	17,300	383,133	(596)	0.0	(a)

Semiconductors & Semiconductor Equipment
Ulvac, Inc.	1,600	107,252	(6,099)	0.0	(a)

Specialty Retail
Kohnan Shoji Co. Ltd. *	5,500	138,565	5,110	0.0	(a)

Trading Companies & Distributors
Sumitomo Corp.	8,700	150,428	(4,191)	0.0	(a)

Wireless Telecommunication Services
NTT DOCOMO, Inc.	5,200	129,207	(545)	0.0	(a)

Total Long Positions of Total Return Basket Swaps	141,600	2,899,979	(61,353)	0.0	(a)

Short Positions
Common Stocks
Air Freight & Logistics
Yamato Holdings Co. Ltd.	(14,200)	(366,713)	(36,381)	0.0	(a)

Banks
Suruga Bank Ltd.	(16,500)	(334,524)	37,552	0.0	(a)

Chemicals
Nippon Shokubai Co. Ltd.	(5,000)	(356,058)	139	0.0	(a)
Tokyo Ohka Kogyo Co. Ltd.	(7,300)	(335,140)	17,210	0.0	(a)
Toray Industries, Inc.	(34,800)	(347,161)	6,863	0.0	(a)

	(47,100)	(1,038,359)	24,212	0.0	(a)

Construction & Engineering
JGC Corp.	(14,300)	(310,788)	2,361	0.0	(a)

Consumer Finance
Acom Co. Ltd. *	(77,900)	(340,833)	71	0.0	(a)
Aiful Corp. *	(97,300)	(353,655)	739	0.0	(a)

	(175,200)	(694,488)	810	0.0	(a)

JPMorgan Diversified Alternatives ETF

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
Electric Utilities
Chugoku Electric Power Co., Inc. (The)	(32,100)	(355,598)	4,262	0.0	(a)
Hokkaido Electric Power Co., Inc.	(54,600)	(356,130)	4,549	0.0	(a)
Hokuriku Electric Power Co.	(26,900)	(220,131)	1,136	0.0	(a)

	(113,600)	(931,859)	9,947	0.0	(a)

Electronic Equipment, Instruments & Components
Alps Electric Co. Ltd.	(12,000)	(346,771)	14,623	0.0	(a)

Food & Staples Retailing
Aeon Co. Ltd.	(20,800)	(355,102)	1,375	0.0	(a)
FamilyMart UNY Holdings Co. Ltd.	(5,300)	(356,450)	(1,050)	0.0	(a)
Sugi Holdings Co. Ltd.	(6,500)	(346,593)	(9,947)	0.0	(a)
Tsuruha Holdings, Inc.	(2,600)	(363,114)	(4,930)	0.0	(a)

	(35,200)	(1,421,259)	(14,552)	0.0	(a)

Food Products
Kameda Seika Co. Ltd. *	(7,200)	(349,176)	8,799	0.0	(a)
Nissin Foods Holdings Co. Ltd.	(4,300)	(319,044)	1,363	0.0	(a)

	(11,500)	(668,220)	10,162	0.0	(a)

Health Care Equipment & Supplies
Sysmex Corp.	(4,300)	(338,486)	15,949	0.0	(a)

Hotels, Restaurants & Leisure
Create Restaurants Holdings, Inc. *	(32,100)	(355,915)	(7,102)	0.0	(a)
HIS Co. Ltd.	(5,100)	(184,750)	1,787	0.0	(a)
Kyoritsu Maintenance Co. Ltd.	(3,300)	(136,127)	5,505	0.0	(a)

	(40,500)	(676,792)	190	0.0	(a)

Household Durables
Pioneer Corp. *	(160,300)	(342,024)	7,869	0.0	(a)

Industrial Conglomerates
Keihan Holdings Co. Ltd.	(10,200)	(323,357)	4,209	0.0	(a)
Toshiba Corp. *	(36,000)	(103,018)	8,746	0.0	(a)

	(46,200)	(426,375)	12,955	0.0	(a)

Internet & Direct Marketing Retail
Rakuten, Inc.	(37,900)	(342,990)	(9,010)	0.0	(a)

Internet Software & Services
GMO internet, Inc.	(11,300)	(207,027)	(8,920)	0.0	(a)
Yahoo Japan Corp. *	(73,900)	(356,447)	2,515	0.0	(a)

	(85,200)	(563,474)	(6,405)	0.0	(a)

Leisure Products
Sankyo Co. Ltd.	(11,300)	(367,143)	(9,411)	0.0	(a)
Shimano, Inc.	(2,500)	(358,346)	11,372	0.0	(a)

	(13,800)	(725,489)	1,961	0.0	(a)

Machinery
FANUC Corp.	(1,200)	(325,702)	24,817	0.0	(a)

Marine
Kawasaki Kisen Kaisha Ltd. *	(13,300)	(353,718)	5,708	0.0	(a)
Mitsui OSK Lines Ltd.	(9,900)	(356,639)	4,345	0.0	(a)
Nippon Yusen KK *	(13,700)	(344,409)	17,697	0.0	(a)

	(36,900)	(1,054,766)	27,750	0.0	(a)

Multiline Retail
Don Quijote Holdings Co. Ltd.	(5,300)	(293,652)	6,476	0.0	(a)
Isetan Mitsukoshi Holdings Ltd.	(27,800)	(333,974)	5,436	0.0	(a)
Marui Group Co. Ltd.	(19,200)	(350,944)	7,397	0.0	(a)

	(52,300)	(978,570)	19,309	0.0	(a)

Pharmaceuticals
Chugai Pharmaceutical Co. Ltd.	(6,700)	(354,110)	2,159	0.0	(a)
Nichi-iko Pharmaceutical Co. Ltd.	(5,900)	(92,294)	395	0.0	(a)

	(12,600)	(446,404)	2,554	0.0	(a)

Real Estate Management & Development
Mitsubishi Estate Co. Ltd.	(18,600)	(357,767)	(1,092)	0.0	(a)

Road & Rail
Keio Corp.	(7,000)	(333,313)	2,866	0.0	(a)
Kintetsu Group Holdings Co. Ltd.	(8,800)	(348,427)	10,615	0.0	(a)
Odakyu Electric Railway Co. Ltd.	(14,800)	(326,897)	9,631	0.0	(a)
Tokyu Corp.	(21,100)	(353,918)	5,401	0.0	(a)

	(51,700)	(1,362,555)	28,513	0.0	(a)

Semiconductors & Semiconductor Equipment
Renesas Electronics Corp. *	(29,600)	(348,813)	11,541	0.0	(a)

JPMorgan Diversified Alternatives ETF

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
Software
LINE Corp. *	(7,800)	(348,673)	8,925	0.0	(a)

Specialty Retail
IDOM, Inc. *	(14,800)	(103,508)	(2,689)	0.0	(a)

Technology Hardware, Storage & Peripherals
Ricoh Co. Ltd.	(36,300)	(357,805)	(4,850)	0.0	(a)

Trading Companies & Distributors
MonotaRO Co. Ltd.	(10,300)	(325,775)	27,937	0.0	(a)

Transportation Infrastructure
Mitsubishi Logistics Corp.	(13,600)	(357,444)	6,867	0.0	(a)

Total Short Positions of Total Return Basket Swaps	(1,113,500)	(15,896,393)	221,825	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swaps	(971,900)	(12,996,414)	160,472	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 4)
Bank of America	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month BBR on long positions and short positions respectively, plus or minus a specified spread (rates range from (1.50)% to 0.35%), which is denominated in AUD based on the local currencies of the positions within the swaps.	10/18/2018	$(1,687,738)	$(25,034)	$(435)	$(25,469)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Metals & Mining
Fortescue Metals Group Ltd.	22,105	87,784	(3,761)	0.0	(a)
Rio Tinto Ltd.	2,561	157,676	(4,999)	0.0	(a)

Total Long Positions of Total Return Basket Swaps	24,666	245,460	(8,760)	0.0	(a)

Short Positions
Common Stocks
Commercial Services & Supplies
Brambles Ltd.	(44,825)	(356,479)	(4,293)	0.0	(a)

Containers & Packaging
Pact Group Holdings Ltd.	(80,244)	(342,603)	10,228	0.0	(a)

Health Care Providers & Services
Healthscope Ltd.	(228,434)	(355,380)	8,484	0.0	(a)

Hotels, Restaurants & Leisure
Domino’s Pizza Enterprises Ltd.	(3,517)	(135,617)	(6,114)	0.0	(a)

Internet Software & Services
NEXTDC Ltd. *	(80,538)	(369,027)	(10,905)	0.0	(a)

Metals & Mining
Iluka Resources Ltd.	(46,094)	(374,092)	(13,674)	0.0	(a)

Total Short Positions of Total Return Basket Swaps	(483,652)	(1,933,198)	(16,274)	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swaps	(458,986)	(1,687,738)	(25,034)	0.0	(a)

JPMorgan Diversified Alternatives ETF

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 4)
Bank of America	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, plus or minus a specified spread of 0.25%, which is denominated in CHF based on the local currencies of the positions within the swaps.	03/29/2019	$(1,004,097)	$41,562	$321	$41,883

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Electrical Equipment
ABB Ltd. (Registered)	926	25,810	(870)	0.0	(a)

Short Positions
Common Stocks
Machinery
Burckhardt Compression Holding AG	(847)	(314,840)	21,006	0.0	(a)

Semiconductors & Semiconductor Equipment
ams AG *	(3,988)	(368,512)	12,702	0.0	(a)

Specialty Retail
Dufry AG (Registered) *	(2,234)	(346,555)	8,724	0.0	(a)

Total Short Positions of Total Return Basket Swaps	(7,069)	(1,029,907)	42,432	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swaps	(6,143)	(1,004,097)	41,562	0.0	(a)

JPMorgan Diversified Alternatives ETF

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 4)
UBS	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from (0.2)% to 0.40%), which is denominated in JPY based on the local currencies of the positions within the swaps.	12/09/2019	$15,308,686	$(286,813)	$17,024	$(269,789)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Auto Components
Bridgestone Corp.	5,800	283,075	(7,872)	0.0	(a)
NHK Spring Co. Ltd.	37,800	421,303	(4,552)	0.0	(a)
Sumitomo Rubber Industries Ltd.	15,100	294,116	(1,889)	0.0	(a)
TS Tech Co. Ltd.	9,600	411,424	(13,994)	0.0	(a)
Unipres Corp.	15,300	407,705	(14,548)	0.0	(a)

	83,600	1,817,623	(42,855)	0.0	(a)

Building Products
Asahi Glass Co. Ltd.	9,300	409,530	(15,456)	0.0	(a)
Nichias Corp.	18,000	245,269	(11,886)	0.0	(a)
Nichiha Corp.	9,600	386,761	(34,087)	(0.1)
Takasago Thermal Engineering Co. Ltd.	22,300	422,213	(5,471)	0.0	(a)

	59,200	1,463,773	(66,900)	(0.1)

Chemicals
Kuraray Co. Ltd.	15,300	287,385	(8,191)	0.0	(a)
Mitsubishi Chemical Holdings Corp.	27,400	298,833	(11,361)	0.0	(a)
Mitsubishi Gas Chemical Co., Inc.	10,300	291,962	(10,528)	0.0	(a)
Mitsui Chemicals, Inc.	9,100	286,922	(11,286)	0.0	(a)
Sumitomo Bakelite Co. Ltd.	48,000	412,321	(15,690)	0.0	(a)
Tosoh Corp.	18,600	428,214	9,349	0.0	(a)

	128,700	2,005,637	(47,707)	0.0	(a)

Construction & Engineering
Kinden Corp.	24,800	415,063	(7,185)	0.0	(a)
Nishimatsu Construction Co. Ltd. *	14,800	420,758	(1,621)	0.0	(a)
Obayashi Corp.	20,400	246,300	(13,559)	0.0	(a)
Okumura Corp. *	9,800	423,947	(197)	0.0	(a)
Taisei Corp.	5,800	296,035	(9,775)	0.0	(a)
Toda Corp. *	52,000	409,697	(11,329)	0.0	(a)

	127,600	2,211,800	(43,666)	0.0	(a)

Diversified Telecommunication Services
Nippon Telegraph & Telephone Corp.	8,300	397,443	2,927	0.0	(a)

Electronic Equipment, Instruments & Components
Azbil Corp.	8,900	414,809	(10,450)	0.0	(a)

Energy Equipment & Services
Modec, Inc.	15,500	430,645	4,560	0.0	(a)

Food & Staples Retailing
Matsumotokiyoshi Holdings Co. Ltd.	10,200	419,086	(1,064)	0.0	(a)

Food Products
Nichirei Corp.	15,500	416,090	(21,049)	0.0	(a)
Prima Meat Packers Ltd. *	58,000	396,915	(25,607)	0.0	(a)

	73,500	813,005	(46,656)	0.0	(a)

Health Care Equipment & Supplies
Hoya Corp.	8,200	421,177	(10,276)	0.0	(a)
Nikkiso Co. Ltd.	31,700	376,008	5,005	0.0	(a)

	39,900	797,185	(5,271)	0.0	(a)

Health Care Providers & Services
BML, Inc.	9,100	245,447	3,664	0.0	(a)
Miraca Holdings, Inc.	6,700	306,037	6,451	0.0	(a)

	15,800	551,484	10,115	0.0	(a)

Household Durables
Starts Corp., Inc.	13,400	374,017	5,032	0.0	(a)

JPMorgan Diversified Alternatives ETF

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions — continued
Common Stocks — continued
Internet Software & Services
Mixi, Inc.	6,500	287,015	(10,362)	0.0	(a)

IT Services
NEC Networks & System Integration Corp. *	15,800	423,379	(5,928)	0.0	(a)

Leisure Products
Bandai Namco Holdings, Inc.	8,300	271,621	(9,649)	0.0	(a)

Metals & Mining
Nippon Denko Co. Ltd.	79,900	375,769	10,382	0.0	(a)

Oil, Gas & Consumable Fuels
JXTG Holdings, Inc.	39,300	261,644	(12,409)	0.0	(a)
Showa Shell Sekiyu KK	15,400	218,928	(9,785)	0.0	(a)

	54,700	480,572	(22,194)	0.0	(a)

Pharmaceuticals
Astellas Pharma, Inc.	24,600	323,520	9,621	0.0	(a)
KYORIN Holdings, Inc.	22,500	425,542	(3,304)	0.0	(a)
Mitsubishi Tanabe Pharma Corp.	14,700	298,959	(6,646)	0.0	(a)
Shionogi & Co. Ltd.	4,800	265,683	(5,439)	0.0	(a)
Tsumura & Co.	12,500	421,324	(1,821)	0.0	(a)

	79,100	1,735,028	(7,589)	0.0	(a)

Road & Rail
Sankyu, Inc.	9,600	448,081	19,376	0.0	(a)

Semiconductors & Semiconductor Equipment
Ulvac, Inc.	4,200	281,538	(20,111)	0.0	(a)

Specialty Retail
Kohnan Shoji Co. Ltd. *	10,300	259,495	9,570	0.0	(a)

Technology Hardware, Storage & Peripherals
Brother Industries Ltd.	15,700	403,316	(20,885)	0.0	(a)
Maxell Holdings Ltd.	18,200	420,474	(8,166)	0.0	(a)

	33,900	823,790	(29,051)	0.0	(a)

Trading Companies & Distributors
Sumitomo Corp.	12,800	221,320	(6,166)	0.0	(a)

Wireless Telecommunication Services
NTT DOCOMO, Inc.	12,000	298,169	(1,558)	0.0	(a)

Total Long Positions of Total Return Basket Swaps	911,700	17,602,284	(315,215)	(0.1)

Short Positions
Common Stocks
Air Freight & Logistics
Yamato Holdings Co. Ltd.	(1,000)	(25,825)	(2,640)	0.0	(a)

Consumer Finance
Acom Co. Ltd. *	(3,800)	(16,626)	(21)	0.0	(a)

Electric Utilities
Hokuriku Electric Power Co.	(16,900)	(138,298)	882	0.0	(a)

Food & Staples Retailing
Sugi Holdings Co. Ltd.	(400)	(21,329)	(657)	0.0	(a)

Food Products
Nissin Foods Holdings Co. Ltd.	(500)	(37,098)	95	0.0	(a)

Hotels, Restaurants & Leisure
Colowide Co. Ltd. *	(17,500)	(351,979)	15,532	0.0	(a)
HIS Co. Ltd.	(4,700)	(170,260)	1,544	0.0	(a)
Kyoritsu Maintenance Co. Ltd.	(4,100)	(169,127)	6,840	0.0	(a)

	(26,300)	(691,366)	23,916	0.0	(a)

Industrial Conglomerates
Keihan Holdings Co. Ltd.	(800)	(25,361)	223	0.0	(a)
Toshiba Corp. *	(80,000)	(228,930)	2,159	0.0	(a)

	(80,800)	(254,291)	2,382	0.0	(a)

Internet & Direct Marketing Retail
Rakuten, Inc.	(2,600)	(23,530)	(747)	0.0	(a)

Internet Software & Services
GMO internet, Inc.	(7,700)	(141,072)	(928)	0.0	(a)

IT Services
Digital Garage, Inc. *	(10,300)	(343,563)	8,837	0.0	(a)

Multiline Retail
Don Quijote Holdings Co. Ltd.	(500)	(27,703)	611	0.0	(a)

JPMorgan Diversified Alternatives ETF

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
Multiline Retail — continued
Isetan Mitsukoshi Holdings Ltd.	(1,300)	(15,617)	222	0.0	(a)

	(1,800)	(43,320)	833	0.0	(a)

Pharmaceuticals
Nichi-iko Pharmaceutical Co. Ltd.	(16,900)	(264,369)	(2,661)	0.0	(a)

Road & Rail
Keio Corp.	(400)	(19,046)	121	0.0	(a)
Odakyu Electric Railway Co. Ltd.	(1,000)	(22,088)	641	0.0	(a)

	(1,400)	(41,134)	762	0.0	(a)

Specialty Retail
IDOM, Inc.*	(36,000)	(251,777)	(1,651)	0.0	(a)

Total Short Positions of Total Return Basket Swaps	(206,400)	(2,293,598)	28,402	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swaps	705,300	15,308,686	(286,813)	(0.1)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 4)
UBS	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month BBSW on long positions and short positions respectively, plus or minus a specified spread (rates range from (0.1)% to 0.35%), which is denominated in AUD based on the local currencies of the positions within the swaps.	12/09/2019	$1,579,192	$41,501	$(1,230)	$40,271

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Food & Staples Retailing
Metcash Ltd.	151,852	391,615	(1,093)	0.0	(a)

Media
Nine Entertainment Co. Holdings Ltd.	321,814	435,466	33,578	0.0	(a)

Metals & Mining
Fortescue Metals Group Ltd.	66,421	263,772	(11,300)	0.0	(a)
Rio Tinto Ltd.	4,151	255,570	(7,516)	0.0	(a)

	70,572	519,342	(18,816)	0.0	(a)

Oil, Gas & Consumable Fuels
Whitehaven Coal Ltd.	119,489	474,041	40,049	0.0	(a)

Total Long Positions of Total Return Basket Swaps	663,727	1,820,464	53,718	0.0	(a)

Short Positions
Common Stocks
Hotels, Restaurants & Leisure
Domino’s Pizza Enterprises Ltd.	(6,257)	(241,272)	(12,217)	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swaps	657,470	1,579,192	41,501	0.0	(a)

JPMorgan Diversified Alternatives ETF

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 4)
UBS	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month CDOR on long positions and short positions respectively, plus or minus a specified spread (rates range from (0.10)% to 0.15%), which is denominated in CAD based on the local currencies of the positions within the swaps.	12/09/2019	$7,974,232	$(64,907)	$16,271	$(48,636)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Auto Components
Linamar Corp.	7,164	423,025	(3,445)	0.0	(a)
Magna International, Inc.	5,967	340,847	(17,535)	0.0	(a)
Martinrea International, Inc.	33,484	391,736	(32,523)	(0.1)

	46,615	1,155,608	(53,503)	(0.1)

Banks
Bank of Nova Scotia (The)	6,361	422,619	(455)	0.0	(a)
Laurentian Bank of Canada	8,890	384,511	451	0.0	(a)
National Bank of Canada	7,986	414,493	(4,457)	0.0	(a)
Royal Bank of Canada	4,839	414,344	(6,813)	0.0	(a)
Toronto-Dominion Bank (The)	7,008	426,292	5,047	0.0	(a)

	35,084	2,062,259	(6,227)	0.0	(a)

Commercial Services & Supplies
Transcontinental, Inc.	20,590	416,320	(4,207)	0.0	(a)

Energy Equipment & Services
Enerflex Ltd.	35,350	420,464	(9,742)	0.0	(a)

Food Products
Maple Leaf Foods, Inc.	14,796	419,220	(5,888)	0.0	(a)

IT Services
CGI Group, Inc. *	7,833	448,328	17,803	0.0	(a)

Media
Cogeco Communications, Inc.	6,726	416,684	(6,944)	0.0	(a)

Oil, Gas & Consumable Fuels
Enerplus Corp.	35,338	401,359	13,581	0.0	(a)
Parex Resources, Inc. *	27,785	414,968	(15,576)	0.0	(a)

	63,123	816,327	(1,995)	0.0	(a)

Paper & Forest Products
Canfor Corp. *	18,605	436,386	8,071	0.0	(a)
West Fraser Timber Co. Ltd.	6,107	427,291	8,158	0.0	(a)

	24,712	863,677	16,229	0.0	(a)

Thrifts & Mortgage Finance
Genworth MI Canada, Inc.	12,193	418,725	3,153	0.0	(a)

Trading Companies & Distributors
Finning International, Inc.	15,424	424,724	(996)	0.0	(a)
Toromont Industries Ltd.	6,391	279,074	(3,789)	0.0	(a)

	21,815	703,798	(4,785)	0.0	(a)

Total Long Positions of Total Return Basket Swaps	288,837	8,141,410	(56,106)	(0.1)

Short Positions
Common Stocks
Aerospace & Defense
Bombardier, Inc. *	(37,825)	(107,017)	(10,442)	0.0	(a)

Oil, Gas & Consumable Fuels
MEG Energy Corp. *	(13,309)	(60,161)	1,641	0.0	(a)

Total Short Positions of Total Return Basket Swaps	(51,134)	(167,178)	(8,801)	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swaps	237,703	7,974,232	(64,907)	(0.1)

JPMorgan Diversified Alternatives ETF

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 4)
UBS	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and Federal Funds floating rate on short positions respectively, plus or minus a specified spread (rates range from (0.1)% to 0.25%), which is denominated in GBP based on the local currencies of the positions within the swaps.	12/09/2019	$10,852,463	$(523,663)	$3,984	$(519,679)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Airlines
International Consolidated Airlines Group SA	46,303	420,727	(6,404)	0.0	(a)
Wizz Air Holdings plc *(b)(c)	8,592	422,287	(20,702)	0.0	(a)

	54,895	843,014	(27,106)	0.0	(a)

Capital Markets
3i Group plc	30,136	398,489	(1,976)	0.0	(a)

Chemicals
Synthomer plc	61,769	415,711	(13,670)	0.0	(a)

Construction & Engineering
Kier Group plc	23,913	357,524	4,525	0.0	(a)

Diversified Telecommunication Services
Inmarsat plc	58,756	387,280	(34,301)	(0.1)

Electronic Equipment, Instruments & Components
Electrocomponents plc	48,669	423,454	(4,133)	0.0	(a)

Energy Equipment & Services
Petrofac Ltd.	53,012	399,440	(9,917)	0.0	(a)

Equity Real Estate Investment Trusts (REITs)
UNITE Group plc (The)	38,037	430,434	3,310	0.0	(a)

Food & Staples Retailing
Wm Morrison Supermarkets plc	123,199	388,332	(12,215)	0.0	(a)

Hotels, Restaurants & Leisure
Carnival plc	5,715	403,220	2,969	0.0	(a)
William Hill plc	82,685	363,941	(27,523)	0.0	(a)

	88,400	767,161	(24,554)	0.0	(a)

Household Durables
Barratt Developments plc	49,895	414,469	(18,678)	0.0	(a)
Bellway plc	8,742	412,114	(21,838)	0.0	(a)
Berkeley Group Holdings plc	6,193	348,703	(16,151)	0.0	(a)
Crest Nicholson Holdings plc	58,064	416,745	(15,611)	0.0	(a)
Persimmon plc	11,447	406,651	(19,720)	0.0	(a)
Redrow plc	40,370	343,343	(20,067)	0.0	(a)
Taylor Wimpey plc	154,431	417,926	(13,423)	0.0	(a)

	329,142	2,759,951	(125,488)	0.0	(a)

Insurance
esure Group plc	123,286	419,414	(9,313)	0.0	(a)

Metals & Mining
Centamin plc	167,073	386,566	6,054	0.0	(a)
Rio Tinto plc	6,834	380,401	(8,208)	0.0	(a)

	173,907	766,967	(2,154)	0.0	(a)

Multiline Retail
Marks & Spencer Group plc	97,907	418,679	(7,587)	0.0	(a)

Multi-Utilities
Centrica plc	208,170	394,438	(21,266)	0.0	(a)

Paper & Forest Products
Mondi plc	13,591	362,243	(12,023)	0.0	(a)

Professional Services
Capita plc	82,101	212,506	(224,520)	(0.2)
Hays plc	149,485	429,143	2,396	0.0	(a)

	231,586	641,649	(222,124)	(0.2)

Wireless Telecommunication Services
Vodafone Group plc	132,423	422,143	(3,611)	0.0	(a)

JPMorgan Diversified Alternatives ETF

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions — continued
Common Stocks — continued

Total Long Positions of Total Return Basket Swaps	1,890,798	10,996,323	(523,603)	(0.3)

Short Positions
Common Stocks
Aerospace & Defense
Cobham plc *	(12,065)	(22,398)	255	0.0	(a)

Multiline Retail
B&M European Value Retail SA	(20,578)	(121,462)	(315)	0.0	(a)

Total Short Positions of Total Return Basket Swaps	(32,643)	(143,860)	(60)	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swaps	1,858,155	10,852,463	(523,663)	(0.3)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 4)
UBS	The Fund receives the total return on a portfolio of short equity positions and pays or receives the net of one month LIBOR on short positions respectively, plus or minus a specified spread (rates range from (0.1)% to 0.25%), which is denominated in USD based on the local currencies of the positions within the swaps.	12/09/2019	$(11,487,596)	$69,606	$(1,454)	$68,152

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Aerospace & Defense
Aerovironment, Inc. *	(527)	(27,067)	711	0.0	(a)
TransDigm Group, Inc.	(259)	(82,080)	(4,683)	0.0	(a)

	(786)	(109,147)	(3,972)	0.0	(a)

Air Freight & Logistics
Hub Group, Inc. *	(1,137)	(54,633)	3,703	0.0	(a)

Banks
Pinnacle Financial Partners, Inc.	(5,507)	(348,593)	5,518	0.0	(a)
Signature Bank *	(245)	(37,730)	704	0.0	(a)

	(5,752)	(386,323)	6,222	0.0	(a)

Building Products
Armstrong World Industries, Inc. *	(1,334)	(83,642)	(1,195)	0.0	(a)

Capital Markets
Charles Schwab Corp. (The)	(1,094)	(58,354)	2,103	0.0	(a)
TD Ameritrade Holding Corp.	(1,195)	(66,669)	761	0.0	(a)

	(2,289)	(125,023)	2,864	0.0	(a)

Chemicals
CF Industries Holdings, Inc.	(1,668)	(70,790)	(1,968)	0.0	(a)
Valvoline, Inc.	(14,167)	(349,217)	2,903	0.0	(a)

	(15,835)	(420,007)	935	0.0	(a)

Commercial Services & Supplies
Clean Harbors, Inc. *	(1,759)	(97,343)	3,408	0.0	(a)
Covanta Holding Corp.	(3,421)	(55,933)	1,827	0.0	(a)
Healthcare Services Group, Inc.	(2,384)	(131,549)	(6,336)	0.0	(a)

	(7,564)	(284,825)	(1,101)	0.0	(a)

Communications Equipment
Infinera Corp. *	(24,588)	(159,084)	7,218	0.0	(a)

Consumer Finance
LendingClub Corp. *	(46,862)	(171,515)	21,151	0.0	(a)

Containers & Packaging
Ball Corp.	(3,643)	(139,454)	187	0.0	(a)

Distributors
Core-Mark Holding Co., Inc.	(7,753)	(171,264)	10,635	0.0	(a)
LKQ Corp. *	(1,848)	(77,671)	1,860	0.0	(a)

	(9,601)	(248,935)	12,495	0.0	(a)

JPMorgan Diversified Alternatives ETF

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
Diversified Consumer Services
Chegg, Inc. *	(3,355)	(58,109)	(2,288)	0.0	(a)

Electric Utilities
Westar Energy, Inc.	(6,882)	(355,524)	(3,188)	0.0	(a)

Food & Staples Retailing
Casey’s General Stores, Inc.	(741)	(89,743)	2,004	0.0	(a)
PriceSmart, Inc.	(4,135)	(352,302)	(5,091)	0.0	(a)
Smart & Final Stores, Inc. *	(2,101)	(19,749)	(210)	0.0	(a)

	(6,977)	(461,794)	(3,297)	0.0	(a)

Health Care Equipment & Supplies
AtriCure, Inc. *	(6,958)	(113,485)	10,252	0.0	(a)
DexCom, Inc. *	(1,792)	(104,294)	(5,123)	0.0	(a)
Insulet Corp. *	(1,075)	(82,270)	(291)	0.0	(a)
Nevro Corp. *	(1,565)	(125,607)	(1,091)	0.0	(a)

	(11,390)	(425,656)	3,747	0.0	(a)

Hotels, Restaurants & Leisure
Chipotle Mexican Grill, Inc. *	(171)	(55,534)	762	0.0	(a)
MGM Resorts International	(2,014)	(73,410)	1,513	0.0	(a)
Red Robin Gourmet Burgers, Inc. *	(2,656)	(139,838)	49	0.0	(a)
Wynn Resorts Ltd.	(369)	(61,103)	8,985	0.0	(a)

	(5,210)	(329,885)	11,309	0.0	(a)

Household Durables
Universal Electronics, Inc. *	(3,373)	(155,495)	1,166	0.0	(a)

Insurance
RLI Corp.	(5,915)	(380,098)	(30,211)	0.0	(a)

Internet & Direct Marketing Retail
Groupon, Inc. *	(19,457)	(102,928)	4,619	0.0	(a)
Netflix, Inc. *	(263)	(71,089)	(5,058)	0.0	(a)

	(19,720)	(174,017)	(439)	0.0	(a)

Internet Software & Services
Box, Inc. *	(15,406)	(342,629)	13,830	0.0	(a)
Cornerstone OnDemand, Inc. *	(2,447)	(100,645)	173	0.0	(a)
Etsy, Inc. *	(2,805)	(52,622)	3,654	0.0	(a)
GTT Communications, Inc. *	(1,846)	(85,193)	(3,559)	0.0	(a)
Hortonworks, Inc. *	(4,730)	(94,363)	893	0.0	(a)
MINDBODY, Inc. *	(2,884)	(101,373)	(1,717)	0.0	(a)
Nutanix, Inc. *	(2,638)	(84,680)	14,000	0.0	(a)
SPS Commerce, Inc. *	(2,691)	(141,547)	(2,295)	0.0	(a)
Wix.com Ltd. *	(2,382)	(145,421)	(3,134)	0.0	(a)
Zillow Group, Inc. *	(2,531)	(112,528)	(3,007)	0.0	(a)

	(40,360)	(1,261,001)	18,838	0.0	(a)

IT Services
Syntel, Inc. *	(4,843)	(109,210)	5,136	0.0	(a)

Leisure Products
Mattel, Inc.	(21,760)	(344,678)	15,273	0.0	(a)

Machinery
Flowserve Corp.	(1,941)	(87,966)	(3,415)	0.0	(a)
Welbilt, Inc. *	(4,741)	(105,724)	2,416	0.0	(a)

	(6,682)	(193,690)	(999)	0.0	(a)

Marine
Matson, Inc.	(2,290)	(78,341)	(7,398)	0.0	(a)

Media
Liberty Broadband Corp. *	(945)	(90,295)	(1,126)	0.0	(a)
Lions Gate Entertainment Corp. *	(2,240)	(75,802)	1,813	0.0	(a)

	(3,185)	(166,097)	687	0.0	(a)

Metals & Mining
Coeur Mining, Inc. *	(14,559)	(117,054)	2,757	0.0	(a)

Multi-Utilities
Dominion Energy, Inc.	(1,639)	(125,285)	(1,048)	0.0	(a)
NiSource, Inc.	(5,653)	(139,516)	(3,065)	0.0	(a)
Sempra Energy	(1,094)	(117,080)	(414)	0.0	(a)

	(8,386)	(381,881)	(4,527)	0.0	(a)

Oil, Gas & Consumable Fuels
Antero Resources Corp. *	(6,107)	(118,659)	3,715	0.0	(a)

JPMorgan Diversified Alternatives ETF

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
Oil, Gas & Consumable Fuels — continued
Concho Resources, Inc. *	(378)	(59,512)	1,128	0.0	(a)
Extraction Oil & Gas, Inc. *	(7,883)	(111,150)	7,852	0.0	(a)
Kosmos Energy Ltd. *	(19,422)	(134,206)	2,713	0.0	(a)
Oasis Petroleum, Inc. *	(38,211)	(330,907)	18,658	0.0	(a)
Parsley Energy, Inc. *	(2,283)	(53,879)	12,348	0.0	(a)

	(74,284)	(808,313)	46,414	0.0	(a)

Pharmaceuticals
Aerie Pharmaceuticals, Inc. *	(1,444)	(79,203)	8,705	0.0	(a)
Dermira, Inc. *	(4,123)	(117,588)	(1,595)	0.0	(a)
Medicines Co. (The) *	(12,991)	(430,392)	(83,283)	(0.1)
Pacira Pharmaceuticals, Inc. *	(3,237)	(117,827)	8,858	0.0	(a)

	(21,795)	(745,010)	(67,315)	(0.1)

Road & Rail
AMERCO	(286)	(104,413)	3,338	0.0	(a)
Hertz Global Holdings, Inc. *	(14,341)	(328,839)	16,733	0.0	(a)
Werner Enterprises, Inc.	(1,171)	(47,660)	1,256	0.0	(a)

	(15,798)	(480,912)	21,327	0.0	(a)

Semiconductors & Semiconductor Equipment
MACOM Technology Solutions Holdings, Inc. *	(10,684)	(332,272)	18,116	0.0	(a)

Software
Autodesk, Inc. *	(1,056)	(122,095)	2,804	0.0	(a)
FireEye, Inc. *	(9,258)	(139,611)	1,326	0.0	(a)
HubSpot, Inc. *	(702)	(68,129)	1,096	0.0	(a)
PROS Holdings, Inc. *	(7,421)	(215,506)	(2,058)	0.0	(a)
Splunk, Inc. *	(835)	(77,129)	(146)	0.0	(a)
Workday, Inc. *	(888)	(106,462)	(2,514)	0.0	(a)
Zendesk, Inc. *	(2,151)	(82,857)	(772)	0.0	(a)

	(22,311)	(811,789)	(264)	0.0	(a)

Specialty Retail
Advance Auto Parts, Inc.	(2,826)	(330,614)	(4,126)	0.0	(a)
CarMax, Inc. *	(1,244)	(88,784)	(827)	0.0	(a)
L Brands, Inc.	(1,785)	(89,411)	5,306	0.0	(a)
Monro, Inc.	(626)	(35,369)	1,596	0.0	(a)

	(6,481)	(544,178)	1,949	0.0	(a)

Technology Hardware, Storage & Peripherals
Pure Storage, Inc. *	(6,104)	(122,935)	(10,498)	0.0	(a)

Trading Companies & Distributors
SiteOne Landscape Supply, Inc. *	(1,191)	(90,707)	(4,425)	0.0	(a)

Water Utilities
American Water Works Co., Inc.	(1,415)	(117,686)	1,688	0.0	(a)
California Water Service Group	(2,280)	(92,796)	9,234	0.0	(a)

	(3,695)	(210,482)	10,922	0.0	(a)

Wireless Telecommunication Services
Sprint Corp. *	(31,122)	(165,880)	(1,693)	0.0	(a)

Total Short Positions of Total Return Basket Swaps	(477,743)	(11,487,596)	69,606	(0.1)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 4)
UBS	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from (0.1)% to 0.25%), which is denominated in EUR based on the local currencies of the positions within the swaps.	12/09/2019	$20,632,441	$(433,847)	$(56,483)	$(490,330)

JPMorgan Diversified Alternatives ETF

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Airlines
Deutsche Lufthansa AG (Registered)	11,819	422,208	(10,785)	0.0	(a)

Auto Components
Faurecia	4,663	418,412	(10,097)	0.0	(a)

Automobiles
Peugeot SA	18,049	405,404	(8,503)	0.0	(a)

Chemicals
Covestro AG(b)(c)	3,135	360,996	(2,719)	0.0	(a)
Lenzing AG	2,728	346,824	(16,650)	0.0	(a)

	5,863	707,820	(19,369)	0.0	(a)

Construction & Engineering
Eiffage SA	3,543	429,536	4,759	0.0	(a)
Koninklijke Volkerwessels NV	14,332	424,918	2,223	0.0	(a)
Maire Tecnimont SpA	76,932	400,921	(20,370)	0.0	(a)

	94,807	1,255,375	(13,388)	0.0	(a)

Diversified Telecommunication Services
Deutsche Telekom AG (Registered)	23,137	405,824	(11,425)	0.0	(a)
DNA OYJ	22,573	423,465	38	0.0	(a)
Telefonica Deutschland Holding AG	83,524	422,203	1,385	0.0	(a)

	129,234	1,251,492	(10,002)	0.0	(a)

Electric Utilities
EDP - Energias de Portugal SA	118,726	417,007	(6,578)	0.0	(a)
Endesa SA	18,422	413,527	(13,123)	0.0	(a)
Enel SpA	65,169	414,305	(17,459)	0.0	(a)
Iberdrola SA	51,334	417,848	(6,735)	0.0	(a)
Verbund AG	13,414	372,031	(11,082)	0.0	(a)

	267,065	2,034,718	(54,977)	0.0	(a)

Electrical Equipment
Philips Lighting NV(b)(c)	10,817	425,324	(3,422)	0.0	(a)

Energy Equipment & Services
SBM Offshore NV	21,858	408,236	(20,754)	0.0	(a)

Food & Staples Retailing
Distribuidora Internacional de Alimentacion SA	67,106	358,554	(5,203)	0.0	(a)

Food Products
ForFarmers NV	33,253	417,807	(6,697)	0.0	(a)

Health Care Equipment & Supplies
Koninklijke Philips NV	10,298	419,744	(1,411)	0.0	(a)

Insurance
Allianz SE (Registered)	1,673	423,146	(566)	0.0	(a)
ASR Nederland NV	9,494	414,705	(2,000)	0.0	(a)
SCOR SE	9,395	420,502	(6,742)	0.0	(a)
Talanx AG	9,273	410,557	(2,170)	0.0	(a)

	29,835	1,668,910	(11,478)	0.0	(a)

IT Services
Sopra Steria Group	2,067	419,488	(7,375)	0.0	(a)

Machinery
Cargotec OYJ	6,774	394,935	(22,970)	0.0	(a)
Fincantieri SpA *	212,610	380,175	(5,122)	0.0	(a)
Pfeiffer Vacuum Technology AG	1,575	312,284	(2,509)	0.0	(a)
Valmet OYJ	16,715	375,045	992	0.0	(a)

	237,674	1,462,439	(29,609)	0.0	(a)

Media
Eutelsat Communications SA	17,960	395,297	(30,426)	0.0	(a)
IPSOS	10,285	392,872	(31,678)	(0.1)
Metropole Television SA	15,710	427,434	3,297	0.0	(a)

	43,955	1,215,603	(58,807)	(0.1)

Multi-Utilities
A2A SpA	213,381	410,072	(7,852)	0.0	(a)
Engie SA	23,745	412,310	(13,712)	0.0	(a)
Iren SpA	126,892	410,592	(10,881)	0.0	(a)
REN - Redes Energeticas Nacionais SGPS SA	133,925	418,014	(8,038)	0.0	(a)

	497,943	1,650,988	(40,483)	0.0	(a)

Oil, Gas & Consumable Fuels
Enagas SA	14,607	397,914	(31,152)	0.0	(a)

JPMorgan Diversified Alternatives ETF

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions — continued
Common Stocks — continued
Eni SpA	22,966	413,439	(12,759)	0.0	(a)
Gaztransport Et Technigaz SA	5,998	415,160	22,334	0.0	(a)
Neste OYJ	5,319	368,124	(14,376)	0.0	(a)
OMV AG	6,158	396,491	(30,648)	0.0	(a)
Repsol SA	21,620	406,909	(16,976)	0.0	(a)
TOTAL SA	7,162	415,252	(8,842)	0.0	(a)

	83,830	2,813,289	(92,419)	0.0	(a)

Paper & Forest Products
Ence Energia y Celulosa SA	62,795	403,459	(23,705)	0.0	(a)
UPM-Kymmene OYJ	12,445	419,627	1,101	0.0	(a)

	75,240	823,086	(22,604)	0.0	(a)

Pharmaceuticals
Bayer AG (Registered)	3,246	425,347	4,582	0.0	(a)
Merck KGaA	3,815	417,586	(9,684)	0.0	(a)

	7,061	842,933	(5,102)	0.0	(a)

Real Estate Management & Development
CA Immobilien Anlagen AG	13,583	417,215	(3,600)	0.0	(a)
TAG Immobilien AG	20,999	415,089	(7,174)	0.0	(a)

	34,582	832,304	(10,774)	0.0	(a)

Semiconductors & Semiconductor Equipment
BE Semiconductor Industries NV	4,245	408,526	(18,966)	0.0	(a)

Textiles, Apparel & Luxury Goods
Moncler SpA	11,414	376,151	(4,758)	0.0	(a)

Thrifts & Mortgage Finance
Deutsche Pfandbriefbank AG(b)(c)	20,883	385,994	3,943	0.0	(a)

Total Long Positions of Total Return Basket Swaps	1,723,561	21,424,805	(463,040)	(0.1)

Short Positions
Common Stocks
Chemicals
OCI NV *	(12,276)	(311,652)	2,501	0.0	(a)

Hotels, Restaurants & Leisure
NH Hotel Group SA	(11,089)	(84,313)	460	0.0	(a)

Media
Altice NV *	(5,259)	(56,399)	2,057	0.0	(a)

Metals & Mining
Eramet *	(2,409)	(340,000)	24,175	0.0	(a)

Total Short Positions of Total Return Basket Swaps	(31,033)	(792,364)	29,193	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swaps	1,692,528	20,632,441	(433,847)	(0.1)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 4)
UBS	The Fund receives the total return on a portfolio of long equity positions and pays or receives the net of one month LIBOR on long positions respectively, plus or minus a specified spread (rates range from (0.1)% to 0.25%), which is denominated in CHF based on the local currencies of the positions within the swaps.	12/09/2019	$3,389,097	$(48,196)	$471	$(47,725)

JPMorgan Diversified Alternatives ETF

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Diversified Telecommunication Services
Sunrise Communications Group AG *(b)(c)	4,520	424,987	(7,869)	0.0	(a)

Electrical Equipment
ABB Ltd. (Registered)	14,106	393,173	(13,682)	0.0	(a)

Insurance
Baloise Holding AG (Registered)	2,550	417,186	(19,014)	0.0	(a)
Swiss Life Holding AG (Registered) *	1,122	421,308	(11,339)	0.0	(a)

	3,672	838,494	(30,353)	0.0	(a)

Pharmaceuticals
Novartis AG (Registered)	4,845	437,296	4,848	0.0	(a)

Real Estate Management & Development
Allreal Holding AG (Registered) *	2,452	426,515	(6,401)	0.0	(a)
Mobimo Holding AG (Registered) *	1,546	432,492	2,716	0.0	(a)
Swiss Prime Site AG (Registered) *	4,505	436,140	2,545	0.0	(a)

	8,503	1,295,147	(1,140)	0.0	(a)

Total Long Positions of Total Return Basket Swaps	35,646	3,389,097	(48,196)	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 4)
UBS	The Fund receives the total return on a portfolio of long equity positions and pays or receives the net of one month LIBOR on long positions respectively, plus or minus a specified spread (rates range from (0.1)% to 0.25%), which is denominated in GBP based on the local currencies of the positions within the swaps.	12/09/2019	$2,330,638	$116,351	$21,332	$137,683

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Banks
Aldermore Group plc *	51,816	229,100	(144)	0.0	(a)

Capital Markets
Sole Realisation Co. plc *‡	698	694	—	0.0	(a)

Media
Sky plc	139,685	2,100,844	116,495	0.1

Total Long Positions of Total Return Basket Swaps	192,199	2,330,638	116,351	0.1

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 4)
UBS	The Fund receives the total return on a portfolio of long equity positions and pays or receives the net of one month CIBOR on long positions respectively, plus or minus a specified spread (rates range from (0.1)% to 0.20%), which is denominated in DKK based on the local currencies of the positions within the swaps.	09/25/2020	$994,019	$4,234	$44	$4,278

JPMorgan Diversified Alternatives ETF

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
IT Services
Nets A/S *(b)(c)	36,113	994,019	4,234	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 4)
UBS	The Fund receives the total return on a portfolio of long equity positions and pays or receives the net of one month LIBOR on long positions respectively, plus or minus a specified spread (rates range from (0.1)% to 0.25%), which is denominated in EUR based on the local currencies of the positions within the swaps.	12/09/2019	$9,487,442	$97,955	$641	$98,596

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Aerospace & Defense
Zodiac Aerospace *	25,080	779,386	8	0.0	(a)

Beverages
Refresco Group NV(b)(c)	8,704	214,940	424	0.0	(a)

Biotechnology
Ablynx NV*	4,759	259,449	(564)	0.0	(a)

Internet & Direct Marketing Retail
Yoox Net-A-Porter Group SpA *	48,293	2,268,315	10,130	0.0	(a)

Machinery
Pfeiffer Vacuum Technology AG	524	103,896	(278)	0.0	(a)

Pharmaceuticals
STADA Arzneimittel AG	2,810	304,987	(2,879)	0.0	(a)

Real Estate Management & Development
BUWOG AG *	15,532	557,301	2,309	0.0	(a)

Software
Gemalto NV	37,656	2,326,837	7,068	0.0	(a)

Textiles, Apparel & Luxury Goods
Kering	973	492,869	(494)	0.0	(a)

Transportation Infrastructure
Abertis Infraestructuras SA	89,836	2,179,462	82,231	0.0	(a)

Total Long Positions of Total Return Basket Swaps	234,167	9,487,442	97,955	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 4)
UBS	The Fund receives the total return on a portfolio of long equity positions and pays or receives the net of one month BBSW on long positions respectively, plus or minus a specified spread (rates range from (0.1)% to 0.35%), which is denominated in AUD based on the local currencies of the positions within the swaps.	12/09/2019	$354,954	$(144)	$(209)	$(353)

JPMorgan Diversified Alternatives ETF

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Hotels, Restaurants & Leisure
Mantra Group Ltd.	108,476	340,903	886	0.0	(a)

Metals & Mining
Westgold Resources Ltd. *	12,939	14,051	(1,030)	0.0	(a)

Total Long Positions of Total Return Basket Swaps	121,415	354,954	(144)	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 4)
UBS	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from (0.1)% to 0.25%), which is denominated in USD based on the local currencies of the positions within the swaps.	12/09/2019	$2,673,779	$(238,297)	$(5,492)	$(243,789)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Construction & Engineering
Chicago Bridge & Iron Co. NV	77,424	1,615,839	154,848	0.1

Diversified Consumer Services
Capella Education Co.	3,871	307,938	(968)	0.0	(a)

Health Care Providers & Services
Aetna, Inc.	8,279	1,546,683	11,011	0.0	(a)

Hotels, Restaurants & Leisure
Pinnacle Entertainment, Inc. *	26,447	853,974	(16,133)	0.0	(a)

Household Durables
CalAtlantic Group, Inc.	41,884	2,350,949	(293,607)	(0.2)

Independent Power and Renewable Electricity Producers
Dynegy, Inc. *	98,848	1,237,577	44,482	0.0	(a)

Multi-Utilities
SCANA Corp.	46,680	1,897,075	(85,424)	0.0	(a)

Semiconductors & Semiconductor Equipment
Cavium, Inc. *	28,763	2,553,579	(33,653)	0.0	(a)

Total Long Positions of Total Return Basket Swaps	332,196	12,363,614	(219,444)	(0.1)

Short Positions
Common Stocks
Diversified Consumer Services
Strayer Education, Inc.	(3,353)	(310,085)	(1,006)	0.0	(a)

Energy Equipment & Services
McDermott International, Inc. *	(189,493)	(1,663,749)	(185,703)	(0.1)

Food & Staples Retailing
CVS Health Corp.	(9,713)	(764,316)	6,411	0.0	(a)

Hotels, Restaurants & Leisure
Penn National Gaming, Inc. *	(10,996)	(350,882)	3,849	0.0	(a)

Household Durables
Lennar Corp.	(28,403)	(1,779,732)	223,816	0.1

Independent Power and Renewable Electricity Producers
Vistra Energy Corp. *	(63,804)	(1,244,178)	(45,301)	0.0	(a)

Multi-Utilities
Dominion Energy, Inc.	(27,885)	(2,131,529)	(43,222)	0.0	(a)

Semiconductors & Semiconductor Equipment
Marvell Technology Group Ltd.	(61,953)	(1,445,364)	22,303	0.0	(a)

Total Short Positions of Total Return Basket Swaps	(395,600)	(9,689,835)	(18,853)	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swaps	(63,404)	2,673,779	(238,297)	(0.1)

JPMorgan Diversified Alternatives ETF

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 4)
UBS	The Fund receives the total return on a portfolio of long equity positions and pays or receives the net of one month CDOR on long positions respectively, plus or minus a specified spread (rates range from (0.1)% to 0.15%), which is denominated in CAD based on the local currencies of the positions within the swaps.	12/09/2019	$450,484	$442	$(193)	$249

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Construction & Engineering
Aecon Group, Inc.	27,830	450,484	442	0.0	(a)

*	—	Non-income producing security.
‡	—	Value determined using significant unobservable inputs.
(a)	—	Amounts rounds to less than 0.05%.
(b)	—	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.
(c)	—	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
CVR	—	Contingent Value Rights
(1)	—	Notional value represents market value as of January 31, 2018 of these positions based on the securities’ last sale or closing price on the principal exchange on which the securities are traded.
(2)	—	Unrealized appreciation (depreciation) represents the unrealized gain(loss) of the positions subsequent to the swap reset.

The following reference rates, and their values as of period-end, are used for security descriptions:

		Value
BA	Banker’s Acceptance Rate	1.58%
BBR	Bank Base Rate	1.68%
BBSW	ASX Australia Bank Bill Short Term Rates	1.68%
CDOR	Canada Bankers Acceptances Rates	1.58%
CHF LIBOR	Swiss Franc LIBOR	(0.80)%
EUR LIBOR	Euro LIBOR	(0.41)%
EURIBOR	Euro Interbank Offered Rate	(0.37)%
GBP LIBOR	British Pound Sterling LIBOR	0.50%
JPY LIBOR	Japanese Yen LIBOR	(0.04)%
LIBOR	London Interbank Offered Rate	1.58%
STIBOR	Stockholm Interbank Offered Rates	(0.50)%

JPMorgan Diversified Alternatives ETF

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

Summary of total OTC swap contracts outstanding as of January 31, 2018:

	Net Upfront Payments (Receipts) ($)	Value($)
Assets
OTC Total return basket swaps outstanding		1,088,211
OTC Total return swap contracts outstanding	–	65

Total OTC swap contracts outstanding	–	1,088,276

Liabilities

Total OTC Total return basket swaps outstanding	–	(1,768,093)

JPMorgan Diversified Alternatives ETF

NOTES TO CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited)

Diversified Alternatives Fund CS Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on August 17, 2015 and is currently a wholly-owned subsidiary of the Fund. The Subsidiary acts as an investment vehicle for the Fund in order to effect certain investments on behalf of the Fund consistent with the Fund’s investment objectives and policies as described in the Fund’s prospectus. The Consolidated Schedule of Portfolio Investments (“CSOI”) includes positions of the Fund and the Subsidiary. Subsequent references to the Fund within the Notes to Consolidated Financial Statements collectively refer to the Fund and the Subsidiary. All significant intercompany balances and transactions have been eliminated in consolidation.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations. Swaps and Forward Foreign Currency Contracts are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Diversified Alternatives ETF

NOTES TO CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

The following table represents each valuation input as presented on the CSOI:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Aerospace & Defense	2,975,777	—	—	2,975,777
Auto Components	2,065,538	—	—	2,065,538
Automobiles	279,906	—	—	279,906
Banks	1,114,527	—	—	1,114,527
Beverages	700,893	—	—	700,893
Biotechnology	6,190,096	—	—	6,190,096
Capital Markets	1,490,978	—	—	1,490,978
Chemicals	4,488,520	—	—	4,488,520
Commercial Services & Supplies	1,207,890	—	—	1,207,890
Communications Equipment	1,161,323	—	—	1,161,323
Construction & Engineering	416,135	—	—	416,135
Consumer Finance	306,375	—	—	306,375
Containers & Packaging	629,646	—	—	629,646
Diversified Telecommunication Services	484,903	—	—	484,903
Electric Utilities	1,136,006	—	—	1,136,006
Electrical Equipment	1,815,376	—	—	1,815,376
Electronic Equipment, Instruments & Components	3,048,501	—	—	3,048,501
Energy Equipment & Services	1,194,010	—	—	1,194,010
Food & Staples Retailing	720,340	—	—	720,340
Food Products	5,169,641	—	—	5,169,641
Gas Utilities	1,261,009	—	—	1,261,009
Health Care Equipment & Supplies	1,623,615	—	—	1,623,615
Health Care Providers & Services	4,163,430	—	—	4,163,430
Health Care Technology	75,186	—	—	75,186
Hotels, Restaurants & Leisure	5,129,173	—	—	5,129,173
Household Durables	1,237,866	—	—	1,237,866
Household Products	805,589	—	—	805,589
Independent Power and Renewable Electricity Producers	2,947,712	—	—	2,947,712
Industrial Conglomerates	399,175	—	—	399,175
Insurance	6,412,009	—	—	6,412,009
Internet Software & Services	887,230	—	—	887,230
IT Services	6,968,560	—	—	6,968,560
Life Sciences Tools & Services	1,259,252	—	—	1,259,252
Machinery	3,842,985	565,493	—	4,408,478
Media	6,337,548	—	—	6,337,548
Metals & Mining	98,365	—	—	98,365
Multiline Retail	1,133,475	—	—	1,133,475
Multi-Utilities	1,291,011	—	—	1,291,011
Oil, Gas & Consumable Fuels	1,666,412	—	—	1,666,412
Paper & Forest Products	2,423,025	—	—	2,423,025
Personal Products	687,047	—	—	687,047
Pharmaceuticals	4,739,954	190,264	—	4,930,218
Professional Services	1,091,525	—	—	1,091,525
Real Estate Management & Development	82,242	—	—	82,242
Semiconductors & Semiconductor Equipment	7,940,148	—	—	7,940,148
Software	5,131,098	—	—	5,131,098
Specialty Retail	4,711,010	—	—	4,711,010

JPMorgan Diversified Alternatives ETF

NOTES TO CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Technology Hardware, Storage & Peripherals	$807,209	$—	$—	$807,209
Textiles, Apparel & Luxury Goods	1,581,807	—	—	1,581,807
Trading Companies & Distributors	983,399	—	—	983,399

Total Common Stocks	114,314,447	755,757	—	115,070,204

Short-Term Investments
Investment Company	50,610,484	—	—	50,610,484

Total Investments in Securities	$164,924,931	$755,757	$—	$165,680,688

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$704,867	$—	$704,867
Futures Contracts	2,430,300	52,288	—	2,482,588
Swaps	$—	$1,122,297	$65	$1,122,362
Total Appreciation in Other Financial Instruments	$2,430,300	$1,879,452	$65	$4,309,817

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(1,240,235)	$—	$(1,240,235)
Futures Contracts	(3,377,894)	(59,493)	—	(3,437,387)
Swaps	$—	$(1,715,274)	$—	$(1,715,274)
Total Depreciation in Other Financial Instruments	$(3,377,894)	$(3,015,002)	$—	$(6,392,896)

Transfers between fair value levels are valued utilizing values as of beginning of the period.

There were no significant transfers between level 1 and level 2 during the period ended January 31, 2018.

B. Derivatives — The Fund used derivative instruments including futures, forward foreign currency exchange contracts, and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes C(1) — C(4) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used index, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. The Fund used commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund’s exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments,

JPMorgan Diversified Alternatives ETF

NOTES TO CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts or due across transactions). The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

(3). Total Return Swaps — The Fund used total return swaps to gain long and/or short exposure to an underlying index. To the extent the total return of the index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. These arrangements involve the periodic exchange of cash flows based on the total return of the underlying index and interest rate obligations.

(4). Total Return Basket Swaps

The Fund entered into a total return basket swap agreement to obtain exposure to a portfolio of long and short securities. This is a highly specialized activity and a significant aspect of the Fund’s investment strategy.

Under the terms of the agreement, each swap is designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of long and short positions within each swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in each swap value. Each swap value also includes interest charges and credits related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on defined market rates plus or minus a specified spread and are referred to herein as “financing costs”. Positions within each swap, accrued financing costs and net dividends, are part of the monthly or annual periodic reset.

The total return basket swap contracts are subject to master netting arrangements. The fund may be required to post or receive collateral for total return basket swap swaps.

JPMorgan Event Driven ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited)

Investments	Shares	Value($)
COMMON STOCKS — 41.7%
Aerospace & Defense — 3.0%
Rockwell Collins, Inc.	2,886	399,682
Zodiac Aerospace (France) *	12,824	398,519

		798,201

Banks — 0.6%
Union Bankshares Corp.	4,000	151,000

Biotechnology — 4.2%
Acorda Therapeutics, Inc. *	7,300	189,435
Bioverativ, Inc. *	3,823	393,998
Ignyta, Inc. *	4,641	124,843
Juno Therapeutics, Inc. *	4,622	396,614

		1,104,890

Chemicals — 1.5%
Monsanto Co.	3,329	405,472

Diversified Telecommunication Services — 1.4%
Straight Path Communications, Inc., Class B *	2,064	376,680

Electrical Equipment — 0.7%
General Cable Corp.	6,451	191,595

Food Products — 1.2%
Snyder’s-Lance, Inc.	6,345	317,123

Gas Utilities — 1.4%
WGL Holdings, Inc.	4,456	375,284

Health Care Equipment & Supplies — 1.4%
NxStage Medical, Inc. *	14,351	359,206

Health Care Providers & Services — 1.8%
Community Health Systems, Inc. *	36,700	207,355
Kindred Healthcare, Inc.	11,099	102,111
MEDNAX, Inc. *	3,000	158,430

		467,896

Health Care Technology — 0.6%
athenahealth, Inc. *	1,200	150,372

Hotels, Restaurants & Leisure — 2.1%
Bloomin’ Brands, Inc.	7,000	154,210
Buffalo Wild Wings, Inc. *	2,416	379,312

		533,522

Independent Power and Renewable Electricity Producers — 1.5%
Calpine Corp. *	26,261	396,279

Insurance — 2.3%
AmTrust Financial Services, Inc.	15,765	211,566
Validus Holdings Ltd.	5,890	398,753

		610,319

Internet Software & Services — 0.6%
Akamai Technologies, Inc. *	2,300	154,077

IT Services — 4.2%
Blackhawk Network Holdings, Inc. *	7,541	342,738
DST Systems, Inc.	4,379	365,077
Nets A/S (Denmark) *(a)(b)	14,406	396,528

		1,104,343

Investments	Shares	Value($)
Media — 3.0%
Regal Entertainment Group, Class A	17,302	395,870
Scripps Networks Interactive, Inc., Class A	4,608	405,458

		801,328

Multi-Utilities — 1.4%
Avista Corp.	7,219	363,549

Oil, Gas & Consumable Fuels — 0.5%
Energen Corp. *	2,700	141,021

Paper & Forest Products — 1.1%
KapStone Paper and Packaging Corp.	8,438	292,292

Personal Products — 0.7%
Herbalife Ltd. *	2,200	182,578

Pharmaceuticals — 1.9%
Akorn, Inc. *	12,173	392,214
Sucampo Pharmaceuticals, Inc., Class A *	6,348	113,947

		506,161

Real Estate Management & Development — 0.6%
CBRE Group, Inc., Class A *	3,500	159,915

Semiconductors & Semiconductor Equipment — 1.9%
NXP Semiconductors NV (Netherlands) *	3,346	402,591
QUALCOMM, Inc.	1,509	102,989

		505,580

Software — 1.7%
BroadSoft, Inc. *	2,597	142,575
Callidus Software, Inc. *	3,286	118,132
Progress Software Corp.	3,600	179,388

		440,095

Specialty Retail — 0.4%
Rent-A-Center, Inc.	8,609	93,235

TOTAL COMMON STOCKS (Cost $10,742,627)		10,982,013

Investments	Shares	Value($)
SHORT-TERM INVESTMENTS — 55.1%
INVESTMENT COMPANIES — 55.1%
JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 1.18% (c)(d) (Cost $14,497,062)	14,497,062	14,497,062

Total Investments — 96.8% (Cost $25,239,689)		25,479,075
Other Assets Less Liabilities — 3.2%		824,296

Net Assets — 100.0%		26,303,371

Percentages indicated are based on net assets.

JPMorgan Event Driven ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

*	Non-income producing security.
(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.
(c)	Affiliated company as defined under the Investment Company Act of 1940.
(d)	The rate shown was the current yield as of January 31, 2018.

Futures contracts outstanding as of January 31, 2018:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Short Contracts
S&P 500 E-Mini Index	(58)	03/2018	USD	(8,194,820)	(459,086)

					(459,086)

Abbreviations
USD	United States Dollar

Forward foreign currency exchange contracts outstanding as of January 31, 2018:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	388,204	DKK	2,358,852	Citibank NA	02/23/2018	(5,815)
USD	389,508	EUR	317,828	Australia & New Zealand Banking Group Ltd.	02/23/2018	(5,583)

Net unrealized depreciation						(11,398)

Abbreviations
DKK	Danish Krone
EUR	Euro
USD	United States Dollar

JPMorgan Event Driven ETF

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2018 (Unaudited)

Over the Counter (“OTC”) Total Return Basket Swaps Outstanding at January 31, 2018

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 3)
Bank of America	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, plus or minus a specified spread of 0.25%, which is denominated in USD based on the local currencies of the positions within the swaps.	12/31/2018	$7,556,344	$47,023	$(3,756)	$43,267

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Automobiles
General Motors Co.	3,600	152,676	(2,124)	0.0	(a)

Banks
BancorpSouth Bank	5,000	167,750	—	0.0
CIT Group, Inc.	3,000	152,070	(1,530)	0.0	(a)
Customers Bancorp, Inc. *	2,000	61,300	4,420	0.0	(a)
Fifth Third Bancorp	5,100	168,810	7,752	0.0	(a)
MainSource Financial Group, Inc.	9,319	366,703	12,394	0.0	(a)

	24,419	916,633	23,036	0.0	(a)

Beverages
Boston Beer Co., Inc. (The) *	800	151,880	(3,120)	0.0	(a)

Capital Markets
Evercore, Inc.	1,700	170,935	12,155	0.0	(a)

Chemicals
Platform Speciality *	15,200	177,992	7,904	0.0	(a)

Construction & Engineering
Chicago Bridge & Iron Co. NV	13,187	275,213	33,627	0.1

Consumer Finance
Navient Corp.	11,700	166,725	6,669	0.0	(a)

Containers & Packaging
Sealed Air Corp.	3,200	151,520	(4,192)	0.0	(a)

Diversified Consumer Services
Capella Education Co.	4,409	350,736	1,763	0.0	(a)

Electronic Equipment, Instruments & Components
Corning, Inc.	4,700	146,734	(9,917)	0.0	(a)

Energy Equipment & Services
Tidewater, Inc. *	2,000	55,900	(1,000)	0.0	(a)

Food & Staples Retailing
Walgreens Boots Alliance, Inc.	2,200	165,572	2,596	0.0	(a)

Health Care Equipment & Supplies
Natus Medical, Inc. *	4,200	130,410	10,290	0.0	(a)

Health Care Providers & Services
Aetna, Inc.	2,069	386,531	6,910	0.0	(a)

Hotels, Restaurants & Leisure
Bloomin’ Brands, Inc.	7,000	154,210	1,400	0.0	(a)
Brinker International, Inc.	4,000	145,360	(3,000)	0.0	(a)
Churchill Downs, Inc.	700	181,300	4,130	0.0	(a)
Domino’s Pizza, Inc.	800	173,480	13,408	0.0	(a)
La Quinta Holdings, Inc. *	8,500	169,405	13,685	0.1
Pinnacle Entertainment, Inc. *	4,501	145,337	45	0.0	(a)
Six Flags Entertainment Corp.	2,400	162,144	4,368	0.0	(a)
Wyndham Worldwide Corp.	1,300	161,369	14,846	0.1

	29,201	1,292,605	48,882	0.2

Household Durables
CalAtlantic Group, Inc.	6,765	379,719	(33,216)	(0.1)
PulteGroup, Inc.	4,600	146,418	(8,464)	0.0	(a)
TRI Pointe Group, Inc. *	8,900	145,159	(23,763)	(0.1)

	20,265	671,296	(65,443)	(0.2)

JPMorgan Event Driven ETF

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions — continued
Common Stocks — continued
Independent Power and Renewable Electricity Producers
Dynegy, Inc. *	30,813	385,779	23,418	0.1

Industrial Conglomerates
Honeywell International, Inc.	1,000	159,670	2,580	0.0	(a)

IT Services
DXC Technology Co.	1,600	159,280	(2,688)	0.0	(a)

Machinery
Allison Transmission Holdings, Inc.	3,700	163,688	(1,258)	0.0	(a)
Dover Corp.	1,500	159,315	5,265	0.0	(a)
Pentair plc	2,200	157,300	(4,202)	0.0	(a)
Terex Corp.	3,200	150,464	(1,792)	0.0	(a)

	10,600	630,767	(1,987)	0.0	(a)

Media
AMC Networks, Inc. *	3,000	154,770	(2,430)	0.0	(a)
Time Warner, Inc.	4,124	393,223	13,444	0.1

	7,124	547,993	11,014	0.1

Multiline Retail
Big Lots, Inc.	2,800	170,184	11,676	0.0	(a)

Multi-Utilities
SCANA Corp.	7,885	320,446	(28,544)	(0.1)

Oil, Gas & Consumable Fuels
Marathon Petroleum Corp.	2,400	166,248	(576)	0.0	(a)
Stone Energy Corp. *	2,100	75,894	6,552	0.0	(a)

	4,500	242,142	5,976	0.0	(a)

Professional Services
FTI Consulting, Inc. *	3,400	147,798	1,836	0.0	(a)

Semiconductors & Semiconductor Equipment
Cavium, Inc. *	4,508	400,220	3,381	0.0	(a)

Specialty Retail
Dick’s Sporting Goods, Inc.	5,000	157,300	3,300	0.0	(a)
Foot Locker, Inc.	3,500	172,025	10,045	0.0	(a)
Murphy USA, Inc. *	1,900	162,089	(1,216)	0.0	(a)
O’Reilly Automotive, Inc. *	600	158,814	3,744	0.0	(a)
Sally Beauty Holdings, Inc. *	9,000	149,490	(10,080)	0.0	(a)
Signet Jewelers Ltd.	2,900	153,410	609	0.0	(a)
Urban Outfitters, Inc. *	4,600	156,906	5,382	0.0	(a)

	27,500	1,110,034	11,784	0.0	(a)

Textiles, Apparel & Luxury Goods
Crocs, Inc. *	14,200	191,842	852	0.0	(a)

Trading Companies & Distributors
AerCap Holdings NV *	2,900	156,890	2,030	0.0	(a)
HD Supply Holdings, Inc. *	3,900	151,671	1,521	0.0	(a)

	6,800	308,561	3,551	0.0	(a)

Total Long Positions of Total Return Basket Swaps	265,580	10,138,074	110,885	0.2

Short Positions
Common Stocks
Banks
First Financial Bancorp	(12,801)	(364,828)	(12,161)	0.0	(a)

Diversified Consumer Services
Strayer Education, Inc.	(3,818)	(353,089)	(4,238)	0.0	(a)

Diversified Telecommunication Services
AT&T, Inc.	(5,867)	(219,719)	(4,870)	0.0	(a)

Energy Equipment & Services
McDermott International, Inc. *	(32,274)	(283,366)	(40,665)	(0.2)

Hotels, Restaurants & Leisure
Penn National Gaming, Inc. *	(1,871)	(59,704)	(1,703)	0.0	(a)

Household Durables
Lennar Corp.	(4,588)	(287,484)	25,693	0.1

Independent Power and Renewable Electricity Producers
Vistra Energy Corp. *	(19,889)	(387,836)	(22,872)	(0.1)

JPMorgan Event Driven ETF

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
Multi-Utilities
Dominion Energy, Inc.	(5,222)	(399,170)	(1,201)	0.0	(a)

Semiconductors & Semiconductor Equipment
Marvell Technology Group Ltd.	(9,710)	(226,534)	(1,845)	0.0	(a)

Total Short Positions of Total Return Basket Swaps	(96,040)	(2,581,730)	(63,862)	(0.2)

Total of Long and Short Positions of Total Return Basket Swaps	169,540	7,556,344	47,023	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 3)
Bank of America	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month EURIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.25% to 0.55%), which is denominated in EUR based on the local currencies of the positions within the swaps.	05/31/2019 to 06/28/2019	$2,166,788	$14,955	$(67)	$14,888

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Beverages
Refresco Group NV (b)(c)	16,004	395,210	1,375	0.0	(a)

Biotechnology
Ablynx NV *	690	37,617	(82)	0.0	(a)

Internet & Direct Marketing Retail
Yoox Net-A-Porter Group SpA *	7,058	331,513	1,481	0.0	(a)

Pharmaceuticals
STADA Arzneimittel AG	3,903	423,617	(6,002)	0.0	(a)

Real Estate Management & Development
BUWOG AG *	2,644	94,869	333	0.0	(a)

Software
Gemalto NV	6,410	396,086	1,489	0.0	(a)

Textiles, Apparel & Luxury Goods
Kering	318	161,082	(161)	0.0	(a)

Transportation Infrastructure
Abertis Infraestructuras SA	16,847	408,716	16,258	0.1

Total Long Positions of Total Return Basket Swaps	53,874	2,248,710	14,691	0.1

Short Positions
Common Stocks
Construction & Engineering
HOCHTIEF AG	(453)	(81,922)	264	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swaps	53,421	2,166,788	14,955	0.1

JPMorgan Event Driven ETF

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 3)
Bank of America	The Fund receives the total return on a portfolio of long equity positions and pays or receives the net of one month BA on long positions, plus or minus a specified spread of 0.50%, which is denominated in CAD based on the local currencies of the positions within the swaps.	12/31/2018	$427,706	$(430)	$(505)	$(935)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Construction & Engineering
Aecon Group, Inc.	24,668	399,301	(991)	0.0	(a)

Metals & Mining
Sandstorm Gold Ltd. *	5,400	28,405	561	0.0	(a)

Total Long Positions of Total Return Basket Swaps	30,068	427,706	(430)	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 3)
Bank of America	The Fund receives the total return on a portfolio of long equity positions and pays or receives the net of one month BBR on long positions, plus or minus a specified spread of 0.35%, which is denominated in AUD based on the local currencies of the positions within the swaps.	01/01/2019	$135,325	$8	$(158)	$(150)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Hotels, Restaurants & Leisure
Mantra Group Ltd.	32,125	100,958	3	0.0	(a)

Internet Software & Services
Aconex Ltd. *	5,551	34,367	5	0.0	(a)

Total Long Positions of Total Return Basket Swaps	37,676	135,325	8	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 3)
Bank of America	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month STIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.25% to 0.35%), which is denominated in SEK based on the local currencies of the positions within the swaps.	07/31/2019	$167,993	$945	$(17)	$928

JPMorgan Event Driven ETF

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Diversified Telecommunication Services
Com Hem Holding AB *	2,344	40,753	491	0.0	(a)

Machinery
Atlas Copco AB	3,355	157,342	1,044	0.0	(a)

Total Long Positions of Total Return Basket Swaps	5,699	198,095	1,535	0.0	(a)

Short Positions
Common Stocks
Wireless Telecommunication Services
Tele2 AB	(2,407)	(30,102)	(590)	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swaps	3,292	167,993	945	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 3)
Bank of America	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.35% to 0.55%), which is denominated in GBP based on the local currencies of the positions within the swaps.	05/31/2019	$561,261	$9,177	$2,707	$11,884

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Food & Staples Retailing
Booker Group plc	126,935	408,398	(10,782)	0.0	(a)

Media
Sky plc	29,679	446,368	17,217	0.1
UBM plc	12,274	158,242	(154)	0.0	(a)

	41,953	604,610	17,063	0.1

Total Long Positions of Total Return Basket Swaps	168,888	1,013,008	6,281	0.1

Short Positions
Common Stocks
Food & Staples Retailing
Tesco plc	(108,198)	(321,682)	3,488	0.0	(a)

Media
Informa plc	(13,159)	(130,065)	(592)	0.0	(a)

Total Short Positions of Total Return Basket Swaps	(121,357)	(451,747)	2,896	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swaps	47,531	561,261	9,177	0.1

*	Non-income producing security.
(a)	Amounts rounds to less than 0.05%.
(b)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.
(c)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(1)	Notional value represents market value as of January 31, 2018 of these positions based on the securities’ last sale or closing price on the principal exchange on which the securities are traded.
(2)	Unrealized appreciation (depreciation) represents the unrealized gain(loss) of the positions subsequent to the swap reset.

JPMorgan Event Driven ETF

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

The following reference rates, and their values as of period-end, are used for security descriptions:

		Value
BA	Banker’s Acceptance Rate	1.58%
BBR	Bank Base Rate	1.68%
EURIBOR	Euro Interbank Offered Rate	(0.37)%
GBP LIBOR	British Pound Sterling LIBOR	0.50%
LIBOR	London Interbank Offered Rate	1.58%
STIBOR	Stockholm Interbank Offered Rates	(0.50)%

Summary of total OTC swap contracts outstanding as of January 31, 2018:

	Net Upfront Payments (Receipts) ($)	Value ($)
Assets

Total OTC Total return basket swaps outstanding	—	70,967

Liabilities

Total OTC Total return basket swaps outstanding	—	(1,085)

JPMorgan Event Driven ETF

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited)

A. Valuation of Investments —The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2– Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Aerospace & Defense	$399,682	$398,519	$—	$798,201
Banks	151,000	—	—	151,000
Biotechnology	1,104,890	—	—	1,104,890
Chemicals	405,472	—	—	405,472
Diversified Telecommunication Services	376,680	—	—	376,680
Electrical Equipment	191,595	—	—	191,595
Food Products	317,123	—	—	317,123
Gas Utilities	375,284	—	—	375,284
Health Care Equipment & Supplies	359,206	—	—	359,206
Health Care Providers & Services	467,896	—	—	467,896
Health Care Technology	150,372	—	—	150,372
Hotels, Restaurants & Leisure	533,522	—	—	533,522
Independent Power and Renewable Electricity Producers	396,279	—	—	396,279
Insurance	610,319	—	—	610,319
Internet Software & Services	154,077	—	—	154,077
IT Services	707,815	396,528	—	1,104,343
Media	801,328	—	—	801,328

JPMorgan Event Driven ETF

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Multi-Utilities	$363,549	$—	$—	$363,549
Oil, Gas & Consumable Fuels	141,021	—	—	141,021
Paper & Forest Products	292,292	—	—	292,292
Personal Products	182,578	—	—	182,578
Pharmaceuticals	506,161	—	—	506,161
Real Estate Management & Development	159,915	—	—	159,915
Semiconductors & Semiconductor Equipment	505,580	—	—	505,580
Software	440,095	—	—	440,095
Specialty Retail	93,235	—	—	93,235

Total Common Stocks	10,186,966	795,047	—	10,982,013

Short-Term Investments
Investment Companies	14,497,062	—	—	14,497,062

Total Investments in Securities	$24,684,028	$795,047	$—	$25,479,075

Appreciation in Other Financial Instruments
Swaps	$—	$72,108	$—	$72,108

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(11,398)	$—	$(11,398)
Futures Contracts	(459,086)	—	—	(459,086)
Swaps	—	(430)	—	(430)

Total Depreciation in Other Financial Instruments	$(459,086)	$(11,828)	$—	$(470,914)

Transfers between fair value levels are valued utilizing values as of beginning of the period.

There were no transfers among any levels during the period ended January 31, 2018.

B. Derivatives — The Fund used derivative instruments including futures, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gains to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark-to-market gains to the Fund.

Notes (1) — (3) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used index futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. The purchase of futures contracts will tend to increase the Fund’s exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash

JPMorgan Event Driven ETF

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts or due across transactions). The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

(3). Total Return Basket Swaps — The Fund entered into a total return basket swap agreement to obtain exposure to a portfolio of long and short securities. This is a highly specialized activity and a significant aspect of the Fund’s investment strategy.

Under the terms of the agreement, each swap is designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of long and short positions within each swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in each swap value. Each swap value also includes interest charges and credits related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on defined market rates plus or minus a specified spread and are referred to herein as “financing costs”. Positions within each swap, accrued financing costs and net dividends, are part of the monthly or annual periodic reset.

The total return basket swap contracts are subject to master netting arrangements. The fund may be required to post or receive collateral for total return basket swap swaps.

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENT

AS OF JANUARY 31, 2018 (Unaudited)

Investments	Shares	Value($)
COMMON STOCKS — 57.0%
Aerospace & Defense — 0.5%
L3 Technologies, Inc.	531	112,816

Auto Components — 2.3%
BorgWarner, Inc.	2,142	120,509
Cooper-Standard Holdings, Inc. *	841	104,780
Gentex Corp.	4,895	115,914
Lear Corp.	637	123,030
Standard Motor Products, Inc.	2,419	115,870

		580,103

Beverages — 0.5%
PepsiCo, Inc.	990	119,097

Capital Markets — 1.3%
Artisan Partners Asset Management, Inc., Class A	2,726	106,723
BGC Partners, Inc., Class A	7,325	104,821
Houlihan Lokey, Inc.	2,191	104,510

		316,054

Chemicals — 1.4%
Eastman Chemical Co.	1,232	122,190
Huntsman Corp.	3,469	119,923
LyondellBasell Industries NV, Class A	937	112,290

		354,403

Commercial Services & Supplies — 1.4%
Brady Corp., Class A	3,083	117,925
Deluxe Corp.	1,435	106,577
Quad/Graphics, Inc.	4,979	110,136

		334,638

Communications Equipment — 1.4%
Cisco Systems, Inc.	2,676	111,161
Comtech Telecommunications Corp.	5,152	111,438
F5 Networks, Inc. *	790	114,186

		336,785

Construction & Engineering — 0.4%
Jacobs Engineering Group, Inc.	1,588	110,303

Containers & Packaging — 0.4%
Greif, Inc., Class A	1,831	108,249

Electric Utilities — 0.9%
Eversource Energy	1,716	108,262
Hawaiian Electric Industries, Inc.	3,069	104,684

		212,946

Electrical Equipment — 0.9%
Eaton Corp. plc	1,417	118,985
Regal Beloit Corp.	1,461	113,812

		232,797

Electronic Equipment, Instruments & Components — 3.1%
Belden, Inc.	1,297	109,947
Benchmark Electronics, Inc. *	3,890	112,615
Corning, Inc.	3,472	108,396
Dolby Laboratories, Inc., Class A	1,886	121,345
Methode Electronics, Inc.	2,452	100,164
Tech Data Corp. *	1,048	105,083
Vishay Intertechnology, Inc.	4,903	107,621

		765,171

Investments	Shares	Value($)
Energy Equipment & Services — 1.3%
National Oilwell Varco, Inc.	2,878	105,565
Patterson-UTI Energy, Inc.	4,579	108,156
Unit Corp. *	4,240	102,735

		316,456

Food & Staples Retailing — 0.5%
Walmart, Inc.	1,057	112,676

Food Products — 3.6%
Conagra Brands, Inc.	3,243	123,234
Flowers Foods, Inc.	6,064	118,915
Ingredion, Inc.	781	112,183
JM Smucker Co. (The)	875	111,029
John B Sanfilippo & Son, Inc.	1,680	105,202
Nomad Foods Ltd. (United Kingdom) *	6,501	110,777
Sanderson Farms, Inc.	750	95,175
Tyson Foods, Inc., Class A	1,505	114,545

		891,060

Gas Utilities — 0.4%
Northwest Natural Gas Co.	1,941	111,316

Health Care Equipment & Supplies — 0.9%
Hill-Rom Holdings, Inc.	1,250	106,662
Natus Medical, Inc. *	3,892	120,847

		227,509

Health Care Providers & Services — 3.1%
Chemed Corp.	417	108,658
Encompass Health Corp.	2,229	117,959
Express Scripts Holding Co. *	1,375	108,872
Owens & Minor, Inc.	4,929	103,805
Quest Diagnostics, Inc.	1,077	113,968
UnitedHealth Group, Inc.	458	108,445
WellCare Health Plans, Inc. *	538	113,184

		774,891

Hotels, Restaurants & Leisure — 0.9%
Darden Restaurants, Inc.	1,137	108,982
Wyndham Worldwide Corp.	954	118,420

		227,402

Household Durables — 0.8%
Taylor Morrison Home Corp., Class A *	4,008	101,923
Toll Brothers, Inc.	2,122	98,843

		200,766

Household Products — 0.9%
Church & Dwight Co., Inc.	2,225	108,691
Procter & Gamble Co. (The)	1,273	109,911

		218,602

Independent Power and Renewable Electricity Producers — 0.5%
AES Corp.	10,083	116,560

Insurance — 2.7%
Athene Holding Ltd., Class A *	2,241	112,409
CNO Financial Group, Inc.	4,366	107,360
Principal Financial Group, Inc.	1,605	108,498
Prudential Financial, Inc.	897	106,581
Reinsurance Group of America, Inc.	741	116,078
Unum Group	2,117	112,603

		663,529

Internet Software & Services — 1.0%
Alphabet, Inc., Class C *	106	124,014
Blucora, Inc. *	4,685	114,314

		238,328

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENT

AS OF JANUARY 31, 2018 (Unaudited) (continued)

Investments	Shares	Value($)
COMMON STOCKS — continued
IT Services — 2.3%
Accenture plc, Class A	691	111,044
Amdocs Ltd.	1,727	118,127
Convergys Corp.	4,570	106,344
Euronet Worldwide, Inc. *	1,222	114,709
Western Union Co. (The)	5,876	122,162

		572,386

Life Sciences Tools & Services — 1.4%
Agilent Technologies, Inc.	1,599	117,415
Cambrex Corp. *	2,169	122,223
Charles River Laboratories International, Inc. *	966	101,855

		341,493

Machinery — 2.8%
Cummins, Inc.	630	118,440
Greenbrier Cos., Inc. (The)	2,175	109,076
Illinois Tool Works, Inc.	696	120,874
Ingersoll-Rand plc	1,325	125,385
Stanley Black & Decker, Inc.	666	110,709
Timken Co. (The)	2,009	105,573

		690,057

Media — 0.9%
CBS Corp. (Non-Voting), Class B	1,996	114,990
Omnicom Group, Inc.	1,460	111,909

		226,899

Multiline Retail — 0.9%
Big Lots, Inc.	1,781	108,249
Target Corp.	1,419	106,737

		214,986

Multi-Utilities — 0.9%
Ameren Corp.	2,016	114,166
CenterPoint Energy, Inc.	3,724	104,942

		219,108

Oil, Gas & Consumable Fuels — 1.3%
HollyFrontier Corp.	2,155	103,354
Marathon Petroleum Corp.	1,524	105,567
Valero Energy Corp.	1,127	108,158

		317,079

Paper & Forest Products — 0.5%
Schweitzer-Mauduit International, Inc.	2,604	117,909

Personal Products — 0.4%
Inter Parfums, Inc.	2,429	110,762

Pharmaceuticals — 1.8%
Johnson & Johnson	800	110,552
Merck & Co., Inc.	1,820	107,835
Pfizer, Inc.	3,155	116,861
Taro Pharmaceutical Industries Ltd. *	1,008	102,504

		437,752

Professional Services — 0.9%
ICF International, Inc. *	2,137	113,474
ManpowerGroup, Inc.	866	113,784

		227,258

Semiconductors & Semiconductor Equipment — 4.7%
Advanced Energy Industries, Inc. *	1,455	103,494
Applied Materials, Inc.	1,888	101,253
Cabot Microelectronics Corp.	1,056	107,596
Cirrus Logic, Inc. *	2,054	101,817
Intel Corp.	2,273	109,422
KLA-Tencor Corp.	986	108,263

Investments	Shares	Value($)
Semiconductors & Semiconductor Equipment — continued
Kulicke & Soffa Industries, Inc. (Singapore) *	4,051	93,214
Lam Research Corp.	490	93,845
Maxim Integrated Products, Inc.	1,952	119,072
Texas Instruments, Inc.	934	102,432
Xperi Corp.	4,956	111,262

		1,151,670

Software — 1.8%
Citrix Systems, Inc. *	1,281	118,826
Oracle Corp.	2,189	112,930
Synopsys, Inc. *	1,245	115,299
VMware, Inc., Class A *	816	101,013

		448,068

Specialty Retail — 2.5%
Aaron’s, Inc.	2,637	107,827
Best Buy Co., Inc.	1,428	104,330
Chico’s FAS, Inc.	10,921	103,859
Children’s Place, Inc. (The)	699	104,710
Conn’s, Inc. *	3,009	100,200
Dick’s Sporting Goods, Inc.	3,221	101,332

		622,258

Technology Hardware, Storage & Peripherals — 0.9%
Apple, Inc.	641	107,323
HP, Inc.	5,063	118,069

		225,392

Textiles, Apparel & Luxury Goods — 1.4%
Deckers Outdoor Corp. *	1,292	110,738
PVH Corp.	752	116,620
Wolverine World Wide, Inc.	3,334	109,455

		336,813

Trading Companies & Distributors — 0.5%
Rush Enterprises, Inc., Class A *	2,210	119,451

TOTAL COMMON STOCKS (Cost $14,342,568)		14,061,798

SHORT-TERM INVESTMENTS — 41.0%
INVESTMENT COMPANIES — 41.0%
JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 1.18% (a)(b) (Cost $10,113,252)	10,113,252	10,113,252

Total Investments — 98.0% (Cost $24,455,820)		24,175,050
Other Assets Less Liabilities — 2.0%		503,696

Net Assets — 100.0%		24,678,746

Percentages indicated are based on net assets.

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

*	Non-income producing security.
(a)	Affiliated company as defined under the Investment Company Act of 1940.
(b)	The rate shown was the current yield as of January 31, 2018.

Futures contracts outstanding as of January 31, 2018:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
CAC 40 10 Euro Index	9	02/2018	EUR	612,303	(4,692)
Hang Seng Index	3	02/2018	HKD	628,427	102
IBEX 35 Index	1	02/2018	EUR	129,560	(1,831)
DAX Index	1	03/2018	EUR	409,542	(10,798)
EURO STOXX 50 Index	10	03/2018	EUR	447,066	(6,964)
FTSE 100 Index	8	03/2018	GBP	848,298	(19,005)
FTSE/MIB Index	3	03/2018	EUR	437,941	(5,094)
S&P 500 E-Mini Index	10	03/2018	USD	1,412,900	(11,495)
SPI 200 Index	9	03/2018	AUD	1,083,180	(3,695)
TOPIX Index	5	03/2018	JPY	846,564	(25,537)

					(89,009)

Abbreviations

AUD	—	Australian Dollar
CAC	—	Continuous Assisted Quotation
DAX	—	Deutscher Aktien Index
EUR	—	Euro
FTSE	—	Financial Times and the London Stock Exchange
IBEX	—	Madrid Stock Exchange
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
MIB	—	Milan, Italian Stock Exchange
SPI	—	Australian Securities Exchange
TOPIX	—	Tokyo Stock Price Index
USD	—	United States Dollar

Forward foreign currency exchange contracts outstanding as of January 31, 2018:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	73,451	EUR	59,047	Australia & New Zealand Banking Group Ltd.	02/23/2018	50

Total unrealized appreciation						50

EUR	59,047	USD	73,551	Credit Suisse International	02/23/2018	(150)

Total unrealized depreciation						(150)

Net unrealized depreciation						(100)

Abbreviations

EUR	—	Euro
USD	—	United States Dollar

JPMorgan Long/Short ETF

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

Over the Counter (“OTC”) Total Return Basket Swaps Outstanding at January 31, 2018

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 3)
Bank of America	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.35% to 0.55%), which is denominated in GBP based on the local currencies of the positions within the swaps.	02/28/2019 to 07/31/2019	$511,543	$(58,777)	$(2,270)	$(61,047)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Airlines
International Consolidated Airlines Group SA	12,072	109,691	(2,464)	0.0	(a)
Wizz Air Holdings plc *(b)(c)	2,352	115,598	(7,110)	0.0	(a)

	14,424	225,289	(9,574)	0.0	(a)

Capital Markets
3i Group plc	9,138	120,832	564	0.0	(a)

Chemicals
Synthomer plc	17,144	115,381	(1,485)	0.0	(a)

Construction & Engineering
Kier Group plc	8,261	123,510	11,091	0.0	(a)

Diversified Telecommunication Services
Inmarsat plc	15,509	102,225	(9,775)	0.0	(a)

Electronic Equipment, Instruments & Components
Electrocomponents plc	12,865	111,934	(1,363)	0.0	(a)

Energy Equipment & Services
Petrofac Ltd.	13,920	104,886	(6,704)	0.0	(a)

Equity Real Estate Investment Trusts (REITs)
UNITE Group plc (The)	10,190	115,312	213	0.0	(a)

Food & Staples Retailing
Wm Morrison Supermarkets plc	34,714	109,421	(2,652)	0.0	(a)

Hotels, Restaurants & Leisure
Carnival plc	1,720	121,354	2,046	0.0	(a)
William Hill plc	26,135	115,034	1,820	0.0	(a)

	27,855	236,388	3,866	0.0	(a)

Household Durables
Barratt Developments plc	13,132	109,085	(5,258)	0.0	(a)
Bellway plc	2,361	111,302	(5,826)	0.0	(a)
Berkeley Group Holdings plc	1,924	108,333	(4,859)	0.0	(a)
Crest Nicholson Holdings plc	15,153	108,758	(4,031)	0.0	(a)
Persimmon plc	2,888	102,595	(6,373)	0.0	(a)
Redrow plc	13,093	111,355	(6,998)	0.0	(a)
Taylor Wimpey plc	41,771	113,042	(5,088)	0.0	(a)

	90,322	764,470	(38,433)	0.0	(a)

Insurance
esure Group plc	32,869	111,819	(845)	0.0	(a)

Metals & Mining
Centamin plc	49,762	115,137	(676)	0.0	(a)
Rio Tinto plc	2,013	112,050	(572)	0.0	(a)

	51,775	227,187	(1,248)	0.0	(a)

Multiline Retail
Marks & Spencer Group plc	25,831	110,461	(1,752)	0.0	(a)

Multi-Utilities
Centrica plc	61,311	116,171	(3,574)	0.0	(a)

JPMorgan Long/Short ETF

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions — continued
Common Stocks — continued
Paper & Forest Products
Mondi plc	4,121	109,838	(2,158)	0.0	(a)

Professional Services
Capita plc	21,971	56,869	(55,345)	(0.2)
Hays plc	39,842	114,379	1,103	0.0	(a)

	61,813	171,248	(54,242)	(0.2)

Wireless Telecommunication Services
Vodafone Group plc	34,881	111,195	(1,282)	0.0	(a)

Total Long Positions of Total Return Basket Swaps	526,943	3,087,567	(119,353)	(0.2)

Short Positions
Common Stocks
Aerospace & Defense
Cobham plc *	(61,935)	(114,979)	650	0.0	(a)

Banks
Barclays plc	(38,331)	(109,010)	5,085	0.0	(a)
Standard Chartered plc *	(9,582)	(111,489)	2,158	0.0	(a)

	(47,913)	(220,499)	7,243	0.0	(a)

Capital Markets
Hargreaves Lansdown plc	(4,212)	(111,145)	2,099	0.0	(a)
St James’s Place plc	(6,428)	(108,526)	4,517	0.0	(a)

	(10,640)	(219,671)	6,616	0.0	(a)

Chemicals
Johnson Matthey plc	(2,513)	(123,514)	(8,892)	0.0	(a)

Construction & Engineering
Balfour Beatty plc	(27,499)	(110,345)	3,959	0.0	(a)

Diversified Consumer Services
Dignity plc	(7,950)	(92,210)	18,941	0.1

Electrical Equipment
Melrose Industries plc	(34,175)	(109,829)	4,808	0.0	(a)

Hotels, Restaurants & Leisure
Compass Group plc	(5,194)	(109,359)	3,126	0.0	(a)
Domino’s Pizza Group plc	(24,924)	(119,506)	3,624	0.0	(a)
GVC Holdings plc	(8,560)	(112,667)	2,866	0.0	(a)
InterContinental Hotels Group plc	(1,628)	(108,930)	3,193	0.0	(a)
Merlin Entertainments plc	(23,962)	(111,798)	5,077	0.0	(a)
Whitbread plc	(2,008)	(110,671)	1,028	0.0	(a)

	(66,276)	(672,931)	18,914	0.0	(a)

Industrial Conglomerates
DCC plc	(1,065)	(111,939)	2,299	0.0	(a)

Metals & Mining
Fresnillo plc	(5,829)	(111,600)	2,494	0.0	(a)

Multiline Retail
B&M European Value Retail SA	(21,031)	(124,135)	(492)	0.0	(a)

Oil, Gas & Consumable Fuels
Cairn Energy plc *	(40,966)	(120,531)	1,924	0.0	(a)

Software
Sophos Group plc (b)(c)	(12,142)	(110,580)	280	0.0	(a)

Tobacco
British American Tobacco plc	(1,587)	(108,466)	4,425	0.0	(a)

Trading Companies & Distributors
Bunzl plc	(3,913)	(114,466)	(5,864)	0.0	(a)

Water Utilities
Pennon Group plc	(10,793)	(110,329)	3,271	0.0	(a)

Total Short Positions of Total Return Basket Swaps	(356,227)	(2,576,024)	60,576	0.1

Total of Long and Short Positions of Total Return Basket Swaps	170,716	511,543	(58,777)	(0.1)

JPMorgan Long/Short ETF

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 3)
Bank of America	The Fund receives the total return on a portfolio of short equity positions and pays or receives the net of one month LIBOR on short positions, which is denominated in USD based on the local currencies of the positions within the swaps.	02/25/2019	$(11,184,028)	$220,302	$2,146	$222,448

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Aerospace & Defense
Aerovironment, Inc. *	(2,115)	(108,626)	4,005	0.0	(a)
TransDigm Group, Inc.	(406)	(128,665)	(5,115)	0.0	(a)

	(2,521)	(237,291)	(1,110)	0.0	(a)

Air Freight & Logistics
Hub Group, Inc. *	(2,192)	(105,326)	6,454	0.0	(a)

Airlines
Spirit Airlines, Inc. *	(2,591)	(109,133)	(1,336)	0.0	(a)

Banks
Pinnacle Financial Partners, Inc.	(1,926)	(121,916)	2,619	0.0	(a)
Signature Bank *	(709)	(109,186)	1,144	0.0	(a)

	(2,635)	(231,102)	3,763	0.0	(a)

Building Products
Armstrong World Industries, Inc. *	(1,815)	(113,801)	1,329	0.0	(a)

Capital Markets
Charles Schwab Corp. (The)	(2,025)	(108,014)	4,239	0.0	(a)
TD Ameritrade Holding Corp.	(2,009)	(112,082)	601	0.0	(a)

	(4,034)	(220,096)	4,840	0.0	(a)

Chemicals
CF Industries Holdings, Inc.	(2,749)	(116,668)	(2,030)	0.0	(a)
Valvoline, Inc.	(4,930)	(121,525)	1,181	0.0	(a)

	(7,679)	(238,193)	(849)	0.0	(a)

Commercial Services & Supplies
Clean Harbors, Inc. *	(2,192)	(121,305)	2,677	0.0	(a)
Covanta Holding Corp.	(6,603)	(107,959)	1,948	0.0	(a)
Healthcare Services Group, Inc.	(2,174)	(119,961)	(3,617)	0.0	(a)

	(10,969)	(349,225)	1,008	0.0	(a)

Communications Equipment
Infinera Corp. *	(16,704)	(108,075)	2,648	0.0	(a)
ViaSat, Inc. *	(1,400)	(105,868)	3,504	0.0	(a)

	(18,104)	(213,943)	6,152	0.0	(a)

Consumer Finance
LendingClub Corp. *	(28,264)	(103,446)	12,727	0.0	(a)

Containers & Packaging
Ball Corp.	(2,854)	(109,251)	1,528	0.0	(a)

Distributors
Core-Mark Holding Co., Inc.	(4,718)	(104,221)	6,351	0.0	(a)
LKQ Corp. *	(2,620)	(110,119)	2,590	0.0	(a)

	(7,338)	(214,340)	8,941	0.0	(a)

Diversified Consumer Services
Chegg, Inc. *	(6,738)	(116,702)	(3,650)	0.0	(a)

Electric Utilities
Westar Energy, Inc.	(2,110)	(109,003)	(813)	0.0	(a)

Energy Equipment & Services
Weatherford International plc *	(26,044)	(102,613)	9,324	0.0	(a)

Food & Staples Retailing
Casey’s General Stores, Inc.	(919)	(111,300)	3,347	0.0	(a)
PriceSmart, Inc.	(1,398)	(119,110)	514	0.0	(a)
Smart & Final Stores, Inc. *	(11,754)	(110,488)	347	0.0	(a)

	(14,071)	(340,898)	4,208	0.0	(a)

JPMorgan Long/Short ETF

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
Health Care Equipment & Supplies
AtriCure, Inc. *	(6,090)	(99,328)	8,393	0.0	(a)
DexCom, Inc. *	(2,037)	(118,553)	(1,405)	0.0	(a)
Insulet Corp. *	(1,594)	(121,989)	(71)	0.0	(a)
Nevro Corp. *	(1,432)	(114,932)	209	0.0	(a)

	(11,153)	(454,802)	7,126	0.0	(a)

Hotels, Restaurants & Leisure
Chipotle Mexican Grill, Inc. *	(340)	(110,418)	1,704	0.0	(a)
MGM Resorts International	(3,024)	(110,225)	3,387	0.0	(a)
Red Robin Gourmet Burgers, Inc. *	(2,124)	(111,829)	(162)	0.0	(a)
Wynn Resorts Ltd.	(575)	(95,214)	19,008	0.1

	(6,063)	(427,686)	23,937	0.1

Household Durables
Universal Electronics, Inc. *	(2,289)	(105,523)	1,708	0.0	(a)

Insurance
RLI Corp.	(1,951)	(125,371)	(9,882)	0.0	(a)

Internet & Direct Marketing Retail
Groupon, Inc. *	(19,627)	(103,827)	3,533	0.0	(a)
Netflix, Inc. *	(493)	(133,258)	(6,958)	0.0	(a)
Wayfair, Inc. *	(1,238)	(113,908)	(1,656)	0.0	(a)

	(21,358)	(350,993)	(5,081)	0.0	(a)

Internet Software & Services
ANGI Homeservices, Inc. *	(8,434)	(112,678)	1,191	0.0	(a)
Box, Inc. *	(4,943)	(109,932)	2,080	0.0	(a)
Cornerstone OnDemand, Inc. *	(2,974)	(122,321)	2,232	0.0	(a)
Etsy, Inc. *	(5,604)	(105,131)	2,979	0.0	(a)
GTT Communications, Inc. *	(2,604)	(120,175)	(4,519)	0.0	(a)
Hortonworks, Inc. *	(5,576)	(111,241)	960	0.0	(a)
MINDBODY, Inc. *	(3,426)	(120,424)	(2,943)	0.0	(a)
Nutanix, Inc.*	(3,126)	(100,345)	14,175	0.1
Pandora Media, Inc. *	(27,179)	(129,916)	(15,231)	(0.1)
SPS Commerce, Inc. *	(2,355)	(123,873)	(2,499)	0.0	(a)
Wix.com Ltd. *	(1,880)	(114,774)	768	0.0	(a)
Zillow Group, Inc. *	(2,615)	(116,263)	(1,653)	0.0	(a)

	(70,716)	(1,387,073)	(2,460)	0.0	(a)

IT Services
Syntel, Inc. *	(4,894)	(110,360)	4,764	0.0	(a)

Leisure Products
Mattel, Inc.	(6,976)	(110,500)	10,724	0.0	(a)

Machinery
Flowserve Corp.	(2,565)	(116,246)	(283)	0.0	(a)
Welbilt, Inc. *	(4,932)	(109,984)	2,828	0.0	(a)

	(7,497)	(226,230)	2,545	0.0	(a)

Marine
Matson, Inc.	(3,626)	(124,045)	(10,922)	0.0	(a)

Media
Liberty Broadband Corp. *	(1,221)	(116,667)	(607)	0.0	(a)
Lions Gate Entertainment Corp. *	(3,185)	(107,780)	2,804	0.0	(a)

	(4,406)	(224,447)	2,197	0.0	(a)

Metals & Mining
Coeur Mining, Inc. *	(13,237)	(106,426)	8,354	0.0	(a)
Compass Minerals International, Inc.	(1,522)	(110,954)	2,796	0.0	(a)

	(14,759)	(217,380)	11,150	0.0	(a)

Multi-Utilities
Dominion Energy, Inc.	(1,425)	(108,927)	(1,204)	0.0	(a)
NiSource, Inc.	(4,687)	(115,675)	(2,744)	0.0	(a)
Sempra Energy	(973)	(104,130)	(1,223)	0.0	(a)

	(7,085)	(328,732)	(5,171)	0.0	(a)

Oil, Gas & Consumable Fuels
Antero Resources Corp. *	(5,973)	(116,055)	4,079	0.0	(a)
Cheniere Energy, Inc. *	(2,027)	(114,647)	2,601	0.0	(a)
Chesapeake Energy Corp. *	(28,275)	(98,963)	17,245	0.1
Concho Resources, Inc. *	(700)	(110,208)	2,088	0.0	(a)

JPMorgan Long/Short ETF

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
Oil, Gas & Consumable Fuels — continued
Extraction Oil & Gas, Inc. *	(7,317)	(103,170)	7,908	0.0	(a)
Hess Corp.	(2,099)	(106,021)	6,978	0.0	(a)
Kosmos Energy Ltd. *	(16,059)	(110,968)	11,241	0.0	(a)
Oasis Petroleum, Inc. *	(12,268)	(106,241)	6,976	0.0	(a)
Parsley Energy, Inc. *	(4,038)	(95,297)	23,875	0.1
PDC Energy, Inc. *	(2,192)	(113,655)	8,040	0.0	(a)
SM Energy Co.	(4,237)	(98,934)	12,090	0.0	(a)

	(85,185)	(1,174,159)	103,121	0.2

Pharmaceuticals
Aerie Pharmaceuticals, Inc. *	(1,701)	(93,300)	2,646	0.0	(a)
Dermira, Inc. *	(4,218)	(120,297)	1,121	0.0	(a)
Medicines Co. (The) *	(3,523)	(116,717)	(2,457)	0.0	(a)
Nektar Therapeutics *	(1,462)	(122,238)	(9,693)	0.0	(a)
Pacira Pharmaceuticals, Inc. *	(2,624)	(95,514)	5,527	0.0	(a)

	(13,528)	(548,066)	(2,856)	0.0	(a)

Road & Rail
AMERCO	(298)	(108,794)	4,358	0.0	(a)
Hertz Global Holdings, Inc. *	(4,621)	(105,960)	3,336	0.0	(a)
Werner Enterprises, Inc.	(2,685)	(109,280)	3,353	0.0	(a)

	(7,604)	(324,034)	11,047	0.0	(a)

Semiconductors & Semiconductor Equipment
MACOM Technology Solutions Holdings, Inc. *	(3,419)	(106,331)	1,984	0.0	(a)

Software
Autodesk, Inc. *	(894)	(103,364)	1,743	0.0	(a)
FireEye, Inc. *	(7,983)	(120,384)	2,045	0.0	(a)
HubSpot, Inc. *	(1,112)	(107,920)	1,487	0.0	(a)
PROS Holdings, Inc. *	(3,885)	(112,820)	(65)	0.0	(a)
Snap, Inc. *	(7,922)	(107,105)	7,477	0.0	(a)
Splunk, Inc. *	(1,228)	(113,430)	87	0.0	(a)
Workday, Inc. *	(1,015)	(121,688)	(4,245)	0.0	(a)
Zendesk, Inc. *	(3,289)	(126,692)	(1,016)	0.0	(a)

	(27,328)	(913,403)	7,513	0.0	(a)

Specialty Retail
Advance Auto Parts, Inc.	(951)	(111,258)	2,762	0.0	(a)
CarMax, Inc. *	(1,574)	(112,336)	(910)	0.0	(a)
L Brands, Inc.	(2,320)	(116,209)	6,729	0.0	(a)
Monro, Inc.	(1,818)	(102,717)	10,127	0.0	(a)

	(6,663)	(442,520)	18,708	0.0	(a)

Technology Hardware, Storage & Peripherals
Pure Storage, Inc. *	(6,323)	(127,345)	(9,863)	0.0	(a)

Trading Companies & Distributors
SiteOne Landscape Supply, Inc. *	(1,502)	(114,392)	(3,839)	0.0	(a)

Water Utilities
American Water Works Co., Inc.	(1,272)	(105,792)	866	0.0	(a)
California Water Service Group	(2,654)	(108,018)	11,664	0.0	(a)

	(3,926)	(213,810)	12,530	0.0	(a)

Wireless Telecommunication Services
Sprint Corp. *	(21,100)	(112,463)	(1,194)	0.0	(a)

Total Short Positions of Total Return Basket Swaps	(479,310)	(11,184,028)	220,302	0.3

JPMorgan Long/Short ETF

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 3)
Bank of America	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month BA on long positions and short positions respectively, plus or minus a specified spread of 0.50%, which is denominated in CAD based on the local currencies of the positions within the swaps.	02/25/2019	$1,256,331	$(4,067)	$(1,186)	$(5,253)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Auto Components
Linamar Corp.	1,843	108,827	(2,846)	0.0	(a)
Magna International, Inc.	2,079	118,757	(5,306)	0.0	(a)
Martinrea International, Inc.	9,340	109,270	(8,920)	0.0	(a)

	13,262	336,854	(17,072)	0.0	(a)

Banks
Bank of Nova Scotia (The)	1,703	113,146	(55)	0.0	(a)
Laurentian Bank of Canada	2,423	104,800	(534)	0.0	(a)
National Bank of Canada	2,212	114,808	(1,961)	0.0	(a)
Royal Bank of Canada	1,393	119,277	(786)	0.0	(a)
Toronto-Dominion Bank (The)	1,935	117,705	1,277	0.0	(a)

	9,666	569,736	(2,059)	0.0	(a)

Commercial Services & Supplies
Transcontinental, Inc.	4,898	99,035	(2,322)	0.0	(a)

Energy Equipment & Services
Enerflex Ltd.	8,597	102,255	(4,714)	0.0	(a)

Food Products
Maple Leaf Foods, Inc.	4,279	121,238	(1,788)	0.0	(a)

IT Services
CGI Group, Inc. *	2,128	121,798	2,668	0.0	(a)

Media
Cogeco Communications, Inc.	1,681	104,140	(3,440)	0.0	(a)

Oil, Gas & Consumable Fuels
Parex Resources, Inc. *	7,307	109,130	(5,309)	0.0	(a)

Paper & Forest Products
Canfor Corp. *	4,928	115,588	1,237	0.0	(a)
West Fraser Timber Co. Ltd.	1,731	121,114	95	0.0	(a)

	6,659	236,702	1,332	0.0	(a)

Thrifts & Mortgage Finance
Genworth MI Canada, Inc.	3,301	113,361	(3,099)	0.0	(a)

Trading Companies & Distributors
Finning International, Inc.	4,112	113,230	521	0.0	(a)
Toromont Industries Ltd.	2,531	110,520	(1,108)	0.0	(a)

	6,643	223,750	(587)	0.0	(a)

Total Long Positions of Total Return Basket Swaps	68,421	2,137,999	(36,390)	0.0	(a)

Short Positions
Common Stocks
Aerospace & Defense
Bombardier, Inc. *	(46,394)	(131,261)	(13,133)	(0.1)

Independent Power and Renewable Electricity Producers
Northland Power, Inc.	(5,950)	(110,680)	2,967	0.0	(a)

Metals & Mining
First Majestic Silver Corp. *	(16,045)	(98,096)	17,296	0.1	(a)
Franco-Nevada Corp.	(1,431)	(109,419)	2,739	0.0	(a)
Goldcorp, Inc.	(7,786)	(111,473)	5,739	0.0	(a)
Wheaton Precious Metals Corp.	(5,170)	(111,680)	4,583	0.0	(a)

	(30,432)	(430,668)	30,357	0.1

Oil, Gas & Consumable Fuels
MEG Energy Corp. *	(22,529)	(101,838)	6,615	0.0	(a)

JPMorgan Long/Short ETF

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
Software
BlackBerry Ltd. *	(8,454)	(107,221)	5,517	0.0	(a)

Total Short Positions of Total Return Basket Swaps	(113,759)	(881,668)	32,323	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swaps	(45,338)	1,256,331	(4,067)	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 3)
Bank of America	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month EURIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.25 % to 0.55%), which is denominated in EUR based on the local currencies of the positions within the swaps.	02/28/2019 to 07/31/2019	$2,676,090	$(100,895)	$(778)	$(101,673)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Airlines
Deutsche Lufthansa AG (Registered)	3,096	110,598	(3,015)	0.0	(a)

Auto Components
Faurecia	1,237	110,996	(2,495)	0.0	(a)

Automobiles
Peugeot SA	4,560	102,424	(3,477)	0.0	(a)

Chemicals
Covestro AG (b)(c)	973	112,041	(1,016)	0.0	(a)
Lenzing AG	836	106,285	(6,791)	0.0	(a)

	1,809	218,326	(7,807)	0.0	(a)

Construction & Engineering
Eiffage SA	936	113,476	1,118	0.0	(a)
Koninklijke Volkerwessels NV	3,762	111,537	(332)	0.0	(a)
Maire Tecnimont SpA	20,516	106,916	(5,853)	0.0	(a)

	25,214	331,929	(5,067)	0.0	(a)

Diversified Telecommunication Services
Deutsche Telekom AG (Registered)	6,292	110,362	(5,017)	0.0	(a)
DNA OYJ	6,432	120,663	854	0.0	(a)
Telefonica Deutschland Holding AG	22,296	112,703	(936)	0.0	(a)

	35,020	343,728	(5,099)	0.0	(a)

Electric Utilities
EDP - Energias de Portugal SA	33,071	116,157	(2,261)	0.0	(a)
Endesa SA	5,021	112,709	(4,198)	0.0	(a)
Enel SpA	18,367	116,766	(1,953)	0.0	(a)
Iberdrola SA	14,314	116,513	(3,463)	0.0	(a)
Verbund AG	3,902	108,220	(4,809)	0.0	(a)

	74,675	570,365	(16,684)	0.0	(a)

Electrical Equipment
Philips Lighting NV (b)(c)	2,847	111,944	(347)	0.0	(a)

Energy Equipment & Services
SBM Offshore NV	5,740	107,204	(5,948)	0.0	(a)

Food & Staples Retailing
Distribuidora Internacional de Alimentacion SA	19,745	105,499	(6,722)	0.0	(a)

Food Products
ForFarmers NV	8,959	112,565	(3,522)	0.0	(a)

Health Care Equipment & Supplies
Koninklijke Philips NV	2,722	110,948	(2,188)	0.0	(a)

JPMorgan Long/Short ETF

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions — continued
Common Stocks — continued
Insurance
Allianz SE (Registered)	478	120,899	(1,761)	0.0	(a)
ASR Nederland NV	2,735	119,467	(1,925)	0.0	(a)
SCOR SE	2,749	123,040	(1,639)	0.0	(a)
Talanx AG	2,468	109,269	(4,136)	0.0	(a)

	8,430	472,675	(9,461)	0.0	(a)

IT Services
Sopra Steria Group	545	110,605	(1,500)	0.0	(a)

Machinery
Cargotec OYJ	1,987	115,845	(2,635)	0.0	(a)
Fincantieri SpA *	62,706	112,127	1,439	0.0	(a)
Pfeiffer Vacuum Technology AG	603	119,560	(515)	0.0	(a)
Valmet OYJ	4,942	110,887	(381)	0.0	(a)

	70,238	458,419	(2,092)	0.0	(a)

Media
Eutelsat Communications SA	4,780	105,207	(9,678)	0.0	(a)
IPSOS	2,965	113,259	(6,257)	0.0	(a)
Metropole Television SA	4,125	112,232	(474)	0.0	(a)

	11,870	330,698	(16,409)	0.0	(a)

Multi-Utilities
A2A SpA	56,615	108,802	(4,427)	0.0	(a)
Engie SA	6,710	116,513	(1,681)	0.0	(a)
Iren SpA	33,626	108,806	(3,173)	0.0	(a)
REN - Redes Energeticas Nacionais SGPS SA	36,683	114,497	(2,050)	0.0	(a)

	133,634	448,618	(11,331)	0.0	(a)

Oil, Gas & Consumable Fuels
Enagas SA	3,956	107,767	(7,232)	0.0	(a)
Eni SpA	6,555	118,005	(3,332)	0.0	(a)
Gaztransport Et Technigaz SA	1,701	117,737	3,850	0.0	(a)
Neste OYJ	1,554	107,551	(2,427)	0.0	(a)
OMV AG	1,647	106,044	(6,910)	0.0	(a)
Repsol SA	6,027	113,434	(4,822)	0.0	(a)
TOTAL SA	1,990	115,380	(2,249)	0.0	(a)

	23,430	785,918	(23,122)	0.0	(a)

Paper & Forest Products
Ence Energia y Celulosa SA	16,885	108,486	(5,206)	0.0	(a)
UPM-Kymmene OYJ	3,364	113,429	534	0.0	(a)

	20,249	221,915	(4,672)	0.0	(a)

Pharmaceuticals
Bayer AG (Registered)	813	106,533	(2,837)	0.0	(a)
Merck KGaA	1,051	115,041	(3,731)	0.0	(a)

	1,864	221,574	(6,568)	0.0	(a)

Real Estate Management & Development
CA Immobilien Anlagen AG	3,821	117,366	(3,699)	0.0	(a)
TAG Immobilien AG	5,537	109,450	(3,751)	0.0	(a)

	9,358	226,816	(7,450)	0.0	(a)

Semiconductors & Semiconductor Equipment
BE Semiconductor Industries NV	1,131	108,844	(1,456)	0.0	(a)

Textiles, Apparel & Luxury Goods
Moncler SpA	3,388	111,652	(3,369)	0.0	(a)

Thrifts & Mortgage Finance
Deutsche Pfandbriefbank AG (b)(c)	6,025	111,364	(3,171)	0.0	(a)

Total Long Positions of Total Return Basket Swaps	475,786	5,945,624	(152,972)	0.0	(a)

Short Positions
Common Stocks
Beverages
Anheuser-Busch InBev SA/NV	(975)	(110,428)	1,704	0.0	(a)
Davide Campari-Milano SpA	(14,705)	(117,127)	(1,683)	0.0	(a)
Remy Cointreau SA	(851)	(112,002)	(128)	0.0	(a)

	(16,531)	(339,557)	(107)	0.0	(a)

JPMorgan Long/Short ETF

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
Capital Markets
Deutsche Bank AG (Registered)	(5,776)	(106,282)	9,170	0.0	(a)

Chemicals
OCI NV *	(4,361)	(110,713)	1,228	0.0	(a)
Symrise AG	(1,451)	(121,597)	1,281	0.0	(a)

	(5,812)	(232,310)	2,509	0.0	(a)

Commercial Services & Supplies
Prosegur Cia de Seguridad SA	(14,534)	(120,831)	2,522	0.0	(a)
Societe BIC SA	(949)	(108,674)	3,825	0.0	(a)

	(15,483)	(229,505)	6,347	0.0	(a)

Construction & Engineering
Ferrovial SA	(4,819)	(110,629)	2,449	0.0	(a)
Sacyr SA	(36,556)	(119,310)	(3,663)	0.0	(a)

	(41,375)	(229,939)	(1,214)	0.0	(a)

Diversified Telecommunication Services
Iliad SA	(462)	(119,532)	3,053	0.0	(a)

Electrical Equipment
Nexans SA	(1,822)	(110,512)	2,487	0.0	(a)

Health Care Equipment & Supplies
Sartorius Stedim Biotech	(1,413)	(122,451)	(7,371)	0.0	(a)

Health Care Providers & Services
Korian SA	(3,398)	(109,435)	2,423	0.0	(a)

Hotels, Restaurants & Leisure
Accor SA	(1,967)	(111,952)	(884)	0.0	(a)
NH Hotel Group SA	(14,860)	(112,985)	144	0.0	(a)

	(16,827)	(224,937)	(740)	0.0	(a)

Internet & Direct Marketing Retail
Zalando SE *(b)(c)	(1,887)	(110,601)	1,548	0.0	(a)

IT Services
Tieto OYJ	(3,283)	(114,119)	151	0.0	(a)

Leisure Products
Amer Sports OYJ *	(3,980)	(112,361)	3,060	0.0	(a)

Machinery
Alstom SA	(2,510)	(110,100)	3,705	0.0	(a)
GEA Group AG	(2,563)	(127,476)	2,257	0.0	(a)
KION Group AG	(1,198)	(110,114)	3,290	0.0	(a)

	(6,271)	(347,690)	9,252	0.0	(a)

Media
Altice NV *	(9,730)	(104,347)	9,158	0.0	(a)
JCDecaux SA	(2,501)	(108,199)	3,486	0.0	(a)

	(12,231)	(212,546)	12,644	0.0	(a)

Metals & Mining
Eramet *	(763)	(107,688)	2,941	0.0	(a)
thyssenkrupp AG	(3,522)	(110,890)	3,138	0.0	(a)

	(4,285)	(218,578)	6,079	0.0	(a)

Professional Services
Bureau Veritas SA	(3,808)	(111,586)	1,439	0.0	(a)

Road & Rail
Europcar Groupe SA (b)(c)	(7,391)	(102,775)	2,581	0.0	(a)

Transportation Infrastructure
Getlink SE	(8,184)	(114,818)	(1,234)	0.0	(a)

Total Short Positions of Total Return Basket Swaps	(160,219)	(3,269,534)	52,077	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swaps	315,567	2,676,090	(100,895)	0.0	(a)

JPMorgan Long/Short ETF

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 3)
Bank of America	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions, which is denominated in JPY based on the local currencies of the positions within the swaps.	02/25/2019	$(301,897)	$(24,982)	$(18)	$(25,000)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Auto Components
Bridgestone Corp.	2,200	107,373	(2,513)	0.0	(a)
NHK Spring Co. Ltd.	9,500	105,883	(2,184)	0.0	(a)
Sumitomo Rubber Industries Ltd.	5,800	112,972	(2,537)	0.0	(a)
TS Tech Co. Ltd.	2,500	107,142	(5,730)	0.0	(a)
Unipres Corp.	4,000	106,589	(6,240)	0.0	(a)

	24,000	539,959	(19,204)	0.0	(a)

Building Products
Asahi Glass Co. Ltd.	2,700	118,896	(4,068)	0.0	(a)
Nichias Corp.	9,000	122,634	(5,397)	0.0	(a)
Nichiha Corp.	2,500	100,719	(11,129)	(0.1)
Takasago Thermal Engineering Co. Ltd.	6,300	119,280	(3,905)	0.0	(a)

	20,500	461,529	(24,499)	(0.1)

Chemicals
Kuraray Co. Ltd.	5,500	103,308	(3,071)	0.0	(a)
Mitsubishi Chemical Holdings Corp.	10,100	110,154	(2,519)	0.0	(a)
Mitsubishi Gas Chemical Co., Inc.	3,800	107,714	(4,031)	0.0	(a)
Mitsui Chemicals, Inc.	3,500	110,355	(3,172)	0.0	(a)
Sumitomo Bakelite Co. Ltd.	13,000	111,670	(6,602)	0.0	(a)
Tosoh Corp.	5,000	115,111	672	0.0	(a)

	40,900	658,312	(18,723)	0.0	(a)

Construction & Engineering
Kinden Corp.	6,700	112,134	(3,978)	0.0	(a)
Nishimatsu Construction Co. Ltd. *	3,600	102,346	(1,953)	0.0	(a)
Obayashi Corp.	8,100	97,796	(5,747)	0.0	(a)
Okumura Corp. *	2,800	121,128	(3,166)	0.0	(a)
Taisei Corp.	1,900	96,977	(3,998)	0.0	(a)
Toda Corp. *	13,000	102,424	(4,057)	0.0	(a)

	36,100	632,805	(22,899)	0.0	(a)

Diversified Telecommunication Services
Nippon Telegraph & Telephone Corp.	2,200	105,346	(2)	0.0	(a)

Electronic Equipment, Instruments & Components
Azbil Corp.	2,500	116,519	(4,527)	0.0	(a)

Energy Equipment & Services
Modec, Inc.	4,000	111,134	403	0.0	(a)

Food & Staples Retailing
Matsumotokiyoshi Holdings Co. Ltd.	2,700	110,935	(3,928)	0.0	(a)

Food Products
Nichirei Corp.	4,000	107,378	(5,450)	0.0	(a)
Prima Meat Packers Ltd. *	15,000	102,650	(7,448)	0.0	(a)

	19,000	210,028	(12,898)	0.0	(a)

Health Care Equipment & Supplies
Hoya Corp.	2,100	107,862	(2,160)	0.0	(a)
Nikkiso Co. Ltd.	9,300	110,311	(4,623)	0.0	(a)

	11,400	218,173	(6,783)	0.0	(a)

Health Care Providers & Services
BML, Inc.	4,200	113,283	(762)	0.0	(a)
Miraca Holdings, Inc.	2,400	109,625	627	0.0	(a)

	6,600	222,908	(135)	0.0	(a)

JPMorgan Long/Short ETF

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions — continued
Common Stocks — continued
Internet Software & Services
Mixi, Inc.	2,500	110,390	(4,483)	0.0	(a)

IT Services
NEC Networks & System Integration Corp. *	4,000	107,185	(2,778)	0.0	(a)

Leisure Products
Bandai Namco Holdings, Inc.	3,300	107,994	(2,080)	0.0	(a)

Metals & Mining
Nippon Denko Co. Ltd.	24,000	112,872	(431)	0.0	(a)

Oil, Gas & Consumable Fuels
JXTG Holdings, Inc.	16,200	107,853	(4,982)	0.0	(a)
Showa Shell Sekiyu KK	7,600	108,043	(4,812)	0.0	(a)

	23,800	215,896	(9,794)	0.0	(a)

Pharmaceuticals
Astellas Pharma, Inc.	8,500	111,785	2,281	0.0	(a)
KYORIN Holdings, Inc.	5,900	111,586	(1,921)	0.0	(a)
Mitsubishi Tanabe Pharma Corp.	5,300	107,788	(2,457)	0.0	(a)
Shionogi & Co. Ltd.	1,900	105,166	(3,454)	0.0	(a)
Tsumura & Co.	3,300	111,230	(3,000)	0.0	(a)

	24,900	547,555	(8,551)	0.0	(a)

Road & Rail
Sankyu, Inc.	2,700	126,023	5,468	0.0	(a)

Semiconductors & Semiconductor Equipment
Ulvac, Inc.	1,500	100,549	(8,891)	0.0	(a)

Specialty Retail
Kohnan Shoji Co. Ltd. *	4,500	113,372	897	0.0	(a)

Technology Hardware, Storage & Peripherals
Brother Industries Ltd.	4,500	115,600	(7,027)	0.0	(a)
Maxell Holdings Ltd.	5,000	115,515	(504)	0.0	(a)

	9,500	231,115	(7,531)	0.0	(a)

Trading Companies & Distributors
Sumitomo Corp.	6,300	108,931	(2,777)	0.0	(a)

Wireless Telecommunication Services
NTT DOCOMO, Inc.	4,500	111,813	(1,124)	0.0	(a)

Total Long Positions of Total Return Basket Swaps	281,400	5,381,343	(155,270)	(0.1)

Short Positions
Common Stocks
Air Freight & Logistics
Yamato Holdings Co. Ltd.	(4,800)	(123,959)	(9,629)	0.0	(a)

Banks
Suruga Bank Ltd.	(5,500)	(111,508)	3,883	0.0	(a)

Chemicals
Nippon Shokubai Co. Ltd.	(1,600)	(113,938)	390	0.0	(a)
Tokyo Ohka Kogyo Co. Ltd.	(2,300)	(105,592)	4,510	0.0	(a)
Toray Industries, Inc.	(11,000)	(109,735)	3,529	0.0	(a)

	(14,900)	(329,265)	8,429	0.0	(a)

Construction & Engineering
JGC Corp.	(5,200)	(113,014)	1,302	0.0	(a)

Consumer Finance
Acom Co. Ltd. *	(25,800)	(112,882)	736	0.0	(a)
Aiful Corp. *	(30,500)	(110,858)	2,790	0.0	(a)

	(56,300)	(223,740)	3,526	0.0	(a)

Electric Utilities
Chugoku Electric Power Co., Inc. (The)	(10,100)	(111,886)	1,319	0.0	(a)
Hokkaido Electric Power Co., Inc.	(17,100)	(111,535)	798	0.0	(a)
Hokuriku Electric Power Co.	(12,800)	(104,746)	1,162	0.0	(a)

	(40,000)	(328,167)	3,279	0.0	(a)

Electronic Equipment, Instruments & Components
Alps Electric Co. Ltd.	(3,500)	(101,142)	3,986	0.0	(a)

Food & Staples Retailing
Aeon Co. Ltd.	(6,500)	(110,969)	1,828	0.0	(a)
FamilyMart UNY Holdings Co. Ltd.	(1,700)	(114,333)	1,021	0.0	(a)

JPMorgan Long/Short ETF

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
Food & Staples Retailing — continued
Sugi Holdings Co. Ltd.	(2,200)	(117,309)	(804)	0.0	(a)
Tsuruha Holdings, Inc.	(800)	(111,728)	675	0.0	(a)

	(11,200)	(454,339)	2,720	0.0	(a)

Food Products
Kameda Seika Co. Ltd. *	(2,200)	(106,693)	4,216	0.0	(a)
Nissin Foods Holdings Co. Ltd.	(1,500)	(111,294)	1,336	0.0	(a)

	(3,700)	(217,987)	5,552	0.0	(a)

Health Care Equipment & Supplies
Sysmex Corp.	(1,400)	(110,205)	6,342	0.0	(a)

Hotels, Restaurants & Leisure
Colowide Co. Ltd. *	(5,500)	(110,622)	2,581	0.0	(a)
Create Restaurants Holdings, Inc. *	(10,300)	(114,203)	1,842	0.0	(a)
HIS Co. Ltd.	(3,200)	(115,922)	2,437	0.0	(a)

	(19,000)	(340,747)	6,860	0.0	(a)

Household Durables
Pioneer Corp. *	(49,600)	(105,829)	8,636	0.0	(a)

Industrial Conglomerates
Keihan Holdings Co. Ltd.	(3,700)	(117,296)	2,744	0.0	(a)
Toshiba Corp. *	(38,000)	(108,742)	9,230	0.0	(a)

	(41,700)	(226,038)	11,974	0.0	(a)

Internet & Direct Marketing Retail
Rakuten, Inc.	(12,800)	(115,838)	(1,495)	0.0	(a)

Internet Software & Services
GMO internet, Inc.	(6,200)	(113,590)	665	0.0	(a)
Yahoo Japan Corp. *	(23,100)	(111,420)	1,546	0.0	(a)

	(29,300)	(225,010)	2,211	0.0	(a)

IT Services
Digital Garage, Inc. *	(3,100)	(103,403)	8,715	0.0	(a)

Leisure Products
Sankyo Co. Ltd.	(3,600)	(116,966)	(3,213)	0.0	(a)
Shimano, Inc.	(800)	(114,671)	1,963	0.0	(a)

	(4,400)	(231,637)	(1,250)	0.0	(a)

Machinery
FANUC Corp.	(400)	(108,567)	6,446	0.0	(a)

Marine
Kawasaki Kisen Kaisha Ltd. *	(4,200)	(111,700)	1,874	0.0	(a)
Mitsui OSK Lines Ltd.	(3,100)	(111,675)	1,167	0.0	(a)
Nippon Yusen KK *	(4,300)	(108,099)	5,905	0.0	(a)

	(11,600)	(331,474)	8,946	0.0	(a)

Multiline Retail
Don Quijote Holdings Co. Ltd.	(2,000)	(110,812)	4,762	0.0	(a)
Isetan Mitsukoshi Holdings Ltd.	(9,200)	(110,524)	2,137	0.0	(a)
Marui Group Co. Ltd.	(6,000)	(109,670)	3,111	0.0	(a)

	(17,200)	(331,006)	10,010	0.0	(a)

Pharmaceuticals
Chugai Pharmaceutical Co. Ltd.	(2,200)	(116,275)	2,006	0.0	(a)
Nichi-iko Pharmaceutical Co. Ltd.	(7,200)	(112,630)	1,022	0.0	(a)

	(9,400)	(228,905)	3,028	0.0	(a)

Real Estate Management & Development
Mitsubishi Estate Co. Ltd.	(5,900)	(113,485)	3,880	0.0	(a)

Road & Rail
Keio Corp.	(2,300)	(109,517)	1,542	0.0	(a)
Kintetsu Group Holdings Co. Ltd.	(2,900)	(114,822)	4,053	0.0	(a)
Odakyu Electric Railway Co. Ltd.	(5,000)	(110,438)	3,686	0.0	(a)
Tokyu Corp.	(6,700)	(112,381)	1,274	0.0	(a)

	(16,900)	(447,158)	10,555	0.0	(a)

Semiconductors & Semiconductor Equipment
Renesas Electronics Corp. *	(9,300)	(109,593)	3,589	0.0	(a)

Software
LINE Corp. *	(2,600)	(116,224)	3,493	0.0	(a)

Specialty Retail
IDOM, Inc. *	(15,500)	(108,404)	2,915	0.0	(a)

JPMorgan Long/Short ETF

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
Technology Hardware, Storage & Peripherals
Ricoh Co. Ltd.	(11,400)	(112,369)	1,221	0.0	(a)

Trading Companies & Distributors
MonotaRO Co. Ltd.	(3,200)	(101,212)	9,769	0.0	(a)

Transportation Infrastructure
Mitsubishi Logistics Corp.	(4,300)	(113,015)	1,395	0.0	(a)

Total Short Positions of Total Return Basket Swaps	(414,100)	(5,683,240)	130,288	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swaps	(132,700)	(301,897)	(24,982)	(0.1)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 3)
Bank of America	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.35% to 0.55%), which is denominated in CHF based on the local currencies of the positions within the swaps.	07/31/2019	$615,079	$(21,650)	$(228)	$(21,878)

JPMorgan Long/Short ETF

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Diversified Telecommunication Services
Sunrise Communications Group AG *(b)(c)	1,211	113,863	(404)	0.0	(a)

Electrical Equipment
ABB Ltd. (Registered)	4,301	119,881	(5,455)	0.0	(a)

Insurance
Baloise Holding AG (Registered)	715	116,976	(4,403)	0.0	(a)
Swiss Life Holding AG (Registered) *	324	121,661	(3,684)	0.0	(a)

	1,039	238,637	(8,087)	0.0	(a)

Pharmaceuticals
Novartis AG (Registered)	1,353	122,118	(3,006)	0.0	(a)

Real Estate Management & Development
Allreal Holding AG (Registered) *	657	114,282	(2,160)	0.0	(a)
Mobimo Holding AG (Registered) *	433	121,131	(1,812)	0.0	(a)
Swiss Prime Site AG (Registered) *	1,301	125,953	(94)	0.0	(a)

	2,391	361,366	(4,066)	0.0	(a)

Total Long Positions of Total Return Basket Swaps	10,295	955,865	(21,018)	0.0	(a)

Short Positions
Common Stocks
Machinery
Burckhardt Compression Holding AG	(294)	(109,283)	4,966	0.0	(a)

Semiconductors & Semiconductor Equipment
ams AG *	(1,216)	(112,365)	(11,940)	(0.1)

Specialty Retail
Dufry AG (Registered) *	(768)	(119,138)	6,342	0.0	(a)

Total Short Positions of Total Return Basket Swaps	(2,278)	(340,786)	(632)	(0.1)

Total of Long and Short Positions of Total Return Basket Swaps	8,017	615,079	(21,650)	(0.1)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 3)
Bank of America	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month BBR on long positions and short positions respectively, plus or minus a specified spread (rates range from (0.35)% to 0.35%), which is denominated in AUD based on the local currencies of the positions within the swaps.	02/25/2019	$(1,441)	$247	$(82)	$165

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Food & Staples Retailing
Metcash Ltd.	44,481	114,713	1,559	0.0	(a)

Media
Nine Entertainment Co. Holdings Ltd.	92,903	125,713	17	0.0	(a)

Metals & Mining
Fortescue Metals Group Ltd.	29,887	118,688	(1,764)	0.0	(a)
Rio Tinto Ltd.	1,779	109,530	(2,117)	0.0	(a)

	31,666	228,218	(3,881)	0.0	(a)

Oil, Gas & Consumable Fuels
Whitehaven Coal Ltd.	30,363	120,457	8,512	0.0	(a)

Total Long Positions of Total Return Basket Swaps	199,413	589,101	6,207	0.0	(a)

JPMorgan Long/Short ETF

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Commercial Services & Supplies
Brambles Ltd.	(14,363)	(114,224)	(656)	0.0	(a)

Containers & Packaging
Pact Group Holdings Ltd.	(29,003)	(123,829)	(1,073)	0.0	(a)

Health Care Providers & Services
Healthscope Ltd.	(78,170)	(121,611)	1,035	0.0	(a)

Internet Software & Services
NEXTDC Ltd. *	(24,712)	(113,231)	86	0.0	(a)

Metals & Mining
Iluka Resources Ltd.	(14,496)	(117,647)	(5,352)	0.0	(a)

Total Short Positions of Total Return Basket Swaps	(160,744)	(590,542)	(5,960)	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swaps	38,669	(1,441)	247	0.0	(a)

*	Non-income producing security.
(a)	Amounts rounds to less than 0.05%.
(b)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.
(c)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States.
(1)	Notional value represents market value as of January 31, 2018 of these positions based on the securities’ last sale or closing price on the principal exchange on which the securities are traded.
(2)	Unrealized appreciation (depreciation) represents the unrealized gain(loss) of the positions subsequent to the swap reset.

The following reference rates, and their values as of period-end, are used for security descriptions:

		Value
BA	Banker’s Acceptance Rate	1.58%
BBR	Bank Base Rate	1.68%
CHF LIBOR	Swiss Franc LIBOR	(0.80)%
EURIBOR	Euro Interbank Offered Rate	(0.37)%
GBP LIBOR	British Pound Sterling LIBOR	0.50%
JPY LIBOR	Japanese Yen LIBOR	(0.04)%
LIBOR	London Interbank Offered Rate	1.58%

Summary of total OTC swap contracts outstanding as of January 31, 2018:

	Net Upfront Payments (Receipts) ($)	Value ($)
Assets

Total OTC Total return basket swaps outstanding	—	222,613

Liabilities

Total OTC Total return basket swaps outstanding	—	(214,851)

JPMorgan Long/Short ETF

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$24,175,050	$—	$—	$24,175,050

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$50	$—	$50
Futures Contracts	—	102	—	102
Swaps	—	220,549	—	220,549

Total Appreciation in Other Financial Instruments	$—	$220,701	$—	$220,701

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(150)	$—	$(150)
Futures Contracts	(11,495)	(77,616)	—	(89,111)
Swaps	—	(210,371)	—	(210,371)

Total Depreciation in Other Financial Instruments	$(11,495)	$(288,137)	$—	$(299,632)

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for industry specifics of portfolio holdings.

Transfers between fair value levels are valued utilizing values as of the beginning of the period.

There were no transfers among any levels during the period ended January 31, 2018.

JPMorgan Long/Short ETF

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

B. Derivatives — The Fund used derivative instruments including futures, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gains to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (3) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used index futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. The purchase of futures contracts will tend to increase the Fund’s exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts or due across transactions). The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

(3). Total Return Basket Swaps — The Fund entered into a total return basket swap agreement to obtain exposure to a portfolio of long and short securities. This is a highly specialized activity and a significant aspect of the Fund’s investment strategy.

Under the terms of the agreement, each swap is designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of long and short positions within each swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in each

JPMorgan Long/Short ETF

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

swap value. Each swap value also includes interest charges and credits related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on defined market rates plus or minus a specified spread and are referred to herein as “financing costs”. Positions within each swap, accrued financing costs and net dividends, are part of the monthly or annual periodic reset.

The total return basket swap contracts are subject to master netting arrangements. The fund may be required to post or receive collateral for total return basket swap swaps.

JPMorgan Managed Futures Strategy ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited)

Investments	Shares	Value($)
SHORT-TERM INVESTMENTS — 72.5%
INVESTMENT COMPANIES — 72.5%
JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 1.18% (a)(b) (Cost $37,193,861)	37,193,861	37,193,861

Total Investments — 72.5% (Cost $37,193,861)		37,193,861
Other Assets Less Liabilities — 27.5%		14,117,484

Net Assets — 100.0%		51,311,345

Percentages indicated are based on net assets.

(a)	Affiliated company as defined under the Investment Company Act of 1940.
(b)	The rate shown was the current yield as of January 31, 2018.

JPMorgan Managed Futures Strategy ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

Futures contracts outstanding as of January 31, 2018:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
CAC 40 10 Euro Index	19	02/2018	EUR	1,292,640	(4,508)
Hang Seng Index	7	02/2018	HKD	1,466,331	235
IBEX 35 Index	2	02/2018	EUR	259,119	(1,882)
WTI Crude Oil	9	02/2018	USD	582,570	7,376
Australia 10 Year Bond	269	03/2018	AUD	27,656,864	(516,898)
Canada 10 Year Bond	10	03/2018	CAD	1,075,041	(32,654)
Copper	8	03/2018	USD	639,100	40,391
Cotton No. 2	19	03/2018	USD	734,160	6,203
DAX Index	3	03/2018	EUR	1,228,627	4,460
EURO STOXX 50 Index	19	03/2018	EUR	849,425	(8,152)
Euro-Bund	16	03/2018	EUR	3,154,928	(63,880)
Euro-Buxl	4	03/2018	EUR	803,233	(10,992)
Euro-Schatz	101	03/2018	EUR	14,020,588	(47,329)
Feeder Cattle	1	03/2018	USD	72,525	385
FTSE 100 Index	16	03/2018	GBP	1,696,595	(8,738)
FTSE/MIB Index	5	03/2018	EUR	729,902	888
Japan 10 Year Bond	11	03/2018	JPY	15,146,286	(46,396)
LME Aluminum Base Metal	36	03/2018	USD	1,992,375	62,026
LME Nickel Base Metal	9	03/2018	USD	733,293	76,929
LME Zinc Base Metal	23	03/2018	USD	2,040,963	140,793
Long Gilt	3	03/2018	GBP	520,261	(10,367)
Natural Gas	5	03/2018	USD	143,000	4,417
S&P 500 E-Mini Index	22	03/2018	USD	3,108,380	165,116
SPI 200 Index	19	03/2018	AUD	2,286,713	(18,885)
TOPIX Index	11	03/2018	JPY	1,862,442	64,662
U.S. Treasury 10 Year Note	155	03/2018	USD	18,847,031	(467,763)
U.S. Treasury Long Bond	5	03/2018	USD	738,906	(30,605)
WTI Crude Oil	10	03/2018	USD	645,600	26,563
100 oz Gold	6	04/2018	USD	805,860	(2,476)
Feeder Cattle	5	04/2018	USD	364,625	(977)
Lean Hogs	12	04/2018	USD	346,800	(10,325)
Live Cattle	23	04/2018	USD	1,130,910	(9,358)
LME Zinc Base Metal	3	04/2018	USD	265,800	1,941
WTI Crude Oil	7	04/2018	USD	450,170	(1,529)
Feeder Cattle	6	05/2018	USD	437,775	(3,068)
Live Cattle	11	06/2018	USD	506,330	(282)

					(694,679)

Short Contracts
Natural Gas	(16)	02/2018	USD	(479,200)	1,797
Sugar No. 11	(5)	02/2018	USD	(74,088)	(575)
Australia 3 Year Bond	(26)	03/2018	AUD	(2,325,309)	(3,905)
Canada 10 Year Bond	(4)	03/2018	CAD	(430,016)	2,688
Cocoa	(8)	03/2018	USD	(159,680)	(8,804)
Coffee ‘C’	(17)	03/2018	USD	(776,794)	26,518
Corn	(63)	03/2018	USD	(1,138,725)	(27,323)
Euro-Bobl	(2)	03/2018	EUR	(323,920)	2,329
Euro-Bund	(11)	03/2018	EUR	(2,169,013)	62,491
Japan 10 Year Bond	(13)	03/2018	JPY	(17,900,156)	61,694
LME Aluminum Base Metal	(3)	03/2018	USD	(166,031)	(12,740)
LME Nickel Base Metal	(1)	03/2018	USD	(81,477)	(5,484)
LME Zinc Base Metal	(3)	03/2018	USD	(266,213)	(19,140)
Long Gilt	(125)	03/2018	GBP	(21,677,559)	427,018
Silver	(6)	03/2018	USD	(517,230)	(8,446)
Soybean	(11)	03/2018	USD	(547,663)	(13,332)
U.S. Treasury 10 Year Note	(19)	03/2018	USD	(2,310,281)	47,021
U.S. Treasury 2 Year Note	(127)	03/2018	USD	(27,078,781)	109,130
U.S. Treasury 5 Year Note	(47)	03/2018	USD	(5,391,781)	55,573
Wheat	(40)	03/2018	USD	(903,500)	(46,468)
Lean Hogs	(31)	04/2018	USD	(895,900)	18,149

JPMorgan Managed Futures Strategy ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Sugar No. 11	(19)	04/2018	USD	(284,514)	10,269
Coffee ‘C’	(18)	05/2018	USD	(838,350)	33,771
Corn	(50)	05/2018	USD	(923,750)	(11,210)
Lean Hogs	(7)	05/2018	USD	(217,910)	5,599
Wheat	(47)	05/2018	USD	(1,093,925)	(32,439)
Sugar No. 11	(18)	06/2018	USD	(275,587)	5,714
Corn	(33)	07/2018	USD	(622,463)	(6,447)
Wheat	(18)	07/2018	USD	(431,100)	(17,116)

					656,332

					(38,347)

Abbreviations

AUD	—	Australian Dollar
CAC	—	Continuous Assisted Quotation
CAD	—	Canadian Dollar
DAX	—	Deutscher Aktien Index
EUR	—	Euro
FTSE	—	Financial Times and the London Stock Exchange
GBP	—	British Pound
HKD	—	Hong Kong Dollar
IBEX	—	Madrid Stock Exchange
JPY	—	Japanese Yen
LME	—	London Metal Exchange
MIB	—	Milan, Italian Stock Exchange
SPI	—	Australian Securities Exchange
TOPIX	—	Tokyo Stock Price Index
USD	—	United States Dollar
WTI	—	West Texas Intermediate

Forward foreign currency exchange contracts outstanding as of January 31, 2018:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	3,855,830	USD	3,075,568	Australia & New Zealand Banking Group Ltd.	02/23/2018	31,176
AUD	294,268	USD	235,458	Goldman Sachs International	02/23/2018	1,641
BRL	2,377,557	USD	738,074	Goldman Sachs International **	02/23/2018	6,494
CHF	135,446	USD	140,751	Australia & New Zealand Banking Group Ltd.	02/23/2018	4,989
CHF	99,085	USD	105,748	Citibank, NA	02/23/2018	868
CHF	112,317	USD	120,330	State Street Corp.	02/23/2018	523
JPY	326,900,424	USD	2,943,233	State Street Corp.	02/23/2018	54,348
MXN	14,438,241	USD	767,929	Citibank, NA	02/23/2018	5,324
NOK	6,157,166	USD	784,656	Citibank, NA	02/23/2018	14,523
TRY	2,857,644	USD	745,357	TD Bank Financial Group	02/23/2018	10,885
USD	738,144	KRW	788,389,832	Goldman Sachs International **	02/23/2018	689
USD	726,128	PHP	36,877,850	Merrill Lynch International **	02/23/2018	8,362
ZAR	9,279,792	USD	754,026	Goldman Sachs International	02/23/2018	26,988
RUB	43,438,604	USD	762,860	Goldman Sachs International **	02/26/2018	7,666

Total unrealized appreciation						174,476

AUD	186,123	GBP	107,134	Goldman Sachs International	02/23/2018	(2,261)
EUR	80,201	USD	99,901	Credit Suisse International	02/23/2018	(203)
SEK	669,641	JPY	9,292,093	Goldman Sachs International	02/23/2018	(115)
USD	1,991,049	AUD	2,496,172	Australia & New Zealand Banking Group Ltd.	02/23/2018	(20,183)
USD	195,956	CAD	243,739	Citibank, NA	02/23/2018	(2,251)
USD	6,445,543	CHF	6,173,676	Credit Suisse International	02/23/2018	(197,341)
USD	137,927	CHF	128,489	Societe Generale	02/23/2018	(327)
USD	3,088,184	EUR	2,521,612	Citibank, NA	02/23/2018	(46,427)
USD	597,522	GBP	430,753	Goldman Sachs International	02/23/2018	(14,528)

JPMorgan Managed Futures Strategy ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	236,061	GBP	167,509	State Street Corp.	02/23/2018	(1,950)
USD	769,827	HUF	193,735,963	Merrill Lynch International	02/23/2018	(6,060)
USD	137,221	JPY	15,240,875	State Street Corp.	02/23/2018	(2,534)
USD	1,435,718	NZD	1,968,996	State Street Corp.	02/23/2018	(14,974)
USD	3,076,775	SEK	24,673,777	TD Bank Financial Group	02/23/2018	(58,496)
USD	745,608	THB	23,797,483	Australia & New Zealand Banking Group Ltd.	02/23/2018	(14,541)
USD	741,758	TWD	21,872,971	Merrill Lynch International **	02/23/2018	(9,551)

Total unrealized depreciation						(391,742)

Net unrealized depreciation						(217,266)

**	—	Non-deliverable forward.

Abbreviations

AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
EUR	—	Euro
GBP	—	British Pound
HUF	—	Hungarian Forint
JPY	—	Japanese Yen
KRW	—	Korean Republic Won
MXN	—	Mexican Peso
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PHP	—	Philippines Peso
RUB	—	Russian Ruble
SEK	—	Swedish Krona
THB	—	Thai Baht
TRY	—	New Turkish Lira
TWD	—	Taiwan Dollar
USD	—	United States Dollar
ZAR	—	South African Rand

Managed Futures Fund CS Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on August 17, 2017 and is currently a wholly-owned subsidiary of the Fund. The Subsidiary acts as an investment vehicle for the Fund in order to effect certain investments on behalf of the Fund consistent with the Fund’s investment objectives and policies as described in the Fund’s prospectus. The Consolidated Schedule of Portfolio Investments (“CSOI”) includes positions of the Fund and the Subsidiary. Subsequent references to the Fund within the Notes to Consolidated Financial Statements collectively refer to the Fund and the Subsidiary. All significant intercompany balances and transactions have been eliminated in consolidation.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Forward foreign currency exchange contracts are generally valued on the basis of available market quotations from approved Pricing Services.

JPMorgan Managed Futures Strategy ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the CSOI:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$37,193,861	$—	$—	$37,193,861

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$174,476	$—	$174,476
Futures Contracts	1,401,901	70,245	—	1,472,146

Total Appreciation in Other Financial Instruments	$1,401,901	$244,721	$—	$1,646,622

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(391,742)	$—	$(391,742)
Futures Contracts	(1,468,328)	(42,165)	—	(1,510,493)

Total Depreciation in Other Financial Instruments	$(1,468,328)	$(433,907)	$—	$(1,902,235)

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the CSOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Level 2 consists of Foreign Futures that is held as initial margin for futures contracts.

Transfers between fair value levels are valued utilizing values as of beginning of the period.

There were no transfers among any levels during the period ended January 31, 2018.

B. Derivatives — The Fund used derivative instruments including futures and forward foreign currency exchange contracts in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gains to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) & (2) below describe the various derivatives used by the Fund.

JPMorgan Managed Futures Strategy ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(1). Futures Contracts — The Fund used index, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. The Fund used commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund’s exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts or due across transactions). The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

J.P. Morgan Exchange-Traded Fund Trust

By:	/s/ Joanna M. Gallegos
Joanna M. Gallegos
President and Principal Executive Officer
March 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joanna M. Gallegos
Joanna M. Gallegos
President and Principal Executive Officer
March 28, 2018

/s/ Lauren A. Paino
Lauren A. Paino
Treasurer and Principal Financial Officer
March 28, 2018